UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08918

HC Capital Trust

(Exact name of registrant as specified in charter)

Five Tower Bridge, 300 Barr Harbor Drive, Suite 500, West Conshohocken, PA 19428

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 242-9596

Date of fiscal year end: June 30

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 84.19%
	Aerospace & Defense — 2.41%
338	Huntington Ingalls Industries, Inc.	$36
33,926	L-3 Communications Holdings, Inc.	3,547
8,790	Lockheed Martin Corp.	1,822
415	Orbital ATK, Inc.	30
10,044	Raytheon Co.	1,097
908	Rockwell Collins, Inc.	74
980	Spirit Aerosystems Holdings, Inc.(a)	47
1,952	Textron, Inc.	73
26,463	The Boeing Co.	3,466
344	Triumph Group, Inc.	14
35,863	United Technologies Corp.	3,192

		13,398

	Air Freight & Logistics — 0.43%
24,183	United Parcel Service, Inc., Class - B	2,387

	Airlines — 1.48%
10,292	Copa Holdings SA, Class - A	432
91,600	Delta Air Lines, Inc.	4,110
142,012	JetBlue Airways Corp.(a)	3,660

		8,202

	Auto Components — 1.30%
2,056	Goodyear Tire & Rubber Co.	60
23,081	Johnson Controls, Inc.	955
25,851	Lear Corp.	2,812
70,665	Magna International, Inc., ADR	3,392
338	Visteon Corp.(a)	34

		7,253

	Automobiles — 1.04%
229,914	Ford Motor Co.	3,120
89,102	General Motors Co.	2,675

		5,795

	Banks — 6.76%
1,174	Associated Banc-Corp.	21
498,672	Bank of America Corp.	7,769
1,753	Bank of Hawaii Corp.	111
4,108	BankUnited, Inc.	147
47,430	BB&T Corp.	1,689
1,689	BOK Financial Corp.	109
1,327	CIT Group, Inc.	53
7,325	Citigroup, Inc.	363
187,746	Citizens Financial Group, Inc.	4,480
1,359	Comerica, Inc.	56
638	Commerce Bancshares, Inc.	29
2,624	Cullen/Frost Bankers, Inc.	167
1,113	East West Bancorp, Inc.	43
55,739	Fifth Third Bancorp	1,054
14,917	First Niagara Financial Group, Inc.	152
75,828	JPMorgan Chase & Co.	4,623
6,541	KeyCorp	85
5,543	M&T Bank Corp.	676
6,198	PacWest Bancorp	265
13,154	People’s United Financial, Inc.	207
4,081	PNC Financial Services Group, Inc.	364
805	Popular, Inc.	24
83,922	Regions Financial Corp.	756
3,965	SunTrust Banks, Inc.	152
1,310	TCF Financial Corp.	20

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Banks (continued)
76,582	U.S. BanCorp	$3,141
213,024	Wells Fargo & Co.	10,939
1,557	Zions BanCorp.	43

		37,538

	Beverages — 1.41%
5,770	Dr. Pepper Snapple Group, Inc.	456
4,721	Molson Coors Brewing Co., Class - B	392
36,652	PepsiCo, Inc.	3,456
87,695	The Coca-Cola Co.	3,519

		7,823

	Biotechnology — 1.21%
53,045	AbbVie, Inc.	2,886
2,460	Amgen, Inc.	340
3,971	Baxalta, Inc.	125
1,268	Biogen Idec, Inc.(a)	370
29,465	Gilead Sciences, Inc.	2,894
1,148	Medivation, Inc.(a)	49
336	United Therapeutics Corp.(a)	44

		6,708

	Capital Markets — 1.08%
1,600	Artisan Partners Asset Management, Inc.	56
7,114	BlackRock, Inc., Class - A	2,115
6,099	Eaton Vance Corp.	204
3,248	Federated Investors, Inc., Class - B	94
2,709	Franklin Resources, Inc.	101
1,871	Goldman Sachs Group, Inc.	325
24,800	Invesco Ltd.	776
7,186	Lazard Ltd., Class - A	311
3,011	LPL Financial Holdings, Inc.	120
10,498	Morgan Stanley	331
879	Raymond James Financial, Inc.	44
19,783	T. Rowe Price Group, Inc.	1,375
4,797	Waddell & Reed Financial, Inc., Class - A	167

		6,019

	Chemicals — 3.42%
7,669	Air Products & Chemicals, Inc.	978
4,734	Airgas, Inc.	423
4,374	Albemarle Corp.	193
2,069	Cabot Corp.	65
1,153	Celanese Corp., Series A	68
126,904	CF Industries Holdings, Inc.	5,697
31,427	E.I. du Pont de Nemours & Co.	1,515
8,572	Huntsman Corp.	83
57,780	LyondellBasell Industries NV, Class - A	4,817
15,525	Praxair, Inc.	1,581
1,474	The Chemours Co.	10
62,660	The Dow Chemical Co.	2,657
24,930	The Mosaic Co.	776
1,638	The Scotts Miracle-Gro Co.	100
304	Westlake Chemical Corp.	16

		18,979

	Commercial Services & Supplies — 0.33%
954	Copart, Inc.(a)	31
4,226	Covanta Holding Corp.	74
4,670	KAR Auction Services, Inc.	166
7,087	Pitney Bowes, Inc.	141

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Commercial Services & Supplies (continued)
7,448	R.R. Donnelley & Sons Co.	$108
7,993	Republic Services, Inc., Class - A	329
8,830	The ADT Corp.	264
14,191	Waste Management, Inc.	707

		1,820

	Communications Equipment — 1.39%
2,430	Brocade Communications Systems, Inc.	25
145,035	Cisco Systems, Inc.	3,807
4,575	Harris Corp.	335
66,106	Qualcomm, Inc.	3,552

		7,719

	Construction & Engineering — 0.02%
677	Chicago Bridge & Iron Co.	27
1,009	Fluor Corp.	42
878	Jacobs Engineering Group, Inc.(a)	33
1,394	Quanta Services, Inc.(a)	34

		136

	Consumer Finance — 1.90%
4,535	American Express Co.	336
84,902	Capital One Financial Corp.	6,158
36,131	Discover Financial Services	1,878
28,039	Navient Corp.	315
614	Santander Consumer USA Holdings, Inc.(a)	13
2,990	SLM Corp.(a)	22
40,999	Springleaf Holdings, Inc.(a)	1,792
890	Synchrony Financial(a)	28

		10,542

	Containers & Packaging — 0.24%
3,233	Avery Dennison Corp.	183
3,779	Bemis Co., Inc.	150
3,478	Packaging Corp. of America	209
4,666	Sonoco Products Co.	176
11,589	WestRock Co.	596

		1,314

	Distributors — 0.13%
8,947	Genuine Parts Co.	742

	Diversified Consumer Services — 0.07%
23	Graham Holdings Co.	13
10,140	H&R Block, Inc.	367

		380

	Diversified Financial Services — 0.60%
2,611	Berkshire Hathaway, Inc., Class - B(a)	340
2,278	Leucadia National Corp.	46
75,434	Voya Financial, Inc.	2,925

		3,311

	Diversified Telecommunication Services — 1.50%
112,676	AT&T, Inc.	3,671
33,158	CenturyLink, Inc.	833
38,609	Frontier Communications Corp.	183
1,700	Level 3 Communications, Inc.(a)	74
81,587	Verizon Communications, Inc.	3,550

		8,311

	Electric Utilities — 2.02%
9,025	American Electric Power, Inc.	513

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electric Utilities (continued)
13,103	Duke Energy Corp.	$943
61,692	Edison International	3,891
3,545	Entergy Corp.	231
4,971	Eversource Energy	252
15,160	Exelon Corp.	450
6,516	FirstEnergy Corp.	204
2,752	Great Plains Energy, Inc.	74
1,676	Hawaiian Electric Industries, Inc.	48
8,275	NextEra Energy, Inc.	807
4,161	OGE Energy Corp.	114
3,434	Pepco Holdings, Inc.	83
1,622	Pinnacle West Capital Corp.	104
72,731	PPL Corp.	2,392
15,177	The Southern Co.	678
2,490	Westar Energy, Inc.	96
9,431	Xcel Energy, Inc.	334

		11,214

	Electrical Equipment — 1.43%
86,178	Eaton Corp. PLC	4,420
77,292	Emerson Electric Co.	3,414
926	Rockwell Automation, Inc.	94

		7,928

	Electronic Equipment, Instruments & Components — 0.78%
564	Arrow Electronics, Inc.(a)	31
794	Avnet, Inc.	34
86,755	Corning, Inc.	1,485
281	Dolby Laboratories, Inc., Class - A	9
916	Ingram Micro, Inc.	25
84,809	Keysight Technologies, Inc.(a)	2,616
4,915	National Instruments Corp.	137

		4,337

	Energy Equipment & Services — 1.89%
3,140	Baker Hughes, Inc.	163
478	Diamond Offshore Drilling, Inc.	8
288	Dril-Quip, Inc.(a)	17
1,757	FMC Technologies, Inc.(a)	54
1,900	Franks International NV	29
6,489	Halliburton Co.	229
53,202	Helmerich & Payne, Inc.	2,514
2,472	Nabors Industries Ltd.	23
93,274	National Oilwell Varco, Inc.	3,513
9,066	Oceaneering International, Inc.	356
6,455	Patterson-UTI Energy, Inc.	85
436	RPC, Inc.	4
50,595	Schlumberger Ltd.	3,490
1,112	Superior Energy Services, Inc.	14

		10,499

	Food & Staples Retailing — 0.85%
22,329	Sysco Corp.	870
58,306	Wal-Mart Stores, Inc.	3,780
2,670	Whole Foods Market, Inc.	85

		4,735

	Food Products — 1.41%
45,772	Archer-Daniels-Midland Co.	1,897
1,057	Bunge Ltd.	77
5,154	Campbell Soup Co.	261
12,237	ConAgra Foods, Inc.	496

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Food Products (continued)
7,651	Flowers Foods, Inc.	$189
20,799	General Mills, Inc.	1,167
10,186	Hershey Co.	936
978	Hormel Foods Corp.	62
7,823	Kellogg Co.	521
1,492	Mead Johnson Nutrition Co.	105
4,102	The J.M. Smucker Co.	468
23,732	The Kraft Heinz Co.	1,675

		7,854

	Gas Utilities — 0.57%
1,867	AGL Resources, Inc.	114
1,539	Atmos Energy Corp.	90
1,517	National Fuel Gas Co.	76
3,562	Questar Corp.	69
81,182	UGI Corp.	2,826

		3,175

	Health Care Equipment & Supplies — 0.06%
615	Align Technology, Inc.(a)	35
4,130	Baxter International, Inc.	135
276	Intuitive Surgical, Inc.(a)	127
773	Varian Medical Systems, Inc.(a)	57

		354

	Health Care Providers & Services — 2.04%
49,199	Aetna, Inc.	5,384
14,580	Anthem, Inc.	2,041
902	Centene Corp.(a)	49
1,988	CIGNA Corp.	268
335	LifePoint Hospitals, Inc.(a)	24
656	Patterson Cos., Inc.	28
30,760	UnitedHealth Group, Inc.	3,568

		11,362

	Hotels, Restaurants & Leisure — 1.39%
14,188	Carnival Corp.	705
4,399	Darden Restaurants, Inc.	302
1,967	Extended Stay America, Inc.	33
1	International Game Technology PLC	—
75,561	Las Vegas Sands Corp.	2,869
36,243	McDonald’s Corp.	3,571
2,607	Six Flags Entertainment Corp.	119
2,794	Wynn Resorts Ltd.	148

		7,747

	Household Durables — 0.11%
6,029	Garmin Ltd.	216
4,734	Leggett & Platt, Inc.	196
2,619	PulteGroup, Inc.	49
1,317	Toll Brothers, Inc.(a)	45
2,483	Tupperware Brands Corp.	123

		629

	Household Products — 1.48%
892	Church & Dwight Co., Inc.	75
36,736	Colgate-Palmolive Co.	2,331
13,005	Kimberly-Clark Corp.	1,418
174	Spectrum Brands Holdings, Inc.	16
4,766	The Clorox Co.	551
53,386	The Procter & Gamble Co.	3,840

		8,231

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Independent Power and Renewable Electricity Producers — 0.08%
15,034	Calpine Corp.(a)	$220
6,241	NRG Energy, Inc.	93
14,656	The AES Corp.	143

		456

	Industrial Conglomerates — 1.32%
24,288	3M Co.	3,443
3,942	Danaher Corp.	336
141,004	General Electric Co.	3,556

		7,335

	Insurance — 4.40%
15,918	ACE Ltd.	1,646
22,984	Aflac, Inc.	1,336
115	Alleghany Corp.(a)	54
3,820	Allied World Assurance Co. Holdings AG	146
119,531	Allstate Corp.	6,962
37,780	American Financial Group, Inc.	2,603
19,197	American International Group, Inc.	1,091
295	American National Insurance Co.	29
18,908	Aon PLC	1,676
8,416	Arthur J. Gallagher & Co.	347
441	Aspen Insurance Holdings Ltd.	20
721	AXIS Capital Holdings Ltd.	39
5,689	Cincinnati Financial Corp.	306
444	Endurance Specialty Holdings Ltd.	27
316	Everest Re Group Ltd.	55
26,985	First American Financial Corp.	1,054
700	FNF Group	25
1,810	Lincoln National Corp.	86
1,025	Mercury General Corp.	52
52,587	MetLife, Inc.	2,479
8,642	Old Republic International Corp.	135
334	PartnerRe Ltd.	46
11,569	Principal Financial Group, Inc.	548
2,066	ProAssurance Corp.	101
23,324	Prudential Financial, Inc.	1,778
477	Reinsurance Group of America	43
326	RenaissanceRe Holdings, Ltd.	35
14,645	The Travelers Cos., Inc.	1,458
3,465	Validus Holdings Ltd.	156
2,163	XL Group PLC	79

		24,412

	Internet Software & Services — 0.07%
8,735	eBay, Inc.(a)	213
6,737	Yahoo!, Inc.(a)	195

		408

	IT Services — 1.88%
1,127	Amdocs Ltd.	64
18,220	Automatic Data Processing, Inc.	1,464
38,600	Booz Allen Hamilton Holding Corp.	1,012
4,506	Cognizant Technology Solutions Corp.(a)	282
23,458	International Business Machines Corp.	3,400
2,252	Leidos Holdings, Inc.	93
11,712	Paychex, Inc.	558
20,947	Western Union Co.	385
329,202	Xerox Corp.	3,203

		10,461

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Leisure Products — 0.64%
3,604	Hasbro, Inc.	$260
156,984	Mattel, Inc.	3,306

		3,566

	Life Sciences Tools & Services — 0.04%
2,481	Agilent Technologies, Inc.	84
153	Bio-Rad Laboratories, Inc., Class - A(a)	21
278	Bio-Techne Corp.	26
827	Bruker Biosciences Corp.(a)	14
354	Charles River Laboratories International, Inc.(a)	22
615	Waters Corp.(a)	73

		240

	Machinery — 2.40%
520	AGCO Corp.	24
50,392	Caterpillar, Inc.	3,293
686	Colfax Corp.(a)	21
2,844	Crane Co.	133
30,058	Cummins, Inc.	3,263
20,966	Deere & Co.	1,551
13,093	Dover Corp.	749
932	Flowserve Corp.	38
398	Graco, Inc.	27
11,949	Illinois Tool Works, Inc.	984
68,375	ITT Corp.	2,285
4,071	Joy Global, Inc.	61
3,177	Kennametal, Inc.	79
517	Lincoln Electric Holdings, Inc.	27
524	Oshkosh Corp.	19
2,426	PACCAR, Inc.	127
962	Parker Hannifin Corp.	94
1,504	SPX FLOW, Inc.(a)	52
714	Terex Corp.	13
15,137	The Timken Co.	416
1,058	Trinity Industries, Inc.	24
163	Valmont Industries, Inc.	15
1,247	Xylem, Inc.	41

		13,336

	Marine — 0.00%
315	Kirby Corp.(a)	20

	Media — 1.62%
6,810	Cablevision Systems Corp., Class - A	221
3,865	Cinemark Holdings, Inc.	126
30,898	Comcast Corp., Class - A	1,757
769	Dish Network Corp.(a)	45
406	Gannett, Inc. Com	6
165	John Wiley & Sons, Inc., Class - A	8
46	Liberty Broadband, Class - A(a)	2
1,358	News Corp., Class - A	17
21,957	Omnicom Group, Inc.	1,447
3,038	Regal Entertainment Group, Class - A	57
322	Scripps Networks Interactive, Class - A	16
15,255	The Interpublic Group of Cos., Inc.	292
11,752	Thomson Reuters Corp.	473
47,790	Time Warner, Inc.	3,285
2,688	Tribune Media Co.	96
4,406	Twenty-First Century Fox, Inc.	119
1,694	Twenty-First Century Fox, Inc.	46

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Media (continued)
21,992	Viacom, Inc., Class - B	$949

		8,962

	Metals & Mining — 0.24%
9,722	Alcoa, Inc.	94
4,780	Allegheny Technologies, Inc.	68
1,235	Compass Minerals International, Inc.	97
4,057	Newmont Mining Corp.	65
14,172	Nucor Corp.	532
5,629	Reliance Steel & Aluminum Co.	304
8,049	Steel Dynamics, Inc.	138
7,179	Tahoe Resources, Inc.	56

		1,354

	Multiline Retail — 1.50%
162	Dillard’s, Inc., Class - A	14
47,192	Dollar General Corp.	3,419
48,507	Kohl’s Corp.	2,246
14,202	Macy’s, Inc.	729
24,542	Target Corp.	1,930

		8,338

	Multi-Utilities — 0.62%
1,932	Alliant Energy Corp.	113
3,504	Ameren Corp.	148
9,168	CenterPoint Energy, Inc.	165
4,035	CMS Energy Corp.	143
5,446	Consolidated Edison, Inc.	364
9,127	Dominion Resources, Inc.	642
2,634	DTE Energy Co.	212
4,212	MDU Resources Group, Inc.	72
6,392	NiSource, Inc.	119
7,909	PG&E Corp.	418
8,446	Public Service Enterprise Group, Inc.	356
2,721	SCANA Corp.	153
4,043	Sempra Energy	391
3,019	TECO Energy, Inc.	79
1,338	Vectren Corp.	56

		3,431

	Oil, Gas & Consumable Fuels — 8.91%
543	Antero Resources Corp.(a)	11
51,880	Chevron Corp.	4,092
86,536	ConocoPhillips	4,150
1,655	CONSOL Energy, Inc.	16
664	Continental Resources, Inc.(a)	19
477	CVR Energy, Inc.	20
616	Energen Corp.	31
52,761	EOG Resources, Inc.	3,841
1,145	EQT Corp.	74
55,478	Exxon Mobil Corp.	4,125
3,299	Golar LNG Ltd.	92
61,802	Hess Corp.	3,094
7,454	HollyFrontier Corp.	364
111,156	Kinder Morgan, Inc.	3,077
99,105	Marathon Oil Corp.	1,526
62,219	Marathon Petroleum Corp.	2,883
102,479	Murphy Oil Corp.	2,480
3,285	Noble Energy, Inc.	99
51,207	Occidental Petroleum Corp.	3,387
82,677	ONEOK, Inc.	2,662
2,569	PBF Energy, Inc., Class - A	73

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels (continued)
39,850	Phillips 66	$3,062
1,250	Range Resources Corp.	40
48,537	SM Energy Co.	1,555
2,986	Southwestern Energy Co.(a)	38
69,297	Spectra Energy Corp.	1,820
4,145	Targa Resources Corp.	214
2,128	Teekay Shipping Corp.	63
29,363	The Williams Cos., Inc.	1,082
90,211	Valero Energy Corp.	5,422
1,563	Whiting Petroleum Corp.(a)	24
546	World Fuel Services Corp.	20

		49,456

	Paper & Forest Products — 0.16%
4,376	Domtar Corp.	156
19,734	International Paper Co.	746

		902

	Personal Products — 0.06%
23,368	Avon Products, Inc.	76
555	Coty, Inc.	15
419	Edgewell Personal Care Co.	34
2,801	Nu Skin Enterprises, Inc., Class - A	116
1,411	The Estee Lauder Cos., Inc., Class - A	114

		355

	Pharmaceuticals — 3.97%
57,386	Bristol-Myers Squibb Co.	3,397
29,285	Eli Lilly & Co.	2,451
40,196	Johnson & Johnson	3,752
69,317	Merck & Co., Inc.	3,424
286,236	Pfizer, Inc.	8,991

		22,015

	Professional Services — 0.14%
591	Manpowergroup, Inc.	48
13,668	Nielsen Holdings PLC	608
1,035	Robert Half International, Inc.	53
525	Towers Watson & Co., Class - A	62

		771

	Real Estate Investment Trusts — 2.26%
1,655	Alexandria Real Estate Equities, Inc.	140
2,585	American Campus Communities, Inc.	94
1,073	American Capital Agency Corp.	20
497	American Homes 4 Rent, Class - A	8
2,886	Annaly Capital Management, Inc.	28
3,630	Apartment Investment & Management Co., Class - A	134
4,266	Apple Hospitality REIT, Inc.	79
2,565	AvalonBay Communities, Inc.	448
4,841	BioMed Realty Trust, Inc.	97
479	Boston Properties, Inc.	57
4,065	Brandywine Realty Trust	50
3,174	Brixmor Property Group, Inc.	75
1,881	Camden Property Trust	139
4,244	CBL & Associates Properties, Inc.	58
615	Chimera Investment Corp.	8
2,980	Columbia Property Trust, Inc.	69
2,177	Corporate Office Properties Trust	46
2,485	Corrections Corp. of America	73
6,982	Crown Castle International Corp.	550

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Real Estate Investment Trusts (continued)
6,018	DDR Corp.	$93
3,223	Digital Realty Trust, Inc.	211
2,755	Douglas Emmett, Inc.	79
7,144	Duke Realty Corp.	136
1,044	Equinix, Inc.	285
1,761	Equity Lifestyle Properties, Inc.	103
7,761	Equity Residential	582
1,414	Essex Property Trust, Inc.	316
2,185	Extra Space Storage, Inc.	169
1,303	Federal Realty Investment Trust	178
1,571	Gaming And Leisure Properties, Inc.	47
12,868	General Growth Properties, Inc.	334
10,432	HCP, Inc.	389
2,085	Healthcare Trust of America, Inc., Class - A	51
1,094	Home Properties, Inc.	82
3,429	Hospitality Properties Trust	88
17,369	Host Hotels & Resorts, Inc.	275
4,051	Iron Mountain, Inc.	126
278	Kilroy Realty Corp.	18
8,611	Kimco Realty Corp.	210
1,696	Lamar Advertising Co., Class - A	88
3,333	Liberty Property Trust	105
8,368	MFA Financial, Inc.	57
1,418	Mid-America Apartment Communities, Inc.	116
3,032	National Retail Properties, Inc.	110
7,448	NorthStar Realty Finance Corp.	92
4,140	OMEGA Healthcare Investors, Inc.	146
3,345	Outfront Media, Inc.	70
546	Paramount Group, Inc.	9
3,338	Piedmont Office Realty Trust, Inc., Class - A	60
3,745	Plum Creek Timber Co., Inc.	148
1,202	Post Properties, Inc.	70
11,645	Prologis, Inc.	453
2,430	Public Storage	514
2,924	Rayonier, Inc.	65
4,999	Realty Income Corp.	237
1,945	Regency Centers Corp.	121
5,092	Retail Properties of America, Inc., Class - A	72
5,855	Senior Housing Properties Trust	95
5,606	Simon Property Group, Inc.	1,029
9,550	Spirit Realty Capital, Inc.	87
5,243	Starwood Property Trust, Inc.	108
2,199	Tanger Factory Outlet Centers, Inc.	73
1,513	Taubman Centers, Inc.	105
3,184	The Macerich Co.	245
8,172	Two Harbors Investment Corp.	72
5,293	UDR, Inc.	183
8,461	Ventas, Inc.	474
19,990	VEREIT, Inc.	154
3,526	Vornado Realty Trust	319
2,694	Weingarten Realty Investors	89
7,516	Welltower, Inc.	509
12,589	Weyerhaeuser Co.	344
2,535	WP Carey, Inc.	147
3,983	WP GLIMCHER, Inc.	46

		12,557

	Real Estate Management & Development — 0.01%
889	CBRE Group, Inc., Class - A(a)	28
673	Forest City Enterprises, Inc., Class - A(a)	14
137	Jones Lang LaSalle, Inc.	20

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Real Estate Management & Development (continued)
459	Realogy Holdings Corp.(a)	$17

		79

	Road & Rail — 1.29%
43,755	CSX Corp.	1,177
35,602	Norfolk Southern Corp.	2,720
36,736	Union Pacific Corp.	3,248

		7,145

	Semiconductors & Semiconductor Equipment — 2.77%
12,272	Analog Devices, Inc.	692
260,510	Applied Materials, Inc.	3,827
15,676	Cypress Semiconductor Corp.	134
505	First Solar, Inc.(a)	22
140,918	Intel Corp.	4,248
24,329	KLA-Tencor Corp.	1,216
1,073	Lam Research Corp.	70
12,903	Linear Technology Corp.	521
3,138	Marvell Technology Group Ltd.	28
10,577	Maxim Integrated Products, Inc.	353
7,845	Microchip Technology, Inc.	338
7,432	Micron Technology, Inc.(a)	111
3,732	NVIDIA Corp.	92
59,343	Texas Instruments, Inc.	2,939
18,101	Xilinx, Inc.	767

		15,358

	Software — 2.83%
17,514	CA, Inc.	478
32,640	Electronic Arts, Inc.(a)	2,211
554	King Digital Entertainment PLC	8
201,988	Microsoft Corp.	8,940
80,563	Oracle Corp.	2,910
479	SolarWinds, Inc.(a)	19
59,898	Symantec Corp.	1,166

		15,732

	Specialty Retail — 1.81%
1,157	Bed Bath & Beyond, Inc.(a)	66
16,503	Best Buy Co., Inc.	613
625	Dick’s Sporting Goods, Inc.	31
2,550	DSW, Inc., Class - A	65
36,927	Foot Locker, Inc.	2,657
83,445	GameStop Corp., Class - A^	3,438
17,508	Gap, Inc.	499
8,168	L Brands, Inc.	736
307	Murphy USA, Inc.(a)	17
209,157	Office Depot, Inc.(a)	1,343
47,703	Staples, Inc.	560
654	Urban Outfitters, Inc.(a)	19

		10,044

	Technology Hardware, Storage & Peripherals — 1.60%
2,710	Apple, Inc.	299
285,096	Hewlett-Packard Co.	7,302
3,030	Lexmark International, Inc., Class - A	88
1,860	NetApp, Inc.	55
7,554	SanDisk Corp.	410
9,156	Western Digital Corp.	727

		8,881

	Textiles, Apparel & Luxury Goods — 0.13%
19,962	Coach, Inc.	577

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Textiles, Apparel & Luxury Goods (continued)
299	Fossil Group, Inc.(a)	$17
1,328	Michael Kors Holdings Ltd.(a)	56
424	Ralph Lauren Corp.	50

		700

	Thrifts & Mortgage Finance — 0.06%
4,063	Hudson City Bancorp, Inc.	41
17,682	New York Community Bancorp, Inc.	320

		361

	Tobacco — 2.11%
134,221	Altria Group, Inc.	7,302
42,963	Philip Morris International, Inc.	3,408
23,488	Reynolds American, Inc.	1,040

		11,750

	Trading Companies & Distributors — 0.16%
687	Air Lease Corp.	21
13,695	Fastenal Co.	502
2,815	GATX Corp.	124
3,693	MSC Industrial Direct Co., Inc., Class - A	225
725	NOW, Inc.(a)	11
305	WESCO International, Inc.(a)	14

		897

	Transportation Infrastructure — 0.03%
2,392	Macquarie Infrastructure Corp.	179

	Water Utilities — 0.04%
2,787	American Water Works Co., Inc.	154
2,996	Aqua America, Inc.	79

		233

	Wireless Telecommunication Services — 0.29%
550	Telephone & Data Systems, Inc.	14
50,007	Vodafone Group PLC, ADR	1,588

		1,602

	Total Common Stocks	467,778

	Contingent Rights — 0.00%
	Food & Staples Retailing — 0.00%
11,130	Safeway, Inc.(a)(b)	1
11,130	Safeway, Inc.(a)(b)	11

		12

	Total Contingent Rights	12

	Time Deposit — 0.05%
$ 276	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 10/1/15	276

	Total Time Deposit	276

	Mutual Funds — 17.09%
860,419	Dreyfus Treasury Prime Cash Management Fund, 0.00% (c)	860

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Mutual Funds (continued)
18,360,434	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00% (c)	$18,360
75,755,825	SSgA Treasury Money Market Fund, 0.00% (c)	75,756

	Total Mutual Funds	94,976

	Repurchase Agreement — 0.46%
$2,558	Jefferies LLC, 0.26%, 10/1/15 (Purchased on 9/30/15, proceeds at maturity $2,558,033 collateralized by U.S. Treasury Obligations, 0.04% - 3.06%, 11/15/15 - 8/15/45 fair value $2,609,175) ^^	2,558

	Total Repurchase Agreement	2,558

	Total Investments (cost $534,971) — 101.79%	565,600
	Liabilities in excess of other assets — (1.79)%	(9,947)

	Net Assets — 100.00%	$555,653

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of September 30, 2015. The total value of securities on loan as of September 30, 2015, was $3,308 (amount in thousands).
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2015.
(a)	Represents non-income producing security.
(b)	Security was fair valued on September 30, 2015 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolios of Investments.
(c)	The rate disclosed is the rate in effect on September 30, 2015.

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Value Equity Portfolio	AllianceBernstein L.P.	Cadence Capital Management, LLC	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	30.19%	54.00%	—	—	84.19%
Contingent Rights	—	—	—	—	0.00%
Time Deposit	0.05%	—	—	—	0.05%
Mutual Funds	—	0.17%	13.63%	3.29%	17.09%
Repurchase Agreement	0.44%	0.02%	—	—	0.46%
Other Assets (Liabilities)	0.06%	0.07%	-1.92%	—	-1.79%

Total Net Assets	30.74%	54.26%	11.71%	3.29%	100.00%

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2015 (Unaudited)

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2015.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
688	E-Mini S&P 500 Future	$65,659	12/18/15	$(862)
42	E-Mini S&P Midcap 400 Future	5,724	12/18/15	(148)

	Net Unrealized Appreciation/(Depreciation)			$(1,010)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 81.41%
	Aerospace & Defense — 2.33%
489	Huntington Ingalls Industries, Inc.	$52
49,691	L-3 Communications Holdings, Inc.	5,194
12,835	Lockheed Martin Corp.	2,661
601	Orbital ATK, Inc.	43
14,665	Raytheon Co.	1,602
1,314	Rockwell Collins, Inc.	108
1,418	Spirit Aerosystems Holdings, Inc.(a)	69
2,827	Textron, Inc.	106
38,639	The Boeing Co.	5,060
499	Triumph Group, Inc.	21
52,319	United Technologies Corp.	4,656

		19,572

	Air Freight & Logistics — 0.41%
35,310	United Parcel Service, Inc., Class - B	3,485

	Airlines — 1.29%
15,025	Copa Holdings SA, Class - A	630
110,876	Delta Air Lines, Inc.	4,975
204,914	JetBlue Airways Corp.(a)	5,281

		10,886

	Auto Components — 1.28%
2,978	Goodyear Tire & Rubber Co.	87
33,701	Johnson Controls, Inc.	1,394
38,603	Lear Corp.	4,199
104,859	Magna International, Inc., ADR	5,034
490	Visteon Corp.(a)	50

		10,764

	Automobiles — 1.01%
335,697	Ford Motor Co.	4,555
129,948	General Motors Co.	3,901

		8,456

	Banks — 6.54%
1,699	Associated Banc-Corp.	31
734,258	Bank of America Corp.	11,439
2,556	Bank of Hawaii Corp.	162
6,000	BankUnited, Inc.	215
69,180	BB&T Corp.	2,463
2,471	BOK Financial Corp.	160
1,922	CIT Group, Inc.	77
10,608	Citigroup, Inc.	526
276,613	Citizens Financial Group, Inc.	6,600
1,968	Comerica, Inc.	81
924	Commerce Bancshares, Inc.	42
3,827	Cullen/Frost Bankers, Inc.	243
1,611	East West Bancorp, Inc.	62
81,311	Fifth Third Bancorp	1,538
21,747	First Niagara Financial Group, Inc.	222
111,007	JPMorgan Chase & Co.	6,768
9,473	KeyCorp	123
8,077	M&T Bank Corp.	985
9,040	PacWest Bancorp	387
19,180	People’s United Financial, Inc.	302
5,910	PNC Financial Services Group, Inc.	527
1,166	Popular, Inc.	35
122,411	Regions Financial Corp.	1,103
5,743	SunTrust Banks, Inc.	220
1,898	TCF Financial Corp.	29

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Banks (continued)
111,707	U.S. BanCorp	$4,581
312,700	Wells Fargo & Co.	16,056
2,255	Zions BanCorp.	62

		55,039

	Beverages — 1.36%
8,424	Dr. Pepper Snapple Group, Inc.	666
6,891	Molson Coors Brewing Co., Class - B	572
53,516	PepsiCo, Inc.	5,047
128,043	The Coca-Cola Co.	5,137

		11,422

	Biotechnology — 1.17%
77,451	AbbVie, Inc.	4,214
3,562	Amgen, Inc.	493
5,752	Baxalta, Inc.	181
1,835	Biogen Idec, Inc.(a)	535
43,269	Gilead Sciences, Inc.	4,249
1,664	Medivation, Inc.(a)	71
486	United Therapeutics Corp.(a)	64

		9,807

	Capital Markets — 1.05%
2,339	Artisan Partners Asset Management, Inc.	82
10,388	BlackRock, Inc., Class - A	3,091
8,904	Eaton Vance Corp.	298
4,753	Federated Investors, Inc., Class - B	137
3,923	Franklin Resources, Inc.	146
2,710	Goldman Sachs Group, Inc.	471
36,211	Invesco Ltd.	1,130
10,481	Lazard Ltd., Class - A	454
4,407	LPL Financial Holdings, Inc.^	175
15,203	Morgan Stanley	479
1,272	Raymond James Financial, Inc.	63
28,864	T. Rowe Price Group, Inc.	2,006
6,995	Waddell & Reed Financial, Inc., Class - A	243

		8,775

	Chemicals — 3.37%
11,198	Air Products & Chemicals, Inc.	1,429
6,911	Airgas, Inc.	617
6,385	Albemarle Corp.	282
3,022	Cabot Corp.	95
1,669	Celanese Corp., Series A	99
186,784	CF Industries Holdings, Inc.	8,386
45,886	E.I. du Pont de Nemours & Co.	2,212
12,516	Huntsman Corp.	121
89,799	LyondellBasell Industries NV, Class - A	7,485
22,668	Praxair, Inc.	2,309
2,135	The Chemours Co.	14
91,490	The Dow Chemical Co.	3,879
36,369	The Mosaic Co.	1,131
2,394	The Scotts Miracle-Gro Co.	146
440	Westlake Chemical Corp.	23

		28,228

	Commercial Services & Supplies — 0.32%
1,381	Copart, Inc.(a)	45
6,167	Covanta Holding Corp.	108
6,816	KAR Auction Services, Inc.	242
10,348	Pitney Bowes, Inc.	205

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Commercial Services & Supplies (continued)
10,876	R.R. Donnelley & Sons Co.	$158
11,670	Republic Services, Inc., Class - A	481
12,879	The ADT Corp.	385
20,720	Waste Management, Inc.	1,033

		2,657

	Communications Equipment — 1.34%
3,520	Brocade Communications Systems, Inc.	37
211,629	Cisco Systems, Inc.	5,554
6,679	Harris Corp.	489
96,459	Qualcomm, Inc.	5,183

		11,263

	Construction & Engineering — 0.08%
981	Chicago Bridge & Iron Co.	39
1,461	Fluor Corp.	62
1,271	Jacobs Engineering Group, Inc.(a)	48
22,225	Quanta Services, Inc.(a)	538

		687

	Consumer Finance — 1.86%
6,568	American Express Co.	487
125,931	Capital One Financial Corp.	9,133
53,936	Discover Financial Services	2,804
40,905	Navient Corp.	460
890	Santander Consumer USA Holdings, Inc.(a)	18
4,329	SLM Corp.(a)	32
60,895	Springleaf Holdings, Inc.(a)	2,662
1,288	Synchrony Financial(a)	40

		15,636

	Containers & Packaging — 0.23%
4,718	Avery Dennison Corp.	267
5,515	Bemis Co., Inc.	218
5,076	Packaging Corp. of America	305
6,802	Sonoco Products Co.	257
16,899	WestRock Co.	869

		1,916

	Distributors — 0.13%
13,063	Genuine Parts Co.	1,083

	Diversified Consumer Services — 0.07%
34	Graham Holdings Co.	20
14,786	H&R Block, Inc.	535

		555

	Diversified Financial Services — 0.58%
3,781	Berkshire Hathaway, Inc., Class - B(a)	493
3,300	Leucadia National Corp.	67
111,889	Voya Financial, Inc.	4,338

		4,898

	Diversified Telecommunication Services — 1.44%
164,414	AT&T, Inc.	5,356
48,374	CenturyLink, Inc.	1,215
56,372	Frontier Communications Corp.	268
2,463	Level 3 Communications, Inc.(a)	108
119,050	Verizon Communications, Inc.	5,180

		12,127

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electric Utilities — 2.05%
13,160	American Electric Power, Inc.	$748
19,109	Duke Energy Corp.	1,375
91,617	Edison International	5,779
5,182	Entergy Corp.	337
7,257	Eversource Energy	367
22,103	Exelon Corp.	656
9,514	FirstEnergy Corp.	298
4,013	Great Plains Energy, Inc.	108
2,448	Hawaiian Electric Industries, Inc.	70
12,067	NextEra Energy, Inc.	1,177
6,066	OGE Energy Corp.	166
5,013	Pepco Holdings, Inc.	121
2,370	Pinnacle West Capital Corp.	152
129,719	PPL Corp.	4,267
22,160	The Southern Co.	991
3,632	Westar Energy, Inc.	140
13,753	Xcel Energy, Inc.	487

		17,239

	Electrical Equipment — 1.37%
123,644	Eaton Corp. PLC	6,343
112,798	Emerson Electric Co.	4,982
1,340	Rockwell Automation, Inc.	136

		11,461

	Electronic Equipment, Instruments & Components — 0.76%
817	Arrow Electronics, Inc.(a)	45
1,150	Avnet, Inc.	49
126,582	Corning, Inc.	2,167
407	Dolby Laboratories, Inc., Class - A	13
1,326	Ingram Micro, Inc.	36
124,924	Keysight Technologies, Inc.(a)	3,854
7,174	National Instruments Corp.	199

		6,363

	Energy Equipment & Services — 1.82%
4,547	Baker Hughes, Inc.	237
692	Diamond Offshore Drilling, Inc.	12
417	Dril-Quip, Inc.(a)	24
2,546	FMC Technologies, Inc.(a)	79
2,773	Franks International NV	42
9,397	Halliburton Co.	332
77,671	Helmerich & Payne, Inc.	3,671
3,580	Nabors Industries Ltd.	34
136,155	National Oilwell Varco, Inc.	5,125
13,229	Oceaneering International, Inc.	520
9,410	Patterson-UTI Energy, Inc.	124
632	RPC, Inc.	6
73,815	Schlumberger Ltd.	5,091
1,609	Superior Energy Services, Inc.	20

		15,317

	Food & Staples Retailing — 0.82%
32,549	Sysco Corp.	1,268
85,066	Wal-Mart Stores, Inc.	5,516
3,866	Whole Foods Market, Inc.	122

		6,906

	Food Products — 1.36%
66,777	Archer-Daniels-Midland Co.	2,767

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Food Products (continued)
1,530	Bunge Ltd.	$112
7,524	Campbell Soup Co.	381
17,867	ConAgra Foods, Inc.	724
11,157	Flowers Foods, Inc.	276
30,368	General Mills, Inc.	1,705
14,873	Hershey Co.	1,367
1,415	Hormel Foods Corp.	90
11,422	Kellogg Co.	760
2,161	Mead Johnson Nutrition Co.	152
5,987	The J.M. Smucker Co.	683
34,601	The Kraft Heinz Co.	2,442

		11,459

	Gas Utilities — 0.56%
2,724	AGL Resources, Inc.	166
2,248	Atmos Energy Corp.	131
2,217	National Fuel Gas Co.	111
5,206	Questar Corp.	101
119,538	UGI Corp.	4,162

		4,671

	Health Care Equipment & Supplies — 0.06%
890	Align Technology, Inc.(a)	51
5,983	Baxter International, Inc.	196
400	Intuitive Surgical, Inc.(a)	183
1,119	Varian Medical Systems, Inc.(a)	83

		513

	Health Care Providers & Services — 1.99%
71,709	Aetna, Inc.	7,846
21,429	Anthem, Inc.	3,000
1,306	Centene Corp.(a)	71
2,879	CIGNA Corp.	389
485	LifePoint Hospitals, Inc.(a)	34
950	Patterson Cos., Inc.	41
46,117	UnitedHealth Group, Inc.	5,350

		16,731

	Hotels, Restaurants & Leisure — 1.35%
20,716	Carnival Corp.	1,030
6,419	Darden Restaurants, Inc.	440
2,873	Extended Stay America, Inc.	48
110,297	Las Vegas Sands Corp.	4,188
52,918	McDonald’s Corp.	5,215
3,808	Six Flags Entertainment Corp.	174
4,068	Wynn Resorts Ltd.	216

		11,311

	Household Durables — 0.11%
8,802	Garmin Ltd.	316
6,911	Leggett & Platt, Inc.	284
3,793	PulteGroup, Inc.	72
1,907	Toll Brothers, Inc.(a)	65
3,627	Tupperware Brands Corp.	180

		917

	Household Products — 1.43%
1,291	Church & Dwight Co., Inc.	108
53,638	Colgate-Palmolive Co.	3,404
18,989	Kimberly-Clark Corp.	2,071
251	Spectrum Brands Holdings, Inc.	23

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Household Products (continued)
6,945	The Clorox Co.	$802
77,893	The Procter & Gamble Co.	5,604

		12,012

	Independent Power and Renewable Electricity Producers — 0.08%
22,501	Calpine Corp.(a)	329
9,098	NRG Energy, Inc.	135
21,377	The AES Corp.	209

		673

	Industrial Conglomerates — 1.27%
35,463	3M Co.	5,028
5,710	Danaher Corp.	487
205,879	General Electric Co.	5,191

		10,706

	Insurance — 4.12%
23,244	ACE Ltd.	2,403
33,522	Aflac, Inc.	1,949
166	Alleghany Corp.(a)	78
5,574	Allied World Assurance Co. Holdings AG	213
175,758	Allstate Corp.	10,236
56,596	American Financial Group, Inc.	3,900
8,691	American International Group, Inc.	494
431	American National Insurance Co.	42
27,829	Aon PLC	2,466
12,288	Arthur J. Gallagher & Co.	507
638	Aspen Insurance Holdings Ltd.	30
1,044	AXIS Capital Holdings Ltd.	56
8,306	Cincinnati Financial Corp.	447
643	Endurance Specialty Holdings Ltd.	39
458	Everest Re Group Ltd.	79
40,108	First American Financial Corp.	1,567
2,623	Lincoln National Corp.	124
1,497	Mercury General Corp.	76
76,701	MetLife, Inc.	3,616
12,619	Old Republic International Corp.	197
484	PartnerRe Ltd.	67
16,892	Principal Financial Group, Inc.	800
3,018	ProAssurance Corp.	148
34,055	Prudential Financial, Inc.	2,595
691	Reinsurance Group of America	63
472	RenaissanceRe Holdings, Ltd.	50
21,356	The Travelers Cos., Inc.	2,126
5,055	Validus Holdings Ltd.	229
3,133	XL Group PLC	114

		34,711

	Internet Software & Services — 0.07%
12,650	eBay, Inc.(a)	309
9,755	Yahoo!, Inc.(a)	282

		591

	IT Services — 1.82%
1,632	Amdocs Ltd.	93
26,602	Automatic Data Processing, Inc.	2,138
56,899	Booz Allen Hamilton Holding Corp.	1,491
6,526	Cognizant Technology Solutions Corp.(a)	409
34,252	International Business Machines Corp.	4,965
3,290	Leidos Holdings, Inc.	136

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Services (continued)
17,100	Paychex, Inc.	$814
30,584	Western Union Co.	562
485,474	Xerox Corp.	4,724

		15,332

	Leisure Products — 0.62%
5,261	Hasbro, Inc.	380
229,212	Mattel, Inc.	4,827

		5,207

	Life Sciences Tools & Services — 0.04%
3,593	Agilent Technologies, Inc.	123
221	Bio-Rad Laboratories, Inc., Class - A(a)	30
403	Bio-Techne Corp.	37
1,198	Bruker Biosciences Corp.(a)	20
512	Charles River Laboratories International, Inc.(a)	33
890	Waters Corp.(a)	105

		348

	Machinery — 2.32%
754	AGCO Corp.	35
73,528	Caterpillar, Inc.	4,805
994	Colfax Corp.(a)	30
4,154	Crane Co.	194
43,873	Cummins, Inc.	4,764
30,612	Deere & Co.	2,265
19,103	Dover Corp.	1,092
1,348	Flowserve Corp.	55
576	Graco, Inc.	39
17,446	Illinois Tool Works, Inc.	1,436
101,805	ITT Corp.	3,403
5,934	Joy Global, Inc.	89
4,645	Kennametal, Inc.	116
748	Lincoln Electric Holdings, Inc.	39
759	Oshkosh Corp.	28
3,513	PACCAR, Inc.	183
1,392	Parker Hannifin Corp.	135
2,197	SPX FLOW, Inc.(a)	76
1,034	Terex Corp.	19
22,101	The Timken Co.	608
1,531	Trinity Industries, Inc.	35
237	Valmont Industries, Inc.	22
1,806	Xylem, Inc.	59

		19,527

	Marine — 0.00%
456	Kirby Corp.(a)	28

	Media — 1.56%
9,943	Cablevision Systems Corp., Class - A	323
5,641	Cinemark Holdings, Inc.	183
45,637	Comcast Corp., Class - A	2,596
1,114	Dish Network Corp.(a)	65
589	Gannett, Inc. Com	9
238	John Wiley & Sons, Inc., Class - A	12
67	Liberty Broadband, Class - A(a)	3
1,967	News Corp., Class - A	25
32,060	Omnicom Group, Inc.	2,113
4,446	Regal Entertainment Group, Class - A	83
467	Scripps Networks Interactive, Class - A	23

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Media (continued)
22,274	The Interpublic Group of Cos., Inc.	$426
17,159	Thomson Reuters Corp.	691
70,408	Time Warner, Inc.	4,840
3,926	Tribune Media Co.	140
6,381	Twenty-First Century Fox, Inc., Class A	172
2,454	Twenty-First Century Fox, Inc.	66
32,111	Viacom, Inc., Class - B	1,386

		13,156

	Metals & Mining — 0.23%
14,079	Alcoa, Inc.	136
6,978	Allegheny Technologies, Inc.	99
1,804	Compass Minerals International, Inc.	141
5,877	Newmont Mining Corp.	94
20,665	Nucor Corp.	777
8,211	Reliance Steel & Aluminum Co.	443
11,753	Steel Dynamics, Inc.	202
10,469	Tahoe Resources, Inc.	81

		1,973

	Multiline Retail — 1.45%
235	Dillard’s, Inc., Class - A	21
69,319	Dollar General Corp.	5,021
71,233	Kohl’s Corp.	3,299
20,736	Macy’s, Inc.	1,064
35,833	Target Corp.	2,819

		12,224

	Multi-Utilities — 0.60%
2,822	Alliant Energy Corp.	165
5,115	Ameren Corp.	216
13,371	CenterPoint Energy, Inc.	241
5,889	CMS Energy Corp.	208
7,939	Consolidated Edison, Inc.	531
13,327	Dominion Resources, Inc.	938
3,857	DTE Energy Co.	310
6,148	MDU Resources Group, Inc.	106
9,319	NiSource, Inc.	173
11,531	PG&E Corp.	609
12,315	Public Service Enterprise Group, Inc.	519
3,968	SCANA Corp.	223
5,901	Sempra Energy	571
4,419	TECO Energy, Inc.	116
1,953	Vectren Corp.	82

		5,008

	Oil, Gas & Consumable Fuels — 8.69%
786	Antero Resources Corp.(a)	17
75,688	Chevron Corp.	5,970
126,250	ConocoPhillips	6,055
2,397	CONSOL Energy, Inc.	23
961	Continental Resources, Inc.(a)	28
695	CVR Energy, Inc.	29
892	Energen Corp.	44
77,630	EOG Resources, Inc.	5,651
1,657	EQT Corp.	107
80,926	Exxon Mobil Corp.	6,017
4,828	Golar LNG Ltd.	135
91,019	Hess Corp.	4,556
10,883	HollyFrontier Corp.	532
162,298	Kinder Morgan, Inc.	4,492

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels (continued)
144,642	Marathon Oil Corp.	$2,227
91,267	Marathon Petroleum Corp.	4,228
182,157	Murphy Oil Corp.	4,408
4,758	Noble Energy, Inc.	144
74,767	Occidental Petroleum Corp.	4,946
120,717	ONEOK, Inc.	3,887
3,753	PBF Energy, Inc., Class - A	106
58,135	Phillips 66	4,467
1,810	Range Resources Corp.	58
71,524	SM Energy Co.	2,292
4,324	Southwestern Energy Co.(a)	55
101,181	Spectra Energy Corp.	2,658
6,050	Targa Resources Corp.	312
3,109	Teekay Shipping Corp.	92
42,872	The Williams Cos., Inc.	1,580
132,574	Valero Energy Corp.	7,968
2,263	Whiting Petroleum Corp.(a)	35
791	World Fuel Services Corp.	28

		73,147

	Paper & Forest Products — 0.16%
6,381	Domtar Corp.	228
28,814	International Paper Co.	1,089

		1,317

	Personal Products — 0.06%
34,086	Avon Products, Inc.	111
803	Coty, Inc.	22
606	Edgewell Personal Care Co.	49
4,086	Nu Skin Enterprises, Inc., Class - A	169
2,044	The Estee Lauder Cos., Inc., Class - A	165

		516

	Pharmaceuticals — 3.83%
83,789	Bristol-Myers Squibb Co.	4,960
42,758	Eli Lilly & Co.	3,578
58,645	Johnson & Johnson	5,475
101,127	Merck & Co., Inc.	4,995
420,980	Pfizer, Inc.	13,223

		32,231

	Professional Services — 0.13%
855	Manpowergroup, Inc.	70
19,957	Nielsen Holdings PLC	887
1,498	Robert Half International, Inc.	77
761	Towers Watson & Co., Class - A	89

		1,123

	Real Estate Investment Trusts — 2.18%
2,414	Alexandria Real Estate Equities, Inc.	204
3,771	American Campus Communities, Inc.	137
1,553	American Capital Agency Corp.	29
720	American Homes 4 Rent, Class - A	12
4,179	Annaly Capital Management, Inc.	41
5,291	Apartment Investment & Management Co., Class - A	196
6,218	Apple Hospitality REIT, Inc.^	115
3,741	AvalonBay Communities, Inc.	654
7,057	BioMed Realty Trust, Inc.	141
694	Boston Properties, Inc.	82
5,926	Brandywine Realty Trust	73

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Real Estate Investment Trusts (continued)
4,631	Brixmor Property Group, Inc.	$109
2,744	Camden Property Trust	203
6,187	CBL & Associates Properties, Inc.	85
890	Chimera Investment Corp.	12
4,348	Columbia Property Trust, Inc.	101
3,176	Corporate Office Properties Trust	67
3,624	Corrections Corp. of America	107
10,182	Crown Castle International Corp.	803
8,786	DDR Corp.	135
4,704	Digital Realty Trust, Inc.	307
4,034	Douglas Emmett, Inc.	116
10,416	Duke Realty Corp.	198
1,524	Equinix, Inc.	417
2,570	Equity Lifestyle Properties, Inc.	151
11,318	Equity Residential	851
2,061	Essex Property Trust, Inc.	460
3,191	Extra Space Storage, Inc.	246
1,902	Federal Realty Investment Trust	260
2,295	Gaming And Leisure Properties, Inc.	68
18,767	General Growth Properties, Inc.	487
15,215	HCP, Inc.	567
3,046	Healthcare Trust of America, Inc., Class - A	75
1,596	Home Properties, Inc.	119
5,013	Hospitality Properties Trust	128
25,334	Host Hotels & Resorts, Inc.	401
5,913	Iron Mountain, Inc.	183
402	Kilroy Realty Corp.	26
12,559	Kimco Realty Corp.	307
2,473	Lamar Advertising Co., Class - A	129
4,864	Liberty Property Trust	153
12,203	MFA Financial, Inc.	83
2,068	Mid-America Apartment Communities, Inc.	169
4,424	National Retail Properties, Inc.	160
10,876	NorthStar Realty Finance Corp.	134
6,037	OMEGA Healthcare Investors, Inc.	212
4,890	Outfront Media, Inc.	102
790	Paramount Group, Inc.	13
4,879	Piedmont Office Realty Trust, Inc., Class - A	87
5,459	Plum Creek Timber Co., Inc.	216
1,752	Post Properties, Inc.	102
16,985	Prologis, Inc.	661
3,558	Public Storage	753
4,267	Rayonier, Inc.	94
7,287	Realty Income Corp.	345
2,839	Regency Centers Corp.	176
7,425	Retail Properties of America, Inc., Class - A	105
8,539	Senior Housing Properties Trust	138
8,184	Simon Property Group, Inc.	1,505
13,928	Spirit Realty Capital, Inc.	127
7,644	Starwood Property Trust, Inc.	157
3,207	Tanger Factory Outlet Centers, Inc.	106
2,208	Taubman Centers, Inc.	153
4,646	The Macerich Co.	357
11,918	Two Harbors Investment Corp.	105
7,717	UDR, Inc.	266
12,340	Ventas, Inc.	692
29,155	VEREIT, Inc.	225
5,147	Vornado Realty Trust	465
3,930	Weingarten Realty Investors	130

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Real Estate Investment Trusts (continued)
10,962	Welltower, Inc.	$742
18,362	Weyerhaeuser Co.	502
3,699	WP Carey, Inc.	214
5,806	WP GLIMCHER, Inc.	68

		18,319

	Real Estate Management & Development — 0.01%
1,286	CBRE Group, Inc., Class - A(a)	41
975	Forest City Enterprises, Inc., Class - A(a)	20
198	Jones Lang LaSalle, Inc.	28
665	Realogy Holdings Corp.(a)	25

		114

	Road & Rail — 1.24%
63,818	CSX Corp.	1,717
51,962	Norfolk Southern Corp.	3,970
53,638	Union Pacific Corp.	4,742

		10,429

	Semiconductors & Semiconductor Equipment — 2.66%
17,919	Analog Devices, Inc.	1,011
379,758	Applied Materials, Inc.	5,579
22,888	Cypress Semiconductor Corp.	195
732	First Solar, Inc.(a)	31
205,604	Intel Corp.	6,197
35,522	KLA-Tencor Corp.	1,776
1,553	Lam Research Corp.	101
18,839	Linear Technology Corp.	760
4,544	Marvell Technology Group Ltd.	41
15,444	Maxim Integrated Products, Inc.	516
11,454	Microchip Technology, Inc.	494
10,763	Micron Technology, Inc.(a)	161
5,406	NVIDIA Corp.	133
86,646	Texas Instruments, Inc.	4,291
26,410	Xilinx, Inc.	1,120

		22,406

	Software — 2.60%
25,545	CA, Inc.	697
29,633	Electronic Arts, Inc.(a)	2,008
802	King Digital Entertainment PLC	11
296,517	Microsoft Corp.	13,124
118,442	Oracle Corp.	4,278
694	SolarWinds, Inc.(a)	27
87,457	Symantec Corp.	1,703

		21,848

	Specialty Retail — 1.77%
1,675	Bed Bath & Beyond, Inc.(a)	96
24,075	Best Buy Co., Inc.	894
905	Dick’s Sporting Goods, Inc.	45
3,735	DSW, Inc., Class - A	95
54,403	Foot Locker, Inc.	3,914
122,535	GameStop Corp., Class - A^	5,049
25,545	Gap, Inc.	728
11,926	L Brands, Inc.	1,075
444	Murphy USA, Inc.(a)	24
309,443	Office Depot, Inc.(a)	1,987
79,110	Staples, Inc.	928
947	Urban Outfitters, Inc.(a)	28

		14,863

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Technology Hardware, Storage & Peripherals — 1.62%
3,925	Apple, Inc.	$433
441,019	Hewlett-Packard Co.	11,294
4,435	Lexmark International, Inc., Class - A	129
2,694	NetApp, Inc.	80
11,029	SanDisk Corp.	599
13,354	Western Digital Corp.	1,061

		13,596

	Textiles, Apparel & Luxury Goods — 0.12%
29,124	Coach, Inc.	842
433	Fossil Group, Inc.(a)	24
1,923	Michael Kors Holdings Ltd.(a)	81
614	Ralph Lauren Corp.	73

		1,020

	Thrifts & Mortgage Finance — 0.06%
5,885	Hudson City Bancorp, Inc.	60
25,777	New York Community Bancorp, Inc.	465

		525

	Tobacco — 2.05%
196,975	Altria Group, Inc.	10,716
62,731	Philip Morris International, Inc.	4,976
34,295	Reynolds American, Inc.	1,518

		17,210

	Trading Companies & Distributors — 0.16%
995	Air Lease Corp.	31
19,996	Fastenal Co.	732
4,108	GATX Corp.	181
5,389	MSC Industrial Direct Co., Inc., Class - A	329
1,050	NOW, Inc.(a)	16
441	WESCO International, Inc.(a)	20

		1,309

	Transportation Infrastructure — 0.03%
3,493	Macquarie Infrastructure Corp.	261

	Water Utilities — 0.04%
4,072	American Water Works Co., Inc.	224
4,372	Aqua America, Inc.	116

		340

	Wireless Telecommunication Services — 0.28%
797	Telephone & Data Systems, Inc.	20
73,840	Vodafone Group PLC, ADR	2,344

		2,364

	Total Common Stocks	684,578

	Contingent Rights — 0.00%
	Food & Staples Retailing — 0.00%
18,568	Safeway, Inc.(a)(b)	1
18,568	Safeway, Inc.(a)(b)	19

		20

	Total Contingent Rights	20

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Time Deposit — 0.12%
$983	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 10/1/15	$983

	Total Time Deposit	983

	Mutual Funds — 17.40%
1,251,504	Dreyfus Treasury Prime Cash Management Fund, 0.00% (c)	1,252
22,089,153	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00% (c)	22,089
122,990,218	SSgA Treasury Money Market Fund, 0.00% (c)	122,990

	Total Mutual Funds	146,331

	Repurchase Agreement — 0.47%
$3,975	Jefferies LLC, 0.26%, 10/1/15 (Purchased on 9/30/15, proceeds at maturity $3,974,594 collateralized by U.S. Treasury Obligations, 0.04% - 3.06%, 11/15/15 - 8/15/45 fair value $4,054,056) ^^	3,975

	Total Repurchase Agreement	3,975

	Total Investments (cost $796,476) — 99.40%	835,887
	Other assets in excess of liabilities — 0.60%	5,079

	Net Assets - 100.00%	$840,966

^	All or part of this security was on loan as of September 30, 2015. The total value of securities on loan as of September 30, 2015, was $5,129 (amount in thousands).
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2015.
(a)	Represents non-income producing security.
(b)	Security was fair valued on September 30, 2015 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolios of Investments.
(c)	The rate disclosed is the rate in effect on September 30, 2015.

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional Value Equity Portfolio	AllianceBernstein L.P.	Cadence Capital Management, LLC	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	29.36%	52.05%	—	—	81.41%
Contingent Rights	—	—		—	0.00%
Time Deposit	0.12%	—	—	—	0.12%
Mutual Funds	—	0.16%	14.63%	2.61%	17.40%
Repurchase Agreement	0.42%	0.05%	—	—	0.47%
Other Assets (Liabilities)	—	0.04%	0.56%	—	0.60%

Total Net Assets	29.90%	52.30%	15.19%	2.61%	100.00%

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2015 (Unaudited)

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2015.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
1,224	E-Mini S&P 500 Future	$116,812	12/18/15	$(1,588)
115	E-Mini S&P Midcap 400 Future	15,673	12/18/15	(477)

	Net Unrealized Appreciation/(Depreciation)			$(2,065)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 85.48%
	Aerospace & Defense — 1.53%
14,460	General Dynamics Corp.	$1,995
4,061	L-3 Communications Holdings, Inc.	424
6,839	Precision Castparts Corp.	1,571
14,809	Raytheon Co.	1,618
6,391	Rockwell Collins, Inc.	523
17,534	The Boeing Co.	2,296
43,385	United Technologies Corp.	3,861

		12,288

	Air Freight & Logistics — 0.11%
7,030	C.H. Robinson Worldwide, Inc.	476
9,323	Expeditors International of Washington, Inc.	439

		915

	Airlines — 0.02%
3,421	Spirit Airlines, Inc.(a)	162

	Automobiles — 0.22%
7,062	Tesla Motors, Inc.(a)	1,754

	Banks — 0.22%
23,517	Citigroup, Inc.	1,166
2,542	Cullen/Frost Bankers, Inc.	162
6,498	First Republic Bank	408

		1,736

	Beverages — 2.19%
7,309	Brown-Forman Corp., Class - B	708
9,273	Dr. Pepper Snapple Group, Inc.	733
13,303	Monster Beverage Corp.(a)	1,798
71,737	PepsiCo, Inc.	6,765
187,935	The Coca-Cola Co.	7,540

		17,544

	Biotechnology — 4.02%
12,140	Alexion Pharmaceuticals, Inc.(a)	1,899
117,713	Amgen, Inc.	16,281
25,628	Baxalta, Inc.	808
7,888	Biogen Idec, Inc.(a)	2,302
20,282	Celgene Corp.(a)	2,194
4,663	Gilead Sciences, Inc.	458
16,513	Regeneron Pharmaceuticals, Inc.(a)	7,680
6,663	Vertex Pharmaceuticals, Inc.(a)	694

		32,316

	Capital Markets — 1.72%
4,382	Federated Investors, Inc., Class - B	127
18,768	Franklin Resources, Inc.	699
6,696	Goldman Sachs Group, Inc.	1,163
42,828	Morgan Stanley	1,349
6,246	SEI Investments Co.	301
130,516	State Street Corp.	8,773
12,161	T. Rowe Price Group, Inc.	845
12,763	TD Ameritrade Holdg Corp.	406
4,018	Waddell & Reed Financial, Inc., Class - A	140

		13,803

	Chemicals — 3.02%
10,023	Air Products & Chemicals, Inc.	1,279
111,679	Ecolab, Inc.	12,253

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Chemicals (continued)
3,823	International Flavors & Fragrances, Inc.	$395
77,297	Monsanto Co.	6,597
13,856	Praxair, Inc.	1,411
5,584	Sigma-Aldrich Corp.	776
7,057	The Sherwin-Williams Co.	1,572

		24,283

	Commercial Services & Supplies — 0.19%
4,728	Cintas Corp.	405
5,317	Copart, Inc.(a)	175
4,447	Rollins, Inc.	119
3,985	Stericycle, Inc.(a)	556
5,827	Waste Connections, Inc.	283

		1,538

	Communications Equipment — 1.50%
242,470	Cisco Systems, Inc.	6,365
3,556	F5 Networks, Inc.(a)	412
5,012	Harris Corp.	367
3,456	Palo Alto Networks, Inc.(a)	594
79,889	Qualcomm, Inc.	4,292

		12,030

	Construction & Engineering — 0.07%
7,019	Fluor Corp.	297
6,218	Jacobs Engineering Group, Inc.(a)	233

		530

	Containers & Packaging — 0.05%
3,059	AptarGroup, Inc.	202
4,791	Sonoco Products Co.	181

		383

	Distributors — 0.08%
7,302	Genuine Parts Co.	605

	Diversified Consumer Services — 0.01%
3,907	Apollo Group, Inc., Class - A(a)	43

	Diversified Financial Services — 0.52%
4,053	CBOE Holdings, Inc.	272
15,077	CME Group, Inc.	1,398
28,582	The McGraw-Hill Cos., Inc.	2,472

		4,142

	Electrical Equipment — 0.29%
11,581	AMETEK, Inc.	606
33,185	Emerson Electric Co.	1,466
2,778	Hubbell, Inc., Class - B	236

		2,308

	Electronic Equipment, Instruments & Components — 0.19%
14,879	Amphenol Corp., Class - A	758
2,301	Dolby Laboratories, Inc., Class - A	75
6,717	FLIR Systems, Inc.	188
7,346	Ingram Micro, Inc.	200
4,664	National Instruments Corp.	130
2,416	Zebra Technologies Corp.(a)	185

		1,536

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Energy Equipment & Services — 2.25%
53,577	Core Laboratories NV	$5,347
1,940	Dril-Quip, Inc.(a)	113
11,097	FMC Technologies, Inc.(a)	344
4,540	Helmerich & Payne, Inc.	215
20,283	National Oilwell Varco, Inc.	763
4,688	Oceaneering International, Inc.	184
161,091	Schlumberger Ltd.	11,110

		18,076

	Food & Staples Retailing — 3.72%
35,108	Costco Wholesale Corp.	5,076
55,362	CVS Caremark Corp.	5,341
27,630	Sysco Corp.	1,077
43,582	The Kroger Co.	1,572
45,176	Walgreens Boots Alliance, Inc.	3,754
75,421	Wal-Mart Stores, Inc.	4,890
258,809	Whole Foods Market, Inc.	8,191

		29,901

	Food Products — 3.16%
8,259	Campbell Soup Co.	419
8,140	Flowers Foods, Inc.	201
111,708	Hershey Co.	10,264
6,286	Hormel Foods Corp.	398
6,125	McCormick & Co., Inc.	503
9,567	Mead Johnson Nutrition Co.	674
296,048	Mondelez International, Inc., Class - A	12,395
4,883	The J.M. Smucker Co.	557

		25,411

	Health Care Equipment & Supplies — 2.22%
115,958	Abbott Laboratories	4,663
25,628	Baxter International, Inc.	842
9,145	Becton, Dickinson & Co.	1,213
3,570	C.R. Bard, Inc.	665
6,702	Dentsply International, Inc.	339
4,982	Edwards Lifesciences Corp.(a)	708
4,540	IDEXX Laboratories, Inc.(a)	337
1,693	Intuitive Surgical, Inc.(a)	778
67,715	Medtronic PLC	4,533
6,624	ResMed, Inc.	338
13,406	St. Jude Medical, Inc.	846
15,914	Stryker Corp.	1,498
4,909	Varian Medical Systems, Inc.(a)	362
7,952	Zimmer Holdings, Inc.	747

		17,869

	Health Care Providers & Services — 2.01%
16,872	Aetna, Inc.	1,846
13,212	Anthem, Inc.	1,850
34,747	Express Scripts Holding Co.(a)	2,813
4,034	Henry Schein, Inc.(a)	535
4,716	Laboratory Corp. of America Holdings(a)	512
10,878	McKesson Corp.	2,013
4,700	MEDNAX, Inc.(a)	361
4,051	Patterson Cos., Inc.	175
6,829	Quest Diagnostics, Inc.	420
46,395	UnitedHealth Group, Inc.	5,382
4,161	VCA Antech, Inc.(a)	219

		16,126

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Technology — 1.36%
181,972	Cerner Corp.(a)	$10,911
1,797	Veeva Systems, Inc.(a)	42

		10,953

	Hotels, Restaurants & Leisure — 3.32%
3,733	Chipotle Mexican Grill, Inc.(a)	2,689
26,117	Marriott International, Inc.	1,781
46,797	McDonald’s Corp.	4,611
1,199	Panera Bread Co., Class - A(a)	232
275,471	Starbucks Corp.	15,657
20,870	YUM! Brands, Inc.	1,669

		26,639

	Household Durables — 0.03%
5,741	Garmin Ltd.	206

	Household Products — 2.80%
6,398	Church & Dwight Co., Inc.	537
188,937	Colgate-Palmolive Co.	11,990
17,822	Kimberly-Clark Corp.	1,943
6,056	The Clorox Co.	700
101,199	The Procter & Gamble Co.	7,280

		22,450

	Industrial Conglomerates — 0.98%
30,929	3M Co.	4,386
3,027	Carlisle Cos., Inc.	264
28,746	Danaher Corp.	2,449
4,693	Roper Industries, Inc.	735

		7,834

	Insurance — 1.02%
86,140	Aon PLC	7,633
5,665	Brown & Brown, Inc.	175
6,178	Torchmark Corp.	349

		8,157

	Internet & Catalog Retail — 4.16%
32,536	Amazon.com, Inc.(a)	16,655
23,879	JD.com, Inc., ADR(a)	622
30,360	Netflix, Inc.(a)	3,135
10,209	Priceline.com, Inc.(a)	12,627
5,246	TripAdvisor, Inc.(a)	331

		33,370

	Internet Software & Services — 6.35%
14,613	Alibaba Group Holding Ltd., ADR(a)	862
59,978	eBay, Inc.(a)	1,466
137,128	Facebook, Inc., Class - A(a)	12,328
10,993	Google, Inc., Class - A(a)	7,018
29,177	Google, Inc.(a)	17,751
39,768	LinkedIn Corp., Class - A(a)	7,561
5,515	Rackspace Hosting, Inc.(a)	136
123,440	Tencent Holdings Ltd., ADR	2,084
17,399	Twitter, Inc.(a)	469
44,826	Yahoo!, Inc.(a)	1,296

		50,971

	IT Services — 8.33%
29,958	Accenture PLC, Class - A	2,944
7,577	Amdocs Ltd.	431
137,344	Automatic Data Processing, Inc.	11,037
5,675	Broadridge Financial Solutions, Inc.	314

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Services (continued)
28,786	Cognizant Technology Solutions Corp.(a)	$1,802
58,807	FleetCor Technologies, Inc.(a)	8,093
3,199	Global Payments, Inc.	367
44,759	International Business Machines Corp.	6,489
3,984	Jack Henry & Associates, Inc.	277
90,530	MasterCard, Inc., Class - A	8,159
15,404	Paychex, Inc.	734
59,978	PayPal Holdings, Inc.(a)	1,862
7,451	Teradata Corp.(a)	216
7,951	Total System Services, Inc.	361
336,539	Visa, Inc., Class - A	23,442
25,528	Western Union Co.	469

		66,997

	Leisure Products — 0.05%
3,068	Polaris Industries, Inc.	368

	Life Sciences Tools & Services — 0.64%
1,751	Bio-Techne Corp.	162
10,327	Illumina, Inc.(a)	1,816
1,404	Mettler-Toledo International, Inc.(a)	400
18,905	Thermo Electron Corp.	2,311
3,990	Waters Corp.(a)	472

		5,161

	Machinery — 0.35%
2,319	Crane Co.	108
6,747	Donaldson Co., Inc.	189
3,784	IDEX Corp.	270
15,309	Illinois Tool Works, Inc.	1,260
2,701	The Middleby Corp.(a)	284
4,540	Wabtec Corp.	400
8,699	Xylem, Inc.	286

		2,797

	Marine — 0.02%
2,709	Kirby Corp.(a)	168

	Media — 1.67%
2,082	John Wiley & Sons, Inc., Class - A	104
945	Morningstar, Inc.	76
12,237	Omnicom Group, Inc.	806
4,986	Scripps Networks Interactive, Class - A	245
104,943	The Walt Disney Co.	10,726
21,293	Time Warner, Inc.	1,464

		13,421

	Multiline Retail — 0.34%
21,107	Dollar General Corp.	1,529
10,891	Dollar Tree, Inc.(a)	726
9,837	Kohl’s Corp.	456

		2,711

	Oil, Gas & Consumable Fuels — 1.97%
80,763	Chevron Corp.	6,371
10,669	Concho Resources, Inc.(a)	1,049
14,384	EOG Resources, Inc.	1,047
97,649	Exxon Mobil Corp.	7,260
3,354	World Fuel Services Corp.	120

		15,847

	Personal Products — 0.12%
2,780	Nu Skin Enterprises, Inc., Class - A	115

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Personal Products (continued)
10,823	The Estee Lauder Cos., Inc., Class - A	$873

		988

	Pharmaceuticals — 3.70%
14,363	Allergan PLC(a)	3,904
38,494	Bristol-Myers Squibb Co.	2,279
46,584	Eli Lilly & Co.	3,899
80,986	Johnson & Johnson	7,560
158,044	Merck & Co., Inc.	7,805
37,142	Novo Nordisk A/S, Class - B, ADR	2,015
10,895	Shire PLC, ADR	2,236

		29,698

	Professional Services — 0.93%
5,740	Equifax, Inc.	558
3,199	IHS, Inc.(a)	371
3,032	Towers Watson & Co., Class - A	356
83,236	Versik Analytics, Inc., Class - A(a)	6,152

		7,437

	Real Estate Investment Trusts — 1.20%
15,850	American Tower Corp.	1,394
30,175	Equinix, Inc.	8,250

		9,644

	Road & Rail — 0.08%
3,354	Canadian Pacific Railway Ltd.	482
2,116	Landstar System, Inc.	134

		616

	Semiconductors & Semiconductor Equipment — 2.43%
14,875	Analog Devices, Inc.	839
232,083	ARM Holdings PLC, ADR	10,037
235,624	Intel Corp.	7,102
11,157	Linear Technology Corp.	450
12,133	NXP Semiconductors NV(a)	1,056

		19,484

	Software — 6.09%
30,147	Adobe Systems, Inc.(a)	2,479
4,349	ANSYS, Inc.(a)	383
7,758	Citrix Systems, Inc.(a)	537
1,984	FactSet Research Systems, Inc.	317
16,909	FireEye, Inc.(a)	538
13,400	Intuit, Inc.	1,189
191,418	Microsoft Corp.	8,472
155,471	Oracle Corp.	5,616
136,599	Red Hat, Inc.(a)	9,820
116,838	Salesforce.com, Inc.(a)	8,112
120,240	SAP AG, ADR^	7,790
3,065	SolarWinds, Inc.(a)	120
22,481	Splunk, Inc.(a)	1,244
13,695	VMware, Inc., Class - A(a)	1,079
17,437	Workday, Inc., Class - A(a)	1,201

		48,897

	Specialty Retail — 3.55%
3,030	Aaron’s, Inc.	109
2,913	Abercrombie & Fitch Co., Class - A	62
3,425	Advance Auto Parts, Inc.	649
1,549	AutoZone, Inc.(a)	1,121
8,781	Bed Bath & Beyond, Inc.(a)	501
13,370	Best Buy Co., Inc.	496

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Specialty Retail (continued)
4,519	Dick’s Sporting Goods, Inc.	$224
5,123	GameStop Corp., Class - A^	211
11,879	Gap, Inc.	339
137,131	Industria de Diseno Textil SA, ADR	2,290
174,830	Lowe’s Cos., Inc.	12,050
12,567	O’Reilly Automotive, Inc.(a)	3,142
20,080	Ross Stores, Inc.	973
30,669	Staples, Inc.	360
57,326	The TJX Cos., Inc.	4,094
15,624	Tiffany & Co.	1,206
3,024	Ulta Salon, Cosmetics & Fragrance, Inc.(a)	494
5,030	Urban Outfitters, Inc.(a)	148

		28,469

	Technology Hardware, Storage & Peripherals — 2.09%
130,440	Apple, Inc.	14,387
96,967	EMC Corp.	2,343
2,961	Lexmark International, Inc., Class - A	86

		16,816

	Textiles, Apparel & Luxury Goods — 1.64%
12,986	Coach, Inc.	376
1,419	Deckers Outdoor Corp.(a)	82
2,087	Fossil Group, Inc.(a)	117
9,666	Michael Kors Holdings Ltd.(a)	408
64,990	NIKE, Inc., Class - B	7,992
2,796	Ralph Lauren Corp.	330
28,586	Under Armour, Inc., Class - A(a)	2,767
16,364	V.F. Corp.	1,116

		13,188

	Tobacco — 0.79%
74,476	Philip Morris International, Inc.	5,908
9,964	Reynolds American, Inc.	441

		6,349

	Trading Companies & Distributors — 0.16%
14,005	Fastenal Co.	513
2,261	MSC Industrial Direct Co., Inc., Class - A	138
5,074	NOW, Inc.^(a)	75
2,752	W.W. Grainger, Inc.	592

		1,318

	Total Common Stocks	686,253

	Time Deposit — 1.28%
$ 10,287	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 10/1/15	10,287

	Total Time Deposit	10,287

	Mutual Funds — 15.35%
25,042,015	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00% (b)	25,042
98,245,011	SSgA Treasury Money Market Fund, 0.00% (b)	98,245

	Total Mutual Funds	123,287

Principal Amount (000)	Security Description	Value (000)
	Repurchase Agreement — 0.76%
$6,106	Jefferies LLC, 0.26%, 10/1/15 (Purchased on 9/30/15, proceeds at maturity $6,106,090 collateralized by U.S. Treasury Obligations, 0.04% - 3.06%, 11/15/15 - 8/15/45 fair value $6,228,167) ^^	$6,106

	Total Repurchase Agreement	6,106

	Total Investments (cost $666,011) — 102.87%	825,933
	Liabilities in excess of other assets — (2.87)%	(23,017)

	Net Assets — 100.00%	$802,916

^	All or part of this security was on loan as of September 30, 2015. The total value of securities on loan as of September 30, 2015, was $7,886 (amount in thousands).
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2015.
(a)	Represents non-income producing security.
(b)	The rate disclosed is the rate in effect on September 30, 2015.

ADR—American Depositary Receipt

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Growth Equity Portfolio	Jennison Associates, LLC	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	Sustainable Growth Advisers, LP	HC Capital Solutions	Total
Common Stocks	15.54%	37.29%	—	32.65%	—	85.48%
Time Deposit	0.24%	—	—	1.04%	—	1.28%
Mutual Funds	—	0.27%	11.96%	—	3.12%	15.35%
Repurchase Agreement	—	0.03%	—	0.73%	—	0.76%
Other Assets (Liabilities)	0.09%	0.02%	-2.12%	-0.86%	—	-2.87%

Total Net Assets	15.87%	37.61%	9.84%	33.56%	3.12%	100.00%

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2015 (Unaudited)

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2015.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
464	E-Mini NASDAQ 100 Future	$38,633	12/18/15	$(1,042)
431	E-Mini S&P 500 Future	41,132	12/18/15	(438)
54	E-Mini S&P Midcap 400 Future	7,360	12/18/15	(212)

	Net Unrealized Appreciation/(Depreciation)			$(1,692)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 83.66%
	Aerospace & Defense — 1.66%
24,914	General Dynamics Corp.	$3,437
7,002	L-3 Communications Holdings, Inc.	732
11,783	Precision Castparts Corp.	2,707
25,520	Raytheon Co.	2,788
11,011	Rockwell Collins, Inc.	901
25,980	The Boeing Co.	3,402
74,755	United Technologies Corp.	6,652

		20,619

	Air Freight & Logistics — 0.13%
12,113	C.H. Robinson Worldwide, Inc.	821
16,060	Expeditors International of Washington, Inc.	756

		1,577

	Airlines — 0.02%
5,893	Spirit Airlines, Inc.(a)	279

	Automobiles — 0.21%
10,458	Tesla Motors, Inc.(a)	2,598

	Banks — 0.22%
34,805	Citigroup, Inc.	1,726
4,381	Cullen/Frost Bankers, Inc.	279
11,193	First Republic Bank	703

		2,708

	Beverages — 2.41%
12,599	Brown-Forman Corp., Class - B	1,221
15,977	Dr. Pepper Snapple Group, Inc.	1,263
21,344	Monster Beverage Corp.(a)	2,884
123,608	PepsiCo, Inc.	11,656
323,816	The Coca-Cola Co.	12,992

		30,016

	Biotechnology — 3.70%
17,991	Alexion Pharmaceuticals, Inc.(a)	2,814
167,735	Amgen, Inc.	23,200
44,162	Baxalta, Inc.	1,392
11,676	Biogen Idec, Inc.(a)	3,407
30,057	Celgene Corp.(a)	3,251
6,880	Gilead Sciences, Inc.	676
22,012	Regeneron Pharmaceuticals, Inc.(a)	10,239
9,862	Vertex Pharmaceuticals, Inc.(a)	1,027

		46,006

	Capital Markets — 1.56%
7,551	Federated Investors, Inc., Class - B	218
32,342	Franklin Resources, Inc.	1,205
9,841	Goldman Sachs Group, Inc.	1,710
62,742	Morgan Stanley	1,976
10,766	SEI Investments Co.	519
168,663	State Street Corp.	11,337
20,951	T. Rowe Price Group, Inc.	1,456
21,989	TD Ameritrade Holdg Corp.	700
6,921	Waddell & Reed Financial, Inc., Class - A	241

		19,362

	Chemicals — 2.77%
17,272	Air Products & Chemicals, Inc.	2,204
150,017	Ecolab, Inc.	16,459

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Chemicals (continued)
6,586	International Flavors & Fragrances, Inc.	$680
102,169	Monsanto Co.	8,719
23,871	Praxair, Inc.	2,432
9,618	Sigma-Aldrich Corp.	1,336
11,440	The Sherwin-Williams Co.	2,549

		34,379

	Commercial Services & Supplies — 0.21%
8,151	Cintas Corp.	699
9,158	Copart, Inc.(a)	301
7,664	Rollins, Inc.	206
6,871	Stericycle, Inc.(a)	957
10,043	Waste Connections, Inc.	488

		2,651

	Communications Equipment — 1.66%
417,785	Cisco Systems, Inc.	10,966
6,125	F5 Networks, Inc.(a)	709
8,634	Harris Corp.	632
5,120	Palo Alto Networks, Inc.(a)	881
137,651	Qualcomm, Inc.	7,396

		20,584

	Construction & Engineering — 0.07%
12,095	Fluor Corp.	512
10,714	Jacobs Engineering Group, Inc.(a)	401

		913

	Containers & Packaging — 0.05%
5,270	AptarGroup, Inc.	348
8,251	Sonoco Products Co.	311

		659

	Distributors — 0.08%
12,586	Genuine Parts Co.	1,043

	Diversified Consumer Services — 0.01%
6,731	Apollo Group, Inc., Class - A(a)	74

	Diversified Financial Services — 0.55%
6,988	CBOE Holdings, Inc.	469
25,980	CME Group, Inc.	2,409
45,466	The McGraw-Hill Cos., Inc.	3,933

		6,811

	Electrical Equipment — 0.32%
19,953	AMETEK, Inc.	1,044
57,175	Emerson Electric Co.	2,525
4,787	Hubbell, Inc., Class - B	407

		3,976

	Electronic Equipment, Instruments & Components — 0.21%
25,640	Amphenol Corp., Class - A	1,307
3,969	Dolby Laboratories, Inc., Class - A	129
11,577	FLIR Systems, Inc.	324
12,658	Ingram Micro, Inc.	345
8,041	National Instruments Corp.	223
4,163	Zebra Technologies Corp.(a)	319

		2,647

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Energy Equipment & Services — 1.93%
69,344	Core Laboratories NV	$6,921
3,348	Dril-Quip, Inc.(a)	195
19,124	FMC Technologies, Inc.(a)	593
7,820	Helmerich & Payne, Inc.	370
34,952	National Oilwell Varco, Inc.	1,316
8,078	Oceaneering International, Inc.	317
209,934	Schlumberger Ltd.	14,479

		24,191

	Food & Staples Retailing — 3.81%
56,956	Costco Wholesale Corp.	8,234
95,387	CVS Caremark Corp.	9,203
47,608	Sysco Corp.	1,855
64,513	The Kroger Co.	2,327
77,844	Walgreens Boots Alliance, Inc.	6,469
129,950	Wal-Mart Stores, Inc.	8,426
342,280	Whole Foods Market, Inc.	10,833

		47,347

	Food Products — 2.78%
14,231	Campbell Soup Co.	721
14,026	Flowers Foods, Inc.	347
147,697	Hershey Co.	13,570
10,833	Hormel Foods Corp.	686
10,559	McCormick & Co., Inc.	868
16,480	Mead Johnson Nutrition Co.	1,160
386,604	Mondelez International, Inc., Class - A	16,187
8,413	The J.M. Smucker Co.	960

		34,499

	Health Care Equipment & Supplies — 2.44%
188,487	Abbott Laboratories	7,582
44,162	Baxter International, Inc.	1,451
15,758	Becton, Dickinson & Co.	2,090
6,149	C.R. Bard, Inc.	1,146
11,547	Dentsply International, Inc.	584
8,582	Edwards Lifesciences Corp.(a)	1,220
7,826	IDEXX Laboratories, Inc.(a)	581
2,914	Intuitive Surgical, Inc.(a)	1,339
116,672	Medtronic PLC	7,810
11,409	ResMed, Inc.	581
23,095	St. Jude Medical, Inc.	1,457
27,422	Stryker Corp.	2,580
8,454	Varian Medical Systems, Inc.(a)	624
13,702	Zimmer Holdings, Inc.	1,287

		30,332

	Health Care Providers & Services — 2.24%
29,073	Aetna, Inc.	3,181
22,762	Anthem, Inc.	3,187
59,867	Express Scripts Holding Co.(a)	4,847
6,955	Henry Schein, Inc.(a)	923
8,130	Laboratory Corp. of America Holdings(a)	882
18,744	McKesson Corp.	3,468
8,100	MEDNAX, Inc.(a)	622
6,985	Patterson Cos., Inc.	302
11,765	Quest Diagnostics, Inc.	723
79,941	UnitedHealth Group, Inc.	9,274
7,169	VCA Antech, Inc.(a)	377

		27,786

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Technology — 1.17%
241,922	Cerner Corp.(a)	$14,505
3,100	Veeva Systems, Inc.(a)	73

		14,578

	Hotels, Restaurants & Leisure — 3.27%
5,897	Chipotle Mexican Grill, Inc.(a)	4,247
38,584	Marriott International, Inc.	2,631
80,634	McDonald’s Corp.	7,945
2,064	Panera Bread Co., Class - A(a)	399
396,694	Starbucks Corp.	22,549
35,962	YUM! Brands, Inc.	2,875

		40,646

	Household Durables — 0.03%
9,890	Garmin Ltd.	355

	Household Products — 2.79%
11,024	Church & Dwight Co., Inc.	925
262,991	Colgate-Palmolive Co.	16,690
30,707	Kimberly-Clark Corp.	3,348
10,432	The Clorox Co.	1,205
174,368	The Procter & Gamble Co.	12,544

		34,712

	Industrial Conglomerates — 1.09%
53,292	3M Co.	7,555
5,216	Carlisle Cos., Inc.	456
49,532	Danaher Corp.	4,221
8,086	Roper Industries, Inc.	1,267

		13,499

	Insurance — 0.87%
111,570	Aon PLC	9,886
9,758	Brown & Brown, Inc.	302
10,649	Torchmark Corp.	601

		10,789

	Internet & Catalog Retail — 3.65%
44,029	Amazon.com, Inc.(a)	22,538
35,453	JD.com, Inc., ADR(a)	924
44,990	Netflix, Inc.(a)	4,646
13,562	Priceline.com, Inc.(a)	16,774
9,044	TripAdvisor, Inc.(a)	570

		45,452

	Internet Software & Services — 5.91%
21,640	Alibaba Group Holding Ltd., ADR(a)	1,276
103,349	eBay, Inc.(a)	2,526
186,547	Facebook, Inc., Class - A(a)	16,771
17,730	Google, Inc., Class - A(a)	11,318
41,352	Google, Inc.(a)	25,158
53,279	LinkedIn Corp., Class - A(a)	10,130
9,506	Rackspace Hosting, Inc.(a)	235
182,392	Tencent Holdings Ltd., ADR	3,079
25,786	Twitter, Inc.(a)	695
77,237	Yahoo!, Inc.(a)	2,233

		73,421

	IT Services — 8.12%
51,620	Accenture PLC, Class - A	5,072
13,059	Amdocs Ltd.	743
187,649	Automatic Data Processing, Inc.	15,080
9,777	Broadridge Financial Solutions, Inc.	541

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Services (continued)
49,598	Cognizant Technology Solutions Corp.(a)	$3,105
77,725	FleetCor Technologies, Inc.(a)	10,697
5,516	Global Payments, Inc.	633
77,120	International Business Machines Corp.	11,180
6,868	Jack Henry & Associates, Inc.	478
145,622	MasterCard, Inc., Class - A	13,123
26,545	Paychex, Inc.	1,264
103,349	PayPal Holdings, Inc.(a)	3,208
12,842	Teradata Corp.(a)	372
13,700	Total System Services, Inc.	622
487,000	Visa, Inc., Class - A	33,925
43,990	Western Union Co.	808

		100,851

	Leisure Products — 0.05%
5,287	Polaris Industries, Inc.	634

	Life Sciences Tools & Services — 0.68%
3,015	Bio-Techne Corp.	279
15,155	Illumina, Inc.(a)	2,665
2,415	Mettler-Toledo International, Inc.(a)	688
32,573	Thermo Electron Corp.	3,982
6,879	Waters Corp.(a)	813

		8,427

	Machinery — 0.39%
4,001	Crane Co.	186
11,629	Donaldson Co., Inc.	327
6,522	IDEX Corp.	465
26,376	Illinois Tool Works, Inc.	2,171
4,655	The Middleby Corp.(a)	490
7,820	Wabtec Corp.	689
14,992	Xylem, Inc.	492

		4,820

	Marine — 0.02%
4,670	Kirby Corp.(a)	289

	Media — 1.50%
3,584	John Wiley & Sons, Inc., Class - A	179
1,626	Morningstar, Inc.	131
21,087	Omnicom Group, Inc.	1,390
8,587	Scripps Networks Interactive, Class - A	422
140,716	The Walt Disney Co.	14,381
31,550	Time Warner, Inc.	2,169

		18,672

	Multiline Retail — 0.35%
31,243	Dollar General Corp.	2,263
18,768	Dollar Tree, Inc.(a)	1,251
16,952	Kohl’s Corp.	785

		4,299

	Oil, Gas & Consumable Fuels — 2.15%
139,163	Chevron Corp.	10,977
15,809	Concho Resources, Inc.(a)	1,554
21,072	EOG Resources, Inc.	1,534
168,256	Exxon Mobil Corp.	12,510
5,784	World Fuel Services Corp.	207

		26,782

	Personal Products — 0.14%
4,793	Nu Skin Enterprises, Inc., Class - A	198

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Personal Products (continued)
18,652	The Estee Lauder Cos., Inc., Class - A	$1,505

		1,703

	Pharmaceuticals — 3.92%
22,483	Allergan PLC(a)	6,111
57,046	Bristol-Myers Squibb Co.	3,377
80,266	Eli Lilly & Co.	6,717
139,542	Johnson & Johnson	13,026
266,545	Merck & Co., Inc.	13,166
54,870	Novo Nordisk A/S, Class - B, ADR	2,976
16,125	Shire PLC, ADR	3,309

		48,682

	Professional Services — 0.84%
9,890	Equifax, Inc.	961
5,516	IHS, Inc.(a)	640
5,229	Towers Watson & Co., Class - A	614
111,069	Versik Analytics, Inc., Class - A(a)	8,209

		10,424

	Real Estate Investment Trusts — 1.02%
23,108	American Tower Corp.	2,033
38,979	Equinix, Inc.	10,657

		12,690

	Road & Rail — 0.08%
4,919	Canadian Pacific Railway Ltd.	706
3,646	Landstar System, Inc.	231

		937

	Semiconductors & Semiconductor Equipment — 2.35%
25,634	Analog Devices, Inc.	1,446
305,963	ARM Holdings PLC, ADR	13,233
405,984	Intel Corp.	12,236
19,227	Linear Technology Corp.	776
17,974	NXP Semiconductors NV(a)	1,565

		29,256

	Software — 5.83%
45,426	Adobe Systems, Inc.(a)	3,735
7,492	ANSYS, Inc.(a)	660
13,369	Citrix Systems, Inc.(a)	926
3,417	FactSet Research Systems, Inc.	546
24,280	FireEye, Inc.(a)	773
23,093	Intuit, Inc.	2,050
329,820	Microsoft Corp.	14,598
267,880	Oracle Corp.	9,676
180,748	Red Hat, Inc.(a)	12,992
158,753	Salesforce.com, Inc.(a)	11,022
155,525	SAP AG, ADR	10,076
5,281	SolarWinds, Inc.(a)	207
33,312	Splunk, Inc.(a)	1,844
21,022	VMware, Inc., Class - A(a)	1,656
25,820	Workday, Inc., Class - A(a)	1,778

		72,539

	Specialty Retail — 3.39%
5,220	Aaron’s, Inc.	188
5,017	Abercrombie & Fitch Co., Class - A	106
5,899	Advance Auto Parts, Inc.	1,118
2,665	AutoZone, Inc.(a)	1,929
15,127	Bed Bath & Beyond, Inc.(a)	863
23,035	Best Buy Co., Inc.	855

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Specialty Retail (continued)
7,788	Dick’s Sporting Goods, Inc.	$386
8,824	GameStop Corp., Class - A^	364
20,465	Gap, Inc.	583
201,807	Industria de Diseno Textil SA, ADR	3,370
226,180	Lowe’s Cos., Inc.	15,588
19,704	O’Reilly Automotive, Inc.(a)	4,926
34,597	Ross Stores, Inc.	1,677
52,845	Staples, Inc.	620
92,936	The TJX Cos., Inc.	6,637
24,434	Tiffany & Co.	1,887
5,208	Ulta Salon, Cosmetics & Fragrance, Inc.(a)	851
8,668	Urban Outfitters, Inc.(a)	255

		42,203

	Technology Hardware, Storage & Peripherals — 2.24%
214,817	Apple, Inc.	23,694
167,079	EMC Corp.	4,037
5,104	Lexmark International, Inc., Class - A	148

		27,879

	Textiles, Apparel & Luxury Goods — 1.71%
22,372	Coach, Inc.	647
2,442	Deckers Outdoor Corp.(a)	142
3,594	Fossil Group, Inc.(a)	201
16,656	Michael Kors Holdings Ltd.(a)	704
103,590	NIKE, Inc., Class - B	12,738
4,822	Ralph Lauren Corp.	570
44,310	Under Armour, Inc., Class - A(a)	4,288
28,200	V.F. Corp.	1,924

		21,214

	Tobacco — 0.88%
128,321	Philip Morris International, Inc.	10,180
17,164	Reynolds American, Inc.	760

		10,940

	Trading Companies & Distributors — 0.18%
24,136	Fastenal Co.	884
3,900	MSC Industrial Direct Co., Inc., Class - A	238
8,742	NOW, Inc.^(a)	129
4,740	W.W. Grainger, Inc.	1,019

		2,270

	Total Common Stocks	1,040,020

	Time Deposit — 1.09%
$13,508	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 10/1/15	13,508

	Total Time Deposit	13,508

	Mutual Funds — 14.39%
37,765,587	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00% (b)	37,766
141,148,440	SSgA Treasury Money Market Fund, 0.00% (b)	141,148

	Total Mutual Funds	178,914

Principal Amount (000)	Security Description	Value (000)
	Repurchase Agreement — 0.03%
$364	Jefferies LLC, 0.26%, 10/1/15 (Purchased on 9/30/15, proceeds at maturity $363,586 collateralized by U.S. Treasury Obligations, 0.04% - 3.06%, 11/15/15 - 8/15/45 fair value $370,855) ^^	$364

	Total Repurchase Agreement	364

	Total Investments (cost $1,044,397) — 99.17%	1,232,806
	Other assets in excess of liabilities — 0.83%	10,277

	Net Assets — 100.00%	$1,243,083

^	All or part of this security was on loan as of September 30, 2015. The total value of securities on loan as of September 30, 2015, was $471 (amount in thousands).
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2015.
(a)	Represents non-income producing security.
(b)	The rate disclosed is the rate in effect on September 30, 2015.

ADR—American Depositary Receipt

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional Growth Equity Portfolio	Jennison Associates, LLC	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	Sustainable Growth Advisers, LP	HC Capital Solutions	Total
Common Stocks	14.87%	41.49%	—	27.30%	—	83.66%
Time Deposit	0.24%	—	—	0.85%	—	1.09%
Mutual Funds	—	0.31%	11.04%	—	3.04%	14.39%
Repurchase Agreement	—	0.03%	—	—	—	0.03%
Other Assets (Liabilities)	0.08%	0.03%	0.83%	-0.11%	—	0.83%

Total Net Assets	15.19%	41.86%	11.87%	28.04%	3.04%	100.00%

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2015 (Unaudited)

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2015.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
784	E-Mini NASDAQ 100 Future	$65,276	12/18/15	$(1,735)
893	E-Mini S&P 500 Future	85,223	12/18/15	(1,081)
79	E-Mini S&P Midcap 400 Future	10,767	12/18/15	(283)

	Net Unrealized Appreciation/(Depreciation)			$(3,099)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 85.71%
	Aerospace & Defense — 0.89%
5	Aerojet Rocketdyne Holdings, Inc.(a)	$—
3	Astronics Corp.(a)	—
2,600	Cubic Corp.	109
6,780	Curtiss-Wright Corp.	424
68	Ducommun, Inc.(a)	1
18,000	Erickson Air-Crane, Inc.(a)	56
3,179	Esterline Technologies Corp.(a)	229
3	HEICO Corp.	—
5	HEICO Corp., Class - A	—
19	National Presto Industries, Inc.	2
1	Sparton Corp.(a)	—
1,833	TASER International, Inc.(a)	40
1	Teledyne Technologies, Inc.(a)	—
28	Triumph Group, Inc.	1
1	Vectrus, Inc.(a)	—

		862

	Air Freight & Logistics — 0.27%
202	Air Transport Services Group, Inc.(a)	2
39	Atlas Air Worldwide Holdings, Inc.(a)	1
4	Echo Global Logistics, Inc.(a)	—
4	Forward Air Corp.	—
7	Hub Group, Inc., Class - A(a)	—
1	Park-Ohio Holdings Corp.	—
3	Radiant Logistics, Inc.(a)	—
26,932	UTI Worldwide, Inc.(a)	124
5,572	XPO Logistics, Inc.(a)	133

		260

	Airlines — 2.81%
450	Allegiant Travel Co.	97
5,062	American Airlines Group, Inc.	197
25	Copa Holdings SA, Class - A	1
2,282	Hawaiian Holdings, Inc.(a)	56
23,546	JetBlue Airways Corp.(a)	607
233	Republic Airways Holdings, Inc.(a)	1
24,680	United Continental Holdings, Inc.(a)	1,310
3	Virgin America, Inc.(a)	—
29,912	Volaris Aviation Holding Co., ADR(a)	446

		2,715

	Auto Components — 1.43%
10	American Axle & Manufacturing Holdings, Inc.(a)	—
75	Cooper Tire & Rubber Co.	3
12,427	Dana Holding Corp.	197
4	Dorman Products, Inc.(a)	—
3	Drew Industries, Inc.	—
13,534	Fox Factory Holding Corp.(a)	228
4,090	Gentherm, Inc.(a)	184
146	Metaldyne Performance Group, Inc.	3
7,786	Modine Manufacturing Co.(a)	61
2	Motorcar Parts of America, Inc.(a)	—
28,100	Spartan Motors, Inc.	116
12,630	Stoneridge, Inc.(a)	156
5,900	Superior Industries, Inc.	110
7,049	Tenneco, Inc.(a)	317
102	Tower International, Inc.(a)	2

		1,377

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Automobiles — 0.00%
3	Winnebago Industries, Inc.	$—

	Banks — 5.36%
62	1st Source, Inc.	2
84	American National Bankshares, Inc.	2
8,775	Associated Banc-Corp.	158
143	Banc of California, Inc.	2
62	Banco Latinoamericano de Comercio Exterior SA, Class - E	1
6,828	Bank of the Ozarks, Inc.	299
14,100	BankUnited, Inc.	504
11,620	Banner Corp.	554
10,663	BBCN Bancorp, Inc.	160
1	BNC Bancorp	—
51	Camden National Corp.	2
106	CNB Financial Corp.	2
21,657	Columbia Banking System, Inc.	675
57	Community Trust Bancorp, Inc.	2
4,965	Cullen/Frost Bankers, Inc.	316
3	Eagle BanCorp, Inc.(a)	—
111	Fidelity Southern Corp.	2
80	Financial Institutions, Inc.	2
419	First Bancorp(a)	1
117	First Bancorp	2
84	First Business Financial Services, Inc.	2
108	First Community Bancshares, Inc.	2
9	First Financial Bankshares, Inc.	—
55	First Financial Corp.	2
71	First Interstate BancSystem, Inc.	2
8,225	First Midwest BanCorp, Inc.	144
209	First Niagara Financial Group, Inc.	2
47	Great Southern Bancorp, Inc.	2
81	Great Western Bancorp, Inc.	2
65	Hancock Holding Co.	2
50	Heartland Financial USA, Inc.	2
4	Hilltop Holdings, Inc.(a)	—
1,806	Home Bancshares, Inc.	73
77	Horizon Bancorp	2
144	Independent Bank Corp.	2
73	International Bancshares Corp.	2
90	MainSource Financial Group, Inc.	2
1,600	MB Financial, Inc.	52
63	National Bankshares, Inc.	2
13,549	National Penn Bancshares, Inc.	159
74	NBT Bancorp, Inc.	2
206	OFG Bancorp	2
10,745	PacWest Bancorp	460
7,664	Popular, Inc.	233
114	Sierra Bancorp	2
14,178	Square 1 Financial, Inc., Class - A(a)	364
4,610	SVB Financial Group(a)	533
4,842	Synovus Financial Corp.	143
7,572	TCF Financial Corp.	115
151	Triumph Bancorp, Inc.(a)	3
79	Trustmark Corp.	2
96	Univest Corp. of Pennsylvania	2
4,703	Webster Financial Corp.	168
6	Western Alliance Bancorp(a)	—

		5,171

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
Common Stocks (continued)
Beverages — 0.00%
9	Castle Brands, Inc.(a)	$—
1	Coca-Cola Bottling Co. Consolidated	—
1	MGP Ingredients, Inc.	—
1	National Beverage Corp.(a)	—
2	The Boston Beer Co., Inc., Class - A(a)	1

1

Biotechnology — 2.32%
1	Abeona Therapeutics, Inc.(a)	—
12	Acadia Pharmaceuticals, Inc.(a)	—
3	Acceleron Pharma, Inc.(a)	—
16	Achillion Pharmaceuticals, Inc.(a)	—
77	Acorda Therapeutics, Inc.(a)	2
1	Aduro Biotech, Inc.(a)	—
4	Advaxis, Inc.(a)	—
3	Aegerion Pharmaceuticals, Inc.(a)	—
2	Affimed Therapeutics BV(a)	—
8	Agenus, Inc.(a)	—
3	Alder Biopharmaceuticals, Inc.(a)	—
41	AMAG Pharmaceuticals, Inc.(a)	2
20	Amicus Therapeutics, Inc.(a)	—
776	Anacor Pharmaceuticals, Inc.(a)	91
5	Anthera Pharmaceuticals, Inc.(a)	—
1	Applied Genetic Technologies Corp.(a)	—
2	Ardelyx, Inc.(a)	—
32	Arena Pharmaceuticals, Inc.(a)	—
37	ARIAD Pharmaceuticals, Inc.(a)	—
15	Array BioPharma, Inc.(a)	—
5	Arrowhead Research Corp.(a)	—
1	Asterias Biotherapeutics, Inc.(a)	—
1,777	Atara Biotherapeutics, Inc.(a)	56
1	aTyr Pharma, Inc.(a)	—
3	Avalanche Biotechnologies, Inc.(a)	—
1	Bellicum Pharmaceuticals, Inc.(a)	—
8	BioCryst Pharmaceuticals, Inc.(a)	—
883	BioMarin Pharmaceutical, Inc.(a)	94
1	BioSpecifics Technologies Corp.(a)	—
7	BioTime, Inc.(a)	—
1	Blueprint Medicines Corp.(a)	—
2	Cara Therapeutics, Inc.(a)	—
9	Catalyst Pharmaceuticals, Inc.(a)	—
17	Celldex Therapeutics, Inc.(a)	—
1	Cellular Biomedicine Group, Inc.(a)	—
5,602	Cepheid, Inc.(a)	254
4	ChemoCentryx, Inc.(a)	—
7	Chimerix, Inc.(a)	—
1	Cidara Therapeutics, Inc.(a)	—
794	Clovis Oncology, Inc.(a)	73
3	Coherus Biosciences, Inc.(a)	—
2	Concert Pharmaceuticals, Inc.(a)	—
4	CorMedix, Inc.(a)	—
22	CTI BioPharma Corp.(a)	—
14	Curis, Inc.(a)	—
2	Cytokinetics, Inc.(a)	—
7	CytRx Corp.(a)	—
2	Dicerna Pharmaceuticals, Inc.(a)	—
5,430	Dyax Corp.(a)	105
4	Dynavax Technologies Corp.(a)	—
1	Eagle Pharmaceuticals, Inc.(a)	—
79	Emergent BioSolutions, Inc.(a)	2
56	Enanta Pharmaceuticals, Inc.(a)	2
4	Epizyme, Inc.(a)	—

Shares	Security Description	Value (000)
Common Stocks (continued)
Biotechnology (continued)
2	Esperion Therapeutics, Inc.(a)	$—
15,802	Exact Sciences Corp.(a)	285
26	Exelixis, Inc.(a)	—
3	Fibrocell Science, Inc.(a)	—
11	Fibrogen, Inc.(a)	—
3	Five Prime Therapeutics, Inc.(a)	—
2	Flexion Therapeutics, Inc.(a)	—
2	Foundation Medicine, Inc.(a)	—
21	Galena Biopharma, Inc.(a)	—
2	Genocea Biosciences, Inc.(a)	—
6,267	Genomic Health, Inc.(a)	134
19	Geron Corp.(a)	—
19	Halozyme Therapeutics, Inc.(a)	—
3	Heron Therapeutics, Inc.(a)	—
10	Idera Pharmaceuticals, Inc.(a)	—
1	Ignyta, Inc.(a)	—
1	Immune Design Corp.(a)	—
18	ImmunoGen, Inc.(a)	—
12	Immunomedics, Inc.(a)	—
6	Infinity Pharmaceuticals, Inc.(a)	—
8	Inovio Pharmaceuticals, Inc.(a)	—
12	Insmed, Inc.(a)	—
3	Insys Therapeutics, Inc.(a)	—
2,885	Intrexon Corp.	92
1	Invitae Corp.(a)	—
29	Ironwood Pharmaceuticals, Inc.(a)	—
2,695	Isis Pharmaceuticals, Inc.(a)	110
3	Karyopharm Therapeutics, Inc.(a)	—
14	Keryx Biopharmaceuticals, Inc.(a)	—
13,900	Kindred Biosciences, Inc.(a)	72
6	Kite Pharma, Inc.(a)	—
5	KYTHERA Biopharmaceuticals, Inc.(a)	—
2	La Jolla Pharmaceutical Co.(a)	—
3	Lexicon Pharmaceuticals, Inc.(a)	—
2	Ligand Pharmaceuticals, Inc., Class - B(a)	—
6	Lion Biotechnologies, Inc.(a)	—
4	MacroGenics, Inc.(a)	—
57	MannKind Corp.(a)	—
2	Medgenics, Inc.(a)	—
644	Medivation, Inc.(a)	27
14	Merrimack Pharmaceuticals, Inc.(a)	—
23	MiMedx Group, Inc.(a)	—
1	Mirati Therapeutics, Inc.(a)	—
13	Momenta Pharmaceuticals, Inc.(a)	—
5,108	Myriad Genetics, Inc.^(a)	192
19	Navidea Biopharmaceuticals, Inc.(a)	—
1,398	Neurocrine Biosciences, Inc.(a)	56
3	NewLink Genetics Corp.(a)	—
6	Northwest Biotherapeutics, Inc.(a)	—
45	Novavax, Inc.(a)	—
4	Ocata Therapeutics, Inc.(a)	—
9,612	OncoMed Pharmaceuticals, Inc.(a)	160
15	Oncothyreon, Inc.(a)	—
5	Ophthotech Corp.(a)	—
14	Orexigen Therapeutics, Inc.(a)	—
11	Organovo Holdings, Inc.(a)	—
2	Osiris Therapeutics, Inc.(a)	—
2	Otonomy, Inc.(a)	—
3	OvaScience, Inc.(a)	—
402	PDL BioPharma, Inc.	2
26	Peregrine Pharmaceuticals, Inc.(a)	—
2	Pfenex, Inc.(a)	—

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
Common Stocks (continued)
Biotechnology (continued)
2,336	Portola Pharmaceuticals, Inc.(a)	$101
9	Progenics Pharmaceuticals, Inc.(a)	—
1	Proteon Therapeutics, Inc.(a)	—
6	Prothena Corp. PLC(a)	—
6	PTC Therapeutics, Inc.(a)	—
6	Radius Health, Inc.(a)	—
11	Raptor Pharmaceuticals Corp.(a)	—
4	Regulus Therapeutics, Inc.(a)	—
7	Repligen Corp.(a)	—
5	Retrophin, Inc.(a)	—
9	Rigel Pharmaceuticals, Inc.(a)	—
2	Sage Therapeutics, Inc.(a)	—
5,994	Sangamo BioSciences, Inc.(a)	34
9	Sarepta Therapeutics, Inc.(a)	—
3,975	Seattle Genetics, Inc.(a)	154
4	Sorrento Therapeutics, Inc.(a)	—
1	Spark Therapeutics, Inc.(a)	—
2	Spectrum Pharmaceuticals, Inc.(a)	—
1	Stemline Therapeutics, Inc.(a)	—
13	Synergy Pharmaceuticals, Inc.(a)	—
12	Synta Pharmaceuticals Corp.(a)	—
1	T2 Biosystems, Inc.(a)	—
5	Tesaro, Inc.(a)	—
5	TG Therapeutics, Inc.(a)	—
9	Threshold Pharmaceuticals, Inc.(a)	—
1	Tokai Pharmaceuticals, Inc.(a)	—
3	Trevena, Inc.(a)	—
3	Trovagene, Inc.(a)	—
1,136	Ultragenyx Pharmaceutical, Inc.(a)	110
4	Vanda Pharmaceuticals, Inc.(a)	—
1	Verastem, Inc.(a)	—
56,700	Vical, Inc.(a)	26
2	Vitae Pharmaceuticals, Inc.(a)	—
2	Vital Therapies, Inc.(a)	—
1	XBiotech, Inc.(a)	—
4	Xencor, Inc.(a)	—
10	XOMA Corp.(a)	—
2	Zafgen, Inc.(a)	—
25	ZIOPHARM Oncology, Inc.(a)	—

2,236

Building Products — 1.59%
10	AAON, Inc.	—
8	Advanced Drainage Systems, Inc.	—
2	American Woodmark Corp.(a)	—
6	Apogee Enterprises, Inc.	—
3,070	Armstrong World Industries, Inc.(a)	147
6	Builders FirstSource, Inc.(a)	—
6,118	CaesarStone Sdot Yam Ltd.	186
4	Continental Building Products, Inc.(a)	—
9,991	Gibraltar Industries, Inc.(a)	183
1	Griffon Corp.	—
9	Insteel Industries, Inc.	—
3,303	Lennox International, Inc.	375
2,707	Masonite International Corp.(a)	164
4	NCI Building Systems, Inc.(a)	—
1	Nortek, Inc.(a)	—
2	Patrick Industries, Inc.(a)	—
14	PGT, Inc.(a)	—
3	Ply Gem Holdings, Inc.(a)	—
2,200	Simpson Manufacturing Co., Inc.	74
3,543	Trex Co., Inc.(a)	118

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Building Products (continued)
5,108	Universal Forest Products, Inc.	$295

		1,542

	Capital Markets — 1.89%
2,165	Artisan Partners Asset Management, Inc.	76
23	BGC Partners, Inc., Class - A	—
141	Calamos Asset Management, Inc., Class - A	1
4,000	Capital Southwest Corp.	190
3	Cohen & Steers, Inc.	—
50,201	Cowen Group, Inc.(a)	230
5,620	E*Trade Financial Corp.(a)	148
7	Evercore Partners, Inc., Class - A	—
175	Fifth Street Asset Management, Inc.	1
10	Financial Engines, Inc.	—
26	GAMCO Investors, Inc., Class - A	1
4	Greenhill & Co., Inc.	—
8	HFF, Inc., Class - A	—
9,671	Interactive Brokers Group, Inc., Class - A	383
1	International Fcstone, Inc.(a)	—
1	Investment Technology Group, Inc.	—
2	Janus Capital Group, Inc.	—
1	KCG Holdings, Inc.(a)	—
4	Ladenburg Thalmann Financial Services, Inc.(a)	—
2,719	LPL Financial Holdings, Inc.	108
1	Medley Management, Inc., Class - A	—
2	Moelis & Co., Class - A	—
3	Om Asset Management PLC	—
71	Oppenheimer Holdings, Inc., Class - A	1
2	Pzena Investment Management, Inc.	—
3,911	Raymond James Financial, Inc.	195
8,224	Stifel Financial Corp.(a)	347
3	Virtu Financial, Inc., Class - A	—
1,594	Waddell & Reed Financial, Inc., Class - A	55
3	Westwood Holdings Group, Inc.	—
5,843	WisdomTree Investments, Inc.	94

		1,830

	Chemicals — 2.15%
50	A. Schulman, Inc.	2
2,731	Albemarle Corp.	120
54	Axiall Corp.	1
6	Balchem Corp.	—
3,598	Cabot Corp.	114
4	Calgon Carbon Corp.	—
1	Chase Corp.	—
14	Chemtura Corp.(a)	—
1	Core Molding Technologies, Inc.(a)	—
10	Ferro Corp.(a)	—
4,664	FMC Corp.	158
131	FutureFuel Corp.	1
7	H.B. Fuller Co.	—
1	KMG Chemicals, Inc.	—
79	Koppers Holdings, Inc.	2
13,172	Kraton Performance Polymers, Inc.(a)	236
170	Kronos Worldwide, Inc.	1
1	LSB Industries, Inc.(a)	—
4,353	Methanex Corp.	144
6	Minerals Technologies, Inc.	—
1,211	NewMarket Corp.	433
77	Olin Corp.	1
4	Omnova Solutions, Inc.(a)	—

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Chemicals (continued)
8,106	PolyOne Corp.	$238
2	Quaker Chemical Corp.	—
136	Rayonier Advanced Materials, Inc.	1
25,203	Rentech, Inc.(a)	141
6	Senomyx, Inc.(a)	—
6,534	Sensient Technologies Corp.	401
35	Stepan Co.	1
147	The Chemours Co.	1
3	Trecora Resources(a)	—
1	Tredegar Industries, Inc.	—
2	Trinseo SA(a)	—
18,659	Tronox Ltd., Class - A	82
1	Valhi, Inc.	—

		2,078

	Commercial Services & Supplies — 1.53%
2,761	ABM Industries, Inc.	75
210	ACCO Brands Corp.(a)	1
2,753	ARC Document Solutions, Inc.(a)	16
5,725	Brady Corp.	113
2	Casella Waste Systems, Inc.(a)	—
31	Deluxe Corp.	2
95	Ennis, Inc.	2
3,524	Essendant, Inc.	114
2	G & K Services, Inc., Class - A	—
13	Healthcare Services Group, Inc.	—
8	Herman Miller, Inc.	—
6	HNI Corp.	—
2	InnerWorkings, Inc.(a)	—
9	Interface, Inc.	—
4,704	KAR Auction Services, Inc.	167
2	Kimball International, Inc., Class - B	—
6	Knoll, Inc.	—
2,400	Matthews International Corp., Class - A	118
57	McGrath RentCorp	2
7,121	Mobile Mini, Inc.	220
4	MSA Safety, Inc.	—
4,512	Multi-Color Corp.	346
77	Pitney Bowes, Inc.	2
96	Quad Graphics, Inc.	1
95	R.R. Donnelley & Sons Co.	1
2	SP Plus Corp.(a)	—
94	Steelcase, Inc., Class - A	2
2,803	Team, Inc.(a)	90
5,780	Tetra Tech, Inc.	141
2,410	The Brink’s Co.	65
14	UniFirst Corp.	1
3	US Ecology, Inc.	—
55	West Corp.	1

		1,480

	Communications Equipment — 0.80%
3	Aerohive Networks, Inc.(a)	—
2	Alliance Fiber Optic Products, Inc.	—
2	Applied Optoelectronics, Inc.(a)	—
65	BEL Fuse, Inc., Class - B	1
86	Black Box Corp.	1
5	CalAmp Corp.(a)	—
21	Ciena Corp.(a)	—
7	Clearfield, Inc.(a)	—
35	EchoStar Corp., Class - A(a)	2
3	Extreme Networks, Inc.(a)	—

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Communications Equipment (continued)
2	Harmonic, Inc.(a)	$—
19,113	Infinera Corp.(a)	375
6	InterDigital, Inc.	—
17	Ixia(a)	—
2	KVH Industries, Inc.(a)	—
9	NetScout Systems, Inc.(a)	—
4	Novatel Wireless, Inc.(a)	—
24,800	PC-Telephone, Inc.	150
7	Plantronics, Inc.	—
10	Ruckus Wireless, Inc.(a)	—
32,037	ShoreTel, Inc.(a)	240
4	Ubiquiti Networks, Inc.	—
7	ViaSat, Inc.(a)	—

		769

	Construction & Engineering — 0.43%
2	Argan, Inc.	—
5	Comfort Systems USA, Inc.	—
5	Dycom Industries, Inc.(a)	—
23,605	Furmanite Corp.(a)	144
1	Great Lakes Dredge & Dock Co.(a)	—
2	HC2 Holdings, Inc.(a)	—
10,269	MasTec, Inc.(a)	163
55	MYR Group, Inc.(a)	1
1	NV5 Holdings, Inc.(a)	—
2,712	Primoris Services Corp.	49
3,403	Tutor Perini Corp.(a)	56

		413

	Construction Materials — 0.66%
4,623	Eagle Materials, Inc.	316
8,403	Headwaters, Inc.(a)	158
1,079	Martin Marietta Materials, Inc.	164
8	Summit Materials, Inc., Class - A(a)	—
2	US Concrete, Inc.(a)	—

		638

	Consumer Finance — 0.44%
1	Encore Capital Group, Inc.(a)	—
93	Enova International, Inc.(a)	1
6	First Cash Financial Services, Inc.(a)	—
9,288	Green Dot Corp., Class - A(a)	163
40	Nelnet, Inc., Class - A	1
4,923	PRA Group, Inc.(a)	262
72	Santander Consumer USA Holdings, Inc.(a)	1
30	World Acceptance Corp.(a)	1

		429

	Containers & Packaging — 0.83%
1	AEP Industries, Inc.(a)	—
6,711	AptarGroup, Inc.	443
11,715	Berry Plastics Group, Inc.(a)	352
52	Greif, Inc., Class - A	2
3	Myers Industries, Inc.	—

		797

	Distributors — 0.00%
2	Core-Mark Holding Co., Inc.	—
1	Fenix Parts, Inc.(a)	—
8	Pool Corp.	1

		1

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Diversified Consumer Services — 0.32%
5,405	2U, Inc.(a)	$195
87	American Public Education, Inc.(a)	2
164	Apollo Group, Inc., Class - A(a)	2
5	Bright Horizons Family Solutions, Inc.(a)	—
45	Capella Education Co.	2
27,983	Career Education Corp.(a)	105
4	Chegg, Inc.(a)	—
1	Collectors Universe, Inc.	—
73	DeVry Education Group, Inc.	2
3	Graham Holdings Co.	2
9	Grand Canyon Education, Inc.(a)	—
1	Houghton Mifflin Harcourt Co.(a)	—
1	Liberty Tax, Inc.	—
12	LifeLock, Inc.(a)	—
11	Sotheby’s	—
2	Steiner Leisure Ltd.(a)	—
52	Strayer Education, Inc.(a)	3
3	Weight Watchers International, Inc.(a)	—

		313

	Diversified Financial Services — 0.15%
218	Gain Capital Holdings, Inc.	2
7,009	Leucadia National Corp.	141
6	MarketAxess Holdings, Inc.	1
99	Marlin Business Services Corp.	2
2	On Deck Capital, Inc.(a)	—

		146

	Diversified Telecommunication Services — 0.92%
4	8x8, Inc.(a)	—
13,670	Cogent Communications Group, Inc.	372
4	Consolidated Communications Holdings, Inc.	—
3	FairPoint Communications, Inc.(a)	—
5	General Communication, Inc., Class - A(a)	—
46	Hawaiian Telcom Holdco, Inc.(a)	1
66	IDT Corp.	1
7	inContact, Inc.(a)	—
2	Inteliquent, Inc.	—
129	Intelsat SA(a)	1
136	Iridium Communications, Inc.(a)	1
3	Lumos Networks Corp.	—
44,400	ORBCOMM, Inc.(a)	248
1	Pacific DataVision, Inc.(a)	—
19,675	Premiere Global Services, Inc.(a)	270
1	Straight Path Communications, Inc., Class - B(a)	—
3	Vonage Holdings Corp.(a)	—
11	Windstream Holdings, Inc.	—

		894

	Electric Utilities — 0.40%
10,214	El Paso Electric Co.	376
94	Great Plains Energy, Inc.	3
93	PNM Resources, Inc.	3
66	Portland General Electric Co.	2
144	Spark Energy, Inc., Class - A	2
105	The Empire District Electric Co.	2
70	Unitil Corp.	3

		391

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electrical Equipment — 1.24%
2,410	Acuity Brands, Inc.	$424
1	Allied Motion Technologies, Inc.	—
5	AZZ, Inc.	—
11,800	Broadwind Energy, Inc.(a)	24
2,665	Encore Wire Corp.	87
4,275	EnerSys	229
4	Enphase Energy, Inc.(a)	—
6	Franklin Electric Co., Inc.	—
15	FuelCell Energy, Inc.(a)	—
8,094	Generac Holdings, Inc.(a)	244
10,698	General Cable Corp.	127
33,900	Orion Energy Systems, Inc.(a)	61
13	Plug Power, Inc.(a)	—
1	Power Solutions International, Inc.(a)	—
1	PowerSecure International, Inc.(a)	—
47	Preformed Line Products Co.	2
25	Regal-Beloit Corp.	1
2	Thermon Group Holdings, Inc.(a)	—
2	Vicor Corp.(a)	—

		1,199

	Electronic Equipment, Instruments & Components — 3.21%
126	AVX Corp.	2
2	Badger Meter, Inc.	—
6,728	Belden, Inc.	314
79	Benchmark Electronics, Inc.(a)	2
15,262	Control4 Corp.^(a)	125
2	Daktronics, Inc.	—
45	Dolby Laboratories, Inc., Class - A	1
9,364	DTS, Inc.(a)	250
9,753	Electro Rent Corp.	101
11,400	Electro Scientific Industries, Inc.	53
89	Fabrinet(a)	2
1	FARO Technologies, Inc.(a)	—
6	FEI Co.	—
23,377	Flextronics International Ltd.(a)	246
5,783	Insight Enterprises, Inc.(a)	149
6,457	InvenSense, Inc.(a)	60
4,345	IPG Photonics Corp.(a)	330
7,163	Itron, Inc.(a)	229
9,733	Jabil Circuit, Inc.	218
2,699	Littelfuse, Inc.	246
67	Methode Electronics, Inc.	2
2	MTS Systems Corp.	—
3	Newport Corp.(a)	—
1	OSI Systems, Inc.(a)	—
70	PC Connection, Inc.	1
43	Plexus Corp.(a)	2
5	RealD, Inc.(a)	—
4,826	Rogers Corp.(a)	257
87	Sanmina Corp.(a)	2
23	SYNNEX Corp.	2
2,529	Tech Data Corp.(a)	173
11,359	Trimble Navigation Ltd.(a)	187
173	TTM Technologies, Inc.(a)	1
4,531	Universal Display Corp.(a)	154
139	Vishay Intertechnology, Inc.	1

		3,110

	Energy Equipment & Services — 1.20%
8,338	Atwood Oceanics, Inc.^	123

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Energy Equipment & Services (continued)
1,900	Bristow Group, Inc.	$50
95	Diamond Offshore Drilling, Inc.	2
2,249	Dril-Quip, Inc.(a)	131
8	Fairmount Santrol Holdings, Inc.(a)	—
10,200	Gulf Island Fabrication, Inc.	107
3	ION Geophysical Corp.(a)	—
8,600	Key Energy Services, Inc.(a)	4
65,064	McDermott International, Inc.(a)	280
11,300	Mitcham Industries, Inc.(a)	43
26,570	Newpark Resources, Inc.(a)	136
164	Noble Corp. PLC	2
79	PHI, Inc.(a)	1
2	RigNet, Inc.(a)	—
21,935	Superior Energy Services, Inc.	278
102	Tidewater, Inc.	1
13	US Silica Holdings, Inc.	—

		1,158

	Food & Staples Retailing — 1.04%
9,693	Casey’s General Stores, Inc.	999
2	Chefs’ Warehouse Holdings LLC(a)	—
2	Fairway Group Holdings Corp.(a)	—
65	Ingles Markets, Inc., Class - A	3
1	Natural Grocers by Vitamin Cottage, Inc.(a)	—
3	PriceSmart, Inc.	—
6	The Fresh Market, Inc.(a)	—
9	United Natural Foods, Inc.(a)	—
101	Village Super Market, Inc., Class - A	2

		1,004

	Food Products — 0.33%
11	B&G Foods, Inc., Class - A	—
7	Boulder Brands, Inc.(a)	—
2	Calavo Growers, Inc.	—
40	Cal-Maine Foods, Inc.	2
6	Dean Foods Co.	—
3	Diamond Foods, Inc.(a)	—
1	Farmer Brothers Co.(a)	—
48	Fresh Del Monte Produce, Inc.	2
3	Freshpet, Inc.(a)	—
3	Inventure Foods, Inc.(a)	—
1,552	J&J Snack Foods Corp.	177
30	John B Sanfilippo & Son, Inc.	2
2	Lancaster Colony Corp.	—
10,901	Landec Corp.(a)	127
1	Lifeway Foods, Inc.(a)	—
2	Limoneira Co.	—
130	Omega Protein Corp.(a)	2
26	Sanderson Farms, Inc.	2
1	Seaboard Corp.(a)	3
1	Tootsie Roll Industries, Inc.	—

		317

	Gas Utilities — 0.88%
44	Southwest Gas Corp.	3
24,237	UGI Corp.	843

		846

	Health Care Equipment & Supplies — 5.72%
3	Abaxis, Inc.	—
7,018	Abiomed, Inc.(a)	652
10	Accuray, Inc.(a)	—

Shares	Security Description	Value (000)
Common Stocks (continued)
Health Care Equipment & Supplies (continued)
2	Anika Therapeutics, Inc.(a)	$—
20	Antares Pharma, Inc.(a)	—
3	AtriCure, Inc.(a)	—
1,795	Cantel Medical Corp.	102
4	Cardiovascular Systems, Inc.(a)	—
11	Cerus Corp.(a)	—
3	Corindus Vascular Robotics, Inc., Class - I(a)	—
1	Cutera, Inc.(a)	—
4	Cyberonics, Inc.(a)	—
3	Cynosure, Inc.(a)	—
11,875	DexCom, Inc.(a)	1,021
1,604	Edwards Lifesciences Corp.(a)	228
18	Endologix, Inc.(a)	—
1	Entellus Medical, Inc.(a)	—
93	Exactech, Inc.(a)	2
6	GenMark Diagnostics, Inc.(a)	—
13	Globus Medical, Inc.(a)	—
35	Greatbatch, Inc.(a)	2
3	Haemonetics Corp.(a)	—
45	Halyard Health, Inc.(a)	1
4	HeartWare International, Inc.(a)	—
2	ICU Medical, Inc.(a)	—
2	Inogen, Inc.(a)	—
13,477	Insulet Corp.(a)	349
3	Integra LifeSciences Holdings Corp.(a)	—
4	InVivo Therapeutics Holdings Corp.(a)	—
2	K2M Group Holdings, Inc.(a)	—
8,296	LDR Holding Corp.(a)	286
1	LeMaitre Vascular, Inc.	—
9	Masimo Corp.(a)	—
5	Meridian Bioscience, Inc.	—
4	Natus Medical, Inc.(a)	—
6,816	Neogen Corp.(a)	307
7,527	Nevro Corp.(a)	349
8	NuVasive, Inc.(a)	—
17	NxStage Medical, Inc.(a)	—
1	OraSure Technologies, Inc.(a)	—
3	Oxford Immunotec Global PLC(a)	—
2	Quidel Corp.(a)	—
6	Rockwell Medical Technologies, Inc.(a)	—
6	RTI Surgical, Inc.(a)	—
2	Second Sight Medical Products, Inc.(a)	—
1	Sientra, Inc.(a)	—
5	STAAR Surgical Co.(a)	—
9,519	STERIS Corp.	619
19,833	Tandem Diabetes Care, Inc.(a)	175
2,969	The Cooper Cos., Inc.	442
6	The Spectranetics Corp.(a)	—
9	Thoratec Corp.(a)	1
3	Tornier NV(a)	—
32,200	Unilife Corp.^(a)	32
2	Vascular Solutions, Inc.(a)	—
2	Veracyte, Inc.(a)	—
10,487	West Pharmaceutical Services, Inc.	569
8	Wright Medical Group, Inc.(a)	—
11,845	Zeltiq Aesthetics, Inc.(a)	379

5,516

Health Care Providers & Services — 2.97%
4,125	AAC Holdings, Inc.(a)	92
14,677	Acadia Healthcare Co., Inc.(a)	974

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Providers & Services (continued)
87	Aceto Corp.	$2
1,997	Adeptus Health, Inc., Class - A(a)	161
54	Air Methods Corp.(a)	2
46	Almost Family, Inc.(a)	2
3	Amedisys, Inc.(a)	—
10	AMN Healthcare Services, Inc.(a)	—
29	AmSurg Corp.(a)	2
4	Biotelemetry, Inc.(a)	—
4	Capital Senior Living Corp.(a)	—
15	Chemed Corp.	2
2	Civitas Solutions, Inc.(a)	—
1	CorVel Corp.(a)	—
3	Cross Country Healthcare, Inc.(a)	—
6,520	Diplomat Pharmacy, Inc.(a)	187
5	ExamWorks Group, Inc.(a)	—
390	Five Star Quality Care, Inc.(a)	1
2	Genesis Healthcare, Inc.(a)	—
5	HealthEquity, Inc.(a)	—
57	HealthSouth Corp.	2
3	IPC The Hospitalist Co., Inc.(a)	—
94	Kindred Healthcare, Inc.	1
4	Landauer, Inc.	—
49	LHC Group, Inc.(a)	2
9,810	LifePoint Hospitals, Inc.(a)	697
25	Magellan Health Services, Inc.(a)	1
4,034	MEDNAX, Inc.(a)	311
33	Molina Heathcare, Inc.(a)	2
30	National Healthcare Corp.	2
1	National Research Corp., Class - A	—
4	Nobilis Health Corp.(a)	—
5,204	Owens & Minor, Inc.	166
40	Patterson Cos., Inc.	2
45	Providence Service Corp.(a)	2
5	RadNet, Inc.(a)	—
131	Select Medical Holdings Corp.	1
3	Surgical Care Affiliates, Inc.(a)	—
1,877	Team Health Holdings, Inc.(a)	101
40	The Ensign Group, Inc.	2
8,057	Triple-S Management Corp., Class - A(a)	143
2	Trupanion, Inc.(a)	—
2	U.S. Physical Therapy, Inc.	—
30	WellCare Health Plans, Inc.(a)	3

		2,863

	Health Care Technology — 0.98%
8,339	Allscripts Healthcare Solutions, Inc.(a)	103
4	Castlight Health, Inc., Class - B(a)	—
1	Computer Programs & Systems, Inc.	—
1	Connecture, Inc.(a)	—
7	HealthStream, Inc.(a)	—
12	HMS Holdings Corp.(a)	—
1	Imprivata, Inc.(a)	—
75	Inovalon Holdings, Inc., Class - A(a)	2
8	MedAssets, Inc.(a)	—
12,261	Medidata Solutions, Inc.(a)	517
9	Merge Healthcare, Inc.(a)	—
10,312	Omnicell, Inc.(a)	321
1	Press Ganey Holdings, Inc.(a)	—
7	Quality Systems, Inc.	—
2	Vocera Communications, Inc.(a)	—

		943

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hotels, Restaurants & Leisure — 3.16%
3	BJ’s Restaurant, Inc.(a)	$—
22	Bloomin’ Brands, Inc.	—
1	Bojangles’, Inc.(a)	—
18	Boyd Gaming Corp.(a)	—
2	Bravo Brio Restaurant Group, Inc.(a)	—
3,730	Buffalo Wild Wings, Inc.(a)	722
15	Carrols Restaurant Group, Inc.(a)	—
33,100	Century Casinos, Inc.(a)	204
2	Churchill Downs, Inc.	—
2	Chuy’s Holdings, Inc.(a)	—
10,960	ClubCorp Holdings, Inc.	236
3	Cracker Barrel Old Country Store, Inc.	—
3	Dave & Buster’s Entertainment, Inc.(a)	—
1	Del Frisco’s Restaurant Group, Inc.(a)	—
8	Denny’s Corp.(a)	—
4,385	Diamond Resorts International, Inc.(a)	103
2	DineEquity, Inc.	—
2	El Pollo Loco Holdings, Inc.(a)	—
2	Eldorado Resorts, Inc.(a)	—
2	Empire Resorts, Inc.(a)	—
1,599	Fiesta Restaurant Group, Inc.(a)	73
39	Hyatt Hotels Corp., Class - A(a)	2
3,966	International Speedway Corp., Class - A	126
109	Interval Leisure Group, Inc.	2
3	Isle of Capri Casino(a)	—
6	Jack in the Box, Inc.	—
2	Jamba, Inc.(a)	—
1	Kona Grill, Inc.(a)	—
9	Krispy Kreme Doughnuts, Inc.(a)	—
12	La Quinta Holdings, Inc.(a)	—
113	Marcus Corp.	2
2	Marriott Vacations Worldwide Corp.	—
114	Monarch Casino & Resort, Inc.(a)	2
1	Morgans Hotel Group Co.(a)	—
5,909	Noodles & Co.^(a)	84
4	Papa John’s International, Inc.	—
1	Papa Murphy’s Holdings, Inc.(a)	—
1	Penn National Gaming, Inc.(a)	—
8	Pinnacle Entertainment, Inc.(a)	—
5	Popeyes Louisiana Kitchen, Inc.(a)	—
3	Potbelly Corp.(a)	—
1,816	Red Robin Gourmet Burgers, Inc.(a)	138
30,490	Ruby Tuesday, Inc.(a)	189
139	Ruth’s Hospitality Group, Inc.	2
7	Scientific Games Corp., Class - A(a)	—
129	SeaWorld Entertainment, Inc.	2
1,731	Shake Shack, Inc., Class - A(a)	82
5	Sonic Corp.	—
101	Speedway Motorsports, Inc.	2
8,487	Texas Roadhouse, Inc., Class - A	317
8	The Cheesecake Factory, Inc.	—
2	The Habit Restaurants, Inc.(a)	—
5,360	Vail Resorts, Inc.	562
1,458	Wingstop, Inc.(a)	35
3,993	Zoe’s Kitchen, Inc.(a)	158

		3,043

	Household Durables — 0.93%
1	Bassett Furniture Industries, Inc.	—
1	Cavco Industries, Inc.(a)	—
88	CSS Industries, Inc.	2
62	Flexsteel Industries, Inc.	2

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Household Durables (continued)
2,835	Harman International Industries, Inc.	$272
2,272	Helen of Troy Ltd.(a)	203
3	Installed Building Products, Inc.(a)	—
2	iRobot Corp.(a)	—
4	La-Z-Boy, Inc.	—
8,949	Libbey, Inc.	293
179	Lifetime Brands, Inc.	3
1	M/I Homes, Inc.(a)	—
2	MDC Holdings, Inc.	—
1	Skullcandy, Inc.(a)	—
3,024	The Ryland Group, Inc.	123
1	TRI Pointe Homes, Inc.(a)	—
2	Universal Electronics, Inc.(a)	—
4	Zagg, Inc.(a)	—

		898

	Household Products — 0.00%
54	Central Garden & Pet Co., Class - A(a)	1
5	HRG Group, Inc.(a)	—
2	WD-40 Co.	—

		1

	Independent Power and Renewable Electricity Producers — 0.00%
2	Ormat Technologies, Inc.	—
133	Talen Energy Corp.(a)	1
2	Vivint Solar, Inc.(a)	—

		1

	Industrial Conglomerates — 0.10%
1,138	Carlisle Cos., Inc.	99
2	Raven Industries, Inc.	—

		99

	Insurance — 3.94%
877	Alleghany Corp.(a)	410
1	Ambac Financial Group, Inc.(a)	—
69	American Equity Investment Life Holding Co.	2
12,089	American Financial Group, Inc.	832
17	American National Insurance Co.	2
9,509	Argo Group International Holdings Ltd.	538
2,612	Aspen Insurance Holdings Ltd.	121
73	Assured Guaranty Ltd.	2
1	Atlas Financial Holdings, Inc.(a)	—
227	Crawford & Co.	1
2	eHealth, Inc.(a)	—
3	Employers Holdings, Inc.	—
6,395	Endurance Specialty Holdings Ltd.	390
1,495	Everest Re Group Ltd.	259
3,700	First American Financial Corp.	145
7,325	Genworth Financial, Inc., Class - A(a)	34
2,701	HCC Insurance Holdings, Inc.	209
43	HCI Group, Inc.	2
2	Heritage Insurance Holdings, Inc.(a)	—
115	Maiden Holdings Ltd.	2
8	National Western Life Insurance Co., Class - A	2
1	Patriot National, Inc.(a)	—
1,081	Primerica, Inc.	49
2,150	StanCorp Financial Group, Inc.	246
6,840	Stewart Information Services Corp.	280
2,851	Symetra Financial Corp.	90

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Insurance (continued)
1	Third Point Reinsurance Ltd.(a)	$—
4	Universal Insurance Holdings, Inc.	—
3,277	W.R. Berkley Corp.	178

		3,794

	Internet & Catalog Retail — 0.35%
188	1-800-FLOWERS.COM, Inc., Class - A(a)	2
2	Blue Nile, Inc.(a)	—
3	Etsy, Inc.(a)	—
10,100	Gaiam, Inc., Class - A(a)	62
6	HSN, Inc.	—
78	Lands’ End, Inc.(a)	2
3	Liberty TripAdvisor Holdings, Inc., Class - A(a)	—
4	NutriSystem, Inc.	—
2	Overstock.com, Inc.(a)	—
3	PetMed Express, Inc.	—
6	Shutterfly, Inc.(a)	—
10	Travelport Worldwide Ltd.	—
7,602	Wayfair, Inc., Class - A(a)	268
9	Zulily, Inc., Class - A(a)	—

		334

	Internet Software & Services — 2.79%
3,317	Akamai Technologies, Inc.(a)	230
2	Amber Road, Inc.(a)	—
6	Angie’s List, Inc.(a)	—
1	Apigee Corp.(a)	—
198	Bankrate, Inc.(a)	2
4	Bazaarvoice, Inc.(a)	—
3,561	Benefitfocus, Inc.(a)	111
119	Blucora, Inc.(a)	2
2	Box, Inc., Class - A(a)	—
27,434	Brightcove, Inc.(a)	135
2	Carbonite, Inc.(a)	—
3	ChannelAdvisor Corp.(a)	—
6	Cimpress NV(a)	—
1,700	comScore, Inc.(a)	78
4	Constant Contact, Inc.(a)	—
7	Cornerstone OnDemand, Inc.(a)	—
8	Coupons.com, Inc.(a)	—
5,058	Cvent, Inc.(a)	170
4	DealerTrack Holdings, Inc.(a)	—
2,108	Demandware, Inc.(a)	109
220	DHI Group, Inc.(a)	2
282	EarthLink Holdings Corp.	2
8	Endurance International Group Holdings, Inc.(a)	—
4,966	Envestnet, Inc.(a)	149
3	Everyday Health, Inc.(a)	—
3	Five9, Inc.(a)	—
17,561	Gogo, Inc.(a)	269
14	GrubHub, Inc.(a)	—
3	GTT Communications, Inc.(a)	—
12,311	Hortonworks, Inc.(a)	270
20	Internap Network Services Corp.(a)	—
3	Intralinks Holdings, Inc.(a)	—
35	j2 Global, Inc.	2
7	LivePerson, Inc.(a)	—
3,455	LogMeln, Inc.(a)	236
2	Marin Software, Inc.(a)	—
5	Marketo, Inc.(a)	—

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Internet Software & Services (continued)
1	MaxPoint Interactive, Inc.(a)	$—
10,138	Monster Worldwide, Inc.(a)	65
9,879	New Relic, Inc.(a)	377
16	NIC, Inc.	—
3	Opower, Inc.(a)	—
3	Q2 Holdings, Inc.(a)	—
11,716	QuinStreet, Inc.(a)	65
47,800	RealNetworks, Inc.(a)	197
1	Reis, Inc.	—
1	RetailMeNot, Inc.(a)	—
2	SciQuest, Inc.(a)	—
3	Shutterstock, Inc.(a)	—
4	SPS Commerce, Inc.(a)	—
2	Stamps.com, Inc.(a)	—
1	TechTarget(a)	—
3	Textura Corp.(a)	—
1	Travelzoo, Inc.(a)	—
6	TrueCar, Inc.(a)	—
126	United Online, Inc.(a)	1
3,650	Web.com Group, Inc.(a)	77
5	WebMD Health Corp.(a)	—
2	Wix.com Ltd.(a)	—
10,504	XO Group, Inc.(a)	148
9	Xoom Corp.(a)	—

		2,697

	IT Services — 2.34%
1	6D Global Technologies, Inc.(a)(b)	—
56	Blackhawk Network Holdings, Inc.(a)	2
75	Booz Allen Hamilton Holding Corp.	2
22	CACI International, Inc., Class - A(a)	2
64	Cardtronics, Inc.(a)	2
33	Cass Information Systems, Inc.	2
74	Convergys Corp.	2
47	CoreLogic, Inc.(a)	2
69	CSG Systems International, Inc.	2
246	Datalink Corp.(a)	1
8	EPAM Systems, Inc.(a)	1
3,414	Euronet Worldwide, Inc.(a)	253
250	Everi Holdings, Inc.(a)	1
9	EVERTEC, Inc.	—
7	Exlservice Holdings, Inc.(a)	—
5	Forrester Research, Inc.	—
4,818	Global Payments, Inc.	553
5	Heartland Payment Systems, Inc.	—
10,894	Jack Henry & Associates, Inc.	758
49	Leidos Holdings, Inc.	2
8	Lionbridge Technologies, Inc.(a)	—
3,806	Luxoft Holding, Inc.(a)	241
67	ManTech International Corp., Class - A	2
5,691	MAXIMUS, Inc.	339
69	NeuStar, Inc., Class - A(a)	2
125	Perficient, Inc.(a)	2
1	PFSweb, Inc.(a)	—
43	Science Applications International Corp.	2
5	ServiceSource International, Inc.(a)	—
74	Sykes Enterprises, Inc.(a)	2
4	Syntel, Inc.(a)	—
74	TeleTech Holdings, Inc.	2
155	The Hackett Group, Inc.	2
99	Unisys Corp.(a)	1
2,728	VeriFone Systems, Inc.(a)	76

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Services (continued)
4	Virtusa Corp.(a)	$—

		2,256

	Leisure Products — 0.04%
1	Arctic Cat, Inc.	—
306	JAKKS Pacific, Inc.(a)	3
115	Johnson Outdoors, Inc., Class - A	2
40,200	LeapFrog Enterprises, Inc.(a)	29
2	Malibu Boats, Inc., Class - A(a)	—
1	Marine Products Corp.	—
4	Nautilus, Inc.(a)	—
7	Smith & Wesson Holding Corp.(a)	—
4	Sturm, Ruger & Co., Inc.	—

		34

	Life Sciences Tools & Services — 0.94%
3	Accelerate Diagnostics, Inc.(a)	—
228	Affymetrix, Inc.(a)	2
136	Albany Molecular Research, Inc.(a)	2
17	Bio-Rad Laboratories, Inc., Class - A(a)	2
25	Bio-Techne Corp.	2
118	Bruker Biosciences Corp.(a)	2
4,682	Cambrex Corp.(a)	186
35	Charles River Laboratories International, Inc.(a)	2
4	Fluidigm Corp.(a)	—
107	Furiex Pharmaceuticals, Inc.(a)(c)	—
492	Harvard Bioscience, Inc.(a)	2
1,877	Illumina, Inc.(a)	329
6,288	INC Research Holdings, Inc., Class - A(a)	252
150	Luminex Corp.(a)	3
2	NanoString Technologies, Inc.(a)	—
7	NeoGenomics, Inc.(a)	—
8	Pacific Boisciences of California, Inc.(a)	—
47	PAREXEL International Corp.(a)	3
70	PRA Health Sciences, Inc.(a)	3
4,330	QIAGEN NV(a)	112
16	Sequenom, Inc.(a)	—
98	VWR Corp.(a)	3

		905

	Machinery — 2.81%
6	Accuride Corp.(a)	—
9,030	Actuant Corp., Class - A	166
32	AGCO Corp.	1
1	Albany International Corp., Class - A	—
3	Altra Holdings, Inc.	—
35	American Railcar Industries	1
6	Blount International, Inc.(a)	—
1	Blue Bird Corp.(a)	—
93	Briggs & Stratton Corp.	2
2,625	Chart Industries, Inc.(a)	50
8	CLARCOR, Inc.	—
4,940	Columbus McKinnon Corp.	90
4	Commercial Vehicle Group, Inc.(a)	—
1	Douglas Dynamics, Inc.	—
2	ENPRO Industries, Inc.	—
1	Freightcar America, Inc.	—
106	Global Brass & Copper Holdings, Inc.	2
10,741	Harsco Corp.	97
12	Hillenbrand, Inc.	—
26	Hyster-Yale Materials Handling, Inc.	2

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Machinery (continued)
4,940	IDEX Corp.	$353
9,820	ITT Corp.	329
4	John Bean Technologies Corp.	—
56	Joy Global, Inc.	1
54	L.B. Foster Co., Class - A	1
5,221	Lincoln Electric Holdings, Inc.	274
2	Lindsay Corp.	—
1	Lydall, Inc.(a)	—
16,477	Meritor, Inc.(a)	175
83	Miller Industries, Inc.	2
5	Mueller Industries, Inc.	—
21	Mueller Water Products, Inc., Class - A	—
3	Nn, Inc.	—
42	Oshkosh Corp.	2
3	Proto Labs, Inc.(a)	—
5	RBC Bearings, Inc.(a)	—
19	Rexnord Corp.(a)	—
5,015	Snap-on, Inc.	758
1	Standex International Corp.	—
6	Sun Hydraulics Corp.	—
4	Tennant Co.	—
5,625	Terex Corp.	101
1	The Gorman-Rupp Co.	—
6	The Greenbrier Cos., Inc.	—
50	The Timken Co.	1
4,251	TriMas Corp.(a)	70
68	Trinity Industries, Inc.	2
5,143	Wabash National Corp.(a)	54
1,715	WABCO Holdings, Inc.(a)	180
9	Woodward, Inc.	—
8	Xerium Technologies, Inc.(a)	—

		2,714

	Marine — 0.13%
2,061	Kirby Corp.(a)	128
5	Matson, Inc.	—

		128

	Media — 0.86%
40	AMC Entertainment Holdings, Inc., Class - A	1
1	Carmike Cinemas, Inc.(a)	—
7	Central Eurpoean Media Enterprises Ltd.(a)	—
5	Crown Media Holdings, Inc., Class - A(a)	—
126	Entercom Communications Corp.(a)	1
8	Entravision Communications Corp., Class - A	—
27,026	Global Eagle Entertainment, Inc.(a)	311
8	Gray Television, Inc.(a)	—
261	Harte-Hanks, Inc.	1
5,803	Imax Corp.(a)	196
8,575	Lions Gate Entertainment Corp.	315
2	Loral Space & Communications, Inc.(a)	—
3	Martha Stewart Living Omnimedia, Inc.(a)	—
2	MDC Partners, Inc., Class - A	—
2	National CineMedia, Inc.	—
6	Nexstar Broadcasting Group, Inc., Class - A	—
2	Rentrak Corp.(a)	—
32	Scholastic Corp.	1
3	SFX Entertainment, Inc.(a)	—
61	Sinclair Broadcast Group, Inc.	2
5	The E.W. Scripps Co., Class - A	—

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Media (continued)
4	The New York Times Co., Class - A	$—
61	Time, Inc.	1
96	Tribune Publishing Co.	1
23	Viacom, Inc., Class - A	1
4	World Wrestling Entertainment, Inc., Class - A	—

		831

	Metals & Mining — 1.00%
6,190	Agnico-Eagle Mines Ltd.	157
21,963	Allegheny Technologies, Inc.	312
4,362	Carpenter Technology Corp.	130
29,719	Coeur d’Alene Mines Corp.(a)	84
100	Commercial Metals Co.	1
15,781	Globe Specialty Metals, Inc.	192
10,257	Horsehead Holding Corp.(a)	31
1	Kaiser Aluminum Corp.	—
2	Real Industry, Inc.(a)	—
4,900	Schnitzer Steel Industries, Inc., Class - A	66
7	Stillwater Mining Co.(a)	—
6	SunCoke Energy, Inc.	—
2	Worthington Industries, Inc.	—

		973

	Multiline Retail — 0.00%
46	Big Lots, Inc.	1
11	Burlington Stores, Inc.(a)	1
19	Dillard’s, Inc., Class - A	2
5	Tuesday Morning Corp.(a)	—

		4

	Multi-Utilities — 0.38%
70	Avista Corp.	2
8,764	Black Hills Corp.	363

		365

	Oil, Gas & Consumable Fuels — 1.16%
54	Adams Resources & Energy, Inc.	2
22,825	Carrizo Oil & Gas, Inc.(a)	698
9,700	Contango Oil & Gas Co.(a)	74
65	Delek US Holdings, Inc.	2
136,440	Enbridge Energy Management LLC(a)(b)(d)	—
3	Energy Fuels, Inc.(a)	—
3	Evolution Petroleum Corp.	—
288	Hallador Energy Co.	2
7,466	Interoil Corp.(a)	252
27	Magnum Hunter Resources Corp.(a)	—
6	Matador Resources Co.(a)	—
1	Panhandle Oil & Gas, Inc., Class - A	—
2	Par Petroleum Corp.(a)	—
5	Parsley Energy, Inc., Class - A(a)	—
38	REX American Resources Corp.(a)	2
8	Semgroup Corp.	—
11	Solazyme, Inc.(a)	—
3	Synergy Resources Corp.(a)	—
10	Ultra Petroleum Corp.(a)	—
11	Uranium Energy Corp.(a)	—
62	Western Refining, Inc.	3
13,358	WPX Energy, Inc.(a)	88

		1,123

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
Common Stocks (continued)
Paper & Forest Products — 0.43%
4,989	Boise Cascade Co.(a)	$126
3	Clearwater Paper Corp.(a)	—
3	Deltic Timber Corp.	—
40	Domtar Corp.	1
11	KapStone Paper & Packaging Corp.	—
19,966	Louisiana-Pacific Corp.(a)	285
1	Neenah Paper, Inc.	—
85	P.H. Glatfelter Co.	1
48	Schweitzer-Mauduit International, Inc.	2
5	Wausau Paper Corp.	—

415

Personal Products — 0.00%
1	Inter Parfums, Inc.	—
1	Medifast, Inc.(a)	—
1	Natural Health Trends Corp.	—
45	Nature’s Sunshine Products, Inc.	1
14	Nu Skin Enterprises, Inc., Class - A	—
24	Nutraceutical International Corp.(a)	1
2	Synutra International, Inc.(a)	—
1	USANA Health Sciences, Inc.(a)	—

2

Pharmaceuticals — 0.16%
3	Aerie Pharmaceuticals, Inc.(a)	—
1	Agile Therapeutics, Inc.(a)	—
4	Alimera Sciences, Inc.(a)	—
3	Amphastar Pharmaceuticals, Inc.(a)	—
1	ANI Pharmaceuticals, Inc.(a)	—
4	Aratana Therapeutics, Inc.(a)	—
2	Assembly Biosciences, Inc.(a)	—
6	BioDelivery Sciences International, Inc.(a)	—
2	Carbylan Therapeutics, Inc.(a)	—
101	Catalent, Inc.(a)	2
7	Cempra Holdings LLC(a)	—
1	Collegium Pharmaceutical, Inc.(a)	—
8	Corcept Therapeutics, Inc.(a)	—
1	Corium International, Inc.(a)	—
8	DepoMed, Inc.(a)	—
1	Dermira, Inc.(a)	—
14	Durect Corp.(a)	—
1	Flex Pharma, Inc.(a)	—
3	Foamix Pharmaceuticals Ltd.(a)	—
1	Heska Corp.(a)	—
5	IGI Laboratories, Inc.(a)	—
64	Impax Laboratories, Inc.(a)	2
5,467	Intersect ENT, Inc.(a)	129
3	Intra-Cellular Therapies, Inc.(a)	—
45	Lannett Co., Inc.(a)	2
26	Nektar Therapeutics(a)	—
2	Ocular Therapeutix, Inc.(a)	—
5	Omeros Corp.(a)	—
200	Omthera Pharmaceutical, Inc.(a)(c)	—
7	Pacira Pharmaceuticals, Inc.(a)	—
2	Paratek Pharmaceuticals, Inc.	—
6	Pernix Therapeutics Holdings, Inc.(a)	—
67	Phibro Animal Health Corp., Class - A	2
4	POZEN, Inc.(a)	—
61	Prestige Brands Holdings, Inc.(a)	3
8	Relypsa, Inc.(a)	—
2	Revance Therapeutics, Inc.(a)	—
102	Sagent Pharmaceuticals, Inc.(a)	2

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Pharmaceuticals (continued)
277	SciClone Pharmaceuticals, Inc.(a)	$2
3	Sucampo Pharmaceuticals, Inc., Class - A(a)	—
515	Supernus Pharmaceuticals, Inc.(a)	8
5	Tetraphase Pharmaceuticals, Inc.(a)	—
79	The Medicines Co.(a)	4
17	TherapeuticsMD, Inc.(a)	—
10	Theravance, Inc.	—
15	VIVUS, Inc.(a)	—
8	XenoPort, Inc.(a)	—
3	Zogenix, Inc.(a)	—
4	ZS Pharma, Inc.(a)	—

		156

	Professional Services — 0.16%
1	Barrett Business Services, Inc.	—
166	CBIZ, Inc.(a)	3
5	CEB, Inc.	—
6	Exponent, Inc.	—
2	GP Strategies Corp.(a)	—
3	Insperity, Inc.	—
108	Kelly Services, Inc., Class - A	2
3	Kforce, Inc.	—
4	Korn/Ferry International	—
1	Mistras Group, Inc.(a)	—
10	On Assignment, Inc.(a)	—
205,600	Pendrell Corp.(a)	149
1	Resources Connections, Inc.	—
1	RPX Corp.(a)	—
6	The Advisory Board Co.(a)	—
5	TriNet Group, Inc.(a)	—
6	TrueBlue, Inc.(a)	—
1	Volt Information Sciences, Inc.(a)	—
29	VSE Corp.	1
5	WageWorks, Inc.(a)	—

		155

	Real Estate Investment Trusts — 2.53%
13,680	Acadia Realty Trust	412
157	AG Mortgage Investment Trust, Inc.	2
6,651	Alexandria Real Estate Equities, Inc.	564
7	American Assets Trust, Inc.	—
173	American Capital Mortgage Investment Corp.	3
556	Anworth Mortgage Asset Corp.	3
189	Apollo Residential Mortgage, Inc.	2
124	ARMOUR Residential REIT, Inc.	2
12	Ashford Hospitality Prime, Inc.	—
310	Ashford Hospitality Trust	2
506	Campus Crest Communities, Inc.	3
246	Capstead Mortgage Corp.	2
13	CareTrust REIT, Inc.	—
173	CBL & Associates Properties, Inc.	2
416	Cedar Realty Trust, Inc.	3
64	Coresite Realty Corp.	3
21	CubeSmart	1
10	CyrusOne, Inc.	—
362	CYS Investments, Inc.	3
3,859	DiamondRock Hospitality Co.	43
98	DuPont Fabros Technology, Inc.	3
379	Dynex Capital, Inc.	2
10	Easterly Government Properties, Inc.	—

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Real Estate Investment Trusts (continued)
7,002	EastGroup Properties, Inc.	$379
1	Equity One, Inc.	—
268	First Potomac Realty Trust	3
167	Hatteras Financial Corp.	3
16	Inland Real Estate Corp.	—
191	Invesco Mortgage Capital	2
389	Investors Real Estate Trust	3
120	Ladder Capital Corp.	2
329	Lexington Realty Trust	3
6,531	Mid-America Apartment Communities, Inc.	536
2	National Health Investors, Inc.	—
3	National Storage Affiliates	—
120	Pennsylvania Real Estate Investment Trust	2
4	Potlatch Corp.	—
37	PS Business Parks, Inc.	3
3	QTS Realty Trust, Inc., Class - L	—
32,830	Redwood Trust, Inc.	455
6	RLJ Lodging Trust	—
6	Ryman Hospitality Properties, Inc.	—
1	Sabra Healthcare REIT, Inc.	—
3	Saul Centers, Inc.	—
5	Sovran Self Storage, Inc.	—
1	Sun Communities, Inc.	—
5	Universal Health Realty Income Trust	—
18	Urban Edge Properties	—
191	Western Asset Mortgage Capital Corp.	2

		2,448

	Real Estate Management & Development — 0.07%
2	Altisource Portfolio Solutions SA(a)	—
4,800	AV Homes, Inc.(a)	65
1	Kennedy-Wilson Holdings, Inc.	—
2	Marcus & Millichap, Inc.(a)	—
74	RE/MAX Holdings, Inc., Class - A	3

		68

	Road & Rail — 0.25%
69	ArcBest Corp.	2
2	Celadon Group, Inc.	—
2,910	Con-way, Inc.	138
1	Covenant Transportation Group, Inc., Class - A(a)	—
7	Heartland Express, Inc.	—
8	Knight Transportation, Inc.	—
1	Marten Transport Ltd.	—
1	Roadrunner Transportation Systems, Inc.(a)	—
6	Saia, Inc.(a)	—
6,723	Swift Transportation Co.(a)	101
1	Universal Truckload Services, Inc.	—
1	Werner Enterprises, Inc.	—
1	YRC Worldwide, Inc.(a)	—

		241

	Semiconductors & Semiconductor Equipment — 5.78%
3	Advanced Energy Industries, Inc.(a)	—
35	Advanced Micro Devices, Inc.(a)	—
220	Alpha & Omega Semiconductor Ltd.(a)	2
3,530	Altera Corp.	177
5	Ambarella, Inc.^(a)	—
5	Applied Micro Circuits Corp.(a)	—
10,812	Atmel Corp.	87
11,900	Brooks Automation, Inc.	139

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment (continued)
3	Cabot Microelectronics Corp.(a)	$—
1	Cascade Microtech, Inc.(a)	—
7,689	Cavium, Inc.(a)	472
1	CEVA, Inc.(a)	—
68	Cirrus Logic, Inc.(a)	2
143	Cohu, Inc.	1
7,540	Cree, Inc.^(a)	183
51,786	Cypress Semiconductor Corp.	441
5,422	Diodes, Inc.(a)	116
138	Entegris, Inc.(a)	2
1	Exar Corp.(a)	—
12,089	Fairchild Semiconductor International, Inc.(a)	170
4	FormFactor, Inc.(a)	—
5	Inphi Corp.(a)	—
23,353	Integrated Device Technology, Inc.(a)	474
123	IXYS Corp.	1
7	Lattice Semiconductor Corp.(a)	—
3	MA-COM Technology Solutions Holdings, Inc.(a)	—
39,447	Mattson Technology, Inc.(a)	92
5,961	Maxim Integrated Products, Inc.	199
7	MaxLinear, Inc.(a)	—
1,153	Mellanox Technologies Ltd.(a)	44
17	Microsemi Corp.(a)	1
6,085	Monolithic Power Systems, Inc.	312
72	OmniVision Technologies, Inc.(a)	2
28,414	ON Semiconductor Corp.(a)	267
3	PDF Solutions, Inc.(a)	—
199	Photronics, Inc.(a)	2
8	PMC - Sierra, Inc.(a)	—
3	Power Integrations, Inc.	—
8,673	Qorvo, Inc.(a)	391
66,086	QuickLogic Corp.^(a)	105
24	Rambus, Inc.(a)	—
37,600	Rubicon Technology, Inc.(a)	39
1	Rudolph Technologies, Inc.(a)	—
3,085	Semtech Corp.(a)	47
1,733	Silicon Laboratories, Inc.(a)	72
5,661	Skyworks Solutions, Inc.	476
1,604	SolarEdge Technologies, Inc.(a)	37
8,792	SunEdison, Inc.(a)	63
3,115	Synaptics, Inc.(a)	257
93	Teradyne, Inc.	2
8,243	Tessera Technologies, Inc.	267
6,630	Tower Semiconductor Ltd.(a)	85
295	Ultra Clean Holdings, Inc.(a)	2
15,423	Ultratech, Inc.(a)	247
14,698	Veeco Instruments, Inc.(a)	301
246	Xcerra Corp.(a)	2

		5,579

	Software — 6.90%
4	A10 Networks, Inc.(a)	—
20	ACI Worldwide, Inc.(a)	—
1	American Software, Inc., Class - A	—
3,858	Aspen Technology, Inc.(a)	146
9	AVG Technologies NV(a)	—
1	Barracuda Networks, Inc.(a)	—
2,208	Blackbaud, Inc.	124
5	Bottomline Technologies, Inc.(a)	—

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software (continued)
4	BroadSoft, Inc.(a)	$—
4,267	Callidus Software, Inc.(a)	72
9	CommVault Systems, Inc.(a)	—
9,042	CyberArk Software Ltd.(a)	453
1	Digimarc Corp.(a)	—
6	Digital Turbine, Inc.(a)	—
65	Ebix, Inc.	2
5,526	Electronic Arts, Inc.(a)	374
7,926	Ellie Mae, Inc.(a)	529
118	EPIQ Systems, Inc.	2
22	ePlus, Inc.(a)	2
25	Fair Isaac Corp.	2
6,715	Fleetmatics Group Ltd.(a)	330
6,979	Fortinet, Inc.(a)	296
4	Gigamon, Inc.(a)	—
2	Globant SA(a)	—
9	Glu Mobile, Inc.(a)	—
2	Guidance Software, Inc.(a)	—
4,245	Guidewire Software, Inc.(a)	223
1,989	HubSpot, Inc.(a)	92
4	Imperva, Inc.(a)	—
8	Infoblox, Inc.(a)	—
2	Interactive Intelligence Group(a)	—
6	Jive Software, Inc.(a)	—
129	King Digital Entertainment PLC	2
7,682	Manhattan Associates, Inc.(a)	480
73	Mentor Graphics Corp.	2
1	MicroStrategy, Inc.(a)	—
5	MobileIron, Inc.(a)	—
3	Model N, Inc.(a)	—
10	Monotype Imaging Holdings, Inc.	—
765	NetSuite, Inc.(a)	64
7,382	Nuance Communications, Inc.(a)	121
1	Park City Group, Inc.(a)	—
5,419	Paycom Software, Inc.(a)	195
2	Paylocity Holding Corp.(a)	—
5	Pegasystems, Inc.	—
6,587	Proofpoint, Inc.(a)	398
3	PROS Holdings, Inc.(a)	—
12,471	PTC, Inc.(a)	396
15	QLIK Technologies, Inc.(a)	1
3	Qualys, Inc.(a)	—
13	RealPage, Inc.(a)	—
14	RingCentral, Inc., Class - A(a)	—
24,600	Rosetta Stone, Inc.(a)	165
31,576	Rovi Corp.(a)	331
2	Sapiens International Corp. NV	—
43,955	SeaChange International, Inc.(a)	277
14,340	Silver Spring Networks, Inc.(a)	185
8	Synchronoss Technologies, Inc.(a)	—
6	Take-Two Interactive Software, Inc.(a)	—
5,488	Tangoe, Inc.(a)	40
466	Telecommunication Systems, Inc.(a)	2
16,300	Telenav, Inc.(a)	127
3	The Rubicon Project, Inc.(a)	—
1,086	The Ultimate Software Group, Inc.(a)	194
23,652	TiVo, Inc.(a)	205
2	TubeMogul, Inc.(a)	—
4,455	Tyler Technologies, Inc.(a)	666
1	Varonis Systems, Inc.(a)	—
4	VASCO Data Security International, Inc.(a)	—
10	Verint Systems, Inc.(a)	—

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software (continued)
6	VirnetX Holding Corp.(a)	$—
1	Workiva, Inc.(a)	—
3	Xura, Inc.(a)	—
2	Yodlee, Inc.(a)	—
13	Zendesk, Inc.(a)	—
8	Zix Corp.(a)	—
69,794	Zynga, Inc.(a)	159

		6,657

	Specialty Retail — 1.86%
87	Abercrombie & Fitch Co., Class - A	2
30	American Eagle Outfitters, Inc.	—
4	Asbury Automotive Group, Inc.(a)	—
148	Ascena Retail Group, Inc.(a)	2
138	Big 5 Sporting Goods Corp.	1
2	Boot Barn Holdings, Inc.(a)	—
1	Build-A-Bear Workshop, Inc.(a)	—
1	Caleres, Inc.	—
6,981	Chico’s FAS, Inc.	110
1	Destination XL Group, Inc.(a)	—
10	Express, Inc.(a)	—
10	Five Below, Inc.(a)	—
6	Francesca’s Holdings Corp.(a)	—
22	Group 1 Automotive, Inc.	2
85	Haverty Furniture Cos., Inc.	2
3	Hibbett Sports, Inc.(a)	—
2	Kirkland’s, Inc.	—
4	Lithia Motors, Inc.	—
8,204	MarineMax, Inc.(a)	116
3	Mattress Firm Holding Corp.(a)	—
6	Monro Muffler Brake, Inc.	—
35	Murphy USA, Inc.(a)	2
27	Outerwall, Inc.	2
3	Party City Holdco, Inc.(a)	—
12	Pier 1 Imports, Inc.	—
4,432	Rent-A-Center, Inc.	107
5,517	Restoration Hardware Holdings, Inc.(a)	515
7	Select Comfort Corp.(a)	—
68	Shoe Carnival, Inc.	2
81	Sonic Automotive, Inc., Class - A	2
1	Sportsman’s Warehouse Holdings, Inc.(a)	—
108	Stage Stores, Inc.	1
186	Stein Mart, Inc.	2
4	The Buckle, Inc.	—
50	The Cato Corp.	2
1	The Children’s Place Retail Stores, Inc.	—
2	The Container Store Group, Inc.(a)	—
2	The Finish Line, Inc., Class - A	—
8	The Men’s Wearhouse, Inc.	—
8,891	Tile Shop Holdings, Inc.(a)	107
9,711	Tractor Supply Co.	820
2	Zumiez, Inc.(a)	—

		1,797

	Technology Hardware, Storage & Peripherals — 0.30%
3	Avid Technology, Inc.(a)	—
10	Cray, Inc.(a)	—
13	Diebold, Inc.	—
8	Dot Hill Systems Corp.(a)	—
2	Eastman Kodak Co.(a)	—
6	Electronics for Imaging, Inc.(a)	—
48,900	Imation Corp.(a)	104

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Technology Hardware, Storage & Peripherals (continued)
4	Immersion Corp.(a)	$—
37	Lexmark International, Inc., Class - A	1
1,316	Nimble Storage, Inc.(a)	32
15,228	QLogic Corp.(a)	157
5	Silicon Graphics International Corp.(a)	—
5	Super Micro Computer, Inc.(a)	—
12	Violin Memory, Inc.(a)	—

		294

	Textiles, Apparel & Luxury Goods — 1.88%
1	Cherokee, Inc.(a)	—
1,963	Columbia Sportswear Co.	115
8	Crocs, Inc.(a)	—
1	Culp, Inc.	—
3	Deckers Outdoor Corp.(a)	—
39	Fossil Group, Inc.(a)	2
17,210	G-III Apparel Group Ltd.(a)	1,062
98	Movado Group, Inc.	3
1,622	Oxford Industries, Inc.	120
3	Sequential Brands Group, Inc.(a)	—
1,575	Skechers USA, Inc., Class - A(a)	211
10	Steven Madden Ltd.(a)	—
1	Superior Uniform Group, Inc.	—
7	Tumi Holdings, Inc.(a)	—
2	Vince Holding Corp.(a)	—
14,152	Wolverine World Wide, Inc.	306

		1,819

	Thrifts & Mortgage Finance — 0.40%
2	Bofl Holding, Inc.(a)	—
11	Essent Group Ltd.(a)	—
70	Federal Agricultural Mortgage Corp., Class - C	2
54	First Defiance Financial Corp.	2
80	HomeStreet, Inc.(a)	2
1	Impac Mortgage Holdings, Inc.(a)	—
2,695	LendingTree, Inc.(a)	251
1	Meridian Bancorp, Inc.	—
40	Meta Financial Group, Inc.	2
31	MGIC Investment Corp.(a)	—
4,769	PHH Corp.(a)	67
1	United Financial Bancorp, Inc.	—
2	Walker & Dunlop, Inc.(a)	—
2,154	WSFS Financial Corp.	62

		388

	Tobacco — 0.15%
2,936	Universal Corp.	146
12	Vector Group Ltd.	—

		146

	Trading Companies & Distributors — 1.15%
76	Aircastle Ltd.	2
7,544	Applied Industrial Technologies, Inc.	287
4,802	Beacon Roofing Supply, Inc.(a)	156
93	CAI International, Inc.(a)	1
1	DXP Enterprises, Inc.(a)	—
3,106	GATX Corp.	137
104	H&E Equipment Services, Inc.	2
1	Lawson Products, Inc.(a)	—
9,035	MRC Global, Inc.(a)	101
1	Neff Corp., Class - A(a)	—

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Trading Companies & Distributors (continued)
9,973	Stock Building Supply Holdings, Inc.(a)	$176
57	TAL International Group, Inc.	1
69	Textainer Group Holdings Ltd.	1
2,105	Watsco, Inc.	249

		1,113

	Wireless Telecommunication Services — 0.00%
3	Boingo Wireless, Inc.(a)	—
3	Shenandoah Telecommunications Co.	—
70	Spok Holdings, Inc.	1

		1

	Total Common Stocks	82,778

	Contingent Rights — 0.00%
	Biotechnology — 0.00%
500	Clinical Data, Inc.(a)(c)(d)	—

	Technology Hardware, Storage & Peripherals — 0.00%
1,000	Gerber Scientific, Inc.(a)(b)(c)(e)	—

	Wireless Telecommunication Services — 0.00%
260	Leap Wireless International, Inc.(a)(c)(e)	—

	Total Contingent Rights	—

	Warrant — 0.00%
	Oil, Gas & Consumable Fuels — 0.00%
160	Magnum Hunter Resources Corp.(a)	—

	Total Warrant	—

	Time Deposit — 2.02%
$1,947	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 10/1/15	1,947

	Total Time Deposit	1,947

	Mutual Funds — 11.28%
10,072,348	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00% (f)	10,072
307,153	SSgA Prime Money Market Fund, 0.08% (f)	307
518,764	SSgA Treasury Money Market Fund, 0.00% (f)	519

	Total Mutual Funds	10,898

	Repurchase Agreement — 0.78%
$753	Jefferies LLC, 0.26%, 10/1/15 (Purchased on 9/30/15, proceeds at maturity $752,806 collateralized by U.S. Treasury Obligations, 0.04% - 3.06%, 11/15/15 - 8/15/45 fair value $767,857) ^^	753

	Total Repurchase Agreement	753

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2015 (Unaudited)

Value (000)
Total Investments (cost $84,308) — 99.79%	$96,376
Other assets in excess of liabilities — 0.21%	203

Net Assets — 100.00%	$96,579

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of September 30, 2015. The total value of securities on loan as of September 30, 2015, was $743 (amount in thousands).
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2015.
(a)	Represents non-income producing security.
(b)	These securities have been deemed illiquid by the Specialist Manager and represent 0.00% of the Portfolio.
(c)	Security was fair valued on September 30, 2015 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolios of Investments.
(d)	Rights entitle the Portfolio to cash based on the company’s achievement of milestones in connection with a pharmaceutical drug that was brought to market.
(e)	Rights entitle the Portfolio to cash based on any net recoveries obtained by the company in connection with certain claims of patent infringement.
(f)	The rate disclosed is the rate in effect on September 30, 2015.

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Small Capitalization-Mid Capitalization Equity Portfolio	Ariel Investments, LLC	Cupps Capital Management, LLC	Frontier Capital Management Company, LLC	IronBridge Capital Management LP	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	Pzena Investment Management, LLC	HC Capital Solutions	Total
Common Stocks	4.39%	14.47%	27.53%	32.98%	0.78%	—	5.56%	—	85.71%
Contingent Rights	—	—	—	—	—	—	—	—	0.00%
Warrant	—	—	—	—	—	—	—	—	0.00%
Time Deposit	0.05%	—	0.49%	1.43%	—	—	0.05%	—	2.02%
Mutual Funds	—	0.31%	—	—	0.01%	0.53%	—	10.43%	11.28%
Repurchase Agreement	—	—	0.66%	0.12%	—	—	—	—	0.78%
Other Assets (Liabilities)	-0.01%	0.30%	-0.62%	-0.11%	—	0.65%	—	—	0.21%

Total Net Assets	4.43%	15.08%	28.06%	34.42%	0.79%	1.18%	5.61%	10.43%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2015.

Long Futures
Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
79	Russell 2000 Mini Index Future	$8,658	12/18/15	$63

	Net Unrealized Appreciation/(Depreciation)			$63

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 83.07%
	Aerospace & Defense — 0.85%
4,700	Cubic Corp.	$197
12,915	Curtiss-Wright Corp.	806
165	Ducommun, Inc.(a)	3
6,045	Esterline Technologies Corp.(a)	435
53	National Presto Industries, Inc.	4
3,746	TASER International, Inc.(a)	83
70	Triumph Group, Inc.	3

		1,531

	Air Freight & Logistics — 0.28%
479	Air Transport Services Group, Inc.(a)	4
95	Atlas Air Worldwide Holdings, Inc.(a)	3
50,821	UTI Worldwide, Inc.(a)	233
11,427	XPO Logistics, Inc.^(a)	273

		513

	Airlines — 2.88%
923	Allegiant Travel Co.	200
9,551	American Airlines Group, Inc.	371
60	Copa Holdings SA, Class - A	3
3,921	Hawaiian Holdings, Inc.(a)	97
45,488	JetBlue Airways Corp.(a)	1,172
556	Republic Airways Holdings, Inc.(a)	3
47,581	United Continental Holdings, Inc.(a)	2,524
55,716	Volaris Aviation Holding Co., ADR(a)	831

		5,201

	Auto Components — 1.20%
188	Cooper Tire & Rubber Co.	7
22,402	Dana Holding Corp.	356
25,524	Fox Factory Holding Corp.(a)	430
8,395	Gentherm, Inc.(a)	377
346	Metaldyne Performance Group, Inc.	7
14,441	Modine Manufacturing Co.(a)	114
21,898	Stoneridge, Inc.(a)	270
13,372	Tenneco, Inc.(a)	599
232	Tower International, Inc.(a)	6

		2,166

	Banks — 5.32%
149	1st Source, Inc.	5
201	American National Bankshares, Inc.	5
15,250	Associated Banc-Corp.	274
341	Banc of California, Inc.	4
148	Banco Latinoamericano de Comercio Exterior SA, Class - E	3
14,005	Bank of the Ozarks, Inc.	613
26,810	BankUnited, Inc.	958
22,160	Banner Corp.	1,059
19,866	BBCN Bancorp, Inc.	298
121	Camden National Corp.	5
252	CNB Financial Corp.	5
41,188	Columbia Banking System, Inc.	1,285
136	Community Trust Bancorp, Inc.	5
9,461	Cullen/Frost Bankers, Inc.	602
266	Fidelity Southern Corp.	6
192	Financial Institutions, Inc.	5
1,000	First Bancorp(a)	4
280	First Bancorp	5
200	First Business Financial Services, Inc.	5
260	First Community Bancshares, Inc.	5

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Banks (continued)
132	First Financial Corp.	$4
170	First Interstate BancSystem, Inc.	5
14,315	First Midwest BanCorp, Inc.	251
490	First Niagara Financial Group, Inc.	5
105	Great Southern Bancorp, Inc.	5
193	Great Western Bancorp, Inc.	5
154	Hancock Holding Co.	4
125	Heartland Financial USA, Inc.	5
3,695	Home Bancshares, Inc.	150
185	Horizon Bancorp	4
345	Independent Bank Corp.	5
170	International Bancshares Corp.	4
210	MainSource Financial Group, Inc.	4
151	National Bankshares, Inc.	5
23,550	National Penn Bancshares, Inc.	277
170	NBT Bancorp, Inc.	5
491	OFG Bancorp	4
20,299	PacWest Bancorp	869
14,391	Popular, Inc.	435
273	Sierra Bancorp	4
27,297	Square 1 Financial, Inc., Class - A(a)	701
8,780	SVB Financial Group(a)	1,014
8,375	Synovus Financial Corp.	248
13,152	TCF Financial Corp.	199
361	Triumph Bancorp, Inc.(a)	6
189	Trustmark Corp.	4
230	Univest Corp. of Pennsylvania	4
7,647	Webster Financial Corp.	272

		9,649

	Biotechnology — 2.35%
175	Acorda Therapeutics, Inc.(a)	5
83	AMAG Pharmaceuticals, Inc.(a)	3
1,580	Anacor Pharmaceuticals, Inc.(a)	186
3,650	Atara Biotherapeutics, Inc.(a)	115
1,632	BioMarin Pharmaceutical, Inc.(a)	172
10,759	Cepheid, Inc.(a)	486
1,630	Clovis Oncology, Inc.(a)	150
11,110	Dyax Corp.(a)	212
182	Emergent BioSolutions, Inc.(a)	5
129	Enanta Pharmaceuticals, Inc.(a)	5
32,432	Exact Sciences Corp.(a)	584
13,920	Genomic Health, Inc.(a)	295
5,685	Intrexon Corp.	181
5,475	Isis Pharmaceuticals, Inc.(a)	221
1,216	Medivation, Inc.(a)	52
9,613	Myriad Genetics, Inc.^(a)	360
2,845	Neurocrine Biosciences, Inc.(a)	113
18,530	OncoMed Pharmaceuticals, Inc.(a)	307
959	PDL BioPharma, Inc.	5
4,790	Portola Pharmaceuticals, Inc.(a)	204
11,596	Sangamo BioSciences, Inc.(a)	65
7,550	Seattle Genetics, Inc.(a)	291
2,325	Ultragenyx Pharmaceutical, Inc.(a)	224

		4,241

	Building Products — 1.51%
5,988	Armstrong World Industries, Inc.(a)	286
11,399	CaesarStone Sdot Yam Ltd.	347
17,526	Gibraltar Industries, Inc.(a)	322

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Building Products (continued)
6,232	Lennox International, Inc.	$705
4,680	Masonite International Corp.(a)	284
6,678	Trex Co., Inc.(a)	223
9,753	Universal Forest Products, Inc.	563

		2,730

	Capital Markets — 1.52%
4,114	Artisan Partners Asset Management, Inc.	145
336	Calamos Asset Management, Inc., Class - A	3
10,344	E*Trade Financial Corp.(a)	272
416	Fifth Street Asset Management, Inc.	3
60	GAMCO Investors, Inc., Class - A	3
19,877	Interactive Brokers Group, Inc., Class - A	786
5,316	LPL Financial Holdings, Inc.^	211
169	Oppenheimer Holdings, Inc., Class - A	3
7,270	Raymond James Financial, Inc.	361
15,656	Stifel Financial Corp.(a)	660
2,973	Waddell & Reed Financial, Inc., Class - A	103
11,964	WisdomTree Investments, Inc.	193

		2,743

	Chemicals — 2.05%
109	A. Schulman, Inc.	4
5,092	Albemarle Corp.	225
130	Axiall Corp.	2
6,726	Cabot Corp.	212
8,801	FMC Corp.	298
330	FutureFuel Corp.	3
170	Koppers Holdings, Inc.	3
24,826	Kraton Performance Polymers, Inc.(a)	444
406	Kronos Worldwide, Inc.	3
9,003	Methanex Corp.	299
2,293	NewMarket Corp.	819
176	Olin Corp.	3
15,390	PolyOne Corp.	452
324	Rayonier Advanced Materials, Inc.	2
12,420	Sensient Technologies Corp.	761
81	Stepan Co.	3
350	The Chemours Co.	2
35,180	Tronox Ltd., Class - A	154

		3,689

	Commercial Services & Supplies — 1.35%
5,290	ABM Industries, Inc.	144
501	ACCO Brands Corp.(a)	4
5,079	ARC Document Solutions, Inc.(a)	30
9,934	Brady Corp.	195
60	Deluxe Corp.	3
226	Ennis, Inc.	4
6,147	Essendant, Inc.	199
8,757	KAR Auction Services, Inc.	311
4,160	Matthews International Corp., Class - A	204
136	McGrath RentCorp	4
13,540	Mobile Mini, Inc.	417
8,600	Multi-Color Corp.	657
185	Pitney Bowes, Inc.	4
229	Quad Graphics, Inc.	3
240	R.R. Donnelley & Sons Co.	3
210	Steelcase, Inc., Class - A	4
10,025	Tetra Tech, Inc.	244
36	UniFirst Corp.	4

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Commercial Services & Supplies (continued)
120	West Corp.	$3

		2,437

	Communications Equipment — 0.72%
160	BEL Fuse, Inc., Class - B	3
205	Black Box Corp.	3
83	EchoStar Corp., Class - A(a)	4
39,228	Infinera Corp.(a)	767
71,080	ShoreTel, Inc.(a)	531

		1,308

	Construction & Engineering — 0.28%
19,443	MasTec, Inc.(a)	307
134	MYR Group, Inc.(a)	4
5,284	Primoris Services Corp.	95
5,967	Tutor Perini Corp.(a)	98

		504

	Construction Materials — 0.67%
8,603	Eagle Materials, Inc.	589
17,221	Headwaters, Inc.(a)	324
1,997	Martin Marietta Materials, Inc.	303

		1,216

	Consumer Finance — 0.45%
215	Enova International, Inc.(a)	2
17,507	Green Dot Corp., Class - A(a)	308
95	Nelnet, Inc., Class - A	3
9,335	PRA Group, Inc.(a)	495
170	Santander Consumer USA Holdings, Inc.(a)	3
69	World Acceptance Corp.(a)	2

		813

	Containers & Packaging — 0.85%
12,761	AptarGroup, Inc.	842
22,760	Berry Plastics Group, Inc.(a)	684
125	Greif, Inc., Class - A	4

		1,530

	Diversified Consumer Services — 0.32%
10,129	2U, Inc.(a)	363
207	American Public Education, Inc.(a)	5
392	Apollo Group, Inc., Class - A(a)	4
103	Capella Education Co.	5
49,308	Career Education Corp.(a)	185
174	DeVry Education Group, Inc.	5
8	Graham Holdings Co.	5
121	Strayer Education, Inc.(a)	7

		579

	Diversified Financial Services — 0.15%
519	Gain Capital Holdings, Inc.	4
13,220	Leucadia National Corp.	267
237	Marlin Business Services Corp.	4

		275

	Diversified Telecommunication Services — 0.65%
24,209	Cogent Communications Group, Inc.	658
110	Hawaiian Telcom Holdco, Inc.(a)	2
155	IDT Corp.	2
305	Intelsat SA(a)	2
325	Iridium Communications, Inc.(a)	2

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Diversified Telecommunication Services (continued)
37,355	Premiere Global Services, Inc.(a)	$513

		1,179

	Electric Utilities — 0.42%
19,418	El Paso Electric Co.	715
224	Great Plains Energy, Inc.	6
218	PNM Resources, Inc.	6
164	Portland General Electric Co.	6
343	Spark Energy, Inc., Class - A	6
239	The Empire District Electric Co.	5
167	Unitil Corp.	6

		750

	Electrical Equipment — 1.16%
4,575	Acuity Brands, Inc.	803
5,027	Encore Wire Corp.	164
8,121	EnerSys	435
15,249	Generac Holdings, Inc.(a)	459
18,620	General Cable Corp.	222
113	Preformed Line Products Co.	4
55	Regal-Beloit Corp.	3

		2,090

	Electronic Equipment, Instruments & Components — 3.03%
300	AVX Corp.	4
12,629	Belden, Inc.	589
170	Benchmark Electronics, Inc.(a)	4
26,904	Control4 Corp.^(a)	220
100	Dolby Laboratories, Inc., Class - A	3
16,130	DTS, Inc.(a)	431
364	Electro Rent Corp.	4
212	Fabrinet(a)	4
43,523	Flextronics International Ltd.(a)	459
10,074	Insight Enterprises, Inc.(a)	260
12,226	InvenSense, Inc.(a)	114
8,273	IPG Photonics Corp.(a)	627
13,885	Itron, Inc.(a)	443
18,211	Jabil Circuit, Inc.	407
5,133	Littelfuse, Inc.	468
147	Methode Electronics, Inc.	5
170	PC Connection, Inc.	4
98	Plexus Corp.(a)	4
9,096	Rogers Corp.(a)	484
207	Sanmina Corp.(a)	4
50	SYNNEX Corp.	4
4,368	Tech Data Corp.(a)	299
21,606	Trimble Navigation Ltd.(a)	355
414	TTM Technologies, Inc.(a)	3
8,368	Universal Display Corp.(a)	284
300	Vishay Intertechnology, Inc.	3

		5,486

	Energy Equipment & Services — 1.00%
15,943	Atwood Oceanics, Inc.^	236
226	Diamond Offshore Drilling, Inc.	4
4,098	Dril-Quip, Inc.(a)	239
14,925	Key Energy Services, Inc.(a)	7
123,522	McDermott International, Inc.(a)	531
50,535	Newpark Resources, Inc.(a)	259
392	Noble Corp. PLC	4
188	PHI, Inc.(a)	4
41,269	Superior Energy Services, Inc.	520

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Energy Equipment & Services (continued)
244	Tidewater, Inc.	$3

		1,807

	Food & Staples Retailing — 1.06%
18,414	Casey’s General Stores, Inc.	1,895
154	Ingles Markets, Inc., Class - A	7
241	Village Super Market, Inc., Class - A	6

		1,908

	Food Products — 0.20%
80	Cal-Maine Foods, Inc.	4
113	Fresh Del Monte Produce, Inc.	4
2,950	J&J Snack Foods Corp.	336
75	John B Sanfilippo & Son, Inc.	4
312	Omega Protein Corp.(a)	5
61	Sanderson Farms, Inc.	4
1	Seaboard Corp.(a)	3

		360

	Gas Utilities — 0.77%
102	Southwest Gas Corp.	6
39,708	UGI Corp.	1,383

		1,389

	Health Care Equipment & Supplies — 5.93%
14,405	Abiomed, Inc.(a)	1,336
3,400	Cantel Medical Corp.	193
22,494	DexCom, Inc.(a)	1,931
3,001	Edwards Lifesciences Corp.(a)	427
210	Exactech, Inc.(a)	4
90	Greatbatch, Inc.(a)	5
120	Halyard Health, Inc.(a)	3
26,264	Insulet Corp.(a)	681
17,031	LDR Holding Corp.(a)	588
13,222	Neogen Corp.(a)	595
15,458	Nevro Corp.(a)	717
18,135	STERIS Corp.	1,178
37,650	Tandem Diabetes Care, Inc.(a)	332
5,601	The Cooper Cos., Inc.	834
60,007	Unilife Corp.^(a)	59
19,950	West Pharmaceutical Services, Inc.	1,080
24,320	Zeltiq Aesthetics, Inc.(a)	779

		10,742

	Health Care Providers & Services — 3.12%
8,476	AAC Holdings, Inc.^(a)	189
28,576	Acadia Healthcare Co., Inc.(a)	1,895
200	Aceto Corp.	5
4,096	Adeptus Health, Inc., Class - A(a)	331
110	Air Methods Corp.(a)	4
109	Almost Family, Inc.(a)	4
66	AmSurg Corp.(a)	5
34	Chemed Corp.	5
13,385	Diplomat Pharmacy, Inc.(a)	385
990	Five Star Quality Care, Inc.(a)	3
101	HealthSouth Corp.	4
220	Kindred Healthcare, Inc.	3
116	LHC Group, Inc.(a)	5
20,313	LifePoint Hospitals, Inc.(a)	1,441
70	Magellan Health Services, Inc.(a)	4
7,518	MEDNAX, Inc.(a)	577
65	Molina Heathcare, Inc.(a)	4

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Providers & Services (continued)
71	National Healthcare Corp.	$4
9,062	Owens & Minor, Inc.	289
95	Patterson Cos., Inc.	4
102	Providence Service Corp.(a)	4
292	Select Medical Holdings Corp.	3
3,830	Team Health Holdings, Inc.(a)	207
88	The Ensign Group, Inc.	4
14,004	Triple-S Management Corp., Class - A(a)	249
50	WellCare Health Plans, Inc.(a)	4

		5,632

	Health Care Technology — 1.03%
15,465	Allscripts Healthcare Solutions, Inc.(a)	192
178	Inovalon Holdings, Inc., Class - A(a)	4
24,958	Medidata Solutions, Inc.(a)	1,050
19,583	Omnicell, Inc.(a)	609

		1,855

	Hotels, Restaurants & Leisure — 2.97%
7,102	Buffalo Wild Wings, Inc.(a)	1,374
22,507	ClubCorp Holdings, Inc.	483
8,991	Diamond Resorts International, Inc.(a)	210
3,280	Fiesta Restaurant Group, Inc.(a)	149
90	Hyatt Hotels Corp., Class - A(a)	4
155	International Speedway Corp., Class - A	5
240	Interval Leisure Group, Inc.	4
270	Marcus Corp.	5
266	Monarch Casino & Resort, Inc.(a)	5
11,148	Noodles & Co.^(a)	158
3,721	Red Robin Gourmet Burgers, Inc.(a)	282
57,980	Ruby Tuesday, Inc.(a)	360
336	Ruth’s Hospitality Group, Inc.	5
299	SeaWorld Entertainment, Inc.	5
3,555	Shake Shack, Inc., Class - A^(a)	169
240	Speedway Motorsports, Inc.	4
17,413	Texas Roadhouse, Inc., Class - A	648
10,522	Vail Resorts, Inc.	1,101
2,993	Wingstop, Inc.(a)	72
8,195	Zoe’s Kitchen, Inc.^(a)	324

		5,367

	Household Durables — 0.95%
210	CSS Industries, Inc.	6
140	Flexsteel Industries, Inc.	4
5,268	Harman International Industries, Inc.	506
4,310	Helen of Troy Ltd.(a)	385
17,487	Libbey, Inc.	569
428	Lifetime Brands, Inc.	6
6,213	The Ryland Group, Inc.	254

		1,730

	Household Products — 0.00%
127	Central Garden & Pet Co., Class - A(a)	2

	Independent Power and Renewable Electricity Producers — 0.00%
318	Talen Energy Corp.(a)	3

	Industrial Conglomerates — 0.10%
2,148	Carlisle Cos., Inc.	188

	Insurance — 3.75%
1,672	Alleghany Corp.(a)	783

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Insurance (continued)
160	American Equity Investment Life Holding Co.	$4
23,050	American Financial Group, Inc.	1,588
42	American National Insurance Co.	4
17,710	Argo Group International Holdings Ltd.	1,001
3,165	Aspen Insurance Holdings Ltd.	147
175	Assured Guaranty Ltd.	4
539	Crawford & Co.	3
12,185	Endurance Specialty Holdings Ltd.	744
2,790	Everest Re Group Ltd.	484
12,725	Genworth Financial, Inc., Class - A(a)	59
5,029	HCC Insurance Holdings, Inc.	390
102	HCI Group, Inc.	4
272	Maiden Holdings Ltd.	4
19	National Western Life Insurance Co., Class - A	4
1,890	Primerica, Inc.	85
3,700	StanCorp Financial Group, Inc.	423
13,040	Stewart Information Services Corp.	533
5,007	Symetra Financial Corp.	158
6,180	W.R. Berkley Corp.	336

		6,758

	Internet & Catalog Retail — 0.31%
443	1-800-FLOWERS.COM, Inc., Class - A(a)	4
185	Lands’ End, Inc.(a)	5
15,619	Wayfair, Inc., Class - A^(a)	548

		557

	Internet Software & Services — 2.60%
6,186	Akamai Technologies, Inc.(a)	427
473	Bankrate, Inc.(a)	5
7,320	Benefitfocus, Inc.(a)	229
293	Blucora, Inc.(a)	4
52,451	Brightcove, Inc.(a)	258
3,480	comScore, Inc.(a)	161
10,390	Cvent, Inc.(a)	350
4,317	Demandware, Inc.(a)	223
521	DHI Group, Inc.(a)	4
603	EarthLink Holdings Corp.	5
10,198	Envestnet, Inc.(a)	306
34,216	Gogo, Inc.(a)	523
25,293	Hortonworks, Inc.^(a)	553
65	j2 Global, Inc.	5
7,085	LogMeln, Inc.(a)	483
17,823	Monster Worldwide, Inc.(a)	114
20,295	New Relic, Inc.(a)	772
22,826	QuinStreet, Inc.(a)	127
301	United Online, Inc.(a)	3
6,698	Web.com Group, Inc.(a)	141

		4,693

	IT Services — 2.42%
110	Blackhawk Network Holdings, Inc.(a)	5
180	Booz Allen Hamilton Holding Corp.	5
58	CACI International, Inc., Class - A(a)	4
139	Cardtronics, Inc.(a)	5
82	Cass Information Systems, Inc.	4
192	Convergys Corp.	4
114	CoreLogic, Inc.(a)	4
149	CSG Systems International, Inc.	5
586	Datalink Corp.(a)	3

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Services (continued)
7,000	Euronet Worldwide, Inc.(a)	$519
600	Everi Holdings, Inc.(a)	3
9,124	Global Payments, Inc.	1,046
20,716	Jack Henry & Associates, Inc.	1,441
110	Leidos Holdings, Inc.	5
7,815	Luxoft Holding, Inc.(a)	495
159	ManTech International Corp., Class - A	4
10,780	MAXIMUS, Inc.	642
160	NeuStar, Inc., Class - A(a)	4
292	Perficient, Inc.(a)	5
90	Science Applications International Corp.	4
190	Sykes Enterprises, Inc.(a)	5
180	TeleTech Holdings, Inc.	5
364	The Hackett Group, Inc.	5
228	Unisys Corp.(a)	3
5,090	VeriFone Systems, Inc.(a)	141

		4,366

	Leisure Products — 0.01%
730	JAKKS Pacific, Inc.(a)	6
274	Johnson Outdoors, Inc., Class - A	6

		12

	Life Sciences Tools & Services — 0.98%
542	Affymetrix, Inc.(a)	5
309	Albany Molecular Research, Inc.(a)	5
41	Bio-Rad Laboratories, Inc., Class - A(a)	6
60	Bio-Techne Corp.	6
289	Bruker Biosciences Corp.(a)	5
8,941	Cambrex Corp.(a)	355
83	Charles River Laboratories International, Inc.(a)	5
1,174	Harvard Bioscience, Inc.(a)	4
3,541	Illumina, Inc.(a)	622
12,935	INC Research Holdings, Inc., Class - A(a)	517
355	Luminex Corp.(a)	6
92	PAREXEL International Corp.(a)	6
160	PRA Health Sciences, Inc.(a)	6
8,063	QIAGEN NV(a)	208
235	VWR Corp.(a)	6

		1,762

	Machinery — 2.83%
15,610	Actuant Corp., Class - A	287
77	AGCO Corp.	4
90	American Railcar Industries	3
223	Briggs & Stratton Corp.	4
4,550	Chart Industries, Inc.(a)	87
8,610	Columbus McKinnon Corp.	156
247	Global Brass & Copper Holdings, Inc.	5
18,464	Harsco Corp.	167
63	Hyster-Yale Materials Handling, Inc.	4
10,080	IDEX Corp.	719
18,720	ITT Corp.	626
133	Joy Global, Inc.	2
128	L.B. Foster Co., Class - A	2
9,902	Lincoln Electric Holdings, Inc.	519
30,664	Meritor, Inc.(a)	326
221	Miller Industries, Inc.	4
101	Oshkosh Corp.	4
9,543	Snap-on, Inc.	1,440
9,803	Terex Corp.	176

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Machinery (continued)
119	The Timken Co.	$3
7,325	TriMas Corp.(a)	120
163	Trinity Industries, Inc.	4
9,752	Wabash National Corp.(a)	103
3,334	WABCO Holdings, Inc.(a)	350

		5,115

	Marine — 0.13%
3,889	Kirby Corp.(a)	241

	Media — 0.86%
110	AMC Entertainment Holdings, Inc., Class - A	3
300	Entercom Communications Corp.(a)	3
50,993	Global Eagle Entertainment, Inc.(a)	585
622	Harte-Hanks, Inc.	2
10,785	Imax Corp.(a)	364
15,947	Lions Gate Entertainment Corp.	586
77	Scholastic Corp.	3
115	Sinclair Broadcast Group, Inc.	3
145	Time, Inc.	3
225	Tribune Publishing Co.	2
55	Viacom, Inc., Class - A	2

		1,556

	Metals & Mining — 1.03%
11,901	Agnico-Eagle Mines Ltd.	301
41,439	Allegheny Technologies, Inc.	587
8,306	Carpenter Technology Corp.	247
56,053	Coeur d’Alene Mines Corp.(a)	158
260	Commercial Metals Co.	4
30,722	Globe Specialty Metals, Inc.	373
19,350	Horsehead Holding Corp.^(a)	59
8,740	Schnitzer Steel Industries, Inc., Class - A	118

		1,847

	Multiline Retail — 0.00%
101	Big Lots, Inc.	5
45	Dillard’s, Inc., Class - A	4

		9

	Multi-Utilities — 0.39%
177	Avista Corp.	6
16,693	Black Hills Corp.	690

		696

	Oil, Gas & Consumable Fuels — 1.01%
129	Adams Resources & Energy, Inc.	5
38,430	Carrizo Oil & Gas, Inc.(a)	1,173
145	Delek US Holdings, Inc.	4
688	Hallador Energy Co.	5
14,077	Interoil Corp.(a)	475
90	REX American Resources Corp.(a)	5
119	Western Refining, Inc.	5
25,188	WPX Energy, Inc.(a)	167

		1,839

	Paper & Forest Products — 0.43%
9,218	Boise Cascade Co.(a)	232
100	Domtar Corp.	4
37,178	Louisiana-Pacific Corp.(a)	530
203	P.H. Glatfelter Co.	3

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Paper & Forest Products (continued)
111	Schweitzer-Mauduit International, Inc.	$4

		773

	Personal Products — 0.00%
105	Nature’s Sunshine Products, Inc.	1
33	Nu Skin Enterprises, Inc., Class - A	2
57	Nutraceutical International Corp.(a)	1

		4

	Pharmaceuticals — 0.18%
206	Catalent, Inc.(a)	5
127	Impax Laboratories, Inc.(a)	4
11,230	Intersect ENT, Inc.(a)	262
98	Lannett Co., Inc.(a)	4
161	Phibro Animal Health Corp., Class - A	5
128	Prestige Brands Holdings, Inc.(a)	6
236	Sagent Pharmaceuticals, Inc.(a)	4
670	SciClone Pharmaceuticals, Inc.(a)	5
1,050	Supernus Pharmaceuticals, Inc.(a)	15
183	The Medicines Co.(a)	7

		317

	Professional Services — 0.01%
395	CBIZ, Inc.(a)	3
257	Kelly Services, Inc., Class - A	4
70	VSE Corp.	3

		10

	Real Estate Investment Trusts — 2.59%
26,100	Acadia Realty Trust	785
374	AG Mortgage Investment Trust, Inc.	6
12,647	Alexandria Real Estate Equities, Inc.	1,072
412	American Capital Mortgage Investment Corp.	6
1,290	Anworth Mortgage Asset Corp.	6
430	Apollo Residential Mortgage, Inc.	5
297	ARMOUR Residential REIT, Inc.	6
30	Ashford Hospitality Prime, Inc.	–
740	Ashford Hospitality Trust	5
1,207	Campus Crest Communities, Inc.	6
587	Capstead Mortgage Corp.	6
413	CBL & Associates Properties, Inc.	6
990	Cedar Realty Trust, Inc.	6
141	Coresite Realty Corp.	7
863	CYS Investments, Inc.	6
6,724	DiamondRock Hospitality Co.	74
227	DuPont Fabros Technology, Inc.	6
905	Dynex Capital, Inc.	6
13,361	EastGroup Properties, Inc.	724
640	First Potomac Realty Trust	7
399	Hatteras Financial Corp.	6
433	Invesco Mortgage Capital	5
928	Investors Real Estate Trust	7
286	Ladder Capital Corp.	4
785	Lexington Realty Trust	6
12,463	Mid-America Apartment Communities, Inc.	1,020
282	Pennsylvania Real Estate Investment Trust	6
90	PS Business Parks, Inc.	7
62,415	Redwood Trust, Inc.	864
454	Western Asset Mortgage Capital Corp.	6

		4,676

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Real Estate Management & Development — 0.00%
177	RE/MAX Holdings, Inc., Class - A	$6

	Road & Rail — 0.24%
162	ArcBest Corp.	4
5,092	Con-way, Inc.	242
12,659	Swift Transportation Co.(a)	190

		436

	Semiconductors & Semiconductor Equipment — 5.70%
501	Alpha & Omega Semiconductor Ltd.(a)	4
6,497	Altera Corp.	325
21,032	Atmel Corp.	170
15,785	Cavium, Inc.(a)	970
134	Cirrus Logic, Inc.(a)	4
343	Cohu, Inc.	3
13,580	Cree, Inc.(a)	329
98,405	Cypress Semiconductor Corp.	838
9,761	Diodes, Inc.(a)	209
311	Entegris, Inc.(a)	4
22,556	Fairchild Semiconductor International, Inc.(a)	317
46,208	Integrated Device Technology, Inc.(a)	939
295	IXYS Corp.	3
74,399	Mattson Technology, Inc.(a)	173
11,094	Maxim Integrated Products, Inc.	371
2,366	Mellanox Technologies Ltd.(a)	89
11,468	Monolithic Power Systems, Inc.	587
169	OmniVision Technologies, Inc.(a)	4
50,873	ON Semiconductor Corp.(a)	478
474	Photronics, Inc.(a)	4
16,868	Qorvo, Inc.(a)	760
116,590	QuickLogic Corp.^(a)	185
5,838	Semtech Corp.(a)	88
3,209	Silicon Laboratories, Inc.(a)	133
10,832	Skyworks Solutions, Inc.	912
3,298	SolarEdge Technologies, Inc.(a)	76
16,367	SunEdison, Inc.(a)	118
5,869	Synaptics, Inc.(a)	484
221	Teradyne, Inc.	4
15,404	Tessera Technologies, Inc.	499
13,620	Tower Semiconductor Ltd.(a)	175
705	Ultra Clean Holdings, Inc.(a)	4
30,085	Ultratech, Inc.(a)	482
27,727	Veeco Instruments, Inc.(a)	569
580	Xcerra Corp.(a)	4

		10,314

	Software — 6.69%
7,902	Aspen Technology, Inc.(a)	300
4,515	Blackbaud, Inc.	253
8,750	Callidus Software, Inc.(a)	149
18,580	CyberArk Software Ltd.^(a)	931
145	Ebix, Inc.	4
10,425	Electronic Arts, Inc.(a)	706
15,318	Ellie Mae, Inc.(a)	1,021
280	EPIQ Systems, Inc.	4
60	ePlus, Inc.(a)	5
50	Fair Isaac Corp.	4
12,598	Fleetmatics Group Ltd.(a)	619
12,905	Fortinet, Inc.(a)	548
9,118	Guidewire Software, Inc.(a)	479
4,075	HubSpot, Inc.(a)	189

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software (continued)
308	King Digital Entertainment PLC	$4
14,590	Manhattan Associates, Inc.(a)	910
181	Mentor Graphics Corp.	4
1,578	NetSuite, Inc.(a)	132
13,920	Nuance Communications, Inc.(a)	228
11,120	Paycom Software, Inc.(a)	399
12,535	Proofpoint, Inc.(a)	756
23,708	PTC, Inc.(a)	752
59,577	Rovi Corp.(a)	625
40,662	SeaChange International, Inc.(a)	256
27,964	Silver Spring Networks, Inc.(a)	360
10,346	Tangoe, Inc.(a)	74
1,141	Telecommunication Systems, Inc.(a)	4
2,237	The Ultimate Software Group, Inc.(a)	400
44,578	TiVo, Inc.(a)	386
8,740	Tyler Technologies, Inc.(a)	1,306
130,072	Zynga, Inc.(a)	297

		12,105

	Specialty Retail — 1.88%
207	Abercrombie & Fitch Co., Class - A	4
320	Ascena Retail Group, Inc.(a)	4
331	Big 5 Sporting Goods Corp.	3
11,994	Chico’s FAS, Inc.	189
51	Group 1 Automotive, Inc.	4
202	Haverty Furniture Cos., Inc.	5
15,246	MarineMax, Inc.(a)	215
84	Murphy USA, Inc.(a)	5
58	Outerwall, Inc.	3
7,728	Rent-A-Center, Inc.	187
11,327	Restoration Hardware Holdings, Inc.(a)	1,057
150	Shoe Carnival, Inc.	4
193	Sonic Automotive, Inc., Class - A	4
258	Stage Stores, Inc.	3
443	Stein Mart, Inc.	4
117	The Cato Corp.	4
18,258	Tile Shop Holdings, Inc.(a)	219
17,508	Tractor Supply Co.	1,477

		3,391

	Technology Hardware, Storage & Peripherals — 0.20%
88	Lexmark International, Inc., Class - A	3
2,685	Nimble Storage, Inc.(a)	65
28,268	QLogic Corp.(a)	289

		357

	Textiles, Apparel & Luxury Goods — 1.97%
3,740	Columbia Sportswear Co.	220
93	Fossil Group, Inc.(a)	5
33,533	G-III Apparel Group Ltd.(a)	2,068
234	Movado Group, Inc.	6
3,340	Oxford Industries, Inc.	247
3,240	Skechers USA, Inc., Class - A(a)	434
26,858	Wolverine World Wide, Inc.	581

		3,561

	Thrifts & Mortgage Finance — 0.42%
166	Federal Agricultural Mortgage Corp., Class - C	4
120	First Defiance Financial Corp.	4
202	HomeStreet, Inc.(a)	5
5,533	LendingTree, Inc.(a)	515

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Thrifts & Mortgage Finance (continued)
97	Meta Financial Group, Inc.	$4
8,272	PHH Corp.(a)	117
3,810	WSFS Financial Corp.	110

		759

	Tobacco — 0.15%
5,427	Universal Corp.	269

	Trading Companies & Distributors — 1.15%
179	Aircastle Ltd.	4
13,245	Applied Industrial Technologies, Inc.	506
9,057	Beacon Roofing Supply, Inc.(a)	294
222	CAI International, Inc.(a)	2
6,492	GATX Corp.	287
238	H&E Equipment Services, Inc.	4
16,888	MRC Global, Inc.(a)	188
18,538	Stock Building Supply Holdings, Inc.(a)	326
136	TAL International Group, Inc.	2
165	Textainer Group Holdings Ltd.	3
4,001	Watsco, Inc.	474

		2,090

	Wireless Telecommunication Services — 0.00%
166	Spok Holdings, Inc.	3

	Total Common Stocks	150,135

	Contingent Rights — 0.00%
	Biotechnology — 0.00%
700	Clinical Data, Inc.(a)(b)(c)	—

	Technology Hardware, Storage & Peripherals — 0.00%
1,400	Gerber Scientific, Inc.(a)(c)(d)(e)	—

	Total Contingent Rights	—

	Time Deposit — 2.14%
$3,862	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 10/1/15	3,862

	Total Time Deposit	3,862

	Mutual Funds — 14.05%
4,334,665	SSgA Treasury Money Market Fund, 0.00% (f)	4,335
20,411,385	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00% (f)	20,412
635,317	SSgA Prime Money Market Fund, 0.08% (f)	635

	Total Mutual Funds	25,382

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Repurchase Agreement — 1.62%
$2,934	Jefferies LLC, 0.26%, 10/1/15 (Purchased on 9/30/15, proceeds at maturity $2,933,647 collateralized by U.S. Treasury Obligations, 0.04% - 3.06%, 11/15/15 - 8/15/45 fair value $2,992,299) ^^	$2,934

	Total Repurchase Agreement	2,934

	Total Investments (cost $155,450) — 100.88%	182,313
	Liabilities in excess of other assets — (0.88)%	(1,597)

	Net Assets — 100.00%	$180,716

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of September 30, 2015. The total value of securities on loan as of September 30, 2015, was $3,247 (amount in thousands).
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2015.
(a)	Represents non-income producing security.
(b)	Rights entitle the Portfolio to cash based on the company’s achievement of milestones in connection with a pharmaceutical drug that was brought to market.
(c)	Security was fair valued on September 30, 2015 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolios of Investments.
(d)	These securities have been deemed illiquid by the Specialist Manager and represent 0.00% of the Portfolio.
(e)	Rights entitle the Portfolio to cash based on any net recoveries obtained by the company in connection with certain claims of patent infringement.
(f)	The rate disclosed is the rate in effect on September 30, 2015.

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio	Cupps Capital Management, LLC	Frontier Capital Management Company, LLC	IronBridge Capital Management LP	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	Pzena Investment Management, LLC	HC Capital Solutions	Total
Common Stocks	15.88%	27.68%	33.55%	0.82%	—	5.14%	—	83.07%
Contingent Rights	—	—	—	—	—	—	—	0.00%
Time Deposit	—	0.59%	1.50%	—	—	0.05%	—	2.14%
Mutual Funds	0.36%	—	—	0.01%	2.39%	—	11.29%	14.05%
Repurchase Agreement	0.95%	0.56%	0.11%	—	—	—	—	1.62%
Other Assets (Liabilities)	-0.63%	-0.54%	-0.11%	0.01%	0.39%	—	—	-0.88%

Total Net Assets	16.56%	28.29%	35.05%	0.84%	2.78%	5.19%	11.29%	100.00%

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2015 (Unaudited)

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2015.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
149	Russell 2000 Mini Index Future	$16,329	12/18/15	$119

	Net Unrealized Appreciation/(Depreciation)			$119

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Real Estate Securities Portfolio

Portfolio of Investments — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 89.35%
	Food & Staples Retailing — 1.31%
17,999	CVS Caremark Corp.	$1,737

	Health Care Providers & Services — 0.83%
14,260	HCA Holdings, Inc.(a)	1,103

	Hotels, Restaurants & Leisure — 3.21%
93,667	Hilton Worldwide Holdings, Inc.	2,149
29,436	Wyndham Worldwide Corp.	2,116

		4,265

	Household Durables — 0.70%
31,736	D.R. Horton, Inc.	932

	Real Estate Investment Trusts — 78.00%
40,147	Acadia Realty Trust	1,207
45,490	American Tower Corp.	4,002
55,032	AvalonBay Communities, Inc.	9,622
197,995	Big Yellow Group PLC	2,170
42,266	Boston Properties, Inc.	5,004
20,725	CyrusOne, Inc.	677
142,883	Douglas Emmett, Inc.	4,104
93,323	Duke Realty Corp.	1,778
56,675	Equity Lifestyle Properties, Inc.	3,319
73,830	Equity One, Inc.	1,797
78,450	Equity Residential	5,893
32,584	Essex Property Trust, Inc.	7,280
35,996	Extra Space Storage, Inc.	2,777
32,778	Federal Realty Investment Trust	4,473
267,941	General Growth Properties, Inc.	6,958
95,300	Healthcare Trust of America, Inc., Class - A	2,336
25,383	Kite Realty Group Trust	604
99,718	Paramount Group, Inc.	1,675
46,365	Pebblebrook Hotel Trust	1,644
98,047	Physicians Realty Trust	1,480
24,385	PS Business Parks, Inc.	1,936
36,403	Public Storage	7,704
51,608	Simon Property Group, Inc.	9,481
49,425	SL Green Realty Corp.	5,346
88,825	Strategic Hotels & Resorts, Inc.(a)	1,225
4,574	Ventas, Inc.	256
123,282	Welltower, Inc.	8,349
17,060	Weyerhaeuser Co.	466

		103,563

	Real Estate Management & Development — 5.18%
210,467	Forest City Enterprises, Inc., Class - A(a)	4,236
8,847	Jones Lang LaSalle, Inc.	1,272
61,783	Kennedy-Wilson Holdings, Inc.	1,370

		6,878

	Wireless Telecommunication Services — 0.12%
1,516	SBA Communications Corp., Class - A(a)	159

	Total Common Stocks	118,637

	Mutual Funds — 10.47%
1,434,305	DWS Government Cash Money Market Fund, 0.04% (b)	1,434

Shares	Security Description	Value (000)
	Mutual Funds (continued)
8,997,505	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00% (b)	$8,997
3,477,648	SSgA Treasury Money Market Fund, 0.00% (b)	3,478

	Total Mutual Funds	13,909

	Total Investments (cost $113,621) — 99.82%	132,546
	Other assets in excess of liabilities — 0.18%	242

	Net Assets — 100.00%	$132,788

(a)	Represents non-income producing security.
(b)	The rate disclosed is the rate in effect on September 30, 2015.

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Real Estate Securities Portfolio	Parametric Portfolio Associates, LLC	Wellington Management Company, LLP	HC Capital Solutions	Total
Common Stocks	—	89.35%	—	89.35%
Mutual Funds	2.62%	1.08%	6.77%	10.47%
Other Assets (Liabilities)	0.07%	0.11%	—	0.18%

Total Net Assets	2.69%	90.54%	6.77%	100.00%

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Real Estate Securities Portfolio

Portfolio of Investments (concluded) — September 30, 2015 (Unaudited)

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2015.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
170	Dow Jones U.S. Real Estate Index Future	$4,706	12/18/15	$157

	Net Unrealized Appreciation/(Depreciation)			$157

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 53.51%
	Australia — 1.81%
208,870	Alumina Ltd. (Metals & Mining)	$166
99,794	Amcor Ltd. (Containers & Packaging)	928
265,610	BHP Billiton Ltd. (Metals & Mining)	4,193
64,733	Boral Ltd. (Construction Materials)	241
22,329	Caltex Australia Ltd. (Oil, Gas & Consumable Fuels)	493
1,425,392	Fortescue Metals Group Ltd. (Metals & Mining)^	1,840
34,627	Iluka Resources Ltd. (Metals & Mining)	152
138,576	Incitec Pivot Ltd. (Chemicals)	382
2,051,383	Medusa Mining Ltd. (Metals & Mining)(a)	551
63,391	Newcrest Mining Ltd. (Metals & Mining)(a)	570
30,826	Orica Ltd. (Chemicals)	327
91,493	Origin Energy Ltd. (Oil, Gas & Consumable Fuels)	400
36,038	Rio Tinto Ltd. (Metals & Mining)	1,240
824,256	Santos Ltd. (Oil, Gas & Consumable Fuels)	2,332
440,281	South32 Ltd. (Metals & Mining)(a)	425
842,269	Western Areas Ltd. (Metals & Mining)	1,283
61,324	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	1,255
17,839	WorleyParsons Ltd. (Energy Equipment & Services)	75

		16,853

	Austria — 0.30%
12,180	OMV AG (Oil, Gas & Consumable Fuels)	296
390,299	Schoeller-Bleckmann Oilfield Equipment AG, ADR (Energy Equipment & Services)	2,170
9,270	Voestalpine AG (Metals & Mining)	319

		2,785

	Belgium — 0.47%
4,903	Solvay SA (Chemicals)	501
99,833	Umicore SA (Chemicals)	3,850

		4,351

	Bermuda — 0.07%
266,000	Kunlun Energy Co. Ltd. (Oil, Gas & Consumable Fuels)	191
21,900	Nabors Industries Ltd. (Energy Equipment & Services)	207
142,000	Nine Dragons Paper Holdings Ltd. (Paper & Forest Products)	74
30,564	Seadrill Ltd. (Energy Equipment & Services)^(a)	179

		651

	Brazil — 0.19%
51,600	Companhia Siderurgica Nacional SA (CSN) (Metals & Mining)	52
9,513	Cosan SA Industria e Comercio (Oil, Gas & Consumable Fuels)	48
20,577	Duratex SA (Paper & Forest Products)	30
18,900	Fibria Celulose SA (Paper & Forest Products)	256

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Brazil (continued)
225,612	Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)(a)	$487
27,403	Ultrapar Participacoes SA (Oil, Gas & Consumable Fuels)	460
97,510	Vale SA (Metals & Mining)	408

		1,741

	Canada — 4.56%
16,300	Agnico-Eagle Mines Ltd. (Metals & Mining)	413
10,387	Agrium, Inc. (Chemicals)^	931
10,200	AltaGas Ltd. (Oil, Gas & Consumable Fuels)	251
25,600	ARC Resources Ltd. (Oil, Gas & Consumable Fuels)^	338
88,229	Barrick Gold Corp. (Metals & Mining)	561
17,000	Baytex Energy Corp. (Oil, Gas & Consumable Fuels)	54
30,000	Cameco Corp. (Oil, Gas & Consumable Fuels)	366
198,569	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	3,868
36,700	Canadian Oil Sands Ltd. (Oil, Gas & Consumable Fuels)	174
62,514	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	948
31,977	Crescent Point Energy Corp. (Oil, Gas & Consumable Fuels)^	366
599,104	Eldorado Gold Corp. (Metals & Mining)	1,922
64,511	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	2,396
62,667	Encana Corp. (Oil, Gas & Consumable Fuels)	403
15,400	Enerplus Corp. (Oil, Gas & Consumable Fuels)^	75
498,871	First Quantum Minerals Ltd. (Metals & Mining)	1,828
11,840	Franco-Nevada Corp. (Metals & Mining)	522
345,098	Goldcorp, Inc. (Metals & Mining)	4,321
61,753	Goldcorp, Inc. (Metals & Mining)	774
26,115	Husky Energy, Inc. (Oil, Gas & Consumable Fuels)^	407
78,515	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	2,482
22,460	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	712
25,300	Inter Pipeline Ltd. (Oil, Gas & Consumable Fuels)	467
12,800	Keyera Corp. (Oil, Gas & Consumable Fuels)^	353
86,721	Kinross Gold Corp. (Metals & Mining)(a)	151
11,900	Meg Energy Corp. (Oil, Gas & Consumable Fuels)(a)	73
63,700	Methanex Corp. (Chemicals)	2,111
5,000	Paramount Resources Ltd., Class A (Oil, Gas & Consumable Fuels)(a)	37
25,669	Pembina Pipelines Corp. (Oil, Gas & Consumable Fuels)	618
11,100	Peyto Exploration & Development Corp. (Oil, Gas & Consumable Fuels)^	231

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
62,946	Potash Corp. of Saskatchewan, Inc. (Chemicals)	$1,294
10,700	PrairieSky Royalty Ltd. (Oil, Gas & Consumable Fuels)	203
30,551	Silver Wheaton Corp. (Metals & Mining)	367
109,498	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	2,929
42,997	Teck Cominco Ltd., Class B (Metals & Mining)	205
13,051	Tourmaline Oil Corp. (Oil, Gas & Consumable Fuels)(a)	304
237,000	TransCanada Corp. (Oil, Gas & Consumable Fuels)^	7,495
76,206	Turquoise Hill Resources Ltd. (Metals & Mining)(a)	195
176,248	Uranium Participation Corp. (Capital Markets)^(a)	654
21,700	Veresen, Inc. (Oil, Gas & Consumable Fuels)^	166
8,100	Vermilion Energy, Inc. (Oil, Gas & Consumable Fuels)^	261
5,200	West Fraser Timber Co. Ltd. (Paper & Forest Products)	165
71,100	Yamana Gold, Inc. (Metals & Mining)^	120

		42,511

	Chile — 0.06%
94,714	Empresas CMPC SA (Paper & Forest Products)	244
34,472	Empresas Copec SA (Oil, Gas & Consumable Fuels)	313

		557

	China — 0.84%
326,000	Aluminum Corp. of China Ltd., H Shares (Metals & Mining)(a)	102
742,200	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	2,195
96,800	BBMG Corp., H Shares (Construction Materials)	67
221,000	China Coal Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)^	90
237,000	China National Building Material Co. Ltd., H Shares (Construction Materials)	137
149,000	China Oilfield Services Ltd., H Shares (Energy Equipment & Services)	150
2,108,869	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	1,292
171,000	China Resources Cement Holdings Ltd. (Construction Materials)	78
281,300	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	432
1,477,302	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	1,522
90,300	Inner Mongolia Yitai Coal Co. Ltd., B Shares (Oil, Gas & Consumable Fuels)	74
109,000	Jiangxi Copper Co. Ltd., H Shares (Metals & Mining)	132

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
1,744,729	PetroChina Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	$1,215
288,000	Sinopec Shanghai Petrochemical Co. Ltd., H Shares (Chemicals)(a)	110
158,000	Yanzhou Coal Mining Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)^	70
483,000	Zijin Mining Group Co. Ltd., H Shares (Metals & Mining)	127

		7,793

	Colombia — 0.04%
30,543	Cementos Argos SA (Construction Materials)	93
373,856	Ecopetrol SA (Oil, Gas & Consumable Fuels)	161
22,006	Grupo Argos SA (Construction Materials)	128

		382

	Curaçao — 1.60%
216,334	Schlumberger Ltd. (Energy Equipment & Services)	14,921

	Denmark — 0.09%
19,795	Novozymes A/S, B Shares (Chemicals)	864

	Finland — 0.13%
10,602	Neste Oil Oyj (Oil, Gas & Consumable Fuels)	244
45,523	Stora Enso Oyj, R Shares (Paper & Forest Products)	344
44,140	UPM-Kymmene Oyj (Paper & Forest Products)	663

		1,251

	France — 1.10%
28,530	Air Liquide SA (Chemicals)	3,382
5,420	Arkema SA (Chemicals)	351
2,824	Imerys SA (Construction Materials)	181
8,480	Technip SA (Energy Equipment & Services)	401
131,808	Total SA (Oil, Gas & Consumable Fuels)^(b)	5,930

		10,245

	Germany — 1.63%
59,245	Aurubis AG (Metals & Mining)	3,770
75,959	BASF SE (Chemicals)	5,810
7,708	Evonik Industries AG (Chemicals)	258
11,656	HeidelbergCement AG (Construction Materials)	800
15,829	K+S AG - Registered (Chemicals)	531
7,569	Lanxess AG (Chemicals)	354
15,360	Linde AG (Chemicals)	2,495
10,199	Symrise AG (Chemicals)	614
30,422	ThyssenKrupp AG (Metals & Mining)	535

		15,167

	Greece — 0.01%
3,824	Titan Cement Co. SA (Construction Materials)	87

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong — 0.03%
155,500	Fosun International Ltd. (Industrial Conglomerates)	$269

	Hungary — 0.01%
3,025	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	132

	India — 0.17%
53,417	Reliance Industries Ltd., GDR (Oil, Gas & Consumable Fuels)(c)	1,389
23,981	Tata Steel Ltd., Registered Shares, GDR (Metals & Mining)	79
16,783	Vedanta Ltd., ADR (Metals & Mining)	87

		1,555

	Indonesia — 0.04%
1,254,300	PT Adaro Energy Tbk (Oil, Gas & Consumable Fuels)	46
121,800	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	137
245,300	PT Semen Gresik (Persero) Tbk (Construction Materials)	152
74,100	PT Tambang Batubara Bukit Asam Tbk (Oil, Gas & Consumable Fuels)	29

		364

	Ireland (Republic of) — 0.19%
67,405	CRH PLC (Construction Materials)	1,779

	Israel — 0.04%
411	Delek Group Ltd. (Oil, Gas & Consumable Fuels)	90
42,060	Israel Chemicals Ltd. (Chemicals)	217
255	The Israel Corp. Ltd. (Chemicals)	61

		368

	Italy — 0.94%
546,496	Eni SpA (Oil, Gas & Consumable Fuels)	8,595
21,898	Saipem SpA (Energy Equipment & Services)^(a)	176

		8,771

	Japan — 2.72%
13,000	Air Water, Inc. (Chemicals)	195
104,000	Asahi Kasei Corp. (Chemicals)	733
24,100	Daicel Corp. (Chemicals)	296
8,800	Hitachi Chemical Co. Ltd. (Chemicals)	121
18,000	Hitachi Metals Ltd. (Metals & Mining)	209
7,500	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	115
572,700	INPEX Corp. (Oil, Gas & Consumable Fuels)	5,120
40,700	JFE Holdings, Inc. (Metals & Mining)	535
147,000	JGC Corp. (Construction & Engineering)	1,951
15,700	JSR Corp. (Chemicals)	226
185,744	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	671
23,000	Kaneka Corp. (Chemicals)	169
19,000	Kansai Paint Co. Ltd. (Chemicals)	258
256,000	Kobe Steel Ltd. (Metals & Mining)	278
178,900	Komatsu Ltd. (Machinery)	2,626
28,500	Kuraray Co. Ltd. (Chemicals)	355

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
4,100	Maruichi Steel Tube Ltd. (Metals & Mining)	$93
112,100	Mitsubishi Chemical Holdings Corp. (Chemicals)	585
33,000	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	152
954,000	Mitsubishi Materials Corp. (Metals & Mining)	2,898
68,000	Mitsui Chemicals, Inc. (Chemicals)	218
12,100	Nippon Paint Holdings Co. Ltd. (Chemicals)	212
62,921	Nippon Steel & Sumitomo Metal Corp. (Metals & Mining)	1,147
13,700	Nitto Denko Corp. (Chemicals)	821
66,000	Oji Paper Co. Ltd. (Paper & Forest Products)	283
33,915	Shin-Etsu Chemical Co. Ltd. (Chemicals)	1,741
15,800	Showa Shell Sekiyu K.K. (Oil, Gas & Consumable Fuels)	125
123,000	Sumitomo Chemical Co. Ltd. (Chemicals)	622
41,000	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	466
97,000	Taiheiyo Cement Corp. (Construction Materials)	291
12,500	Taiyo Nippon Sanso Corp. (Chemicals)	119
77,000	Teijin Ltd. (Chemicals)	234
23,000	TonenGeneral Sekiyu K.K. (Oil, Gas & Consumable Fuels)	223
121,000	Toray Industries, Inc. (Chemicals)	1,047
13,700	Toyo Seikan Kaisha Ltd. (Containers & Packaging)	218

		25,353

	Jersey — 1.02%
3,845,362	Glencore International PLC (Metals & Mining)	5,337
21,456	Petrofac Ltd. (Energy Equipment & Services)	250
66,370	Randgold Resources Ltd. (Metals & Mining)	3,910

		9,497

	Luxembourg — 0.11%
82,638	ArcelorMittal (Metals & Mining)	429
21,976	Subsea 7 SA (Energy Equipment & Services)(a)	165
39,053	Tenaris SA (Energy Equipment & Services)	469

		1,063

	Malaysia — 0.07%
167,350	Bumi Armada Berhad (Energy Equipment & Services)	35
31,600	Lafarge Malayan Cement Berhad (Construction Materials)	65
231,600	Petronas Chemicals Group Berhad (Chemicals)	324
21,100	Petronas Dagangan Berhad (Oil, Gas & Consumable Fuels)	105
272,600	SapuraKencana Petroleum Berhad (Energy Equipment & Services)	117

		646

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Mexico — 0.18%
968,067	Cemex SAB de CV (Construction Materials)(a)	$676
289,034	Grupo Mexico SAB de CV, Series B (Metals & Mining)	699
10,539	Industrias Penoles SAB de CV (Metals & Mining)	144
79,532	Mexichem SAB de CV (Chemicals)	196

		1,715

	Mongolia — 0.07%
25,735,800	Mongolian Mining Corp. (Metals & Mining)(a)	654

	Netherlands — 1.00%
20,298	Akzo Nobel NV (Chemicals)	1,320
3,289	Core Laboratories NV (Energy Equipment & Services)	328
15,004	Koninklijke DSM NV (Chemicals)	692
5,815	Koninklijke Vopak NV (Oil, Gas & Consumable Fuels)	232
78,924	LyondellBasell Industries NV, Class - A (Chemicals)	6,580
6,970	OCI N.V. (Chemicals)	179

		9,331

	New Zealand — 0.03%
56,886	Fletcher Building Ltd. (Construction Materials)	248

	Norway — 1.38%
1,405,826	Norsk Hydro ASA (Metals & Mining)	4,689
407,303	Statoil ASA (Oil, Gas & Consumable Fuels)	5,940
91,257	TGS Nopec Geophysical Co. ASA (Energy Equipment & Services)^	1,688
14,849	Yara International ASA (Chemicals)	593

		12,910

	Peru — 0.01%
14,500	Compania de Minas Buenaventura SA, ADR (Metals & Mining)	86

	Poland — 0.12%
3,692	Grupa Azoty SA (Chemicals)(a)	86
6,354	Grupa Lotos SA (Oil, Gas & Consumable Fuels)(a)	47
11,578	KGHM Polska Miedz SA (Metals & Mining)	250
26,529	Polski Koncern Naftowy Orlen SA (Oil, Gas & Consumable Fuels)	463
146,381	Polskie Gornictwo Naftowe i Gazownictwo SA (Oil, Gas & Consumable Fuels)	252
43,774	Synthos SA (Chemicals)	44

		1,142

	Portugal — 0.03%
31,888	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels)	315

	Qatar — 0.01%
3,842	Gulf International Services QSC (Energy Equipment & Services)	69

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Russia — 0.65%
152,300	ALROSA AO (Metals & Mining)	$136
491,072	Gazprom OAO - Sponsored ADR (Oil, Gas & Consumable Fuels)	1,980
41,981	LUKOIL, ADR (Oil, Gas & Consumable Fuels)	1,430
7,533	NovaTek OAO, Registered Shares, GDR (Oil, Gas & Consumable Fuels)	699
96,320	Rosneft Oil Co. OJSC, Registered Shares, GDR (Oil, Gas & Consumable Fuels)	356
16,992	Severstal, Registered Shares, GDR (Metals & Mining)	180
118,466	Surgutneftegas, ADR (Oil, Gas & Consumable Fuels)	601
17,853	Tatneft OAO, ADR (Oil, Gas & Consumable Fuels)	501
10,412	Uralkali, Registered Shares, GDR (Chemicals)	155

		6,038

	Russian Federation — 0.06%
41,745	MMC Norilsk Nickel PJSC, ADR (Metals & Mining)	600

	South Africa — 0.26%
9,409	African Rainbow Minerals Ltd. (Metals & Mining)	35
4,534	Anglo Platinum Ltd. (Metals & Mining)(a)	75
33,417	AngloGold Ashanti Ltd. (Metals & Mining)(a)	271
12,320	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)^	47
64,343	Gold Fields Ltd. (Metals & Mining)	169
44,442	Impala Platinum Holdings Ltd. (Metals & Mining)(a)	124
5,327	Kumba Iron Ore Ltd. (Metals & Mining)^	30
9,785	Mondi Ltd. (Paper & Forest Products)	206
49,690	Nampak Ltd. (Containers & Packaging)	92
44,991	Sappi Ltd. (Paper & Forest Products)(a)	138
45,754	Sasol Ltd. (Oil, Gas & Consumable Fuels)	1,282

		2,469

	South Korea — 0.43%
4,286	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	165
8,705	Hanwha Chemical Corp. (Chemicals)	160
3,720	Hanwha Corp. (Chemicals)	123
1,276	Honam Petrochemical Corp. (Chemicals)	292
1,888	Hyosung Corp. (Chemicals)	180
5,783	Hyundai Steel Co. (Metals & Mining)	252
1,172	Korea Kumho Petrochemical Co. Ltd. (Chemicals)	53
702	Korea Zinc Co. Ltd. (Metals & Mining)	276
3,836	LG Chem Ltd. (Chemicals)	930
1,381	OCI Co. Ltd. (Chemicals)^	97
5,768	POSCO (Metals & Mining)	816
5,353	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)(a)	446
3,724	S-Oil Corp. (Oil, Gas & Consumable Fuels)	198

		3,988

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Spain — 0.11%
87,774	Repsol YPF SA (Oil, Gas & Consumable Fuels)	$1,024

	Sweden — 0.46%
259,362	Boliden AB (Metals & Mining)	4,063
18,008	Lundin Petroleum AB (Oil, Gas & Consumable Fuels)(a)	232

		4,295

	Switzerland — 0.78%
677	EMS-Chemie Holding AG - Registered (Chemicals)	279
764	Givaudan SA (Chemicals)	1,243
19,881	Holcim Ltd., Registered Shares (Construction Materials)	1,043
16,050	LafargeHolcim, Ltd. (Construction Materials)(a)	836
178	Sika AG (Chemicals)	549
7,687	Syngenta AG, Registered Shares (Chemicals)	2,463
29,962	Transocean Ltd. (Energy Equipment & Services)^	387
58,600	Weatherford International PLC (Energy Equipment & Services)(a)	497

		7,297

	Taiwan — 0.35%
195,082	Asia Cement Corp. (Construction Materials)	191
976,376	China Steel Corp. (Metals & Mining)	571
267,000	Formosa Chemicals & Fibre Corp. (Chemicals)	544
95,000	Formosa Petrochemical Corp. (Oil, Gas & Consumable Fuels)	227
342,160	Formosa Plastics Corp. (Chemicals)	724
394,010	Nan Ya Plastics Corp. (Chemicals)	669
275,000	Taiwan Cement Corp. (Construction Materials)	280
67,000	Taiwan Fertilizer Co. Ltd. (Chemicals)	84

		3,290

	Thailand — 0.17%
96,700	Banpu Public Co. Ltd., Registered Shares (Oil, Gas & Consumable Fuels)	53
101,000	Energy Absolute Public Co. Ltd. - NVDR (Oil, Gas & Consumable Fuels)	60
54,800	Indorama Ventures Public Co. Ltd. (Chemicals)	35
762,700	IRPC Public Co. Ltd. - NVDR (Oil, Gas & Consumable Fuels)	79
106,904	PTT Exploration & Production Public Co. Ltd. (Oil, Gas & Consumable Fuels)	207
136,955	PTT Global Chemical Public Co. Ltd. (Chemicals)	203
82,000	PTT Public Co. Ltd. - NVDR (Oil, Gas & Consumable Fuels)	545
67,000	Thai Oil Public Co. Ltd. (Oil, Gas & Consumable Fuels)	98
24,800	The Siam Cement Public Co. Ltd. (Construction Materials)	319

		1,599

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Turkey — 0.05%
115,781	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	$143
33,080	Petkim Petrokimya Holding A/S (Chemicals)(a)	44
10,355	Tupras-Turkiye Petrol Rafinerileri A/S (Oil, Gas & Consumable Fuels)(a)	254

		441

	United Kingdom — 7.07%
32,148	AMEC PLC (Energy Equipment & Services)	349
115,507	Anglo American PLC (Metals & Mining)	965
32,613	Antofagasta PLC (Metals & Mining)	247
432,313	BG Group PLC (Oil, Gas & Consumable Fuels)	6,235
705,605	BHP Billiton PLC (Metals & Mining)	10,739
1,063,962	BP PLC (Oil, Gas & Consumable Fuels)	5,397
11,229	Croda International PLC (Chemicals)	461
17,777	Ensco PLC, ADR (Energy Equipment & Services)	250
18,283	Fresnillo PLC (Metals & Mining)	164
16,947	Johnson Matthey PLC (Chemicals)	628
30,371	Mondi PLC (Paper & Forest Products)	636
58,298	Rexam PLC (Containers & Packaging)	463
448,489	Rio Tinto PLC (Metals & Mining)	15,045
782,875	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	18,478
201,824	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	4,771
435,768	Tullow Oil PLC (Oil, Gas & Consumable Fuels)(a)	1,120

		65,948

	United States — 22.05%
15,436	Air Products & Chemicals, Inc. (Chemicals)	1,969
5,125	Airgas, Inc. (Chemicals)	458
8,478	Albemarle Corp. (Chemicals)	374
554,730	Alcoa, Inc. (Metals & Mining)	5,358
68,153	Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	4,116
4,900	Antero Resources Corp. (Oil, Gas & Consumable Fuels)^(a)	104
28,515	Apache Corp. (Oil, Gas & Consumable Fuels)	1,117
4,900	Ashland, Inc. (Chemicals)	493
6,900	Avery Dennison Corp. (Containers & Packaging)	390
8,700	Axalta Coating Systems Ltd. (Chemicals)(a)	220
32,925	Baker Hughes, Inc. (Energy Equipment & Services)	1,713
9,900	Ball Corp. (Containers & Packaging)	616
146,559	Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	3,204
14,746	Cameron International Corp. (Energy Equipment & Services)(a)	904
49,559	Caterpillar, Inc. (Machinery)	3,239
11,500	Celanese Corp., Series A (Chemicals)	680
18,125	CF Industries Holdings, Inc. (Chemicals)	814
45,346	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)^	332

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
233,091	Chevron Corp. (Oil, Gas & Consumable Fuels)	$18,385
7,100	Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	728
21,823	Cobalt International Energy, Inc. (Oil, Gas & Consumable Fuels)(a)	155
9,000	Concho Resources, Inc. (Oil, Gas & Consumable Fuels)(a)	885
275,881	ConocoPhillips (Oil, Gas & Consumable Fuels)	13,230
17,400	CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	171
7,138	Continental Resources, Inc. (Oil, Gas & Consumable Fuels)(a)	207
10,500	Crown Holdings, Inc. (Containers & Packaging)(a)	480
29,391	Devon Energy Corp. (Oil, Gas & Consumable Fuels)	1,090
5,230	Diamond Offshore Drilling, Inc. (Energy Equipment & Services)^	90
72,286	E.I. du Pont de Nemours & Co. (Chemicals)	3,484
11,256	Eastman Chemical Co. (Chemicals)	728
20,336	Ecolab, Inc. (Chemicals)	2,231
37,105	Energen Corp. (Oil, Gas & Consumable Fuels)	1,850
133,204	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	9,697
11,438	EQT Corp. (Oil, Gas & Consumable Fuels)	741
383,651	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	28,523
70,628	First Solar, Inc. (Semiconductors & Semiconductor Equipment)(a)	3,019
10,162	FMC Corp. (Chemicals)	345
17,500	FMC Technologies, Inc. (Energy Equipment & Services)(a)	543
78,817	Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining)	764
162,695	Halliburton Co. (Energy Equipment & Services)	5,751
8,200	Helmerich & Payne, Inc. (Energy Equipment & Services)	388
19,448	Hess Corp. (Oil, Gas & Consumable Fuels)	974
14,072	HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	687
6,100	International Flavors & Fragrances, Inc. (Chemicals)	630
30,400	International Paper Co. (Paper & Forest Products)	1,149
137,255	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	3,799
51,134	Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	787
95,037	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	4,403
4,328	Martin Marietta Materials, Inc. (Construction Materials)	658
36,670	Monsanto Co. (Chemicals)	3,129
12,700	Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	307

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
110,773	National Oilwell Varco, Inc. (Energy Equipment & Services)	$4,171
37,775	Newmont Mining Corp. (Metals & Mining)	607
29,320	Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	885
143,322	Nucor Corp. (Metals & Mining)	5,381
58,410	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	3,864
7,558	Oceaneering International, Inc. (Energy Equipment & Services)	297
15,800	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	509
7,400	Packaging Corp. of America (Containers & Packaging)	445
134,767	Pattern Energy Group, Inc. (Independent Power and Renewable Electricity Producers)	2,573
133,251	Phillips 66 (Oil, Gas & Consumable Fuels)	10,239
31,707	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	3,857
20,636	PPG Industries, Inc. (Chemicals)	1,810
21,850	Praxair, Inc. (Chemicals)	2,226
12,729	Range Resources Corp. (Oil, Gas & Consumable Fuels)	409
54,410	Reliance Steel & Aluminum Co. (Metals & Mining)	2,939
15,900	Sealed Air Corp. (Containers & Packaging)	746
9,100	Sigma-Aldrich Corp. (Chemicals)	1,264
12,260	Southern Copper Corp. (Metals & Mining)^	328
29,069	Southwestern Energy Co. (Oil, Gas & Consumable Fuels)(a)	369
50,878	Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	1,337
114,915	SunPower Corp. (Semiconductors & Semiconductor Equipment)(a)	2,303
9,500	Tesoro Corp. (Oil, Gas & Consumable Fuels)	924
87,733	The Dow Chemical Co. (Chemicals)	3,720
123,296	The Mosaic Co. (Chemicals)	3,836
6,051	The Sherwin-Williams Co. (Chemicals)	1,348
53,878	The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,985
153,699	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	9,237
10,000	Vulcan Materials Co. (Construction Materials)	892
3,500	Westlake Chemical Corp. (Chemicals)	182
10,610	WestRock Co. (Containers & Packaging)	546
15,500	Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels)(a)	237

		205,575

	Total Common Stocks	498,990

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Preferred Stocks — 0.23%
	Brazil — 0.17%
10,700	Braskem SA - Preferred, Class - A (Chemicals)	$45
65,100	Gerdau SA - Preferred (Metals & Mining)	89
208,600	Klabin SA - Preferred (Containers & Packaging)	222
297,075	Petroleo Brasileiro SA - Preferred (Oil, Gas & Consumable Fuels)(a)	541
27,900	Suzano Papel e Celulose SA - Preferred, Class - A (Paper & Forest Products)	135
26,187	Usinas Siderurgicas de Minas Gerais SA - Preferred, Class - A (Metals & Mining)	23
146,004	Vale SA - Preferred (Metals & Mining)	489

		1,544

	Chile — 0.01%
7,309	Sociedad Quimica y Minera de Chile SA - Preferred, B Shares (Chemicals)	106

	Germany — 0.03%
5,748	Fuchs Petrolub AG - Preferred (Chemicals)	254

	Russia — 0.01%
45	AK Transneft OAO - Preferred (Oil, Gas & Consumable Fuels)	103

	South Korea — 0.01%
631	LG Chem Ltd.—Preferred (Chemicals)	102

	Total Preferred Stocks	2,109

	Right — 0.00%
	Hong Kong — 0.00%
17,416	Fosun International Ltd. (Industrial Conglomerates)(a)(b)	—

	Total Right	—

	Corporate Bonds — 1.65%
2,100	AT&T, Inc., 0.75%, 3/30/17(Diversified Telecommunication Services)(e)	2,091
400	Bank of America Corp., 4.10%, 7/24/23(Banks)	416
700	Bank of New York Mellon Corp., 2.60%, 8/17/20, Callable 7/17/20 @ 100(Capital Markets)	710
500	Baxalta, Inc., 2.88%, 6/23/20, Callable 5/23/20 @ 100(Biotechnology)(d)	500
100	Baxalta, Inc., 3.60%, 6/23/22, Callable 4/23/22 @ 100(Biotechnology)(d)	101
400	Baxalta, Inc., 4.00%, 6/23/25, Callable 3/23/25 @ 100(Biotechnology)(d)	401
400	BellSouth Corp., 4.82%, 4/26/16, Callable 4/26/16 @ 100(Diversified Telecommunication Services)(d)(e)	408
2,100	Citigroup, Inc., 0.82%, 5/1/17(Banks)(e)	2,093

Principal Amount (000)	Security Description	Value (000)
	Corporate Bonds (continued)
$1,500	eBay, Inc., 1.35%, 7/15/17(Internet Software & Services)	$1,491
2,450	Ford Motor Credit Co. LLC, 0.85%, 9/8/17(Consumer Finance)(e)	2,400
2,100	Goldman Sachs Group, Inc., 0.96%, 6/4/17(Capital Markets)(e)	2,098
150	HP Enterprise Co., 2.45%, 10/5/17(IT Services)(e)	150
150	HP Enterprise Co., 2.85%, 10/5/18, Callable 9/5/18 @ 100(IT Services)(e)	150
2,100	International Lease Finance Corp., 5.75%, 5/15/16(Trading Companies & Distributors)	2,132
171	Overseas Private Investment Corp., 4.73%, 3/15/22(Commercial Services & Supplies)	186
92	SLM Corp., 6.25%, 1/25/16(Consumer Finance)	93

	Total Corporate Bonds	15,420

	Asset Backed Securities — 0.74%
459	Atrium CDO Corp., Series 5A, Class A1, 0.53%, 7/20/20(d)(e)	457
204	Commercial Industrial Finance Corp., Series 2007-1AL, Class A1L, 0.57%, 5/10/21(d)(e)	201
64	Fore CLO Ltd., Series 2007-1AB, Class A1B, 0.53%, 7/20/19(d)(e)	64
450	Fortress Credit Investments Ltd., Series 2015-4A, Class A, 1.53%, 7/17/23(d)(e)	449
160	Four Corners CLO Ltd., Series 2006-2A, Class A, 0.57%, 1/26/20(d)(e)	158
253	First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF11D, Class A2D, 0.87%, 11/25/35(e)	252
236	First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF2, Class M3, 0.91%, 3/25/35(e)	234
1,100	Household Home Equity Loan Trust, Series 2007-1, Class M2, 0.70%, 3/20/36(e)	1,036
609	LCM Ltd. Partnership, Series 9A, Class A, 1.49%, 7/14/22(d)(e)	606
900	LCM Ltd. Partnership, Series 12A, Class AR, 1.55%, 10/19/22(d)(e)	898
400	New Century Home Equity Loan Trust, Series 2005-3, Class M2, 0.68%, 7/25/35(c)	386
200	Park Place Securities, Inc., Series 2005-WCW2, Class M1, 0.69%, 7/25/35(e)	197
325	Structured Asset Investment Loan Trust, Series 2003-BC11, Class M1, 1.17%, 10/25/33(e)	314

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Asset Backed Securities (continued)
$400	Voya CLO Ltd., Series 2012-2RA, Class AR, 1.58%, 10/15/22(d)(e)	$399
796	Highlander Euro CDO, Series 2007-3X, Class A, 0.21%, 5/1/23(e)	874
315	Harvest CLO, Series V, Class A1D, 0.27%, 4/5/24(e)	352

	Total Asset Backed Securities	6,877

	Collateralized Mortgage Obligations — 0.83%
300	Ameriquest Mortgage Securities, Inc., Series 2005-R11, Class M1, 0.64%, 1/25/36(e)	279
49	BCAP LLC Trust, Series 2011-R11, Class 30A5, 2.43%, 1/26/34(d)(e)	49
400	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.78%, 4/10/49(e)	415
885	Banc of America Funding Corp., Series 2012-R5, Class A, 0.46%, 10/3/39(d)(e)	879
449	Bear Stearns ALT-A Trust, Series 2007-8, Class 1A, 0.89%, 9/25/34(e)	436
207	Countrywide Alternative Loan Trust, Series 2004-J7, Class 2A1, 0.97%, 9/25/34(e)	203
649	Freddie Mac, Series 2781, Class F1, 0.66%, 9/15/42(e)	655
2,467	Fannie Mae, Series 2013-M4, Class X1, 4.08%, 2/25/18(e)	168
446	Freddie Mac, Series 3096, Class FX, 0.66%, 5/15/32(e)	448
420	Fannie Mae, Series 2006-98, Class FA, 0.62%, 10/25/36(e)	423
136	Freddie Mac, Series 3179, Class FP, 0.59%, 7/15/36(e)	137
200	First Franklin Mortgage Loan Trust Asset Backed Certificates, Series 2005-FF6, Class M2, 0.63%, 5/25/36(e)	189
18	GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 12A, 3.04%, 6/25/34(e)	18
200	Long Beach Mortgage Loan Trust, Series 2005-2, Class M4, 1.12%, 4/25/35(e)	194
400	Structured Asset Securities Corp., Series 2005-NC1, Class M2, 0.68%, 2/25/35(e)	375
209	WaMu Mortgage Pass-Through Certificates, Series 2004-AR10, Class A3, 0.74%, 7/25/44(e)	196
294	WaMu Mortgage Pass-Through Certificates, Series 2004-AR14, Class A1, 2.39%, 1/25/35(e)	295
37	Granite Mortgages PLC, Series 2004-2, Class 2A1, 0.24%, 6/20/44(e)	41

Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations (continued)
$188	Hercules (Eclipse 2006-4) PLC, Series 2006-4, Class A, 0.82%, 10/25/18(e)	$276
127	Marche Mutui Srl, Series 4, Class A, 0.42%, 2/25/55(e)	140
1,356	Grecale SRL, Series 2011-1, Class A2, 0.48%, 1/27/61(e)	1,493
70	Marche Mutui Srl, Series 5, Class A, 0.38%, 10/27/65(e)	78
304	Marche Mutui Srl, Series 6, Class A1, 2.25%, 1/27/64(e)	345

	Total Collateralized Mortgage Obligations	7,732

	Certificate of Deposit — 0.15%
1,400	Intesa Sanpaolo NY, 1.67%, 4/11/16 (e)	1,402

	Total Certificate of Deposit	1,402

	Global Bonds — 1.43%
	Denmark — 0.01%
100	Nykredit Realkredit A/S, Series E, 4.00%, 6/3/36, Callable 6/3/21 @ 100(e)(f)	111

	Italy — 0.30%
602	Buoni del Tesoro Poliennali, Series ICPI, 2.15%, 11/12/17(f)	697
360	Buoni Poliennali del Tesoro, Series CPI, 2.10%, 9/15/21(f)	479
80	Italy Buoni Poliennali del Tesoro, Series ICPI, 2.55%, 10/22/16(f)	92
1,306	Italy Buoni Poliennali del Tesoro, Series ICPI, 2.25%, 4/22/17(f)	1,498

		2,766

	Mexico — 0.29%
31,376	Mexican Udibonos, Series S, 4.50%, 12/4/25(e)(f)	2,098
9,983	Mexican Udibonos, Series S, 4.00%, 11/15/40(e)(f)	625

		2,723

	Spain — 0.57%
100	Bankia SA, 3.50%, 12/14/15(f)	113
100	Bankia SA, 0.18%, 1/25/16(e)(f)	111
1,000	Bonos y Obligaciones del Estado, 5.85%, 1/31/22(c)(f)	1,428
300	Bonos y Obligaciones del Estado, 2.15%, 10/31/25(d)(e)	343
1,300	Generalitat de Catalunya, 4.95%, 2/11/20(f)	1,553
1,400	Generalitat de Valencia, Series E, 4.90%, 3/17/20(f)	1,786

		5,334

	United Kingdom — 0.08%
190	LBG Capital No.2 PLC, Series 21, 15.00%, 12/21/19(f)	403
10	UK Treasury Inflation Index Bond, Series 3M0, 0.13%, 3/22/58(f)	23

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Global Bonds (continued)
	United Kingdom, continued
$70	UK Treasury Inflation Index Bond, Series 3M0, 0.38%, 3/22/62(f)	$201
30	UK Treasury Inflation Index Bond, Series 3M0, 0.13%, 3/22/68(f)	80

		707

	United States — 0.18%
1,000	JPMorgan Chase Bank NA, 5.38%, 9/28/16(f)	1,565
100	JPMorgan Chase Bank NA, 4.37%, 11/30/21, Callable 11/14/16 @ 100(e)	116

		1,681

	Total Global Bonds	13,322

	U.S. Treasury Obligations — 6.17%
876	U.S. Treasury Bill, 0.01%, 1/14/16(g)	876
844	U.S. Treasury Bill, 0.02%, 1/21/16(g)	844
12,510	U.S. Treasury Bill, 0.02%, 1/28/16(g)	12,509
516	U.S. Treasury Bill, 0.02%, 2/4/16(g)	516
13,300	U.S. Treasury Inflation Index Note, 0.13%, 4/15/16	14,239
2,540	U.S. Treasury Inflation Index Note, 2.50%, 7/15/16	3,051
800	U.S. Treasury Inflation Index Note, 2.38%, 1/15/17	972
1,100	U.S. Treasury Note, 0.09%, 7/31/17(e)	1,099
200	U.S. Treasury Inflation Index Note, 0.13%, 4/15/18	206
700	U.S. Treasury Inflation Index Note, 0.13%, 4/15/19	711
3,160	U.S. Treasury Inflation Index Note, 0.13%, 4/15/20	3,201
5,000	U.S. Treasury Note, 1.50%, 5/31/20	5,045
350	U.S. Treasury Inflation Index Note, 0.13%, 7/15/22	354
100	U.S. Treasury Inflation Index Note, 0.13%, 1/15/23	100
100	U.S. Treasury Inflation Index Note, 0.63%, 1/15/24	102
890	U.S. Treasury Inflation Index Note, 0.13%, 7/15/24	854
460	U.S. Treasury Inflation Index Bond, 2.38%, 1/15/25	671
400	U.S. Treasury Inflation Index Note, 0.38%, 7/15/25	392
270	U.S. Treasury Inflation Index Bond, 2.00%, 1/15/26(h)	364
190	U.S. Treasury Inflation Index Bond, 2.38%, 1/15/27(h)	263
870	U.S. Treasury Inflation Index Bond, 2.50%, 1/15/29	1,161
80	U.S. Treasury Inflation Index Bond, 3.88%, 4/15/29	160
100	U.S. Treasury Inflation Index Bond, 2.13%, 2/15/41	129
800	U.S. Treasury Inflation Index Bond, 0.75%, 2/15/42	740
2,620	U.S. Treasury Inflation Index Bond, 1.38%, 2/15/44	2,724

Principal Amount (000)	Security Description	Value (000)
	U.S. Treasury Obligations (continued)
$1,430	U.S. Treasury Inflation Index Bond, 0.75%, 2/15/45	$1,258
3,710	U.S. Treasury Bond, 2.50%, 2/15/45	3,418
1,560	U.S. Treasury Bond, 3.00%, 5/15/45	1,598

	Total U.S.Treasury Obligations	57,557

	Yankee Dollars — 1.57%
	Belgium — 0.02%
200	KBC Bank NV, 8.00%, 1/25/23, Callable 1/25/18 @ 100(Banks)(e)	219

	Canada — 0.04%
400	Canadian Natural Resources Ltd., 0.70%, 3/30/16(Oil, Gas & Consumable Fuels)(e)	399

	Cayman Islands — 0.02%
200	Petrobras International Finance Co., 5.38%, 1/27/21(Diversified Financial Services)	146

	France — 0.11%
1,000	Dexia Credit Local SA NY, 1.25%, 10/18/16(Diversified Financial Services)(d)	1,005

	Germany — 0.08%
700	KFW, 1.13%, 8/6/18(Sovereign)	701

	Guernsey — 0.11%
1,000	Credit Suisse Group Funding Ltd., 4.88%, 5/15/45(Capital Markets)(d)	981

	Italy — 0.08%
700	Intesa Sanpaolo SpA, 3.13%, 1/15/16(Banks)	704

	Luxembourg — 0.20%
1,900	Actavis Funding SCS, 3.80%, 3/15/25, Callable 12/15/24 @ 100(Pharmaceuticals)	1,838

	Netherlands — 0.31%
1,400	Deutsche Annington Finance BV, 3.20%, 10/2/17(Real Estate Management & Development)(d)	1,432
300	Petrobras Global Finance, 3.25%, 3/17/17(Oil, Gas & Consumable Fuels)	265
800	Petrobras Global Finance, 2.69%, 3/17/17(Oil, Gas & Consumable Fuels)(e)	687
800	Petrobras Global Finance, 2.43%, 1/15/19(Oil, Gas & Consumable Fuels)(e)	552

		2,936

	Norway — 0.11%
500	Kommunalbanken AS, 0.71%, 3/27/17(Diversified Financial Services)(d)(e)	503

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Yankee Dollars (continued)
	Norway, continued
$400	Nordea Eiendomskreditt AS, 2.13%, 9/22/16(Thrifts & Mortgage Finance)(d)	$405
100	Statoil ASA, 0.61%, 5/15/18(Oil, Gas & Consumable Fuels)(e)	99

		1,007

	Slovenia — 0.13%
200	Republic of Slovenia - Registered Shares, 5.85%, 5/10/23(Sovereign)	229
900	Republic of Slovenia - Registered Shares, 5.25%, 2/18/24(Sovereign)	990

		1,219

	South Korea — 0.03%
300	Export-Import Bank of Korea, 1.18%, 9/17/16(Diversified Financial Services)(e)	301

	Switzerland — 0.07%
600	UBS AG Stamford Connecticut, 7.63%, 8/17/22(Banks)	690

	United Kingdom — 0.25%
1,000	Barclays Bank PLC, 7.63%, 11/21/22(Banks)	1,120
218	Barclays Bank PLC, 7.75%, 4/10/23, Callable 4/10/18 @ 100(Banks)(e)	234
600	HBOS PLC, Series E, 1.03%, 9/30/16, Callable 12/30/15 @ 100(Banks)(e)	596
350	Lloyds Bank PLC, 1.75%, 5/14/18(Banks)	349
50	Lloyds Bank PLC, 3.50%, 5/14/25(Banks)	50

		2,349

	United States — 0.01%
2,100	Navient LLC, Series E, 8.78%, 9/15/16(Consumer Finance)	124

	Total Yankee Dollars	14,619

	Time Deposit — 0.94%
8,774	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 10/1/15	8,774

	Total Time Deposit	8,774

	Mutual Funds — 16.23%
1,540,794	Alerian MLP ETF	19,229
390,147	Energy Select Sector SPDR Fund	23,877
3,443	ETFS Platinum Trust	302
66,526,000	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00%	66,526
41,305,000	SSgA Treasury Money Market Fund, 0.00%	41,305

	Total Mutual Funds	151,239

Contracts or Principal Amount (000)	Security Description	Value (000)
	Purchased Options — 0.0%
	Total Purchased Options	$34

	Repurchase Agreements — 17.13%
$29,400	Bank of America Corp., 0.11%, 10/1/15 (Purchased on 09/30/15, proceeds at maturity $29,400,090 collateralized by U.S. Treasury Bond, 0.00% - 3.75%, 11/15/43 fair value $29,988.033)	$29,400
29,400	BNP Paribas, 0.07%, 10/1/15, (Purchased on 09/30/15, proceeds at maturity $29,400,057 collateralized by U.S. Treasury Obligations, 0.00% - 4.63%, 10/15/15 - 09/30/22 fair value $29,988,055)	29,400
1,100	BNP Paribas, 0.25%, 10/1/15, (Purchased on 09/30/15, proceeds at maturity $1,100,008 collateralized by U.S. Treasury Obligations, 1.63% - 3.50%, 4/30/19 - 7/1/45 fair value $1,136,328)	1,100
29,400	Deutsche Bank Securities, Inc., 0.11%, 10/1/15 (Purchased on 09/30/15, proceeds at maturity $29,400,090 collateralized by U.S. Treasury Note, 1.00%, 09/15/18 fair value $29,988,069)	29,400
5,300	Goldman Sachs & Co., 0.29%, 10/1/15 (Purchased on 09/30/15, proceeds at maturity $5,300,043 collateralized by Freddie Mac, 4.00%, 3/1/43 fair value $5,458,087)	5,300
13,391	Jefferies LLC, 0.26%, 10/1/15 (Purchased on 9/30/15, proceeds at maturity $13,391,083 collateralized by U.S. Treasury Obligations, 0.04% - 3.06%, 11/15/15 - 8/15/45 fair value $13,658,806) ^^	13,391
5,300	Merrill Lynch Pierce Fenner & Smith, Inc., 0.28%, 10/1/15 (Purchased on 09/30/15, proceeds at maturity $5,300,041 collateralized by U.S. Treasury Bond, 3.75%, 11/15/43 fair value $5,505,147)	5,300
29,400	Morgan Stanley & Co. LLC, 0.08%, 10/1/15 (Purchased on 09/30/15, proceeds at maturity $29,400,065 collateralized by U.S. Treasury Obligations, 0.00% - 6.88%, 11/12/15 - 08/15/25 fair value $29,988,000)	29,400
17,000	Toronto Dominion Bank NY, 0.28%, 10/1/15 (Purchased on 09/30/15, proceeds at maturity $17,000,132 collateralized by U.S. Treasury Bond, 3.63%, 8/15/43 fair value $17,503,488)	17,000

	Total Repurchase Agreements	159,691

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Security Description	Value (000)
Total Investments (cost $1,062,568) — 100.58%	$937,766
Liabilities in excess of other assets — (0.58%)	(5,500)

Net Assets — 100.00%	$932,266

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of September 30, 2015. The total value of securities on loan as of September 30, 2015, was $16,856 (amount in thousands).
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2015.
(a)	Represents non-income producing security.
(b)	These securities have been deemed illiquid by the Specialist Manager and represent 0.57% of the Portfolio.
(c)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed illiquid by the Specialist Manager and represents 0.14% of the Portfolio’s net assets.
(d)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(e)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2015.
(f)	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(g)	Rate disclosed represents effective yield at purchase.
(h)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.

ADR—American Depositary Receipt

ETF—Exchange Traded Fund

GDR—Global Depositary Receipt

LIBOR—Represents the London InterBank Offered Rate

MTN—Medium Term Note

NVDR—Non-Voting Depository Receipt

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Commodity Returns Strategy Portfolio	Mellon Capital Management Corporation	Pacific Investment Management Company, LLC	Parametric Portfolio Associates, LLC	Wellington Management Company, LLP	HC Capital Solutions	Total
Common Stocks	28.19%	—	—	25.32%	—	53.51%
Preferred Stocks	0.23%	—	—	—	—	0.23%
Rights	0.00%	—	—	—	—	0.00%
Corporate Bonds	—	1.65%	—	—	—	1.65%
Asset Backed Securities	—	0.74%	—	—	—	0.74%
Collateralized Mortgage Obligations	—	0.83%	—	—	—	0.83%
Certificate of Deposit	—	0.15%	—	—	—	0.15%
Global Bonds	—	1.43%	—	—	—	1.43%
U.S. Treasury Obligations	—	6.17%	—	—	—	6.17%
Yankee Dollars	—	1.57%	—	—	—	1.57%
Time Deposit	—	0.17%	—	0.77%	—	0.94%
Mutual Funds	0.60%	—	8.49%	0.00%	7.14%	16.23%
Purchased Options	0.00%	—	—	—	—	0.00%
Repurchase Agreements	0.58%	3.09%	—	13.46%	—	17.13%
Other Assets	-1.40%	-2.48%	5.29%	0.16%	-2.15%	-0.58%

Total Net Assets	28.20%	13.32%	13.78%	39.71%	4.99%	100.00%

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

The following tables reflect the open derivative positions held by the Portfolio as of September 30, 2015.

Long/(Short) Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(52)	10-Year U.S. Treasury Note Future	$(6,694)	12/21/15	$(8)
(5)	30-Year U.S. Treasury Bond Future	(787)	12/21/15	6
6	5-Year U.S. Treasury Note Future	723	12/31/15	1
(1)	90-day Eurodollar Future	(249)	12/14/15	—
(1)	90-day Eurodollar Future	(249)	3/14/16	(1)
(5)	90-day Eurodollar Future	(1,242)	6/13/16	(5)
(1)	90-day Eurodollar Future	(248)	9/19/16	(1)
(6)	90-day Eurodollar Future	(1,486)	12/19/16	(3)
(2)	90-day Eurodollar Future	(495)	3/13/17	(3)
382	Brent Crude Future *	18,477	10/15/15	(573)
165	Brent Crude Future *	8,093	11/13/15	(879)
55	Brent Crude Future	2,734	12/16/15	(57)
1	Brent Crude Future	51	1/29/16	19
(1)	Brent Crude Future *	(53)	4/29/16	1
48	Brent Crude Future *	2,651	10/31/16	(139)
(57)	Brent Crude Future *	(3,342)	10/31/17	499
(39)	Brent Crude Future *	(2,369)	10/31/18	155
293	Canadian Dollar Future	21,940	12/15/15	(77)
(6)	Cocoa Future *	(187)	3/15/16	10
(8)	Cocoa Future *	(247)	9/15/16	12
14	Cocoa Future *	427	3/16/17	(21)
37	Coffee ‘C’ Future *	1,684	12/18/15	(179)
43	Copper Future	2,517	12/29/15	9
301	Corn Future *	5,836	12/14/15	111
117	Corn Future *	2,404	12/14/16	(148)
45	Cotton No.2 Future *	1,360	12/8/15	(73)
5	Crude Oil Option Future *	—	12/11/15	(6)
(14)	Crude Oil Option Future *	(221)	10/26/17	(51)
(1)	EIA Flat Tax On-Highway Diesel Swap Future *	(108)	10/30/15	8
(1)	EIA Flat Tax On-Highway Diesel Swap Future *	(108)	11/30/15	8
(1)	EIA Flat Tax On-Highway Diesel Swap Future *	(108)	12/31/15	8
83	Electrolytic Copper Future *	10,718	12/14/15	1
42	Electrolytic Copper Future *	5,410	3/14/16	80
58	E-Mini S&P 500 Future	5,535	12/18/15	(31)
6	Euro-Btp Italian Government Bond Futures	914	12/8/15	17
76	Gas Oil Future *	3,597	1/12/16	19
50	Gasoline RBOB Future *	2,870	10/30/15	8
(2)	Gasoline RBOB Future *	(112)	11/30/15	—
3	Gasoline RBOB Future *	201	3/31/16	1
(3)	Gasoline RBOB Future *	(199)	7/29/16	(1)
1	Gasoline RBOB Future *	65	8/31/16	1
2	Gasoline RBOB Future *	117	11/30/16	(4)
233	Gold 100 Oz Future *	25,984	12/29/15	278
(19)	Gold 100 Oz Future *	(2,120)	2/25/16	(5)
1	Gulf Coast Ultra Low Sulfur Diesel CS Future *	61	10/30/15	(7)
1	Gulf Coast Ultra Low Sulfur Diesel CS Future *	61	11/30/15	(7)
1	Gulf Coast Ultra Low Sulfur Diesel CS Future *	60	12/31/15	(8)
178	Hard Red Winter Wheat Future *	4,466	12/14/15	79
4	Henry Hub Natural Gas Swap Future *	28	12/29/15	(10)
4	Henry Hub Natural Gas Swap Future *	28	1/27/16	(10)
4	Henry Hub Natural Gas Swap Future *	28	2/25/16	(10)
(26)	Henry Hub Natural Gas Swap Future *	(175)	3/29/16	19
(8)	Henry Hub Natural Gas Swap Future *	(54)	4/27/16	1
8	Henry Hub Natural Gas Swap Future *	55	5/26/16	(26)
58	Henry Hub Natural Gas Swap Future *	402	6/28/16	(51)
8	Henry Hub Natural Gas Swap Future *	56	7/27/16	(25)
8	Henry Hub Natural Gas Swap Future *	55	8/29/16	(25)
8	Henry Hub Natural Gas Swap Future *	56	9/28/16	(25)
8	Henry Hub Natural Gas Swap Future *	58	10/27/16	(23)

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
8	Henry Hub Natural Gas Swap Future *	$61	11/28/16	$(20)
8	Henry Hub Natural Gas Swap Future *	63	12/28/16	(23)
8	Henry Hub Natural Gas Swap Future *	63	1/27/17	(23)
8	Henry Hub Natural Gas Swap Future *	62	2/24/17	(24)
8	Henry Hub Natural Gas Swap Future *	57	3/29/17	(29)
8	Henry Hub Natural Gas Swap Future *	57	4/26/17	(29)
8	Henry Hub Natural Gas Swap Future *	57	5/26/17	(28)
8	Henry Hub Natural Gas Swap Future *	58	6/28/17	(28)
8	Henry Hub Natural Gas Swap Future *	59	7/27/17	(27)
8	Henry Hub Natural Gas Swap Future *	58	8/29/17	(27)
8	Henry Hub Natural Gas Swap Future *	59	9/27/17	(27)
8	Henry Hub Natural Gas Swap Future *	60	10/27/17	(25)
8	Henry Hub Natural Gas Swap Future *	64	11/28/17	(22)
7	Henry Hub Natural Gas Swap Future *	58	12/27/17	(20)
7	Henry Hub Natural Gas Swap Future *	57	1/29/18	(21)
7	Henry Hub Natural Gas Swap Future *	56	2/26/18	(22)
7	Henry Hub Natural Gas Swap Future *	51	3/27/18	(27)
7	Henry Hub Natural Gas Swap Future *	50	4/26/18	(27)
7	Henry Hub Natural Gas Swap Future *	51	5/29/18	(27)
7	Henry Hub Natural Gas Swap Future *	52	6/27/18	(26)
7	Henry Hub Natural Gas Swap Future *	52	7/27/18	(26)
7	Henry Hub Natural Gas Swap Future *	52	8/29/18	(26)
7	Henry Hub Natural Gas Swap Future *	52	9/26/18	(26)
7	Henry Hub Natural Gas Swap Future *	54	10/29/18	(24)
7	Henry Hub Natural Gas Swap Future *	56	11/28/18	(22)
(6)	ICE WTI Crude Future *	(273)	11/19/15	—
9	ICE WTI Crude Future *	439	5/19/16	(131)
81	Lean Hogs Future *	2,162	12/14/15	135
20	Live Cattle Future	1,047	12/31/15	(35)
3	LLS (Argus) VS WTI Spread Calendar Swap Future *	8	10/30/15	—
3	LLS (Argus) VS WTI Spread Calendar Swap Future *	8	11/30/15	—
3	LLS (Argus) VS WTI Spread Calendar Swap Future *	8	12/31/15	—
1	LLS (Argus) VS WTI Spread Calendar Swap Future *	3	1/29/16	—
1	LLS (Argus) VS WTI Spread Calendar Swap Future *	3	2/29/16	—
1	LLS (Argus) VS WTI Spread Calendar Swap Future *	3	3/31/16	—
1	LLS (Argus) VS WTI Spread Calendar Swap Future *	3	4/29/16	—
1	LLS (Argus) VS WTI Spread Calendar Swap Future *	3	5/31/16	—
1	LLS (Argus) VS WTI Spread Calendar Swap Future *	3	6/30/16	1
1	LLS (Argus) VS WTI Spread Calendar Swap Future *	3	7/29/16	1
1	LLS (Argus) VS WTI Spread Calendar Swap Future *	3	8/31/16	1
1	LLS (Argus) VS WTI Spread Calendar Swap Future *	3	9/30/16	1
1	LLS (Argus) VS WTI Spread Calendar Swap Future *	3	10/31/16	1
1	LLS (Argus) VS WTI Spread Calendar Swap Future *	3	11/30/16	1
1	LLS (Argus) VS WTI Spread Calendar Swap Future *	3	12/30/16	1
42	LME Lead Future *	1,756	12/14/15	(68)
90	Mini MSCI EAFE Index Future	7,423	12/18/15	(30)
46	Mini MSCI Emerging Markets Index Future	1,820	12/18/15	(2)
122	Natural Gas Future *	3,079	10/28/15	(92)
14	Natural Gas Future *	378	11/25/15	(17)
45	Natural Gas Future *	1,274	12/29/15	(209)
(27)	Natural Gas Future *	(760)	2/25/16	107
10	Natural Gas Future *	269	3/29/16	(34)
3	Natural Gas Future *	81	4/27/16	(4)
31	Natural Gas Future *	858	6/28/16	(100)
(9)	Natural Gas Future *	(278)	2/24/17	21
9	Natural Gas Future *	257	3/29/17	(20)
55	New York Harbor USLD Future *	3,551	10/30/15	2
(2)	New York Harbor USLD Future *	(131)	11/30/15	—
(1)	New York Harbor USLD Future *	(69)	8/31/16	(1)
36	NYMEX Palladium Future *	2,343	12/29/15	330
290	NYMEX WTI Crude Future *	13,076	10/20/15	(58)
178	NYMEX WTI Crude Future *	8,110	11/20/15	(1,025)
(1)	NYMEX WTI Crude Future *	(46)	12/21/15	(1)
(9)	NYMEX WTI Crude Future *	(426)	2/22/16	13

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
11	NYMEX WTI Crude Future *	$536	5/20/16	$9
9	NYMEX WTI Crude Future *	447	8/22/16	(13)
11	NYMEX WTI Crude Future *	558	11/21/16	(12)
1	NYMEX WTI Crude Future *	52	5/22/17	1
2	NYMEX WTI Crude Future *	108	11/20/17	1
(3)	NYMEX WTI Crude Future *	(168)	11/19/18	1
167	Platinum Future *	7,591	1/27/16	(358)
41	Primary Aluminum Future *	1,602	11/16/15	(17)
213	Primary Aluminum Future *	8,376	12/14/15	(1,731)
(84)	Primary Aluminum Future *	(3,444)	12/19/16	335
9	Primary Nickel Future *	561	11/16/15	10
92	Primary Nickel Future *	5,739	12/14/15	(452)
6	Red Spring Wheat Future *	158	12/14/15	(2)
180	S&P Toronto Stock Exchange 60 Index Future	21,045	12/17/15	(15)
91	Silver Future *	6,606	12/29/15	(115)
26	Soybean Future *	1,160	11/13/15	—
(34)	Soybean Future *	(1,520)	1/14/16	227
33	Soybean Future *	1,480	3/14/16	(76)
15	Soybean Future *	675	5/13/16	(74)
31	Soybean Meal Future *	958	12/14/15	10
56	Soybean Oil Future *	919	12/14/15	(3)
341	Sugar #11 Future *	4,919	2/29/16	207
(1)	Sugar #11 Future *	(14)	4/29/16	(1)
28	Wheat Future *	718	12/14/15	21
8	White Sugar Future *	146	2/12/16	4
1	White Sugar Future *	18	4/15/16	1
18	Zinc Future *	758	11/16/15	(21)
87	Zinc Future *	3,671	12/14/15	(488)

	Net Unrealized Appreciation/(Depreciation)			$(5,530)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.
*	All or a portion of these futures contracts are held by the wholly-owned subsidiaries of the Portfolio. See Note 2K in the Notes to Portfolios of Investments for the basis of consolidation.

Currency Contracts

Contract Amount (Local Currency)		Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 9/30/15 (000)	Unrealized Appreciation/ (Depreciation) (000)
		Currencies Purchased
2,273,598		Brazilian Real	Goldman Sachs	10/2/15	$623	$574	$(49)
10,149,013		Brazilian Real	JPMorgan Chase	10/2/15	2,819	2,560	(259)
11,943,531		Brazilian Real	Deutsche Bank	11/4/15	2,951	2,976	25
102,000		British Pound Sterling	Credit Suisse	11/12/15	157	154	(3)
172,000		British Pound Sterling	BNP Paribas	11/12/15	263	260	(3)
210,000	*	British Pound Sterling	JPMorgan Chase	11/12/15	322	317	(5)
142,000	*	Canadian Dollar	JPMorgan Chase	11/12/15	107	106	(1)
178,000		European Monetary Union Euro	Credit Suisse	10/2/15	201	199	(3)
140,000		European Monetary Union Euro	JPMorgan Chase	10/2/15	158	156	(1)
421,000		European Monetary Union Euro	Goldman Sachs	10/2/15	477	470	(7)
843,000	*	European Monetary Union Euro	Goldman Sachs	10/2/15	951	942	(9)
113,000	*	European Monetary Union Euro	Goldman Sachs	11/12/15	130	126	(4)
547,000		European Monetary Union Euro	Goldman Sachs	10/2/15	619	611	(8)
3,811,000		Indian Rupee	JPMorgan Chase	11/18/15	59	58	(1)
169,988,054		Indian Rupee	JPMorgan Chase	10/20/15	2,644	2,580	(64)
8,825,000		Mexican Nuevo Peso	Barclays Bank	12/18/15	518	519	1

		Total Currencies Purchased			$12,999	$12,608	$(391)

		Currencies Sold
12,201,691		Brazilian Real	Deutsche Bank	10/2/15	$3,051	$3,078	$(27)
1,017,951		Brazilian Real	Citibank	10/5/15	256	256	—

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Contract Amount (Local Currency)		Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 9/30/15 (000)	Unrealized Appreciation/ (Depreciation)(000)
11,036,140		Brazilian Real	JPMorgan Chase	4/4/16	$3,370	$2,618	$752
220,920		Brazilian Real	JPMorgan Chase	10/2/15	60	56	4
79,930		Brazilian Real	JPMorgan Chase	10/5/15	20	20	—
336,000	*	British Pound Sterling	JPMorgan Chase	11/12/15	521	508	13
2,050,000		British Pound Sterling	Goldman Sachs	10/2/15	3,159	3,101	58
237,000		British Pound Sterling	Deutsche Bank	11/12/15	363	358	5
2,050,000		British Pound Sterling	JPMorgan Chase	11/3/15	3,107	3,100	7
1,668,760		Canadian Dollar	Commonwealth Associates	10/5/15	1,253	1,251	2
177,000		Canadian Dollar	JPMorgan Chase	11/12/15	134	133	1
2,573,558		Canadian Dollar	Citibank	10/5/15	1,927	1,929	(2)
2,513,745		Chinese Yuan Renminbi	Barclays Bank	11/3/15	390	394	(4)
11,992,000		European Monetary Union Euro	Goldman Sachs	11/3/15	13,477	13,406	71
574,000		European Monetary Union Euro	BNP Paribas	10/2/15	660	641	19
68,000	*	European Monetary Union Euro	JPMorgan Chase	11/12/15	76	76	—
12,704,000		European Monetary Union Euro	Credit Suisse	10/2/15	14,476	14,194	282
168,000		European Monetary Union Euro	Goldman Sachs	11/12/15	190	188	2
62,000		European Monetary Union Euro	JPMorgan Chase	11/12/15	69	69	—
140,000	*	European Monetary Union Euro	Standard Chartered	11/12/15	153	157	(4)
90,000		European Monetary Union Euro	Goldman Sachs	11/12/15	100	100	—
71,000	*	European Monetary Union Euro	Standard Chartered	11/12/15	80	79	1
74,000	*	European Monetary Union Euro	Deutsche Bank	11/12/15	81	83	(2)
40,563,780		Indian Rupee	JPMorgan Chase	11/2/15	610	614	(4)
17,143,641		Indian Rupee	Goldman Sachs	10/20/15	266	260	6
25,756,857		Indian Rupee	JPMorgan Chase	10/20/15	389	391	(2)
2,615,932		Mexican Peso	Citibank	10/5/15	154	154	—
20,051,118		Mexican Peso	Credit Suisse	12/18/15	1,178	1,179	(1)
42,317,002		Mexican Peso	BNP Paribas	12/18/15	2,487	2,488	(1)
228,000		Singapore Dollar	Credit Suisse	10/9/15	162	160	2
226,000		Singapore Dollar	JPMorgan Chase	10/9/15	161	159	2
655,710,000		South Korean Won	JPMorgan Chase	10/20/15	550	553	(3)
10,090,500		Taiwanese Dollar	Deutsche Bank	10/20/15	310	307	3

		Total Currencies Sold			$53,240	$52,060	$1,180

		Net Unrealized/Appreciation(Depreciation)					$789

Amounts designated as “—” are $0 or have been rounded to $0.

*	All or a portion of these currency contracts are held by the wholly-owned subsidiaries of the Portfolio. See Note 2K in the Notes to Portfolios of Investments for the basis of consolidation.

Option Contracts

Over-the-counter options purchased as of September 30, 2015 were as follows:

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Description	Counterparty	Put/ Call	Exercise Price	Expiration Date	Number of Contracts	Cost (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Platinum Aluminum*	Goldman Sachs	Put	1,500	12/2/15	3	$1	$1	$—

Total						$1	$1	$—

Over-the-counter options written as of September 30, 2015 were as follows:

Description	Counterparty	Put/ Call	Exercise Price	Expiration Date	Number of Contracts	Premium (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Platinum Aluminum*	Goldman Sachs	Call	$1,725	12/2/15	(3)	$(2)	$(1)	$1
Inflation Capital US Dollar US CPI Urban Consumers NSA Index Option	Deutsche Bank	Put	—	1/11/18	(50)	(5)	3	8
Inflation Capital US Dollar US CPI Urban Consumers NSA Index Option	Deutsche Bank	Put	—	1/22/18	(50)	(5)	3	8
Inflation Capital US Dollar US CPI Urban Consumers NSA Index Option	JPMorgan Chase	Put	4	5/16/24	(20)	(1)	—	1
Inflation Floor US Dollar CPURNSA Index Option*	JPMorgan Chase	Put	—	3/24/20	(210)	(24)	27	51
Inflation Capital EUR Consumer NSA Index Option	Goldman Sachs	Call	3	6/22/35	(60)	(27)	—	27
Inflation Capital US Dollar CPURNSA Index Option	Deutsche Bank	Call	3	6/1/16	(50)	—	—	—
EURUSD	Goldman Sachs	Put	1	11/25/15	(540,000)	(6)	(4)	2
EURUSD	Goldman Sachs	Put	1	11/25/15	(500,000)	(5)	(6)	(1)
Inflation Capital US Dollar US CPI Urban Consumers NSA Index Option	JPMorgan Chase	Put	4	4/22/24	(60)	(4)	—	4

Total						$(79)	$22	$101

Exchange-traded options purchased as of September 30, 2015 were as follows:

Description	Put/ Call	Exercise Price	Expiration Date	Number of Contracts	Cost (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Brent Average Price Option*	Call	$72	1/29/16	1	$3	$—	$(3)
Brent Average Price Option*	Call	87	1/29/16	2	3	—	(3)
Brent Average Price Option*	Call	72	2/29/16	1	3	—	(3)
Brent Average Price Option*	Call	87	2/29/16	2	3	—	(3)
Brent Average Price Option*	Call	87	3/31/16	2	3	—	(3)
Brent Average Price Option*	Call	72	3/31/16	1	3	1	(2)

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Crude Oil Future*	Call	$145	11/17/15	5	$30	$—	$(30)
Gold Future Option*	Call	2,000	11/22/16	16	85	5	(80)
Natural Gas Euro Option*	Call	4	4/26/16	3	5	2	(3)
Natural Gas Option*	Call	—	10/27/15	52	21	1	(20)
Corn Future Option*	Put	—	11/20/15	79	23	10	(13)
Corn Future Option*	Put	340	11/20/15	20	8	2	(6)
IMM EUR Future Option	Put	99	12/14/15	96	5	1	(4)

Total					$195	$22	$(173)

Exchange-traded options written as of September 30, 2015 were as follows:

Description	Put/ Call	Exercise Price	Expiration Date	Number of Contracts	Premium (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Corn Future Option*	Call	$—	11/20/15	(67)	$(51)	$(45)	$6
Crude Oil Future*	Call	—	10/19/15	(7)	(1)	—	1
Crude Oil Future*	Call	—	10/19/15	(3)	—	—	—
Crude Oil Future*	Call	—	10/19/15	(3)	(1)	—	1
Crude Oil Future*	Call	—	11/19/15	(3)	—	—	—
Crude Oil Future*	Call	—	11/19/15	(3)	(1)	—	1
Crude Oil Future*	Call	—	11/19/15	(7)	(1)	—	1
Crude Oil Future*	Call	—	12/18/15	(7)	(1)	—	1
Crude Oil Future*	Call	—	1/19/16	(7)	(1)	—	1
Crude Oil Future*	Call	—	2/19/16	(7)	(1)	—	1
Gasoline RBOB Option*	Call	215	11/24/15	(5)	(8)	—	8
Natural Gas Euro Option*	Call	3	10/27/15	(19)	(20)	(1)	19
Natural Gas Option*	Call	3	10/27/15	(5)	(3)	(1)	2
NY Harbour ULSD Asia Option*	Call	3	1/29/16	(2)	(4)	—	4
NY Harbour ULSD Asia Option*	Call	2	1/29/16	(1)	(4)	—	4
NY Harbour ULSD Asia Option*	Call	3	2/29/16	(2)	(4)	(1)	3
NY Harbour ULSD Asia Option*	Call	2	2/29/16	(1)	(4)	(1)	3
NY Harbour ULSD Asia Option*	Call	3	3/31/16	(2)	(4)	(1)	3
NY Harbour ULSD Asia Option*	Call	2	3/31/16	(1)	(4)	(1)	3
Corn Future Option*	Put	—	11/20/15	(67)	(59)	(52)	6
Crude Oil Future*	Put	—	10/19/15	(3)	—	—	—
Crude Oil Future*	Put	—	10/19/15	(3)	—	—	—
Crude Oil Future*	Put	—	10/19/15	(7)	(1)	—	1
Crude Oil Future*	Put	—	10/19/15	(2)	—	—	—
Crude Oil Future*	Put	70	11/17/15	(4)	(30)	(98)	(68)
Crude Oil Future*	Put	40	11/17/15	(5)	(4)	(5)	—

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Crude Oil Future*	Put	$—	11/19/15	(3)	$—	$—	$—
Crude Oil Future*	Put	—	11/19/15	(3)	—	—	—
Crude Oil Future*	Put	—	11/19/15	(12)	(2)	(1)	1
Crude Oil Future*	Put	—	11/19/15	(7)	(1)	(1)	—
Natural Gas Option*	Put	3	10/27/15	(5)	(2)	(4)	(2)
Wheat Future Option*	Put	460	11/20/15	(15)	(8)	(2)	6

Total					$(220)	$(214)	$6

*	All or a portion of these currency contracts are held by the wholly-owned subsidiaries of the Portfolio. See Note 2K in the Notes to Portfolios of Investments for the basis of consolidation.

Swaption Contracts

Over-the-counter swaptions purchased as of September 30, 2015 were as follows:

Description	Counterparty	Put/ Call	Exercise Price	Expiration Date	Notional Amount (000)	Cost (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
1 Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Put	$1	1/5/16	$720	$5	$2	$(3)
20 Year Interest Rate, Pay 6-Month USD LIBOR	BNP Paribas	Put	3	10/5/15	260	26	—	(26)
30 Year Interest Rate, Pay 6-Month USD LIBOR	Deutsche Bank	Put	3	2/8/16	200	24	9	(15)

Total						$55	$11	$(44)

Over-the-counter swaptions written as of September 30, 2015 were as follows:

Description	Counterparty	Put/ Call	Exercise Price	Expiration Date	Notional Amount (000)	Premium (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
30 Year Interest Rate, Pay 6-Month USD LIBOR	Deutsche Bank	Call	$2.25	2/8/16	$200	$(26)	$(38)	$(12)
5 Year Interest Rate, Pay 6-Month USD LIBOR	Deutsche Bank	Call	2.80	10/23/15	240	(6)	(15)	(9)
5 Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Call	2.50	2/18/16	860	(27)	(52)	(25)
5 Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Call	2.40	3/14/16	540	(20)	(29)	(9)
S&P GSCI Energy Official Close Index	Goldman Sachs	Call	1.21	11/12/15	600	(2)	—	2
S&P GSCI National Gas Official Close Index	Goldman Sachs	Call	0.64	11/12/15	800	(4)	—	4
S&P GSCI National Gas Official Close Index	Goldman Sachs	Call	0.66	12/11/15	800	(3)	—	3
S&P GSCI Cooper Official Close Index	Goldman Sachs	Call	1.21	11/10/15	1,100	(2)	—	2
10 Year Interest Rate, Pay 6-Month USD LIBOR	BNP Paribas	Put	2.75	10/5/15	230	(12)	—	12
30 Year Interest Rate, Pay 6-Month USD LIBOR	BNP Paribas	Put	3.12	10/5/15	100	(14)	—	14

Total						$(116)	$(134)	$(18)

*	All or a portion of these currency contracts are held by the wholly-owned subsidiaries of the Portfolio. See Note 2K in the Notes to Portfolios of Investments for the basis of consolidation.

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Total Return Swap Agreements

Underlying Reference	Counterparty	Expiration Date	Notional Amount (000)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)
S&P GSCI Agricultural Index*	Goldman Sachs	5/31/16	$614	$(8)	$(8)
S&P GSCI Agricultural Index*	Goldman Sachs	2/26/16	905	(13)	(13)
S&P GSCI Grains Index*	Barclays Bank	2/26/16	1,397	46	46
S&P GSCI Grains Index*	Goldman Sachs	5/31/16	193	6	6

				$31	$31

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Centrally Cleared Interest Rate Swap Agreements

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000)		Swap Premiums Paid/ Received (000)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Pay	3-Month U.S Dollar LIBOR BBA	0.27%	6/18/16	$10,300	USD	$—	$(23)	(23)
Pay	3-Month U.S Dollar LIBOR BBA	1.50%	12/16/17	1,000	USD	—	(13)	(13)
Pay	1-Month U.S. Dollar LIBOR BBA	6.35%	9/1/23	12,000	USD	44	12	(32)
Receive	1-Month U.S. Dollar LIBOR BBA	6.35%	9/1/23	5,000	USD	—	5	5
Receive	MXN Interbank 28 DAY	3.31%	7/10/25	32,500	MXN	3	(3)	(6)
Pay	3-Month U.S Dollar LIBOR BBA	0.33%	9/16/25	600	USD	—	(11)	(11)
Receive	3-Month U.S Dollar LIBOR BBA	2.50%	12/16/25	680	USD	10	(27)	(37)
Pay	3-Month U.S Dollar LIBOR BBA	2.50%	12/16/25	4,800	USD	64	(188)	(252)
Pay	6-Month GBP LIBOR BBA	2.00%	3/16/26	250	GBP	4	(3)	(7)
Receive	6-Month EUR LIBOR BBA	1.00%	3/16/26	2,400	EUR	31	14	(17)
Receive	6-Month GBP LIBOR BBA	0.76%	9/16/45	2,660	USD	277	64	(213)
Receive	3-Month U.S Dollar LIBOR BBA	2.75%	12/16/45	7,900	USD	558	(316)	(874)
Receive	3-Month U.S Dollar LIBOR BBA	2.75%	12/16/45	200	USD	12	(9)	(21)
Pay	3-Month U.S Dollar LIBOR BBA	1.00%	2/10/46	100	USD	—	—	—
Receive	6-Month GBP LIBOR BBA	2.25%	3/16/46	100	GBP	—	(5)	(5)

						$1,003	$(503)	$(1,506)

Interest Rate Swap Agreements

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000)		Swap Premiums Paid/ Received (000)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	Brazil CETIP	13.45%	1/4/21	$5,300	BRL	$(1)	$(69)	$(70)
Receive	Brazil CETIP	14.50%	1/4/21	3,900	BRL	—	(21)	(21)
Pay	Brazil CETIP	14.50%	1/4/21	5,100	BRL	—	(29)	(29)
Receive	U.S. CPI URBAN CONSUMERS NSA	2.50%	7/15/22	500	USD	2	(60)	(62)
Receive	United Kingdom RPI Index	3.32%	5/15/30	300	GBP	—	7	7
Receive	United Kingdom RPI Index	3.40%	6/15/30	4,000	GBP	—	156	156
Receive	United Kingdom RPI Index	3.28%	9/15/30	200	GBP	—	3	3
Pay	United Kingdom RPI Index	3.55%	12/11/44	500	GBP	2	46	44

						$3	$33	$28

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Commodity Forward Swap Agreements

Reference Entity	Counterparty	Exercise/ Strike Price	Expiration Date	Notional Amount (000)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Eurmarg*	JPMorgan Chase	$7.00	12/30/16	$4,800	$(1)	$(1)
Eurmarg*	Goldman Sachs	6.00	12/30/16	1,200	—	—
Eurmarg*	Goldman Sachs	6.00	12/30/16	2,400	—	—
Eurmarg*	BNP Paribas	6.00	12/30/16	9,600	(1)	(1)
Eurobobco*	BNP Paribas	9.00	9/30/16	12	10	10
Eurotop*	Macquairie Securities LI	37.00	3/31/16	1,200	1	1
Eurtop*	JPMorgan Chase	3.00	12/31/15	(3,000)	2	2
Eurtop*	Goldman Sachs	1.94	12/31/15	3	1	1
Eurtop*	BNP Paribas	2.07	3/31/16	12	(4)	(4)
Eurtop*	BNP Paribas	2.07	12/31/15	8	1	1
Eurtop*	Goldman Sachs	2.21	3/31/16	6	(3)	(3)
Eurtop*	Goldman Sachs	2.15	3/31/16	3	(1)	(1)
Eurtop*	Goldman Sachs	1.94	3/31/16	3	(1)	(1)
Eurtop*	Goldman Sachs	2.13	3/31/16	3	(1)	(1)
Eurtop*	Goldman Sachs	2.15	12/31/15	3	—	—
Eurtop*	Goldman Sachs	2.21	12/31/15	6	—	—
Eurtop*	Goldman Sachs	2.10	3/31/16	3	(1)	(1)
Gold Index*	Goldman Sachs	1,289.00	1/29/16	1	(192)	(192)
LBMA Gold Price Index*	BNP Paribas	1,104.00	9/14/16	(100)	(1)	(1)
LLSBRT*	Goldman Sachs	3.35	12/31/15	3	(9)	(9)
LLSBRT*	Goldman Sachs	—	12/31/15	3	27	27
LLSBRT*	Goldman Sachs	3.00	12/31/15	3	(8)	(8)
LLSBRT*	Goldman Sachs	—	12/31/15	1	(2)	(2)
LLSBRT*	Goldman Sachs	—	12/31/15	6	57	57
LLSBRT*	JPMorgan Chase	—	12/31/15	2	(5)	(5)
London Metal Exchange Platinum Index*	Goldman Sachs	1,032.00	1/11/16	300	(37)	(37)
London Metal Exchange Platinum Index*	Goldman Sachs	1,155.00	1/11/16	(300)	12	12
London Metal Exchange Platinum Index*	BNP Paribas	960.00	9/14/16	100	(5)	(5)
Platinum Index*	Goldman Sachs	271.60	10/30/15	1	(249)	(249)

					$(410)	$(410)

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Commodity Swap Agreements

Reference Entity	Counterparty	Expiration Date	Notional Amount (000)	Swap Premiums Paid/ (Received) (000)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Bloomberg Brent Crude Sunindex*	JPMorgan Chase	2/16/16	$433	$—	$(3)	$(3)
Bloomberg Brent Crude Sunindex 1 month Forward*	JPMorgan Chase	2/16/16	427	—	6	6
Bloomberg Commodity Index*	BNP Paribas	2/16/16	2,631	—	(22)	(22)
Bloomberg Commodity Index*	BNP Paribas	2/16/16	25,642	—	(219)	(219)
Bloomberg Commodity Index*	Canadian Imperial Bank of Commerce	2/16/16	2,621	—	(22)	(22)
Bloomberg Commodity Index*	Goldman Sachs	2/16/16	117	—	(1)	(1)
Bloomberg Commodity Index*	Goldman Sachs	2/16/16	42,432	—	(347)	(347)
Bloomberg Commodity Index*	Goldman Sachs	2/16/16	7,801	—	(64)	(64)
Bloomberg Commodity Index*	Goldman Sachs	2/16/16	2,301	—	(21)	(21)
Bloomberg Commodity Index*	JPMorgan Chase	2/16/16	31,198	—	(266)	(266)
Bloomberg Commodity Index 1 month Forward*	Goldman Sachs	2/16/16	2,956	—	(22)	(22)
Bloomberg Commodity Index 1 month Forward*	JPMorgan Chase	2/16/16	5,924	—	(43)	(43)
JPMorgan FNJ 1 Index*	JPMorgan Chase	2/16/16	4,603	(3)	(40)	(37)
JPMorgan NIC P Index*	JPMorgan Chase	2/16/16	3,042	—	19	19

				$(3)	$(1,045)	$(1,042)

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (concluded) — September 30, 2015 (Unaudited)

Variance Swap Agreements

Reference Entity	Counterparty	Strike Price	Expiration Date	Notional Amount (000)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Crude Oil December 2015 Future*	Deutsche Bank	$0.0420	11/18/15	$120	$13	$13
London Gold Market Fixing Ltd. Index*	Goldman Sachs	0.0778	3/25/20	538	(7)	(7)
London Gold Market Fixing Ltd. Index*	Goldman Sachs	0.0784	4/10/20	179	(2)	(2)
London Gold Market Fixing Ltd. Index*	Goldman Sachs	0.0784	4/7/20	179	(2)	(2)
London Gold Market Fixing Ltd. Index*	Goldman Sachs	0.0789	4/15/20	178	(2)	(2)
London Gold Market Fixing Ltd. Index*	Goldman Sachs	0.1089	4/30/20	455	7	7
London Gold Market Fixing Ltd. Index*	Goldman Sachs	0.0613	11/26/15	160	6	6
London Gold Market Fixing Ltd. Index*	Goldman Sachs	0.1089	11/26/15	120	(5)	(5)
London Gold Market Fixing Ltd. Index*	Goldman Sachs	0.0872	4/29/20	339	(2)	(2)
London Gold Market Fixing Ltd. Index*	Goldman Sachs	0.0858	4/28/20	341	(2)	(2)
S&P GSCI Crude Oil*	Deutsche Bank	0.0638	11/18/15	100	(15)	(15)

					$(11)	$(11)

*	All or a portion of these swap agreements are held by the wholly-owned subsidiaries of the Portfolio. See Note 2K in the Notes to Portfolios of Investments.

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 99.19%
	Australia — 4.42%
25,431	Australia & New Zealand Banking Group Ltd. (Banks)	$486
3,718	Bendigo & Adelaide Bank Ltd. (Banks)	26
40,882	BHP Billiton Ltd. (Metals & Mining)	646
15,080	Commonwealth Bank of Australia (Banks)	773
12,986	Dexus Property Group (Real Estate Investment Trusts)	65
32,544	GPT Group (Real Estate Investment Trusts)	103
21,694	Insurance Australia Group Ltd. (Insurance)	74
7,403	Lend Lease Group Ltd. (Real Estate Management & Development)	66
70,714	Mirvac Group (Real Estate Investment Trusts)	86
21,876	National Australia Bank Ltd. (Banks)	463
100,093	Scentre Group (Real Estate Investment Trusts)	276
43,185	Stockland Trust Group (Real Estate Investment Trusts)	117
10,986	Suncorp Group Ltd. (Insurance)	95
77,742	Telstra Corp. Ltd. (Diversified Telecommunication Services)	307
28,951	Westpac Banking Corp. (Banks)	608
21,011	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	430
31,279	Woolworths Ltd. (Food & Staples Retailing)	548
7,697	WorleyParsons Ltd. (Energy Equipment & Services)	32

		5,201

	Austria — 0.09%
3,139	OMV AG (Oil, Gas & Consumable Fuels)	76
927	Raiffeisen Bank International AG (Banks)(a)	12
511	Voestalpine AG (Metals & Mining)	18

		106

	Belgium — 0.58%
4,356	Anheuser-Busch InBev NV (Beverages)	463
1,352	Belgacom SA (Diversified Telecommunication Services)	47
425	Groupe Bruxelles Lambert SA (Diversified Financial Services)	32
613	KBC Groep NV (Banks)	39
1,020	Solvay SA (Chemicals)	104

		685

	Curaçao — 0.79%
13,493	Schlumberger Ltd. (Energy Equipment & Services)	931

	Denmark — 0.93%
112	A.P. Moller - Maersk A/S, Class - A (Marine)	169
388	A.P. Moller - Maersk A/S, Class - B (Marine)	597
5,742	ISS A/S (Commercial Services & Supplies)	191

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Denmark (continued)
21,231	TDC A/S (Diversified Telecommunication Services)	$110
1,702	Tryg A/S (Insurance)	33

		1,100

	Finland — 0.37%
1,270	Elisa Oyj (Diversified Telecommunication Services)	43
2,271	Fortum Oyj (Electric Utilities)	34
2,603	Metso Oyj (Machinery)	54
2,502	Nokian Renkaat Oyj (Auto Components)	81
1,715	Orion Oyj, Class - B (Pharmaceuticals)	65
10,804	UPM-Kymmene Oyj (Paper & Forest Products)	162

		439

	France — 4.40%
9,041	AXA SA (Insurance)	219
4,466	Bouygues SA (Construction & Engineering)	158
1,223	Casino Guichard-Perrachon SA (Food & Staples Retailing)	65
836	CNP Assurances (Insurance)	12
9,010	Compagnie de Saint-Gobain (Building Products)	391
3,673	Edenred (Commercial Services & Supplies)	60
1,237	Electricite de France SA (Electric Utilities)	22
7,354	ENGIE (Multi-Utilities)	120
236	Fonciere des Regions (Real Estate Investment Trusts)	21
329	Gecina SA (Real Estate Investment Trusts)	40
378	Icade (Real Estate Investment Trusts)	26
1,544	Klepierre (Real Estate Investment Trusts)	70
2,116	Lagardere SCA (Media)	59
4,674	Natixism SA (Banks)	26
17,212	Orange (Diversified Telecommunication Services)	261
6,041	Rexel SA (Trading Companies & Distributors)	74
11,207	Sanofi-Aventis (Pharmaceuticals)	1,068
1,460	Suez Environnement Co. (Multi-Utilities)	26
2,246	Technip SA (Energy Equipment & Services)	106
21,550	Total SA (Oil, Gas & Consumable Fuels)	969
903	Unibail-Rodamco SE (Real Estate Investment Trusts)	233
1,992	Veolia Environnement (Multi-Utilities)	45
9,713	Vinci SA (Construction & Engineering)	618
20,678	Vivendi (Media)	489

		5,178

	Germany — 4.01%
1,557	Allianz SE (Insurance)	245
644	Axel Springer AG (Media)	36
9,212	BASF SE (Chemicals)	704

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
5,099	Bayerische Motoren Werke AG (Automobiles)	$445
13,777	Daimler AG (Automobiles)	1,003
4,568	Deutsche Bank AG (Capital Markets)	123
618	Deutsche Boerse AG (Diversified Financial Services)	53
13,592	Deutsche Post AG (Air Freight & Logistics)	377
21,509	Deutsche Telekom AG (Diversified Telecommunication Services)	382
7,868	E.ON AG (Multi-Utilities)	68
1,310	Evonik Industries AG (Chemicals)	44
991	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	111
414	MAN SE (Machinery)	42
2,425	Metro AG (Food & Staples Retailing)	67
600	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	112
2,907	ProSiebenSat.1 Media AG, Registered Shares (Media)	143
1,952	RWE AG (Multi-Utilities)	22
8,057	Siemens AG (Industrial Conglomerates)	720
3,699	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	23

		4,720

	Hong Kong — 1.65%
58,000	BOC Hong Kong (Holdings) Ltd. (Banks)	171
10,000	Cheung Kong Infrastructure Holdings Ltd. (Electric Utilities)	90
27,500	CLP Holdings Ltd. (Electric Utilities)	235
73,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	164
11,700	Hang Seng Bank Ltd. (Banks)	211
72,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	86
18,000	Hysan Development Co. (Real Estate Management & Development)	75
342,000	Li & Fung Ltd. (Textiles, Apparel & Luxury Goods)	262
1,987	Michael Kors Holdings Ltd. (Textiles, Apparel & Luxury Goods)(a)	84
44,000	MTR Corp. Ltd. (Road & Rail)	191
132,000	PCCW Ltd. (Diversified Telecommunication Services)	68
21,500	Swire Pacific Ltd., Class - A (Real Estate Management & Development)	241
20,600	The Bank of East Asia Ltd. (Banks)	69

		1,947

	Ireland — 0.14%
6,132	CRH PLC (Construction Materials)	162

	Israel — 0.30%
55,297	Israel Chemicals Ltd. (Chemicals)	285
279	The Israel Corp. Ltd. (Chemicals)	67

		352

	Italy — 0.72%
3,450	Assicurazioni Generali SpA (Insurance)	63

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Italy (continued)
4,822	Atlantia SpA (Transportation Infrastructure)	$135
21,210	Enel SpA (Electric Utilities)	95
29,650	Eni SpA (Oil, Gas & Consumable Fuels)	466
5,614	Snam Rete Gas SpA (Gas Utilities)	29
34,254	Telecom Italia SpA (Diversified Telecommunication Services)	35
4,579	Terna - Rete Elettrica Nationale SpA (Electric Utilities)	22

		845

	Japan — 12.45%
12,600	Aeon Co. Ltd. (Food & Staples Retailing)	195
500	Aeon Credit Service Co. Ltd. (Consumer Finance)	10
4,900	Aisin Seiki Co. Ltd. (Auto Components)	164
7,700	Amada Holdings Co. Ltd. (Machinery)	59
8,000	Aozora Bank Ltd. (Banks)	28
27,000	Asahi Glass Co. Ltd. (Building Products)	158
33,000	Asahi Kasei Corp. (Chemicals)	232
45,500	Astellas Pharma, Inc. (Pharmaceuticals)	589
1,600	Benesse Holdings, Inc. (Diversified Consumer Services)	43
5,600	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	68
13,000	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	125
4,500	Daihatsu Motor Co. Ltd. (Automobiles)	52
13,900	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	241
6,500	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	161
11,300	Denso Corp. (Auto Components)	480
5,500	Eisai Co. Ltd. (Pharmaceuticals)	325
2,600	Hitachi Construction Machinery Co. Ltd. (Machinery)	35
112,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	566
38,500	Honda Motor Co. Ltd. (Automobiles)	1,149
3,000	IBIDEN Co. Ltd. (Electronic Equipment, Instruments & Components)	39
1,800	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	28
40,500	ITOCHU Corp. (Trading Companies & Distributors)	428
1,200	ITOCHU Techno-Solutions Corp. (IT Services)	26
2,400	Japan Airlines Co. Ltd. (Airlines)	85
12,600	JFE Holdings, Inc. (Metals & Mining)	166
4,100	JSR Corp. (Chemicals)	59
56,100	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	202
7,000	Kaneka Corp. (Chemicals)	52
34,000	Kawasaki Heavy Industries Ltd. (Machinery)	117
16,900	KDDI Corp. (Wireless Telecommunication Services)	379
82,000	Kobe Steel Ltd. (Metals & Mining)	89
22,800	Komatsu Ltd. (Machinery)	335

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
2,200	Konami Corp. (Software)	$48
8,400	Kuraray Co. Ltd. (Chemicals)	105
2,700	Kurita Water Industries Ltd. (Machinery)	57
1,500	Lawson, Inc. (Food & Staples Retailing)	111
1,200	Miraca Holdings, Inc. (Health Care Providers & Services)	51
33,600	Mitsubishi Corp. (Trading Companies & Distributors)	551
25,000	Mitsubishi Materials Corp. (Metals & Mining)	76
4,700	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	83
42,600	Mitsui & Co. Ltd. (Trading Companies & Distributors)	479
2,800	MS&AD Insurance Group Holdings, Inc. (Insurance)	75
7,800	Nikon Corp. (Household Durables)	94
9,000	Nippon Electric Glass Co. Ltd. (Electronic Equipment, Instruments & Components)	43
16	Nippon Prologis REIT, Inc. (Real Estate Investment Trusts)	29
9,400	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	331
39,000	Nippon Yusen Kabushiki Kaisha (Marine)	90
61,500	Nissan Motor Co. Ltd. (Automobiles)	566
1,300	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	26
15,900	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	268
900	Oracle Corp. Japan (Software)	38
11,000	Osaka Gas Co. Ltd. (Gas Utilities)	42
7,600	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	243
2,400	Park24 Co. Ltd. (Commercial Services & Supplies)	45
12,800	Resona Holdings, Inc. (Banks)	65
15,800	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	159
1,200	Sankyo Co. Ltd. (Leisure Products)	43
4,500	Sega Sammy Holdings, Inc. (Leisure Products)	44
11,000	Sekisui Chemical Co. Ltd. (Household Durables)	116
13,800	Sekisui House Ltd. (Household Durables)	216
3,800	Showa Shell Sekiyu K.K. (Oil, Gas & Consumable Fuels)	30
27,000	Sumitomo Corp. (Trading Companies & Distributors)	261
12,000	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	136
7,700	Sumitomo Mitsui Financial Group, Inc. (Banks)	292
19,000	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	70
17,700	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	776

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
3,200	THK Co. Ltd. (Machinery)	$51
3,800	Tokio Marine Holdings, Inc. (Insurance)	142
7,000	TonenGeneral Sekiyu K.K. (Oil, Gas & Consumable Fuels)	68
13,000	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	105
1,600	Toyoda Gosei Co. Ltd. (Auto Components)	31
27,000	Toyota Motor Corp. (Automobiles)	1,580
5,000	Toyota Tsusho Corp. (Trading Companies & Distributors)	105
3,400	West Japan Railway Co. (Road & Rail)	213

		14,639

	Luxembourg — 0.18%
6,813	SES - FDR, Class - A (Media)	215

	Netherlands — 0.86%
2,805	AEGON NV (Insurance)	16
1,526	Akzo Nobel NV (Chemicals)	99
413	Delta Lloyd NV (Insurance)	3
6,249	Koninklijke Ahold NV (Food & Staples Retailing)	122
435	Koninklijke Boskalis Westminster NV (Construction & Engineering)	19
959	Koninklijke DSM NV (Chemicals)	44
6,468	Koninklijke Philips Electronics NV (Industrial Conglomerates)	152
407	Koninklijke Vopak NV (Oil, Gas & Consumable Fuels)	16
232	NN Group NV (Insurance)	7
625	Randstad Holding NV (Professional Services)	37
6,556	Reed Elsevier NV (Media)	108
8,186	Unilever NV (Personal Products)	329
1,857	Wolters Kluwer NV (Media)	57

		1,009

	New Zealand — 0.03%
5,099	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	7
14,940	Telecom Corp. of New Zealand Ltd. (Diversified Telecommunication Services)	28

		35

	Norway — 0.44%
895	Gjensidige Forsikring ASA (Insurance)	12
12,413	Orkla ASA (Food Products)	92
19,877	Statoil ASA (Oil, Gas & Consumable Fuels)	290
6,366	Telenor ASA (Diversified Telecommunication Services)	119

		513

	Portugal — 0.07%
21,806	EDP - Energias de Portugal SA (Electric Utilities)	80

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Singapore — 0.96%
46,600	Ascendas Real Estate Investment Trust (Real Estate Investment Trusts)	$77
50,900	CapitaCommercial Trust (Real Estate Investment Trusts)	48
58,100	CapitaMall Trust (Real Estate Investment Trusts)	78
57,200	Keppel Corp. Ltd. (Industrial Conglomerates)	273
37,600	SembCorp Industries Ltd. (Industrial Conglomerates)	92
44,300	Singapore Press Holdings Ltd. (Media)	120
162,800	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	412
14,400	StarHub Ltd. (Wireless Telecommunication Services)	35

		1,135

	Spain — 1.74%
10,235	Abertis Infraestructuras SA (Transportation Infrastructure)	162
33,743	Banco Bilbao Vizcaya Argentaria SA (Banks)	285
77,348	Banco Santander SA (Banks)	411
5,945	Corporacion Mapfre (Insurance)	16
1,286	Enagas (Gas Utilities)	37
2,211	Gas Natural SDG SA (Gas Utilities)	43
30,131	Iberdrola SA (Electric Utilities)	201
625	Red Electrica Corporacion SA (Electric Utilities)	52
23,649	Repsol YPF SA (Oil, Gas & Consumable Fuels)	276
46,732	Telefonica SA (Diversified Telecommunication Services)	566

		2,049

	Sweden — 1.87%
1,103	Industrivarden AB, C Shares (Diversified Financial Services)	19
23,692	Nordea Bank AB (Banks)	264
36,820	Sandvik AB (Machinery)	314
11,139	Skandinaviska Enskilda Banken AB, Class - A (Banks)	119
9,255	Skanska AB, B Shares (Construction & Engineering)	182
6,901	Swedbank AB, A Shares (Banks)	153
4,957	Tele2 AB, B Shares (Wireless Telecommunication Services)	48
92,343	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	907
35,937	TeliaSonera AB (Diversified Telecommunication Services)	194

		2,200

	Switzerland — 5.91%
67,022	ABB Ltd., Registered Shares (Electrical Equipment)	1,186
5,990	Adecco SA, Registered Shares (Professional Services)	439
1,244	Garmin Ltd. (Household Durables)	45

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
245	Givaudan SA (Chemicals)	$399
1,419	Kuehne & Nagel International Ltd. (Marine)	183
23,646	Nestle SA (Food Products)	1,778
309	Pargesa Holding SA (Diversified Financial Services)	18
6,107	Roche Holding AG (Pharmaceuticals)	1,621
170	SGS SA, Registered Shares (Professional Services)	297
642	Sulzer AG (Machinery)	63
1,173	Swiss Prime Site AG (Real Estate Management & Development)	86
3,210	Swiss Re AG (Insurance)	275
434	Swisscom AG (Diversified Telecommunication Services)	217
1,405	Zurich Financial Services AG (Insurance)	346

		6,953

	United Kingdom — 11.23%
6,793	Aberdeen Asset Management PLC (Capital Markets)	31
11,737	AMEC PLC (Energy Equipment & Services)	127
43,462	Anglo American PLC (Metals & Mining)	363
2,996	Aon PLC (Insurance)	265
22,804	AstraZeneca PLC (Pharmaceuticals)	1,446
26,836	Aviva PLC (Insurance)	184
50,709	BHP Billiton PLC (Metals & Mining)	772
22,666	British American Tobacco PLC (Tobacco)	1,250
12,479	Capital Shopping Centres Group PLC (Real Estate Investment Trusts)	62
32,935	Centrica PLC (Multi-Utilities)	114
9,123	Direct Line Insurance Group PLC (Insurance)	52
72,480	GlaxoSmithKline PLC (Pharmaceuticals)	1,391
4,388	ICAP PLC (Capital Markets)	30
102,078	ITV PLC (Media)	380
34,117	J Sainsbury PLC (Food & Staples Retailing)	135
39,176	Legal & General Group PLC (Insurance)	141
27,551	National Grid PLC (Multi-Utilities)	384
33,717	Old Mutual PLC (Insurance)	97
22,837	Pearson PLC (Media)	391
8,367	Persimmon PLC (Household Durables)(a)	255
37,861	Rio Tinto PLC (Metals & Mining)	1,270
30,339	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	716
30,972	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	732
17,596	Royal Mail PLC (Air Freight & Logistics)	122
1,698	Severn Trent PLC (Water Utilities)	56
6,739	SSE PLC (Electric Utilities)	152
16,556	Standard Chartered PLC (Banks)	161
14,467	Tate & Lyle PLC (Food Products)	129
210,788	Tesco PLC (Food & Staples Retailing)	585
5,165	United Utilities Group PLC (Water Utilities)	73
383,565	Vodafone Group PLC (Wireless Telecommunication Services)	1,210

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
55,630	William Morrison Supermarkets PLC (Food & Staples Retailing)	$140

		13,216

	United States — 45.05%
6,743	3M Co. (Industrial Conglomerates)	956
680	Aaron’s, Inc. (Specialty Retail)	25
6,674	Accenture PLC, Class - A (IT Services)	656
765	Advance Auto Parts, Inc. (Specialty Retail)	145
2,282	Air Products & Chemicals, Inc. (Chemicals)	291
8,078	Amgen, Inc. (Biotechnology)	1,117
3,233	Amphenol Corp., Class - A (Electronic Equipment, Instruments & Components)	164
3,282	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	185
897	ANSYS, Inc. (Software)(a)	79
2,800	Anthem, Inc. (Health Care Providers & Services)	392
11,985	Apple, Inc. (Technology Hardware, Storage & Peripherals)	1,321
658	AptarGroup, Inc. (Containers & Packaging)	43
2,386	Autodesk, Inc. (Software)(a)	105
4,988	Automatic Data Processing, Inc. (IT Services)	401
332	AutoZone, Inc. (Specialty Retail)(a)	241
2,225	Becton, Dickinson & Co. (Health Care Equipment & Supplies)	295
1,795	Bed Bath & Beyond, Inc. (Specialty Retail)(a)	102
1,024	Bemis Co., Inc. (Containers & Packaging)	41
3,036	Best Buy Co., Inc. (Specialty Retail)	113
2,501	Biogen Idec, Inc. (Biotechnology)(a)	730
391	Bio-Techne Corp. (Life Sciences Tools & Services)	36
1,198	Broadridge Financial Solutions, Inc. (IT Services)	66
1,218	Brown & Brown, Inc. (Insurance)	38
1,526	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	104
1,914	Cameron International Corp. (Energy Equipment & Services)(a)	117
1,742	Campbell Soup Co. (Food Products)	88
3,518	Cardinal Health, Inc. (Health Care Providers & Services)	270
653	Carlisle Cos., Inc. (Industrial Conglomerates)	57
551	Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	50
876	CBOE Holdings, Inc. (Diversified Financial Services)	59
3,183	Cerner Corp. (Health Care Technology)(a)	191
305	Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	15
956	Cintas Corp. (Commercial Services & Supplies)	82

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
51,661	Cisco Systems, Inc. (Communications Equipment)	$1,356
1,680	Citrix Systems, Inc. (Software)(a)	116
3,407	CME Group, Inc. (Diversified Financial Services)	315
2,763	Coach, Inc. (Textiles, Apparel & Luxury Goods)	80
6,487	Cognizant Technology Solutions Corp. (IT Services)(a)	406
9,613	Colgate-Palmolive Co. (Household Products)	610
862	Commerce Bancshares, Inc. (Banks)	39
1,331	Copart, Inc. (Commercial Services & Supplies)(a)	44
505	Crane Co. (Machinery)	24
10,500	CSX Corp. (Road & Rail)	282
570	Cullen/Frost Bankers, Inc. (Banks)	36
1,258	Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	86
1,847	DaVita Healthcare Partners, Inc. (Health Care Providers & Services)(a)	134
1,400	Dentsply International, Inc. (Health Care Equipment & Supplies)	71
965	Dick’s Sporting Goods, Inc. (Specialty Retail)	48
426	Dolby Laboratories, Inc., Class - A (Electronic Equipment, Instruments & Components)	14
2,411	Dollar Tree, Inc. (Multiline Retail)(a)	162
1,437	Donaldson Co., Inc. (Machinery)	40
1,678	Dover Corp. (Machinery)	95
2,009	Dr. Pepper Snapple Group, Inc. (Beverages)	159
409	Dril-Quip, Inc. (Energy Equipment & Services)(a)	24
386	DST Systems, Inc. (IT Services)	41
1,240	Eaton Vance Corp. (Capital Markets)	41
12,909	eBay, Inc. (Internet Software & Services)(a)	315
2,804	Ecolab, Inc. (Chemicals)	308
622	Edgewell Personal Care Co. (Personal Products)	51
1,126	Edwards Lifesciences Corp. (Health Care Equipment & Supplies)(a)	160
10,397	Eli Lilly & Co. (Pharmaceuticals)	870
20,634	EMC Corp. (Technology Hardware, Storage & Peripherals)	499
1,916	Expeditors International of Washington, Inc. (Air Freight & Logistics)	90
7,750	Express Scripts Holding Co. (Health Care Providers & Services)(a)	628
18,581	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1,382
720	F5 Networks, Inc. (Communications Equipment)(a)	83
418	FactSet Research Systems, Inc. (Software)	67
3,079	Fastenal Co. (Trading Companies & Distributors)	113
1,422	First Republic Bank (Banks)	90

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
2,515	Fiserv, Inc. (IT Services)(a)	$218
961	FleetCor Technologies, Inc. (IT Services)(a)	132
1,471	FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	41
1,468	Fluor Corp. (Construction & Engineering)	62
2,311	FMC Technologies, Inc. (Energy Equipment & Services)(a)	72
443	Fossil Group, Inc. (Textiles, Apparel & Luxury Goods)(a)	25
4,062	Franklin Resources, Inc. (Capital Markets)	151
1,128	GameStop Corp., Class - A (Specialty Retail)	46
2,387	Gap, Inc. (Specialty Retail)	68
1,595	Genuine Parts Co. (Distributors)	132
1,081	Google, Inc. (Internet Software & Services)(a)	658
1,057	Google, Inc., Class - A (Internet Software & Services)(a)	675
1,295	Harris Corp. (Communications Equipment)	95
877	Henry Schein, Inc. (Health Care Providers & Services)(a)	116
1,525	Hershey Co. (Food Products)	140
1,341	Hormel Foods Corp. (Food Products)	85
579	Hubbell, Inc., Class - B (Electrical Equipment)	49
780	IDEX Corp. (Machinery)	56
935	IDEXX Laboratories, Inc. (Health Care Equipment & Supplies)(a)	69
687	IHS, Inc. (Professional Services)(a)	80
1,637	Ingram Micro, Inc. (Electronic Equipment, Instruments & Components)	45
47,145	Intel Corp. (Semiconductors & Semiconductor Equipment)	1,421
9,202	International Business Machines Corp. (IT Services)	1,334
809	International Flavors & Fragrances, Inc. (Chemicals)	84
2,929	Intuit, Inc. (Software)	260
818	Jack Henry & Associates, Inc. (IT Services)	57
1,315	Jacobs Engineering Group, Inc. (Construction & Engineering)(a)	49
486	John Wiley & Sons, Inc., Class - A (Media)	24
14,620	Johnson & Johnson (Pharmaceuticals)	1,365
3,870	Kimberly-Clark Corp. (Household Products)	422
2,123	Kohl’s Corp. (Multiline Retail)	98
1,051	Laboratory Corp. of America Holdings (Health Care Providers & Services)(a)	114
468	Landstar System, Inc. (Road & Rail)	30
796	Lincoln Electric Holdings, Inc. (Machinery)	42

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
2,510	Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	$101
3,042	LKQ Corp. (Distributors)(a)	86
2,884	Lockheed Martin Corp. (Aerospace & Defense)	598
1,116	Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)(a)	57
10,622	MasterCard, Inc., Class - A (IT Services)	957
1,340	McCormick & Co., Inc. (Food Products)	110
10,185	McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,003
2,460	McKesson Corp. (Health Care Providers & Services)	456
2,120	Mead Johnson Nutrition Co. (Food Products)	150
937	MEDNAX, Inc. (Health Care Providers & Services)(a)	72
281	Mettler-Toledo International, Inc. (Life Sciences Tools & Services)(a)	80
31,484	Microsoft Corp. (Software)	1,394
164	Morningstar, Inc. (Media)	13
502	MSC Industrial Direct Co., Inc., Class - A (Trading Companies & Distributors)	31
887	National Fuel Gas Co. (Gas Utilities)	44
1,184	National Instruments Corp. (Electronic Equipment, Instruments & Components)	33
4,059	National Oilwell Varco, Inc. (Energy Equipment & Services)	152
90	NewMarket Corp. (Chemicals)	32
7,207	NIKE, Inc., Class - B (Textiles, Apparel & Luxury Goods)	885
1,471	Nordstrom, Inc. (Multiline Retail)	105
3,240	Norfolk Southern Corp. (Road & Rail)	248
8,162	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	540
1,035	Oceaneering International, Inc. (Energy Equipment & Services)	41
731	Old Dominion Freight Line, Inc. (Road & Rail)(a)	45
33,667	Oracle Corp. (Software)	1,216
267	Panera Bread Co., Class - A (Hotels, Restaurants & Leisure)(a)	52
905	Patterson Cos., Inc. (Health Care Providers & Services)	39
3,398	Paychex, Inc. (IT Services)	162
11,285	PayPal Holdings, Inc. (IT Services)(a)	350
14,773	PepsiCo, Inc. (Beverages)	1,393
5,755	Phillips 66 (Oil, Gas & Consumable Fuels)	442
3,063	Praxair, Inc. (Chemicals)	312
1,470	Precision Castparts Corp. (Aerospace & Defense)	338
15,144	Qualcomm, Inc. (Communications Equipment)	814
1,502	Quest Diagnostics, Inc. (Health Care Providers & Services)	92
1,294	Rackspace Hosting, Inc. (Internet Software & Services)(a)	32

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (concluded) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
3,243	Raytheon Co. (Aerospace & Defense)	$354
1,922	Red Hat, Inc. (Software)(a)	138
1,410	ResMed, Inc. (Health Care Equipment & Supplies)	72
8,772	Reynolds American, Inc. (Tobacco)	388
1,354	Robert Half International, Inc. (Professional Services)	69
1,385	Rockwell Collins, Inc. (Aerospace & Defense)	113
997	Rollins, Inc. (Commercial Services & Supplies)	27
1,053	Roper Industries, Inc. (Industrial Conglomerates)	165
4,399	Ross Stores, Inc. (Specialty Retail)	213
1,429	SCANA Corp. (Multi-Utilities)	80
916	Scripps Networks Interactive, Class - A (Media)	45
1,253	Sigma-Aldrich Corp. (Chemicals)	174
582	Snap-on, Inc. (Machinery)	88
701	SolarWinds, Inc. (Software)(a)	28
1,060	Sonoco Products Co. (Containers & Packaging)	40
767	Spirit Airlines, Inc. (Airlines)(a)	36
6,406	Staples, Inc. (Specialty Retail)	75
15,946	Starbucks Corp. (Hotels, Restaurants & Leisure)	906
6,311	Sysco Corp. (Food & Staples Retailing)	246
2,771	T. Rowe Price Group, Inc. (Capital Markets)	193
2,672	TD Ameritrade Holdg Corp. (Capital Markets)	85
1,492	Teradata Corp. (IT Services)(a)	43
1,714	The ADT Corp. (Commercial Services & Supplies)	51
1,375	The Clorox Co. (Household Products)	159
35,816	The Coca-Cola Co. (Beverages)	1,437
379	The Dun & Bradstreet Corp. (Professional Services)	40
2,195	The Estee Lauder Cos., Inc., Class - A (Personal Products)	177
1,252	The J.M. Smucker Co. (Food Products)	143
2,909	The McGraw-Hill Cos., Inc. (Diversified Financial Services)	252
573	The Middleby Corp. (Machinery)(a)	60
18,925	The Procter & Gamble Co. (Household Products)	1,361
862	The Sherwin-Williams Co. (Chemicals)	192
9,653	The Southern Co. (Electric Utilities)	431
13,192	The Walt Disney Co. (Media)	1,349
4,231	Thermo Electron Corp. (Life Sciences Tools & Services)	518
1,182	Tiffany & Co. (Specialty Retail)	91
693	Towers Watson & Co., Class - A (Professional Services)	81
2,607	Trimble Navigation Ltd. (Electronic Equipment, Instruments & Components)(a)	43
674	Ulta Salon, Cosmetics & Fragrance, Inc. (Specialty Retail)(a)	110
9,305	Union Pacific Corp. (Road & Rail)	822

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
9,461	United Technologies Corp. (Aerospace & Defense)	$842
3,593	V.F. Corp. (Textiles, Apparel & Luxury Goods)	245
1,000	Varian Medical Systems, Inc. (Health Care Equipment & Supplies)(a)	74
862	VCA Antech, Inc. (Health Care Providers & Services)(a)	45
1,571	Versik Analytics, Inc., Class - A (Professional Services)(a)	116
19,344	Visa, Inc., Class - A (IT Services)	1,349
820	VMware, Inc., Class - A (Software)(a)	65
701	W.W. Grainger, Inc. (Trading Companies & Distributors)	150
966	Wabtec Corp. (Machinery)	85
867	Waters Corp. (Life Sciences Tools & Services)(a)	102
5,408	Western Union Co. (IT Services)	99
3,752	Whole Foods Market, Inc. (Food & Staples Retailing)	119
756	World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	27
5,306	Xcel Energy, Inc. (Electric Utilities)	188
1,813	Xylem, Inc. (Machinery)	60
9,972	Yahoo!, Inc. (Internet Software & Services)(a)	288

		52,993

	Total Common Stocks	116,703

	Preferred Stock — 0.05%
	Germany — 0.05%
800	Bayerische Motoren Werke AG - Preferred (Automobiles)	55

	Total Preferred Stock	55

	Mutual Funds — 0.37%
187,000	Dreyfus Treasury Prime Cash Management Fund, 0.00%(b)	187
249,000	SSgA Treasury Money Market Fund, 0.00%(b)	249

	Total Mutual Funds	436

	Total Investments (cost $129,464) — 99.61%	117,194
	Other assets in excess of liabilities — 0.39%	457

	Net Assets — 100.00%	$117,651

(a)	Represents non-income producing security.
(b)	Rate disclosed is the rate in effect on September 30, 2015.

FDR—Fiduciary Depositary Receipt

REIT—Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The ESG Growth Portfolio	Cadence Capital Management, LLC	Mellon Capital Management Corporation	Total
Common Stocks	53.02%	46.17%	99.19%
Preferred Stock	0.05%	—	0.05%
Mutual Funds	0.16%	0.21%	0.37%
Other Assets (Liabilities)	0.32%	0.07%	0.39%

Total Net Assets	53.55%	46.45%	100.00%

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 86.61%
	Australia — 4.61%
10,860	Ansell Ltd. (Health Care Equipment & Supplies)	$144
174,270	AusNet Services (Electric Utilities)	167
239,579	Australia & New Zealand Banking Group Ltd. (Banks)	4,576
32,057	Bank of Queensland Ltd. (Banks)	262
40,611	Bendigo & Adelaide Bank Ltd. (Banks)	284
575,503	BHP Billiton Ltd. (Metals & Mining)	9,087
23,891	CIMIC Group Ltd. (Construction & Engineering)	397
143,034	Commonwealth Bank of Australia (Banks)	7,341
113,193	Dexus Property Group (Real Estate Investment Trusts)	571
574,872	Federation Centres (Real Estate Investment Trusts)	1,110
294,423	GPT Group (Real Estate Investment Trusts)	935
56,341	Iluka Resources Ltd. (Metals & Mining)	247
207,579	Insurance Australia Group Ltd. (Insurance)	710
64,898	Lend Lease Group Ltd. (Real Estate Management & Development)	574
646,976	Mirvac Group (Real Estate Investment Trusts)	785
206,747	National Australia Bank Ltd. (Banks)	4,374
16,516	Newcrest Mining Ltd. (Metals & Mining)(a)	149
949,471	Scentre Group (Real Estate Investment Trusts)	2,612
60,567	Seek Ltd. (Professional Services)	513
413,738	Stockland Trust Group (Real Estate Investment Trusts)	1,124
112,759	Suncorp Group Ltd. (Insurance)	969
26,392	Sydney Airport (Transportation Infrastructure)	111
779,468	Telstra Corp. Ltd. (Diversified Telecommunication Services)	3,081
487,565	Westfield Corp. (Real Estate Investment Trusts)	3,431
276,773	Westpac Banking Corp. (Banks)	5,812
189,297	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	3,873
311,195	Woolworths Ltd. (Food & Staples Retailing)	5,453
73,993	WorleyParsons Ltd. (Energy Equipment & Services)	310

		59,002

	Austria — 0.10%
33,745	OMV AG (Oil, Gas & Consumable Fuels)	821
8,889	Raiffeisen Bank International AG (Banks)(a)	117
3,383	Vienna Insurance Group Wiener Staedtische Versicherung AG (Insurance)	100
6,324	Voestalpine AG (Metals & Mining)	217

		1,255

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Belgium — 1.07%
16,467	Ageas (Insurance)	$677
70,017	Anheuser-Busch InBev NV (Beverages)	7,445
19,592	Belgacom SA (Diversified Telecommunication Services)	678
5,547	Groupe Bruxelles Lambert SA (Diversified Financial Services)	419
19,518	KBC Groep NV (Banks)	1,234
13,269	Solvay SA (Chemicals)	1,356
17,022	Telenet Group Holding NV (Media)(a)	978
11,558	UCB SA (Pharmaceuticals)	905

		13,692

	Bermuda — 0.09%
80,000	Beijing Enterprises Water Group Ltd. (Water Utilities)	56
14,600	Golar LNG Ltd. (Oil, Gas & Consumable Fuels)	407
27,901	Seadrill Ltd. (Energy Equipment & Services)^(a)	163
122,000	Sihuan Pharmaceutical Holdings Group Ltd. (Pharmaceuticals)(b)	69
133,167	Yue Yuen Industrial Holdings Ltd. (Textiles, Apparel & Luxury Goods)	496

		1,191

	Brazil — 0.10%
67,680	Banco Bradesco SA, ADR (Banks)	363
65,600	Companhia Vale do Rio Doce, ADR (Metals & Mining)	220
33,700	Hypermarcas SA (Personal Products)(a)	129
56,940	Itau Unibanco Holding SA, ADR (Banks)	376
54,500	Vale SA, ADR (Metals & Mining)^	229

		1,317

	Canada — 0.45%
10,600	Alimentation Couche-Tard, Inc., Class - B (Food & Staples Retailing)	488
168,020	Baytex Energy Corp. (Oil, Gas & Consumable Fuels)	538
3,300	Canadian National Railway Co. (Road & Rail)	187
22,300	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	338
60,100	Centerra Gold, Inc. (Metals & Mining)	340
14,100	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	524
118,984	First Quantum Minerals Ltd. (Metals & Mining)(c)	436
75,680	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	2,398
22,900	Labrador Iron Ore Royalty Corp. (Metals & Mining)^	245
13,100	Potash Corp. of Saskatchewan, Inc. (Chemicals)	269

		5,763

	Cayman Islands — 0.05%
1,012	Chailease Holding Co. Ltd. (Diversified Financial Services)	2

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Cayman Islands (continued)
8,300	Ctrip.com International, ADR (Internet & Catalog Retail)(a)	$524
69,500	Stella International Holdings Ltd. (Textiles, Apparel & Luxury Goods)	171

		697

	China — 1.34%
20,447	Baidu, Inc., ADR (Internet Software & Services)(a)	2,810
525,613	Bank of China Ltd., H Shares (Banks)	227
33,500	China COSCO Holdings Co. Ltd., H Shares (Marine)(a)(b)	21
481,610	China Mobile Ltd. (Wireless Telecommunication Services)	5,764
119,000	China Pacific Insurance Group Co. Ltd. (Insurance)	444
49,000	China Shipping Container Lines Co. Ltd., H Shares (Marine)(a)(b)	20
2,906,382	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	2,993
22,000	Cosco Pacific Ltd. (Transportation Infrastructure)(b)(d)	29
268,808	Industrial & Commercial Bank of China Ltd., H Shares (Banks)	155
10,000	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	474
270,500	PICC Property & Casualty Co. Ltd., H Shares (Insurance)	530
234,478	Ping An Insurance Group Co. of China (Insurance)	1,171
66,000	Shanghai Fosun Pharmaceutical (Group) Co. Ltd., H Shares (Pharmaceuticals)	207
225,000	Sunny Optical Technology Group Co. Ltd. (Electronic Equipment, Instruments & Components)^	451
108,735	Tencent Holdings Ltd. (Internet Software & Services)	1,833
14,000	Weichai Power Co. Ltd. (Machinery)	13

		17,142

	Denmark — 1.26%
976	A.P. Moller - Maersk A/S, Class - A (Marine)	1,470
3,333	A.P. Moller - Maersk A/S, Class - B (Marine)	5,138
101,396	Danske Bank A/S (Banks)	3,065
14,713	Genmab A/S (Biotechnology)(a)	1,353
57,978	ISS A/S (Commercial Services & Supplies)	1,926
31,987	Novo Nordisk A/S, Class - B (Pharmaceuticals)	1,726
210,117	TDC A/S (Diversified Telecommunication Services)	1,084
17,117	Tryg A/S (Insurance)	333

		16,095

	Finland — 0.53%
14,163	Elisa Oyj (Diversified Telecommunication Services)	479

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Finland (continued)
43,543	Fortum Oyj (Electric Utilities)	$644
24,117	Metso Oyj (Machinery)	502
23,990	Nokian Renkaat Oyj (Auto Components)	777
20,396	Orion Oyj, Class - B (Pharmaceuticals)	772
41,222	Sampo Oyj, A Shares (Insurance)	1,994
111,015	UPM-Kymmene Oyj (Paper & Forest Products)	1,666

		6,834

	France — 8.41%
163,454	AXA SA (Insurance)	3,968
75,024	BNP Paribas (Banks)	4,417
51,114	Bouygues SA (Construction & Engineering)	1,814
14,814	Casino Guichard-Perrachon SA (Food & Staples Retailing)	789
11,436	CNP Assurances (Insurance)	159
94,748	Compagnie de Saint-Gobain (Building Products)	4,112
8,771	Danone SA (Food Products)	554
41,287	Edenred (Commercial Services & Supplies)	676
15,491	Electricite de France SA (Electric Utilities)	274
356,648	ENGIE (Multi-Utilities)^	5,770
821	Essilor International SA (Health Care Equipment & Supplies)	100
36,238	Eutelsat Communications (Media)	1,111
3,072	Fonciere des Regions (Real Estate Investment Trusts)	268
2,900	Gecina SA (Real Estate Investment Trusts)	354
3,894	Icade (Real Estate Investment Trusts)	264
8,037	JC Decaux SA (Media)	292
17,325	Klepierre (Real Estate Investment Trusts)	785
27,531	Lagardere SCA (Media)	763
69,595	Legrand SA (Electrical Equipment)	3,702
10,625	L’Oreal SA (Personal Products)	1,847
12,178	LVMH Moet Hennessy Louis Vuitton SA (Textiles, Apparel & Luxury Goods)	2,073
45,958	Natixism SA (Banks)	254
20,334	Numericable - SFR (Media)(a)	941
257,621	Orange (Diversified Telecommunication Services)(c)	3,905
22,820	Pernod Ricard SA (Beverages)	2,304
9,988	Renault SA (Automobiles)	721
55,044	Rexel SA (Trading Companies & Distributors)	678
14,318	Safran SA (Aerospace & Defense)	1,077
204,628	Sanofi-Aventis (Pharmaceuticals)	19,478
62,517	Schneider Electric SA (Electrical Equipment)	3,501
10,054	SCOR SE (Insurance)	361
9,500	Societe Generale (Banks)	425
17,343	Suez Environnement Co. (Multi-Utilities)	312
79,580	Technip SA (Energy Equipment & Services)	3,766
362,506	Total SA (Oil, Gas & Consumable Fuels)^	16,304

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
10,632	Unibail-Rodamco SE (Real Estate Investment Trusts)	$2,755
22,021	Veolia Environnement (Multi-Utilities)	502
121,375	Vinci SA (Construction & Engineering)	7,717
240,753	Vivendi (Media)	5,704
120,938	Zodiac Aerospace (Aerospace & Defense)	2,776

		107,573

	Germany — 6.62%
29,160	Allianz SE (Insurance)	4,581
7,308	Axel Springer AG (Media)	409
116,028	BASF SE (Chemicals)	8,874
62,907	Bayer AG (Pharmaceuticals)	8,070
69,768	Bayerische Motoren Werke AG (Automobiles)	6,086
18,080	Beiersdorf AG (Personal Products)	1,602
7,122	Brenntag AG (Trading Companies & Distributors)	384
179,910	Daimler AG (Automobiles)	13,098
55,269	Deutsche Bank AG (Capital Markets)	1,491
8,554	Deutsche Boerse AG (Diversified Financial Services)	738
163,763	Deutsche Post AG (Air Freight & Logistics)	4,536
280,846	Deutsche Telekom AG (Diversified Telecommunication Services)	4,999
40,032	Deutsche Wohnen AG (Real Estate Management & Development)(c)	1,070
81,391	E.ON AG (Multi-Utilities)	699
9,000	ElringKlinger AG (Auto Components)	173
5,598	Freenet AG (Wireless Telecommunication Services)	185
12,637	GEA Group AG (Machinery)	482
2,783	Hannover Rueckversicherung AG (Insurance)	285
10,650	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	1,197
17,523	Lanxess AG (Chemicals)	820
38,890	Linde AG (Chemicals)	6,316
5,330	MAN SE (Machinery)	543
25,219	Metro AG (Food & Staples Retailing)	698
4,249	MTU Aero Engines Holding AG (Aerospace & Defense)	356
8,220	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	1,535
46,276	ProSiebenSat.1 Media AG, Registered Shares (Media)	2,271
22,375	RWE AG (Multi-Utilities)	254
42,483	SAP AG (Software)	2,752
98,984	Siemens AG (Industrial Conglomerates)	8,842
28,306	TAG Immobilien AG (Real Estate Management & Development)^	336
47,890	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	293
17,932	Vonovia SE (Real Estate Management & Development)	577
3,923	Wirecard AG (IT Services)	188

		84,740

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong — 2.35%
867,580	AIA Group Ltd. (Insurance)(c)	$4,512
4,600	Alibaba Group Holding Ltd., ADR (Internet Software & Services)(a)	271
19,000	Beijing Enterprises Holdings Ltd. (Industrial Conglomerates)	114
338,055	BOC Hong Kong (Holdings) Ltd. (Banks)	997
106,759	Cheung Kong Infrastructure Holdings Ltd. (Electric Utilities)	957
282,000	China Everbright International Ltd. (Commercial Services & Supplies)	396
558,059	China Merchants Holdings (International) Co. Ltd. (Transportation Infrastructure)	1,648
157,593	CLP Holdings Ltd. (Electric Utilities)	1,347
172,000	First Pacific Co. Ltd. (Diversified Financial Services)	105
334,000	Hanergy Thin Film Power Group Ltd. (Semiconductors & Semiconductor Equipment)(a)(b)	169
406,675	Hang Lung Properties Ltd. (Real Estate Management & Development)	915
68,806	Hang Seng Bank Ltd. (Banks)	1,241
673,680	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	801
96,000	Hysan Development Co. (Real Estate Management & Development)	400
120,500	Kerry Properties Ltd. (Real Estate Management & Development)	331
1,746,000	Li & Fung Ltd. (Textiles, Apparel & Luxury Goods)	1,338
8,800	Melco Crown Entertainment Ltd., ADR (Hotels, Restaurants & Leisure)	121
229,374	MTR Corp. Ltd. (Road & Rail)	997
925,483	New World Development Co. Ltd. (Real Estate Management & Development)	901
750,000	PCCW Ltd. (Diversified Telecommunication Services)	386
124,724	Power Assets Holdings Ltd. (Electric Utilities)	1,180
457,205	Sino Land Co. Ltd. (Real Estate Management & Development)	696
707,483	SJM Holdings Ltd. (Hotels, Restaurants & Leisure)	504
293,256	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	3,826
123,208	Swire Pacific Ltd., Class - A (Real Estate Management & Development)	1,381
114,804	The Bank of East Asia Ltd. (Banks)	386
467,908	The Link Real Estate Investment Trust (Real Estate Investment Trusts)	2,576
270,970	The Wharf (Holdings) Ltd. (Real Estate Management & Development)	1,529

		30,025

	India — 0.05%
32,514	Infosys Ltd., ADR (IT Services)	621

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Ireland — 0.74%
1,410,696	Bank of Ireland (Banks)(a)	$552
75,970	CRH PLC (Construction Materials)	2,005
83,510	Medtronic PLC (Health Care Equipment & Supplies)	5,590
17,057	Ryanair Holdings PLC, ADR (Airlines)	1,336

		9,483

	Israel — 0.45%
145,601	Bank Leumi Le-Israel (Banks)(a)	544
255,224	Bezeq The Israeli Telecommunication Corp. Ltd. (Diversified Telecommunication Services)	489
1,166	Delek Group Ltd. (Oil, Gas & Consumable Fuels)	255
126,515	Israel Chemicals Ltd. (Chemicals)	651
65,132	Teva Pharmaceutical Industries Ltd. (Pharmaceuticals)	3,683
534	The Israel Corp. Ltd. (Chemicals)	128

		5,750

	Italy — 0.85%
54,555	Atlantia SpA (Transportation Infrastructure)	1,526
216,132	Enel SpA (Electric Utilities)	964
343,178	Eni SpA (Oil, Gas & Consumable Fuels)	5,397
54,186	Intesa Sanpaolo SpA (Banks)	175
178,684	Mediaset SpA (Media)	823
66,578	Snam Rete Gas SpA (Gas Utilities)	342
813,017	Telecom Italia SpA (Diversified Telecommunication Services)(a)	1,002
397,644	Telecom Italia SpA (Diversified Telecommunication Services)	408
49,552	Terna - Rete Elettrica Nationale SpA (Electric Utilities)	241

		10,878

	Japan — 17.23%
133,486	Aeon Co. Ltd. (Food & Staples Retailing)	2,071
5,861	Aeon Credit Service Co. Ltd. (Consumer Finance)	116
39,824	Aisin Seiki Co. Ltd. (Auto Components)	1,336
58,162	Aozora Bank Ltd. (Banks)	202
223,229	Asahi Glass Co. Ltd. (Building Products)	1,304
15,980	Benesse Holdings, Inc. (Diversified Consumer Services)	427
128,611	Bridgestone Corp. (Auto Components)	4,452
46,700	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	563
247,210	Canon, Inc. (Technology Hardware, Storage & Peripherals)	7,152
1,100	COSMOS Pharmaceutical Corp. (Food & Staples Retailing)	129
124,577	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	1,204
41,763	Daihatsu Motor Co. Ltd. (Automobiles)^	483
145,878	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	2,532
7,279	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	740

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
59,650	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	$1,478
82,000	Daiwa Securities Group, Inc. (Capital Markets)	531
109,700	Denso Corp. (Auto Components)	4,648
58,400	East Japan Railway Co. (Road & Rail)	4,922
57,457	Eisai Co. Ltd. (Pharmaceuticals)	3,390
5,600	EXEDY Corp. (Auto Components)	124
13,259	FamilyMart Co. Ltd. (Food & Staples Retailing)	605
41,300	Fanuc Ltd. (Machinery)	6,354
40,886	Fukuoka Financial Group, Inc. (Banks)	195
52,200	Hamamatsu Photonics K.K. (Electronic Equipment, Instruments & Components)	1,181
3,396	Hikari Tsushin, Inc. (Specialty Retail)	238
21,341	Hitachi Construction Machinery Co. Ltd. (Machinery)	286
1,847,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	9,320
8,841	Hokuriku Electric Power Co. (Electric Utilities)	119
336,236	Honda Motor Co. Ltd. (Automobiles)	10,037
2,300	Hoshizaki Electric Co. Ltd. (Machinery)	161
23,800	IBIDEN Co. Ltd. (Electronic Equipment, Instruments & Components)	312
18,298	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	280
491,000	IHI Corp. (Machinery)	1,262
31,530	Iida Group Holdings Co. Ltd. (Household Durables)	493
344,817	ITOCHU Corp. (Trading Companies & Distributors)	3,646
11,100	ITOCHU Techno-Solutions Corp. (IT Services)	237
90	Japan Prime Realty Investment Corp. (Real Estate Investment Trusts)	293
126	Japan Real Estate Investment Corp. (Real Estate Investment Trusts)	580
262	Japan Retail Fund Investment Corp. (Real Estate Investment Trusts)	507
250,009	Japan Tobacco, Inc. (Tobacco)	7,756
97,600	JFE Holdings, Inc. (Metals & Mining)	1,281
6,000	JGC Corp. (Construction & Engineering)	80
56,379	JS Group Corp. (Building Products)	1,148
38,954	JSR Corp. (Chemicals)	562
503,506	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,819
67,570	Kaneka Corp. (Chemicals)	498
324,000	Kawasaki Heavy Industries Ltd. (Machinery)	1,119
478,900	KDDI Corp. (Wireless Telecommunication Services)	10,720
3,620	Keyence Corp. (Electronic Equipment, Instruments & Components)	1,617
184,263	Kirin Holdings Co. Ltd. (Beverages)	2,417
613,986	Kobe Steel Ltd. (Metals & Mining)	666
191,745	Komatsu Ltd. (Machinery)	2,815
19,447	Konami Corp. (Software)	420

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
33,000	Kubota Corp. (Machinery)	$454
74,884	Kuraray Co. Ltd. (Chemicals)	933
24,821	Kurita Water Industries Ltd. (Machinery)	527
13,794	Lawson, Inc. (Food & Staples Retailing)	1,018
391,516	Marubeni Corp. (Trading Companies & Distributors)	1,918
9,487	Maruichi Steel Tube Ltd. (Metals & Mining)	215
333,345	Mitsubishi Corp. (Trading Companies & Distributors)	5,464
76,018	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	351
216,204	Mitsubishi Materials Corp. (Metals & Mining)	657
49,026	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	865
792,505	Mitsubishi UFJ Financial Group, Inc. (Banks)	4,789
380,988	Mitsui & Co. Ltd. (Trading Companies & Distributors)	4,283
1,143,277	Mizuho Financial Group, Inc. (Banks)	2,139
10,500	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	1,357
72,167	NGK Insulators Ltd. (Machinery)	1,381
2,000	Nidec Corp. (Electrical Equipment)	138
290,299	Nikon Corp. (Household Durables)^	3,511
145	Nippon Building Fund, Inc. (Real Estate Investment Trusts)	702
78,423	Nippon Electric Glass Co. Ltd. (Electronic Equipment, Instruments & Components)	379
154	Nippon Prologis REIT, Inc. (Real Estate Investment Trusts)	279
94,800	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	3,340
328,000	Nippon Yusen Kabushiki Kaisha (Marine)	760
602,854	Nissan Motor Co. Ltd. (Automobiles)	5,544
181,200	Nomura Holdings, Inc. (Capital Markets)	1,052
12,411	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	250
190,925	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	3,221
178,822	Oji Paper Co. Ltd. (Paper & Forest Products)	768
67,100	Olympus Corp. (Health Care Equipment & Supplies)	2,094
1,500	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	178
16,682	Oracle Corp. Japan (Software)	705
105,712	Osaka Gas Co. Ltd. (Gas Utilities)	401
81,015	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	2,587
23,384	Park24 Co. Ltd. (Commercial Services & Supplies)	439
110,238	Resona Holdings, Inc. (Banks)	562

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
195,883	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	$1,977
6,100	Rinnai Corp. (Household Durables)	465
1,600	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	71
2,900	Ryohin Keikaku Co. (Multiline Retail)	591
11,915	Sankyo Co. Ltd. (Leisure Products)	424
37,100	Sega Sammy Holdings, Inc. (Leisure Products)	362
92,793	Sekisui Chemical Co. Ltd. (Household Durables)	977
115,452	Sekisui House Ltd. (Household Durables)	1,809
4,400	Shimano, Inc. (Leisure Products)	618
37,100	Shin-Etsu Chemical Co. Ltd. (Chemicals)	1,902
39,594	Showa Shell Sekiyu K.K. (Oil, Gas & Consumable Fuels)	312
3,300	SMC Corp. (Machinery)	723
16,600	SoftBank Corp. (Wireless Telecommunication Services)	768
8,608	Sony Financial Holdings, Inc. (Insurance)	141
249,286	Sumitomo Corp. (Trading Companies & Distributors)	2,411
106,226	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	1,207
166,448	Sumitomo Mitsui Financial Group, Inc. (Banks)	6,312
161,832	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	593
37,391	Sumitomo Rubber Industries Ltd. (Auto Components)	519
7,900	Sysmex Corp. (Health Care Equipment & Supplies)	417
172,911	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	7,587
15,042	The Chugoku Electric Power Co., Inc. (Electric Utilities)	207
22,500	The Yokohama Rubber Co. Ltd. (Auto Components)	397
62,981	TonenGeneral Sekiyu K.K. (Oil, Gas & Consumable Fuels)	610
121,522	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	979
13,862	Toyoda Gosei Co. Ltd. (Auto Components)	272
383,703	Toyota Motor Corp. (Automobiles)	22,468
42,970	Toyota Tsusho Corp. (Trading Companies & Distributors)	906
36,627	Trend Micro, Inc. (Software)	1,294
262	United Urban Investment Corp. (Real Estate Investment Trusts)	350
37,519	West Japan Railway Co. (Road & Rail)	2,352
78,900	Yahoo Japan Corp. (Internet Software & Services)	300

		220,410

	Jersey — 0.17%
176,893	Glencore International PLC (Metals & Mining)	245

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Jersey (continued)
90,235	WPP PLC (Media)	$1,879

		2,124

	Liberia — 0.07%
10,647	Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	949

	Luxembourg — 0.33%
6,089	RTL Group (Media)	525
94,246	SES - FDR, Class - A (Media)	2,974
60,535	Tenaris SA (Energy Equipment & Services)	728

		4,227

	Mexico — 0.16%
21,112	Cemex SAB de CV, ADR (Construction Materials)(a)	148
72,342	Grupo Televisa SA, ADR (Media)	1,882

		2,030

	Netherlands — 2.73%
35,435	AEGON NV (Insurance)	203
16,159	Airbus Group NV (Aerospace & Defense)	957
116,938	Akzo Nobel NV (Chemicals)	7,604
48,115	ASML Holding NV (Semiconductors & Semiconductor Equipment)	4,229
5,261	ASML Holding NV, NYS (Semiconductors & Semiconductor Equipment)	463
4,392	Delta Lloyd NV (Insurance)	37
9,640	Gemalto NV (Software)	627
1,387	Heineken Holding NV (Beverages)	112
16,608	ING Groep NV (Banks)	235
75,410	Koninklijke Ahold NV (Food & Staples Retailing)	1,471
5,881	Koninklijke Boskalis Westminster NV (Construction & Engineering)	257
29,423	Koninklijke DSM NV (Chemicals)	1,358
77,759	Koninklijke Philips Electronics NV (Industrial Conglomerates)	1,829
4,147	Koninklijke Vopak NV (Oil, Gas & Consumable Fuels)	166
2,521	NN Group NV (Insurance)	72
7,922	Randstad Holding NV (Professional Services)	473
446,179	Reed Elsevier NV (Media)	7,289
4,300	Sensata Technologies Holding NV (Electrical Equipment)(a)	191
266,410	TNT NV (Air Freight & Logistics)(a)	974
142,403	Unilever NV (Personal Products)	5,708
23,060	Wolters Kluwer NV (Media)	711

		34,966

	New Zealand — 0.04%
55,400	Infratil Ltd. (Electric Utilities)	108
38,263	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	52

Shares	Security Description	Value (000)
	Common Stocks (continued)
	New Zealand (continued)
162,599	Telecom Corp. of New Zealand Ltd. (Diversified Telecommunication Services)	$311

		471

	Norway — 0.51%
30,391	DNB ASA (Banks)	396
10,560	Gjensidige Forsikring ASA (Insurance)	142
159,862	Orkla ASA (Food Products)	1,183
230,475	Statoil ASA (Oil, Gas & Consumable Fuels)	3,360
76,205	Telenor ASA (Diversified Telecommunication Services)	1,425

		6,506

	Papua New Guinea — 0.04%
104,432	Oil Search Ltd. (Oil, Gas & Consumable Fuels)	530

	Portugal — 0.07%
247,646	EDP - Energias de Portugal SA (Electric Utilities)	907

	Russia — 0.03%
10,545	LUKOIL OAO, ADR (Oil, Gas & Consumable Fuels)	359

	Singapore — 1.11%
396,772	Ascendas Real Estate Investment Trust (Real Estate Investment Trusts)	654
377,944	CapitaCommercial Trust (Real Estate Investment Trusts)	357
456,815	CapitaMall Trust (Real Estate Investment Trusts)	611
11,098	DBS Group Holdings Ltd. (Banks)	127
1,638,441	Hutchison Port Holdings Trust (Transportation Infrastructure)	902
541,199	Keppel Corp. Ltd. (Industrial Conglomerates)	2,589
345,700	SembCorp Industries Ltd. (Industrial Conglomerates)	844
307,117	SembCorp Marine Ltd. (Machinery)^	496
453,681	Singapore Press Holdings Ltd. (Media)	1,225
373,227	Singapore Tech Engineering (Aerospace & Defense)	783
1,704,079	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	4,314
111,926	StarHub Ltd. (Wireless Telecommunication Services)	273
443,980	Suntec REIT (Real Estate Investment Trusts)	469
684,136	Yangzijiang Shipbuilding Holdings Ltd. (Machinery)	547

		14,191

	South Africa — 0.01%
43,895	African Bank Investments Ltd. (Diversified Financial Services)(a)(b)	—
1,200	Naspers Ltd. (Media)	151

		151

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Korea — 0.88%
15,370	Hyundai Motor Co. Ltd. (Automobiles)	$2,136
29,333	KT&G Corp. (Tobacco)	2,760
10	Orion Corp. (Food Products)	8
984	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	944
24,622	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	5,463

		11,311

	Spain — 2.36%
100,132	Abertis Infraestructuras SA (Transportation Infrastructure)	1,584
44,051	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	1,267
7,400	Amadeus IT Holding SA, A Shares (IT Services)	317
394,888	Banco Bilbao Vizcaya Argentaria SA (Banks)	3,339
920,532	Banco Santander SA (Banks)	4,895
790,193	CaixaBank SA (Banks)(c)	3,049
57,293	Corporacion Mapfre (Insurance)	150
12,655	Enagas (Gas Utilities)	363
21,642	Gas Natural SDG SA (Gas Utilities)	422
19,023	Grifols SA, ADR (Biotechnology)	578
15,717	Grifols SA (Biotechnology)	650
317,428	Iberdrola SA (Electric Utilities)	2,115
6,685	Red Electrica Corporacion SA (Electric Utilities)	555
265,231	Repsol YPF SA (Oil, Gas & Consumable Fuels)	3,093
23,396	Tecnicas Reunidas SA (Energy Equipment & Services)	1,036
560,890	Telefonica SA (Diversified Telecommunication Services)	6,804

		30,217

	Sweden — 2.39%
48,128	Assa Abloy AB, B Shares (Building Products)	863
10,735	Autoliv, Inc. - SDR (Auto Components)	1,167
19,230	Electrolux AB, B Shares (Household Durables)	544
14,028	Industrivarden AB, C Shares (Diversified Financial Services)	246
7,657	Modern Times Group, B Shares (Media)	197
291,036	Nordea Bank AB (Banks)	3,249
409,655	Sandvik AB (Machinery)	3,491
143,776	Skandinaviska Enskilda Banken AB, Class - A (Banks)	1,538
114,059	Skanska AB, B Shares (Construction & Engineering)	2,240
73,323	Svenska Handelsbanken AB, A Shares (Banks)	1,052
131,977	Swedbank AB, A Shares (Banks)	2,920
58,684	Tele2 AB, B Shares (Wireless Telecommunication Services)	572

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sweden (continued)
1,024,158	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	$10,051
460,127	TeliaSonera AB (Diversified Telecommunication Services)	2,484

		30,614

	Switzerland — 10.36%
745,091	ABB Ltd., Registered Shares (Electrical Equipment)	13,187
12,206	Actelion Ltd. (Biotechnology)	1,552
101,502	Adecco SA, Registered Shares (Professional Services)	7,436
52,649	Aryzta AG (Food Products)	2,232
5,303	Baloise Holding AG, Registered Shares (Insurance)	608
112,575	Clariant AG (Chemicals)	1,897
53,046	Compagnie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	4,128
112,487	Credit Suisse Group AG (Capital Markets)	2,705
5,558	DKSH Holding Ltd. (Professional Services)	353
3,257	Givaudan SA (Chemicals)	5,301
10,304	Holcim Ltd., Registered Shares (Construction Materials)	540
12,274	Julius Baer Group Ltd. (Capital Markets)	558
16,150	Kuehne & Nagel International Ltd. (Marine)	2,077
329,877	Nestle SA (Food Products)	24,816
79,615	Novartis AG, Registered Shares (Pharmaceuticals)	7,320
3,352	Pargesa Holding SA (Diversified Financial Services)	197
3,315	Partners Group Holding AG (Capital Markets)	1,124
106,460	Roche Holding AG (Pharmaceuticals)	28,271
1,788	SGS SA, Registered Shares (Professional Services)	3,125
7,651	Sulzer AG (Machinery)	750
12,222	Swiss Prime Site AG (Real Estate Management & Development)	893
38,415	Swiss Re AG (Insurance)	3,297
5,131	Swisscom AG (Diversified Telecommunication Services)	2,562
7,556	Syngenta AG, Registered Shares (Chemicals)	2,422
9,032	TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	541
1,144	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	83
1,390	The Swatch Group AG, B Shares (Textiles, Apparel & Luxury Goods)	516
123,471	Transocean Ltd. (Energy Equipment & Services)^	1,593
281,725	UBS Group AG (Capital Markets)	5,209

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
29,473	Zurich Financial Services AG (Insurance)	$7,238

		132,531

	Taiwan — 0.05%
3,970	Chang Hwa Commercial Bank Ltd. (Banks)	2
30	Chicony Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	—
7,790	China Life Insurance Co. Ltd. (Insurance)	6
30,238	Chinatrust Financial Holding Co. Ltd. (Banks)	16
15,600	E.Sun Financial Holding Co. Ltd. (Banks)	9
1,534	Far Eastern New Century Corp. (Industrial Conglomerates)	1
38,349	First Financial Holdings Co. Ltd. (Banks)	17
64	Hiwin Technologies Corp. (Machinery)	—
4,874	Hua Nan Financial Holdings Co. Ltd., Class - C (Banks)	2
136	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	—
4,892	President Enterprises Corp. (Food Products)	8
7,239	Shin Kong Financial Holding Co. Ltd. (Insurance)	2
8,560	SinoPac Financial Holdings Co. Ltd. (Banks)	3
4,292	Taiwan Cooperative Financial Holding Co. Ltd. (Banks)	2
29,300	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Semiconductors & Semiconductor Equipment)	609
1,756	Wistron Corp. (Technology Hardware, Storage & Peripherals)	1
2,961	Yuanta Financial Holding Co. Ltd. (Capital Markets)	1

		679

	United Kingdom — 18.79%
199,065	AA PLC (Commercial Services & Supplies)	854
51,865	Aberdeen Asset Management PLC (Capital Markets)	233
10,812	Admiral Group PLC (Insurance)	246
86,476	AMEC PLC (Energy Equipment & Services)	939
318,223	Anglo American PLC (Metals & Mining)	2,658
12,600	ARM Holdings PLC (Semiconductors & Semiconductor Equipment)	181
4,100	Associated British Foods PLC (Food Products)	207
262,353	AstraZeneca PLC (Pharmaceuticals)	16,635
717,543	Aviva PLC (Insurance)	4,908
39,347	Babcock International Group PLC (Commercial Services & Supplies)	544
712,711	BAE Systems PLC (Aerospace & Defense)	4,831

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
501,854	Balfour Beatty PLC (Construction & Engineering)	$1,910
1,485,171	Barclays PLC (Banks)	5,495
383,300	BCA Marketplace PLC, Registered Shares (Specialty Retail)(a)	990
411,741	BHP Billiton PLC (Metals & Mining)	6,266
2,150,847	BP PLC (Oil, Gas & Consumable Fuels)	10,910
380,415	British American Tobacco PLC (Tobacco)	20,987
225,105	BT Group PLC (Diversified Telecommunication Services)	1,432
104,477	Capital Shopping Centres Group PLC (Real Estate Investment Trusts)	522
101,098	Carnival PLC (Hotels, Restaurants & Leisure)	5,229
281,850	Centrica PLC (Multi-Utilities)	979
27,997	Croda International PLC (Chemicals)	1,149
27,811	Delphi Automotive PLC (Auto Components)	2,115
134,328	Diageo PLC (Beverages)	3,608
76,008	Direct Line Insurance Group PLC (Insurance)	431
6,400	Ensco PLC, ADR (Energy Equipment & Services)	90
16,200	Fidessa Group PLC (Software)	440
931,440	GlaxoSmithKline PLC (Pharmaceuticals)	17,874
70,254	Grainger PLC (Real Estate Management & Development)	253
20,255	Greene King PLC (Hotels, Restaurants & Leisure)	244
9,000	Halma PLC (Electronic Equipment, Instruments & Components)	98
40,100	Henderson Group PLC (Capital Markets)	158
96,587	Home Retail Group PLC (Internet & Catalog Retail)	199
1,072,173	HSBC Holdings PLC (Banks)	8,087
659,266	HSBC Holdings PLC (HK) (Banks)	4,951
44,729	ICAP PLC (Capital Markets)	310
246,090	Imperial Tobacco Group PLC (Tobacco)	12,720
27,730	InterContinental Hotels Group PLC (Hotels, Restaurants & Leisure)	961
549,621	International Consolidated Airlines Group SA (Airlines)(a)	4,909
846,748	ITV PLC (Media)	3,155
285,843	J Sainsbury PLC (Food & Staples Retailing)	1,130
51,712	Johnson Matthey PLC (Chemicals)	1,917
337,136	Legal & General Group PLC (Insurance)	1,215
54,792	Liberty Global PLC, Class - A (Media)(a)	2,353
77,646	Liberty Global PLC, Class - C (Media)(a)	3,185
5,458,452	Lloyds Banking Group PLC (Banks)	6,213
73,248	Lonmin PLC (Metals & Mining)^(a)(c)	18
36,507	Marks & Spencer Group PLC (Multiline Retail)	277
82,673	Meggitt PLC (Aerospace & Defense)	596
35,641	Merlin Entertainments PLC (Hotels, Restaurants & Leisure)	201
189,694	Michael Page International PLC (Professional Services)	1,362

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
205,772	National Grid PLC (Multi-Utilities)	$2,865
197,216	Ocado Group PLC (Internet & Catalog Retail)(a)	957
289,040	Old Mutual PLC (Insurance)	828
187,030	Pearson PLC (Media)	3,196
67,869	Persimmon PLC (Household Durables)(a)	2,065
66,340	Prudential PLC (Insurance)	1,399
308,829	Rio Tinto PLC (Metals & Mining)	10,360
364,141	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	8,595
358,514	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	8,476
13,170	Severn Trent PLC (Water Utilities)	436
6,800	Shaftesbury PLC (Real Estate Investment Trusts)	94
3,000	Spirax-Sarco Engineering PLC (Machinery)	127
48,100	Sports Direct International (Specialty Retail)(a)	552
288,710	SSE PLC (Electric Utilities)	6,533
140,136	Standard Chartered PLC (Banks)	1,360
108,677	Tate & Lyle PLC (Food Products)	969
1,858,323	Tesco PLC (Food & Staples Retailing)	5,161
571,055	Thomas Cook Group PLC (Hotels, Restaurants & Leisure)(a)	1,001
77,798	Tullow Oil PLC (Oil, Gas & Consumable Fuels)(a)	200
37,720	United Utilities Group PLC (Water Utilities)	528
5,096,676	Vodafone Group PLC (Wireless Telecommunication Services)	16,073
509,957	William Morrison Supermarkets PLC (Food & Staples Retailing)	1,283

		240,233

	United States — 0.21%
29,065	Cognizant Technology Solutions Corp. (IT Services)(a)	1,820
763	Liberty Global PLC LiLAC, Class - A (Media)(a)	26
1,949	Liberty Global PLC LiLAC, Class - C (Media)(a)	66
46,800	Samsonite International SA (Textiles, Apparel & Luxury Goods)	153
6,149	WABCO Holdings, Inc. (Machinery)(a)	645

		2,710

	Total Common Stocks	1,108,174

	Preferred Stocks — 0.44%
	Germany — 0.44%
8,518	Bayerische Motoren Werke AG - Preferred (Automobiles)	586
8,805	Henkel AG & Co. KGaA - Preferred (Household Products)	907
10,869	Porsche Automobil Holding SE - Preferred (Automobiles)	462

Shares or Principal Amount (000)	Security Description	Value (000)
	Preferred Stocks (continued)
	Germany (continued)
33,619	Volkswagen AG - Preferred (Automobiles)	$3,693

		5,648

	Total Preferred Stocks	5,648

	U.S. Treasury Obligation — 0.00%
$27	U.S. Treasury Bill, 0.05%, 12/10/15(e)	27

	Total U.S. Treasury Obligation	27

	Time Deposit — 0.91%
11,607	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 10/1/15	11,607

	Total Time Deposit	11,607

	Mutual Funds —8.97%
306,000	Dreyfus Treasury Prime Cash Management Fund, 0.00%(f)	306
26,422,000	SSgA Treasury Money Market Fund, 0.00%(f)	26,422
6,091,455	HC Capital Trust - The Emerging Markets Portfolio	87,961

	Total Mutual Funds	114,689

	Repurchase Agreement — 0.42%
5,360	Jefferies LLC, 0.26%, 10/1/15 (Purchased on 9/30/15, proceeds at maturity $5,360,013 collateralized by U.S. Treasury Obligations, 0.04% - 3.06%, 11/15/15 - 8/15/45 fair value $5,467,173) ^^	5,360

	Total Repurchase Agreement	5,360

	Total Investments (cost $1,290,732) — 97.35%	1,245,505
	Other assets in excess of liabilities — 2.65%	33,864

	Net Assets — 100.00%	$1,279,369

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of September 30, 2015. The total value of securities on loan as of September 30, 2015, was $6,803 (amount in thousands).
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2015.
(a)	Represents non-income producing security.

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

(b)	Security was fair valued on September 30, 2015 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolios of Investments.
(c)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(d)	These securities have been deemed illiquid by the Specialist Manager and represent 0.00% of the Portfolio.
(e)	Rate disclosed represents effective yield at purchase.
(f)	Rate disclosed is the rate in effect on September 30, 2015.

ADR—American Depositary Receipt

FDR—Fiduciary Depositary Receipt

REIT—Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The International Equity Portfolio	Artisan Partners LP	Cadence Capital Management, LLC	Capital Guardian Trust Company	Causeway Capital Management LLC	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	7.23%	57.74%	6.89%	14.72%	0.03%	—	—	86.61%
Preferred Stocks	0.10%	0.05%	—	0.29%	—	—	—	0.44%
U.S. Treasury Obligation	—	—	—	—	—	—	—	0.00%
Time Deposit	0.22%	—	0.26%	0.43%	—	—	—	0.91%
Mutual Funds	—	0.02%	—	—	0.08%	1.99%	6.88%	8.97%
Repurchase Agreement	—	0.20%	0.06%	0.16%	—	—	—	0.42%
Other Assets (Liabilities)	—	0.49%	0.02%	-0.15%	0.01%	2.28%	—	2.65%

Total Net Assets	7.55%	58.50%	7.23%	15.45%	0.12%	4.27%	6.88%	100.00%

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2015 (Unaudited)

The following tables reflect the open derivative positions held by the Portfolio as of September 30, 2015.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
352	Euro FX Currency Future	$49,188	12/14/15	$(108)
170	German Stock Index Future	41,053	12/18/15	(2,292)
104	Mini MSCI EAFE Index Future	8,577	12/18/15	(30)

	Net Unrealized Appreciation/(Depreciation)			$(2,430)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Forward Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 9/30/15 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Sold
204,642	Hong Kong Dollar	Credit Suisse	10/5/15	$26	$26	$—
7,849,604	Japanese Yen	State Street	10/5/15	65	65	—
13,165,318	Japanese Yen	Bank of America	10/5/15	110	110	—
1,158,577	South African Rand	JPMorgan Chase	10/5/15	83	84	(1)

	Total Currencies Sold			$284	$285	$(1)

	Net Unrealized/Appreciation(Depreciation)					$(1)

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 92.80%
	Australia — 5.32%
59,356	Amcor Ltd. (Containers & Packaging)	$552
6,915	Ansell Ltd. (Health Care Equipment & Supplies)	92
152,504	Aurizon Holdings Ltd. (Road & Rail)	539
349,419	AusNet Services (Electric Utilities)	336
483,935	Australia & New Zealand Banking Group Ltd. (Banks)	9,243
64,271	Bank of Queensland Ltd. (Banks)	526
81,422	Bendigo & Adelaide Bank Ltd. (Banks)	569
1,204,617	BHP Billiton Ltd. (Metals & Mining)	19,020
47,900	CIMIC Group Ltd. (Construction & Engineering)	796
288,121	Commonwealth Bank of Australia (Banks)(b)	14,784
83,813	CSL Ltd. (Biotechnology)	5,273
226,957	Dexus Property Group (Real Estate Investment Trusts)	1,144
1,335,407	Evolution Mining Ltd. (Metals & Mining)	1,189
1,152,673	Federation Centres (Real Estate Investment Trusts)	2,225
1,364,367	GPT Group (Real Estate Investment Trusts)	4,335
35,802	Iluka Resources Ltd. (Metals & Mining)	157
272,303	Independence Group NL (Metals & Mining)	487
416,211	Insurance Australia Group Ltd. (Insurance)	1,423
130,121	Lend Lease Group Ltd. (Real Estate Management & Development)	1,152
43,181	Magellan Financial Group Ltd. (Capital Markets)	580
1,297,248	Mirvac Group (Real Estate Investment Trusts)	1,575
414,546	National Australia Bank Ltd. (Banks)	8,771
10,495	Newcrest Mining Ltd. (Metals & Mining)(a)	94
521,535	Qantas Airways Ltd. (Airlines)(a)	1,369
135,461	Sandfire Resources NL (Metals & Mining)	518
1,903,784	Scentre Group (Real Estate Investment Trusts)	5,238
38,340	Seek Ltd. (Professional Services)	325
829,582	Stockland Trust Group (Real Estate Investment Trusts)	2,253
226,087	Suncorp Group Ltd. (Insurance)	1,944
16,829	Sydney Airport (Transportation Infrastructure)	71
2,383,909	Telstra Corp. Ltd. (Diversified Telecommunication Services)	9,423
872,858	Westfield Corp. (Real Estate Investment Trusts)	6,140
558,317	Westpac Banking Corp. (Banks)	11,725
403,509	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	8,256
628,038	Woolworths Ltd. (Food & Staples Retailing)	11,005
148,358	WorleyParsons Ltd. (Energy Equipment & Services)	621

		133,750

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Austria — 0.17%
47,460	Erste Group Bank AG (Banks)(a)	$1,379
67,658	OMV AG (Oil, Gas & Consumable Fuels)	1,646
17,818	Raiffeisen Bank International AG (Banks)(a)	234
2,420	Vienna Insurance Group Wiener Staedtische Versicherung AG (Insurance)	71
25,063	Voestalpine AG (Metals & Mining)	862

		4,192

	Belgium — 1.09%
33,013	Ageas (Insurance)	1,357
141,845	Anheuser-Busch InBev NV (Beverages)	15,085
39,280	Belgacom SA (Diversified Telecommunication Services)	1,359
11,118	Groupe Bruxelles Lambert SA (Diversified Financial Services)	839
24,955	KBC Groep NV (Banks)	1,578
26,602	Solvay SA (Chemicals)	2,718
46,778	Telenet Group Holding NV (Media)(a)	2,687
23,685	UCB SA (Pharmaceuticals)	1,855

		27,478

	Bermuda — 0.07%
82,300	Alibaba Health Information Technology Ltd. (Diversified Telecommunication Services)(a)	53
310,000	Beijing Enterprises Water Group Ltd. (Water Utilities)	217
9,300	Golar LNG Ltd. (Oil, Gas & Consumable Fuels)	259
108,000	Kunlun Energy Co. Ltd. (Oil, Gas & Consumable Fuels)	78
55,000	Nine Dragons Paper Holdings Ltd. (Paper & Forest Products)	29
17,685	Seadrill Ltd. (Energy Equipment & Services)^(a)	103
216,000	Sihuan Pharmaceutical Holdings Group Ltd. (Pharmaceuticals)(b)	123
267,000	Yue Yuen Industrial Holdings Ltd. (Textiles, Apparel & Luxury Goods)	993

		1,855

	Brazil — 0.24%
158,200	Ambev SA (Beverages)	776
2,900	B2W CIA Digital (Internet & Catalog Retail)(a)	11
43,120	Banco Bradesco SA, ADR (Banks)	231
23,620	Banco Bradesco SA (Banks)	141
28,900	Banco do Brasil SA (Banks)	110
14,300	Banco Santander Brasil SA (Banks)	46
23,500	BB Seguridade Participacoes SA (Insurance)	146
57,900	BM&FBOVESPA SA (Diversified Financial Services)	161
14,900	BR Malls Participacoes SA (Real Estate Management & Development)	39
21,900	BRF SA (Food Products)	390
29,700	CCR SA (Transportation Infrastructure)	91
7,509	CETIP SA (Capital Markets)	62

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Brazil (continued)
11,600	Cia de Saneamento Basico do Estado de Sao Paulo (Water Utilities)	$46
28,460	Cielo SA (IT Services)	265
5,300	Companhia Brasileira de Destribuicao Grupo PAO de (Food & Staples Retailing)	67
21,700	Companhia Siderurgica Nacional SA (CSN) (Metals & Mining)	22
37,900	Companhia Vale do Rio Doce, ADR (Metals & Mining)	127
3,600	Cosan SA Industria e Comercio (Oil, Gas & Consumable Fuels)	18
6,738	CPFL Energia SA (Electric Utilities)(a)	25
7,200	Cyrela Brazil Realty SA Empreendimentos (Household Durables)	15
9,670	Duratex SA (Paper & Forest Products)	14
9,100	Ecorodovias Infraestrutura E Logistica SA (Transportation Infrastructure)	14
8,000	EDP - Energias do Brasil SA (Electric Utilities)	24
22,400	Embraer SA (Aerospace & Defense)	143
4,800	Equatorial Energia SA (Electric Utilities)(a)	41
9,600	Estacio Participacoes SA (Diversified Consumer Services)	34
8,400	Fibria Celulose SA (Paper & Forest Products)	114
31,200	Hypermarcas SA (Personal Products)(a)	119
36,320	Itau Unibanco Holding SA, ADR (Banks)	240
101,889	Itau Unibanco Holding SA (Banks)	676
24,700	JBS SA (Food Products)	105
18,500	Klabin SA (Containers & Packaging)	103
46,388	Kroton Educacional SA (Diversified Consumer Services)	91
5,000	Localiza Rent A Car SA (Road & Rail)	31
1,925	Lojas Americanas SA (Multiline Retail)	6
21,500	Lojas Renner SA (Multiline Retail)	100
1,200	M Dias Branco SA (Food Products)	18
2,700	Multiplan Empreendimentos Imobiliarios SA (Real Estate Management & Development)	29
5,900	Natura Cosmeticos SA (Personal Products)	29
9,000	OdontoPrev SA (Health Care Providers & Services)	22
100,900	Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)(a)	218
3,900	Porto Seguro SA (Insurance)	30
7,400	Qualicorp SA (Health Care Providers & Services)	28
7,200	Raia Drogasil SA (Food & Staples Retailing)	71
12,900	Souza Cruz SA (Tobacco)	87
5,200	Sul America SA (Insurance)	24
28,700	Tim Participacoes SA (Wireless Telecommunication Services)	54
3,800	Totvs SA (Software)	28
5,500	Tractebel Energia SA (Independent Power and Renewable Electricity Producers)	47

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Brazil (continued)
3,100	Transmissora Alianca de Energia Eletrica SA (Electric Utilities)	$15
12,100	Ultrapar Participacoes SA (Oil, Gas & Consumable Fuels)	203
38,200	Vale SA, ADR (Metals & Mining)^	160
43,700	Vale SA (Metals & Mining)	183
4,400	Via Varejo SA (Specialty Retail)	5
19,120	WEG SA (Machinery)	75

		5,970

	Canada — 0.22%
7,000	Alimentation Couche-Tard, Inc., Class - B (Food & Staples Retailing)	322
214,900	Baytex Energy Corp. (Oil, Gas & Consumable Fuels)	688
2,700	Canadian National Railway Co. (Road & Rail)	153
14,100	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	214
38,700	Centerra Gold, Inc. (Metals & Mining)	219
9,000	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	334
75,739	First Quantum Minerals Ltd. (Metals & Mining)(c)	277
96,630	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	3,062
14,100	Labrador Iron Ore Royalty Corp. (Metals & Mining)^	151
8,400	Potash Corp. of Saskatchewan, Inc. (Chemicals)	173

		5,593

	Cayman Islands — 0.06%
24,500	AAC Technologies Holdings, Inc. (Electronic Equipment, Instruments & Components)	153
33,000	Anta Sports Products Ltd. (Textiles, Apparel & Luxury Goods)	86
33,904	Chailease Holding Co. Ltd. (Diversified Financial Services)	53
215,900	China Huishan Dairy Holdings Co. Ltd. (Food Products)(b)	78
46,000	China Mengniu Dairy Co. Ltd. (Food Products)	162
5,300	Ctrip.com International, ADR (Internet & Catalog Retail)(a)	335
365,000	GCL-Poly Energy Holdings Ltd. (Semiconductors & Semiconductor Equipment)(a)	71
175,000	Geely Automobile Holdings Ltd. (Automobiles)	84
28,000	Kingsoft Corp. Ltd. (Software)	55
88,000	New World China Land Ltd. (Real Estate Management & Development)	52
888,000	Semiconductor Manufacturing International Corp. (Semiconductors & Semiconductor Equipment)(a)	80
19,000	Shenzhou International Group Holdings Ltd. (Textiles, Apparel & Luxury Goods)	98

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Cayman Islands (continued)
63,500	Stella International Holdings Ltd. (Textiles, Apparel & Luxury Goods)	$157
10,000	Zhen Ding Technology Holding Ltd. (Electronic Equipment, Instruments & Components)	29

		1,493

	Chile — 0.05%
85,377	AES Gener SA (Independent Power and Renewable Electricity Producers)	40
84,497	Aguas Andinas SA, Class - A (Water Utilities)	44
816,646	Banco de Chile SA (Banks)	85
1,125	Banco de Credito e Inversiones SA (Banks)	46
2,227,239	Banco Santander Chile (Banks)	101
42,804	Cencosud SA (Food & Staples Retailing)	83
263,282	Colbun SA (Independent Power and Renewable Electricity Producers)	68
4,988	Compania Cervecerias Unidas SA (Beverages)	55
5,094,479	CorpBanca SA (Banks)	45
109,648	Empresa Nacional de Electricidad SA (Independent Power and Renewable Electricity Producers)	129
3,935	Empresa Nacional de Telecomunicaciones SA (Wireless Telecommunication Services)(d)	37
42,212	Empresas CMPC SA (Paper & Forest Products)	109
13,909	Empresas Copec SA (Oil, Gas & Consumable Fuels)	126
658,009	Enersis SA (Electric Utilities)	166
10,151	LATAM Airlines Group SA (Airlines)(a)	49
18,171	S.A.C.I. Falabella (Multiline Retail)	113
14,975	Sonda SA (IT Services)	22
12,266	Vina Concha y Toro SA (Beverages)	20

		1,338

	China — 1.76%
771,000	Agricultural Bank of China Ltd., H Shares (Banks)	293
62,000	Air China Ltd. (Airlines)	49
134,000	Aluminum Corp. of China Ltd., H Shares (Metals & Mining)(a)	42
37,000	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	109
54,000	AviChina Industry & Technology Co. Ltd., H Shares (Aerospace & Defense)	40
41,898	Baidu, Inc., ADR (Internet Software & Services)(a)	5,757
2,972,335	Bank of China Ltd., H Shares (Banks)	1,282
293,000	Bank of Communications Co. Ltd., H Shares (Banks)	204
39,500	BBMG Corp., H Shares (Construction Materials)	27
50,000	Beijing Capital International Airport Co. Ltd., H Shares (Transportation Infrastructure)	47

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
21,500	Byd Co. Ltd., H Shares (Automobiles)^(a)	$115
269,000	CGN Power Co. Ltd., H Shares (Independent Power and Renewable Electricity Producers)	113
293,000	China Cinda Asset Management Co. Ltd., H Shares (Capital Markets)(c)	102
274,000	China CITIC Bank Corp. Ltd., H Shares (Banks)(a)	160
89,000	China Coal Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)^	36
148,000	China Communications Construction Co. Ltd. (Construction & Engineering)	183
80,000	China Communications Services Corp. Ltd., H Shares (Diversified Telecommunication Services)	31
40,000	China Conch Venture Holdings Ltd. (Machinery)	85
2,805,000	China Construction Bank Corp., H Shares (Banks)	1,871
118,500	China COSCO Holdings Co. Ltd., H Shares (Marine)^(a)(b)	76
114,900	China Everbright Bank Co. Ltd., H Shares (Banks)	50
111,000	China Galaxy Securities Co., H Shares (Capital Markets)	79
16,900	China International Marine Containers Group Co. Ltd., H Shares (Machinery)	30
249,000	China Life Insurance Co. Ltd., H Shares (Insurance)	868
106,000	China Longyuan Power Group Corp. (Independent Power and Renewable Electricity Producers)	115
36,000	China Medical System Holdings Ltd. (Pharmaceuticals)	41
154,000	China Merchants Bank Co. Ltd., H Shares (Banks)	375
197,000	China Minsheng Banking Corp. Ltd., H Shares (Banks)	183
745,482	China Mobile Ltd. (Wireless Telecommunication Services)	8,924
96,000	China National Building Material Co. Ltd., H Shares (Construction Materials)	56
60,000	China Oilfield Services Ltd., H Shares (Energy Equipment & Services)	60
160,800	China Pacific Insurance Group Co. Ltd. (Insurance)	600
838,000	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	513
107,000	China Power International Development Ltd. (Independent Power and Renewable Electricity Producers)	70
66,000	China Railway Construction Corp. Ltd., H Shares (Construction & Engineering)	98
134,000	China Railway Group Ltd., H Shares (Construction & Engineering)	122
66,000	China Resources Cement Holdings Ltd. (Construction Materials)	30

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
93,333	China Resources Land Ltd. (Real Estate Management & Development)	$221
64,000	China Resources Power Holdings Co. Ltd. (Independent Power and Renewable Electricity Producers)	146
107,500	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	165
206,000	China Shipping Container Lines Co. Ltd., H Shares (Marine)^(a)(b)	82
60,000	China Southern Airlines Co. Ltd., H Shares (Airlines)	44
446,000	China Telecom Corp. Ltd. (Diversified Telecommunication Services)	216
43,900	China Vanke Co. Ltd., H Shares (Real Estate Management & Development)	94
28,700	Chongqing Changan Automobile Co. Ltd., Class - A (Automobiles)	48
84,000	Chongqing Rural Commercial Bank Co. Ltd., H Shares (Banks)	48
72,500	CITIC Securities Co. Ltd., H Shares (Capital Markets)	130
4,305,771	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	4,434
80,000	Cosco Pacific Ltd. (Transportation Infrastructure)(b)(d)	106
190,000	Country Garden Holdings Co. (Real Estate Management & Development)	69
146,000	CSR Corp. Ltd., H Shares (Machinery)(a)	186
19,626	Dalian Wanda Commercial Properties Co. Ltd., Class - H (Real Estate Management & Development)	114
94,000	Datang International Power Generation Co. Ltd., H Shares (Independent Power and Renewable Electricity Producers)	36
90,000	Dongfeng Motor Group Co. Ltd., H Shares (Automobiles)	113
26,000	ENN Energy Holdings Ltd. (Gas Utilities)	125
24,500	GF Securities Co. Ltd., Class - H (Capital Markets)(a)	45
397,000	GOME Electrical Appliances Holding Ltd. (Specialty Retail)	61
103,500	Great Wall Motor Co. Ltd., H Shares (Automobiles)	116
74,000	Guangzhou Automobile Group Co. Ltd., H Shares (Automobiles)	60
22,000	Haitian International Holdings Ltd. (Machinery)	36
108,400	Haitong Securities Co. Ltd., H Shares (Capital Markets)	158
54,000	Huadian Power International Corp. Ltd., H Shares (Independent Power and Renewable Electricity Producers)	42
118,000	Huaneng Power International, Inc., H Shares (Independent Power and Renewable Electricity Producers)	127

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
112,000	Huaneng Renewables Corp. Ltd., Class - H (Independent Power and Renewable Electricity Producers)	$42
28,600	Huatai Securities Co. Ltd., Class - H (Capital Markets)(a)	57
2,604,277	Industrial & Commercial Bank of China Ltd., H Shares (Banks)	1,505
34,000	Inner Mongolia Yitai Coal Co. Ltd., B Shares (Oil, Gas & Consumable Fuels)	28
6,500	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	308
40,000	Jiangsu Expressway Co. Ltd., H Shares (Transportation Infrastructure)	51
36,000	Jiangxi Copper Co. Ltd., H Shares (Metals & Mining)	44
49,000	Longfor Properties (Real Estate Management & Development)	62
44,300	Luye Pharma Group Ltd. (Pharmaceuticals)^(a)	40
26,000	New China Life Insurance Co. Ltd., H Shares (Insurance)	113
219,000	People’s Insurance Co. Group of China Ltd., H Shares (Insurance)	107
694,000	PetroChina Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	483
288,260	PICC Property & Casualty Co. Ltd., H Shares (Insurance)	565
517,712	Ping An Insurance Group Co. of China (Insurance)	2,586
64,000	Shandong Weigao Group Medical Polymer Co. Ltd. (Health Care Equipment & Supplies)	41
94,000	Shanghai Electric Group Co. Ltd., H Shares (Electrical Equipment)^	51
49,500	Shanghai Fosun Pharmaceutical (Group) Co. Ltd., H Shares (Pharmaceuticals)	155
16,000	Shanghai Industrial Holdings Ltd. (Industrial Conglomerates)	35
23,100	Shanghai Pharmaceuticals Holding Co. Ltd., H Shares (Health Care Providers & Services)	48
46,500	Shimao Property Holdings Ltd. (Real Estate Management & Development)	70
122,000	Shui On Land Ltd. (Real Estate Management & Development)	28
42,000	Sinopec Engineering Group Co. Ltd., H Shares (Construction & Engineering)	37
116,000	Sinopec Shanghai Petrochemical Co. Ltd., H Shares (Chemicals)(a)	44
40,000	Sinopharm Group Co. (Health Care Providers & Services)	141
36,000	Sinotrans Ltd., H Shares (Air Freight & Logistics)	17
70,500	Soho China Ltd. (Real Estate Management & Development)	27
67,500	Sun Art Retail Group Ltd. (Food & Staples Retailing)^	52

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
63,000	Sunac China Holdings Ltd. (Real Estate Management & Development)	$33
143,000	Sunny Optical Technology Group Co. Ltd. (Electronic Equipment, Instruments & Components)^	286
394,965	Tencent Holdings Ltd. (Internet Software & Services)	6,659
12,000	Tsingtao Brewery Co. Ltd. (Beverages)	53
186,000	Want Want China Holdings Ltd. (Food Products)^	153
33,000	Weichai Power Co. Ltd. (Machinery)	31
62,000	Yanzhou Coal Mining Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)^	28
48,000	Zhejiang Expressway Co. Ltd., H Shares (Transportation Infrastructure)	52
17,500	Zhuzhou CSR Times Electric Co. Ltd. (Electrical Equipment)	131
194,000	Zijin Mining Group Co. Ltd., H Shares (Metals & Mining)	51
25,080	ZTE Corp., H Shares (Communications Equipment)	57

		44,129

	Colombia — 0.02%
6,939	Almacenes Exito SA (Food & Staples Retailing)	30
3,102	Banco Davivienda SA (Banks)	24
13,969	Cementos Argos SA (Construction Materials)	43
2,763	Corporacion Financiera Colombiana SA (Diversified Financial Services)	34
139,346	Ecopetrol SA (Oil, Gas & Consumable Fuels)	60
12,295	Grupo Argos SA (Construction Materials)	71
7,937	Grupo de Inversiones Suramericana (Diversified Financial Services)	92
11,804	Interconexion Electrica SA (Electric Utilities)	27
27,515	ISAGEN SA ESP (Electric Utilities)	26

		407

	Czech Republic — 0.03%
20,600	AVG Technologies NV (Software)(a)	448
5,395	CEZ A/S (Electric Utilities)	112
504	Komercni Banka A/S (Banks)	109
277	Pegas Nonwovens SA (Textiles, Apparel & Luxury Goods)	10

		679

	Denmark — 1.45%
1,956	A.P. Moller - Maersk A/S, Class - A (Marine)	2,947
6,682	A.P. Moller - Maersk A/S, Class - B (Marine)	10,300
203,306	Danske Bank A/S (Banks)	6,145
9,433	Genmab A/S (Biotechnology)(a)	868
116,250	ISS A/S (Commercial Services & Supplies)	3,862
174,520	Novo Nordisk A/S, Class - B (Pharmaceuticals)	9,419

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Denmark (continued)
421,300	TDC A/S (Diversified Telecommunication Services)	$2,173
34,317	Tryg A/S (Insurance)	667

		36,381

	Egypt — 0.01%
27,312	Commercial International Bank Egypt SAE (Banks)	186
90,204	Orascom Telecom Holding SAE (Wireless Telecommunication Services)(a)	22
33,747	Talaat Moustafa Group (Real Estate Management & Development)	29

		237

	Faroe Islands — 0.06%
47,438	Bakkafrost P/F (Food Products)	1,517

	Finland — 0.66%
28,396	Elisa Oyj (Diversified Telecommunication Services)	960
58,543	Fortum Oyj (Electric Utilities)	866
115,776	Kone Oyj (Machinery)	4,406
48,353	Metso Oyj (Machinery)	1,006
48,100	Nokian Renkaat Oyj (Auto Components)	1,557
40,891	Orion Oyj, Class - B (Pharmaceuticals)	1,547
58,354	Sampo Oyj, A Shares (Insurance)	2,824
222,594	UPM-Kymmene Oyj (Paper & Forest Products)	3,341

		16,507

	France — 8.00%
431,333	AXA SA (Insurance)	10,471
163,268	BNP Paribas (Banks)	9,611
102,485	Bouygues SA (Construction & Engineering)	3,637
29,699	Casino Guichard-Perrachon SA (Food & Staples Retailing)	1,581
22,926	CNP Assurances (Insurance)	319
191,744	Compagnie de Saint-Gobain (Building Products)	8,321
69,740	Credit Agricole SA (Banks)	803
5,600	Danone SA (Food Products)	353
82,781	Edenred (Commercial Services & Supplies)	1,355
31,057	Electricite de France SA (Electric Utilities)	548
28,922	Elis SA (Commercial Services & Supplies)	452
518,229	ENGIE (Multi-Utilities)^	8,384
523	Essilor International SA (Health Care Equipment & Supplies)	64
72,657	Eutelsat Communications (Media)	2,228
6,155	Fonciere des Regions (Real Estate Investment Trusts)	537
5,811	Gecina SA (Real Estate Investment Trusts)	709
7,804	Icade (Real Estate Investment Trusts)	529
5,107	JC Decaux SA (Media)	186
34,734	Klepierre (Real Estate Investment Trusts)	1,574
55,199	Lagardere SCA (Media)	1,529
89,942	Legrand SA (Electrical Equipment)	4,784

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
21,502	L’Oreal SA (Personal Products)	$3,737
16,008	LVMH Moet Hennessy Louis Vuitton SA (Textiles, Apparel & Luxury Goods)	2,725
92,143	Natixism SA (Banks)	510
12,835	Numericable - SFR (Media)(a)	594
519,003	Orange (Diversified Telecommunication Services)(c)	7,867
8,263	Orpea (Health Care Providers & Services)	657
27,574	Pernod Ricard SA (Beverages)	2,784
6,358	Renault SA (Automobiles)	459
110,363	Rexel SA (Trading Companies & Distributors)	1,359
9,118	Safran SA (Aerospace & Defense)	686
374,014	Sanofi-Aventis (Pharmaceuticals)	35,604
79,017	Schneider Electric SA (Electrical Equipment)	4,425
20,156	SCOR SE (Insurance)	724
91,657	Societe Generale (Banks)	4,096
34,770	Suez Environnement Co. (Multi-Utilities)	625
116,697	Technip SA (Energy Equipment & Services)	5,522
697,255	Total SA (Oil, Gas & Consumable Fuels)	31,363
21,315	Unibail-Rodamco SE (Real Estate Investment Trusts)	5,524
10,888	Valeo SA (Auto Components)	1,478
44,151	Veolia Environnement (Multi-Utilities)	1,007
244,679	Vinci SA (Construction & Engineering)	15,557
485,919	Vivendi (Media)	11,512
182,831	Zodiac Aerospace (Aerospace & Defense)	4,197

		200,987

	Germany — 7.06%
90,635	Allianz SE (Insurance)	14,237
14,649	Axel Springer AG (Media)	819
289,658	BASF SE (Chemicals)	22,152
113,123	Bayer AG (Pharmaceuticals)	14,512
129,266	Bayerische Motoren Werke AG (Automobiles)	11,277
37,051	Beiersdorf AG (Personal Products)	3,284
4,535	Brenntag AG (Trading Companies & Distributors)	245
9,074	Continental AG (Auto Components)	1,938
369,989	Daimler AG (Automobiles)	26,935
152,082	Deutsche Bank AG (Capital Markets)	4,104
17,149	Deutsche Boerse AG (Diversified Financial Services)	1,479
347,622	Deutsche Post AG (Air Freight & Logistics)	9,629
537,535	Deutsche Telekom AG (Diversified Telecommunication Services)	9,568
25,491	Deutsche Wohnen AG (Real Estate Management & Development)(c)	682
163,190	E.ON AG (Multi-Utilities)	1,400
5,719	ElringKlinger AG (Auto Components)	110
6,997	Freenet AG (Wireless Telecommunication Services)	231
8,047	GEA Group AG (Machinery)	307
5,576	Hannover Rueckversicherung AG (Insurance)	571

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
30,508	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	$3,430
14,442	Indus Holding AG (Industrial Conglomerates)	646
11,158	Lanxess AG (Chemicals)	522
63,152	Linde AG (Chemicals)	10,257
10,683	MAN SE (Machinery)	1,088
50,562	Metro AG (Food & Staples Retailing)	1,399
2,705	MTU Aero Engines Holding AG (Aerospace & Defense)	226
40,281	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	7,522
89,638	ProSiebenSat.1 Media AG, Registered Shares (Media)	4,400
44,858	RWE AG (Multi-Utilities)	510
56,636	SAP AG (Software)	3,669
199,242	Siemens AG (Industrial Conglomerates)	17,798
20,598	TAG Immobilien AG (Real Estate Management & Development)	244
96,019	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	587
36,749	Vonovia SE (Real Estate Management & Development)	1,183
8,557	Wirecard AG (IT Services)	410

		177,371

	Greece — 0.01%
292,265	Alpha Bank AE (Banks)(a)	35
246,965	Eurobank Ergasias SA (Banks)(a)	6
1,023	Folli Follie SA (Specialty Retail)	21
8,115	Hellenic Telecommunication Organization SA (Diversified Telecommunication Services)	71
3,369	JUMBO SA (Specialty Retail)	29
52,904	National Bank of Greece SA (Banks)(a)	23
7,405	Opap SA (Hotels, Restaurants & Leisure)	67
99,254	Piraeus Bank SA (Banks)(a)	9
1,481	Titan Cement Co. SA (Construction Materials)	34

		295

	Hong Kong — 2.65%
1,516,118	AIA Group Ltd. (Insurance)(c)	7,885
3,000	Alibaba Group Holding Ltd., ADR (Internet Software & Services)(a)	177
338,000	Alibaba Pictures Group Ltd. (Media)^(a)	76
65,000	Beijing Enterprises Holdings Ltd. (Industrial Conglomerates)	392
144,000	Belle International Holdings Ltd. (Textiles, Apparel & Luxury Goods)	125
891,505	BOC Hong Kong (Holdings) Ltd. (Banks)	2,630
92,000	Brilliance China Automotive Holdings Ltd. (Automobiles)	109
143,534	Cheung Kong Infrastructure Holdings Ltd. (Electric Utilities)	1,287
117,096	Cheung Kong Property Holdings Ltd. (Real Estate Management & Development)	858

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
79,000	China Agri-Industries Holdings Ltd. (Food Products)(a)	$27
262,000	China Everbright International Ltd. (Commercial Services & Supplies)	368
32,000	China Everbright Ltd. (Capital Markets)	73
58,000	China Gas Holdings Ltd. (Gas Utilities)	80
669,889	China Merchants Holdings (International) Co. Ltd. (Transportation Infrastructure)	1,978
132,000	China Overseas Land & Investment Ltd. (Real Estate Management & Development)	401
40,000	China Resources Enterprises Ltd. (Food & Staples Retailing)	74
30,000	China Resources Gas Group Ltd. (Gas Utilities)	77
60,000	China State Construction International Holdings Ltd. (Construction & Engineering)	86
54,200	China Taiping Insurance Holdings Co. Ltd. (Insurance)(a)	170
200,000	China Unicom (Hong Kong) Ltd. (Diversified Telecommunication Services)	254
139,000	CITIC Pacific Ltd. (Industrial Conglomerates)	254
117,096	Ck Hutchison Holdings Ltd. (Industrial Conglomerates)	1,522
316,419	CLP Holdings Ltd. (Electric Utilities)	2,705
124,000	CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)	109
183,000	Evergrande Real Estate Group Ltd. (Real Estate Management & Development)^	105
60,000	Far East Horizon Ltd. (Diversified Financial Services)	47
342,000	First Pacific Co. Ltd. (Diversified Financial Services)	209
63,000	Fosun International Ltd. (Industrial Conglomerates)	109
108,000	Franshion Properties China Ltd. (Real Estate Management & Development)	27
46,000	Goldin Properties Holdings Ltd. (Real Estate Management & Development)^(a)	42
94,000	Guangdong Investment Ltd. (Water Utilities)	140
34,000	Guangzhou R&F Properties Co. Ltd., H Shares (Real Estate Management & Development)^	31
41,000	Haier Electronics Group Co. Ltd. (Household Durables)	69
588,000	Hanergy Thin Film Power Group Ltd. (Semiconductors & Semiconductor Equipment)^(a)(b)	297
816,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	1,836
137,909	Hang Seng Bank Ltd. (Banks)	2,488
24,500	Hengan International Group Co. Ltd. (Personal Products)	239

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
966,180	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	$1,148
193,000	Hysan Development Co. (Real Estate Management & Development)	804
240,000	Kerry Properties Ltd. (Real Estate Management & Development)	659
208,000	Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	176
3,500,000	Li & Fung Ltd. (Textiles, Apparel & Luxury Goods)	2,681
5,600	Melco Crown Entertainment Ltd., ADR (Hotels, Restaurants & Leisure)	77
460,000	MTR Corp. Ltd. (Road & Rail)	2,000
1,854,000	New World Development Co. Ltd. (Real Estate Management & Development)	1,806
2,589,000	PCCW Ltd. (Diversified Telecommunication Services)	1,333
250,538	Power Assets Holdings Ltd. (Electric Utilities)	2,371
136,000	Sino Biopharmaceutiical Ltd. (Pharmaceuticals)	169
917,839	Sino Land Co. Ltd. (Real Estate Management & Development)	1,398
113,500	Sino-Ocean Land Holdings Ltd. (Real Estate Management & Development)	62
1,416,899	SJM Holdings Ltd. (Hotels, Restaurants & Leisure)	1,009
588,040	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	7,669
247,326	Swire Pacific Ltd., Class - A (Real Estate Management & Development)	2,772
229,741	The Bank of East Asia Ltd. (Banks)	772
981,618	The Link Real Estate Investment Trust (Real Estate Investment Trusts)	5,404
1,107,000	The Wharf (Holdings) Ltd. (Real Estate Management & Development)	6,246
66,000	Tingyi (Cayman Islands) Holding Corp. (Food Products)	106
113,000	Wheelock & Co. Ltd. (Real Estate Management & Development)	491
228,000	Yuexiu Property Co. Ltd. (Real Estate Management & Development)	38

		66,547

	Hungary — 0.01%
1,001	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	44
7,465	OTP Bank Nyrt PLC (Banks)	144
4,671	Richter Gedeon Nyrt (Pharmaceuticals)	74

		262

	India — 0.05%
66,631	Infosys Ltd., ADR (IT Services)	1,272

	Indonesia — 0.09%
905,000	PT Adaro Energy Tbk (Oil, Gas & Consumable Fuels)	34
12,000	PT Astra Agro Lestari Tbk (Food Products)	15

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Indonesia (continued)
679,400	PT Astra International Tbk (Automobiles)	$243
396,600	PT Bank Central Asia Tbk (Banks)	333
115,200	PT Bank Danamon Indonesia Tbk (Banks)	23
313,000	PT Bank Mandiri Tbk (Banks)	170
250,100	PT Bank Negara Indonesia Persero Tbk (Banks)	71
372,100	PT Bank Rakyat Indonesia Persero Tbk (Banks)	220
249,800	PT Bumi Serpong Damai Tbk (Real Estate Management & Development)	24
251,500	PT Charoen Pokphand Indonesia Tbk (Food Products)	34
243,500	PT Global MediaCom Tbk (Media)	16
16,200	PT Gudang Garam Tbk (Tobacco)	47
49,900	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	56
39,500	PT Indofood CBP Sukses Makmur Tbk (Food Products)	34
146,700	PT Indofood Sukses Makmur Tbk (Food Products)	55
68,300	PT Jasa Marga Persero Tbk (Transportation Infrastructure)	23
705,000	PT Kalbe Farma Tbk (Pharmaceuticals)	66
655,600	PT Lippo Karawaci Tbk (Real Estate Management & Development)	50
78,100	PT Matahari Department Store Tbk (Multiline Retail)	86
140,000	PT Media Nusantara Citra Tbk (Media)	16
365,700	PT Perusahaan Gas Negara Tbk (Gas Utilities)	63
100,800	PT Semen Gresik (Persero) Tbk (Construction Materials)	63
346,500	PT Summarecon Agung Tbk (Real Estate Management & Development)	27
132,300	PT Surya Citra Media Tbk (Media)	24
11,600	PT Tambang Batubara Bukit Asam Tbk (Oil, Gas & Consumable Fuels)	4
1,744,300	PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)	315
64,300	PT Tower Bersama Infrastructure Tbk (Wireless Telecommunication Services)(a)	29
51,200	PT Unilever Indonesia Tbk (Household Products)	133
56,500	PT United Tractors Tbk (Machinery)	68
77,900	PT XL Axiata Tbk (Diversified Telecommunication Services)(a)	14

		2,356

	Ireland — 0.74%
890,761	Bank of Ireland (Banks)(a)	348
152,325	CRH PLC (Construction Materials)	4,021
34,753	Experian PLC (Professional Services)	558
16,895	ICON PLC (Life Sciences Tools & Services)(a)	1,199
153,234	Medtronic PLC (Health Care Equipment & Supplies)	10,257
21,889	Ryanair Holdings PLC, ADR (Airlines)	1,714

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Ireland (continued)
15,477	Smurfit Kappa Group PLC (Containers & Packaging)	$417

		18,514

	Israel — 0.43%
92,715	Bank Leumi Le-Israel (Banks)(a)	346
511,744	Bezeq The Israeli Telecommunication Corp. Ltd. (Diversified Telecommunication Services)	980
2,335	Delek Group Ltd. (Oil, Gas & Consumable Fuels)^	511
253,670	Israel Chemicals Ltd. (Chemicals)	1,306
130,593	Teva Pharmaceutical Industries Ltd. (Pharmaceuticals)	7,384
1,067	The Israel Corp. Ltd. (Chemicals)	256

		10,783

	Italy — 0.97%
109,385	Atlantia SpA (Transportation Infrastructure)	3,060
433,362	Enel SpA (Electric Utilities)	1,933
857,849	Eni SpA (Oil, Gas & Consumable Fuels)	13,492
15,602	Intesa Sanpaolo SpA (Banks)	50
366,188	Mediaset SpA (Media)	1,686
133,489	Snam Rete Gas SpA (Gas Utilities)	686
1,666,061	Telecom Italia SpA (Diversified Telecommunication Services)(a)	2,053
797,308	Telecom Italia SpA (Diversified Telecommunication Services)	818
99,352	Terna - Rete Elettrica Nationale SpA (Electric Utilities)	483

		24,261

	Japan — 18.33%
267,425	Aeon Co. Ltd. (Food & Staples Retailing)	4,150
11,600	Aeon Credit Service Co. Ltd. (Consumer Finance)	230
79,932	Aisin Seiki Co. Ltd. (Auto Components)	2,682
56,600	Alfresa Holdings Corp. (Health Care Providers & Services)	967
66,600	ALPS ELECTRIC Co. Ltd. (Electronic Equipment, Instruments & Components)	1,881
116,000	Aozora Bank Ltd. (Banks)	402
448,575	Asahi Glass Co. Ltd. (Building Products)	2,621
31,949	Benesse Holdings, Inc. (Diversified Consumer Services)	854
257,900	Bridgestone Corp. (Auto Components)	8,926
93,700	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	1,130
551,167	Canon, Inc. (Technology Hardware, Storage & Peripherals)	15,945
35,300	Chubu Electric Power Co., Inc. (Electric Utilities)	521
700	COSMOS Pharmaceutical Corp. (Food & Staples Retailing)	82
250,079	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	2,417
83,712	Daihatsu Motor Co. Ltd. (Automobiles)^	968
292,591	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	5,078

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
14,667	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	$1,490
211,500	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	5,244
166,000	Daiwa Securities Group, Inc. (Capital Markets)	1,074
199,300	Denso Corp. (Auto Components)	8,443
74,800	East Japan Railway Co. (Road & Rail)	6,304
115,271	Eisai Co. Ltd. (Pharmaceuticals)	6,802
4,600	EXEDY Corp. (Auto Components)	102
26,557	FamilyMart Co. Ltd. (Food & Staples Retailing)	1,211
76,100	Fanuc Ltd. (Machinery)	11,708
18,800	Fuji Heavy Industries Ltd. (Automobiles)	677
110,000	Fujitsu Ltd. (IT Services)	478
81,000	Fukuoka Financial Group, Inc. (Banks)	386
33,100	Hamamatsu Photonics K.K. (Electronic Equipment, Instruments & Components)	749
6,800	Hikari Tsushin, Inc. (Specialty Retail)	476
42,800	Hitachi Construction Machinery Co. Ltd. (Machinery)	574
3,021,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	15,245
17,700	Hokuriku Electric Power Co. (Electric Utilities)	238
674,224	Honda Motor Co. Ltd. (Automobiles)	20,126
1,500	Hoshizaki Electric Co. Ltd. (Machinery)	105
47,700	IBIDEN Co. Ltd. (Electronic Equipment, Instruments & Components)	625
36,600	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	561
854,000	IHI Corp. (Machinery)	2,195
63,100	Iida Group Holdings Co. Ltd. (Household Durables)	987
726,868	ITOCHU Corp. (Trading Companies & Distributors)	7,685
22,200	ITOCHU Techno-Solutions Corp. (IT Services)	474
42,000	Japan Airlines Co. Ltd. (Airlines)	1,486
181	Japan Prime Realty Investment Corp. (Real Estate Investment Trusts)	588
254	Japan Real Estate Investment Corp. (Real Estate Investment Trusts)	1,170
525	Japan Retail Fund Investment Corp. (Real Estate Investment Trusts)	1,016
501,397	Japan Tobacco, Inc. (Tobacco)	15,555
195,700	JFE Holdings, Inc. (Metals & Mining)	2,571
4,000	JGC Corp. (Construction & Engineering)	53
112,945	JS Group Corp. (Building Products)	2,299
77,983	JSR Corp. (Chemicals)	1,124
1,009,324	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	3,645
9,500	Kaken Pharmaceutical Co. Ltd. (Pharmaceuticals)	882
40,700	Kanamoto Co. Ltd. (Trading Companies & Distributors)	732
136,602	Kaneka Corp. (Chemicals)	1,006
824,000	Kawasaki Heavy Industries Ltd. (Machinery)	2,845

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
793,800	KDDI Corp. (Wireless Telecommunication Services)	$17,770
2,350	Keyence Corp. (Electronic Equipment, Instruments & Components)	1,050
369,532	Kirin Holdings Co. Ltd. (Beverages)	4,848
1,231,000	Kobe Steel Ltd. (Metals & Mining)	1,335
384,300	Komatsu Ltd. (Machinery)	5,642
39,000	Konami Corp. (Software)	843
21,000	Kubota Corp. (Machinery)	289
150,129	Kuraray Co. Ltd. (Chemicals)	1,871
49,700	Kurita Water Industries Ltd. (Machinery)	1,055
27,726	Lawson, Inc. (Food & Staples Retailing)	2,046
751,231	Marubeni Corp. (Trading Companies & Distributors)	3,681
19,077	Maruichi Steel Tube Ltd. (Metals & Mining)	432
34,900	Medipal Holdings Corp. (Health Care Providers & Services)	554
216,000	Minebea Co. Ltd. (Machinery)	2,293
641,940	Mitsubishi Corp. (Trading Companies & Distributors)	10,524
386,000	Mitsubishi Electric Corp. (Electrical Equipment)	3,537
152,000	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	702
597,000	Mitsubishi Materials Corp. (Metals & Mining)	1,814
98,243	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	1,734
2,023,082	Mitsubishi UFJ Financial Group, Inc. (Banks)	12,225
763,726	Mitsui & Co. Ltd. (Trading Companies & Distributors)	8,585
287,000	Mitsui Chemicals, Inc. (Chemicals)	920
2,291,992	Mizuho Financial Group, Inc. (Banks)	4,288
37,600	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	4,858
147,327	NGK Insulators Ltd. (Machinery)	2,820
1,300	Nidec Corp. (Electrical Equipment)	89
63,900	Nihon Nohyaku Co. Ltd. (Chemicals)^	430
421,000	Nikon Corp. (Household Durables)^	5,092
290	Nippon Building Fund, Inc. (Real Estate Investment Trusts)	1,404
157,000	Nippon Electric Glass Co. Ltd. (Electronic Equipment, Instruments & Components)	758
308	Nippon Prologis REIT, Inc. (Real Estate Investment Trusts)	559
303,700	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	10,699
658,000	Nippon Yusen Kabushiki Kaisha (Marine)	1,525
60,500	Nipro Corp. (Health Care Equipment & Supplies)	622
1,354,779	Nissan Motor Co. Ltd. (Automobiles)	12,458
581,100	Nomura Holdings, Inc. (Capital Markets)	3,374
24,900	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	501

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
349,400	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	$5,894
359,090	Oji Paper Co. Ltd. (Paper & Forest Products)	1,541
137,600	Olympus Corp. (Health Care Equipment & Supplies)	4,293
3,000	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	356
22,700	Oracle Corp. Japan (Software)	959
31,700	ORIX Corp. (Diversified Financial Services)	409
211,477	Osaka Gas Co. Ltd. (Gas Utilities)	802
162,481	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	5,189
46,300	Park24 Co. Ltd. (Commercial Services & Supplies)	869
220,685	Resona Holdings, Inc. (Banks)	1,125
314,200	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	3,172
3,900	Rinnai Corp. (Household Durables)	298
1,000	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	44
1,800	Ryohin Keikaku Co. (Multiline Retail)	367
111,000	Sanden Holdings Corp. (Auto Components)	346
23,904	Sankyo Co. Ltd. (Leisure Products)	851
74,400	Sega Sammy Holdings, Inc. (Leisure Products)	726
185,457	Sekisui Chemical Co. Ltd. (Household Durables)	1,952
231,465	Sekisui House Ltd. (Household Durables)	3,626
2,800	Shimano, Inc. (Leisure Products)	393
47,300	Shin-Etsu Chemical Co. Ltd. (Chemicals)	2,426
79,300	Showa Shell Sekiyu K.K. (Oil, Gas & Consumable Fuels)	625
2,100	SMC Corp. (Machinery)	460
10,500	SoftBank Corp. (Wireless Telecommunication Services)	486
66,500	Sompo Japan Nipponkoa Holdings, Inc. (Insurance)	1,932
17,200	Sony Financial Holdings, Inc. (Insurance)	282
540,000	Sumitomo Chemical Co. Ltd. (Chemicals)	2,732
499,700	Sumitomo Corp. (Trading Companies & Distributors)	4,833
402,000	Sumitomo Heavy Industries Ltd. (Machinery)	1,593
213,000	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	2,420
421,623	Sumitomo Mitsui Financial Group, Inc. (Banks)	15,990
324,000	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	1,188
275,131	Sumitomo Rubber Industries Ltd. (Auto Components)	3,820
5,000	Sysmex Corp. (Health Care Equipment & Supplies)	264
346,685	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	15,211
69,700	The Chugoku Electric Power Co., Inc. (Electric Utilities)	960
110,000	The San-in Godo Bank Ltd. (Banks)	1,077

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
45,100	The Yokohama Rubber Co. Ltd. (Auto Components)	$796
127,135	TonenGeneral Sekiyu K.K. (Oil, Gas & Consumable Fuels)	1,232
244,545	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	1,970
27,881	Toyoda Gosei Co. Ltd. (Auto Components)	548
712,000	Toyota Motor Corp. (Automobiles)	41,691
86,100	Toyota Tsusho Corp. (Trading Companies & Distributors)	1,815
53,800	Trend Micro, Inc. (Software)	1,900
522	United Urban Investment Corp. (Real Estate Investment Trusts)	697
140,768	West Japan Railway Co. (Road & Rail)	8,824
49,900	Yahoo Japan Corp. (Internet Software & Services)	190

		460,186

	Jersey — 0.29%
112,495	Glencore International PLC (Metals & Mining)	156
48,470	Shire PLC (Pharmaceuticals)	3,313
186,976	WPP PLC (Media)	3,892

		7,361

	Liberia — 0.08%
22,817	Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	2,033

	Luxembourg — 0.31%
12,204	RTL Group (Media)	1,052
167,522	SES - FDR, Class - A (Media)	5,286
121,374	Tenaris SA (Energy Equipment & Services)	1,459

		7,797

	Malaysia — 0.14%
29,400	Airasia Berhad (Airlines)	9
36,300	Alliance Financial Group Berhad (Banks)	28
65,600	AMMB Holdings Berhad (Banks)	68
53,100	Astro Malaysia Holdings Berhad (Media)	34
85,100	Axiata Group Berhad (Wireless Telecommunication Services)	112
22,772	Berjaya Sports Toto Berhard (Hotels, Restaurants & Leisure)	16
4,300	British American Tobacco Malaysia Berhad (Tobacco)	59
86,400	Bumi Armada Berhad (Energy Equipment & Services)	18
169,400	CIMB Group Holdings Berhad (Banks)	172
124,788	Dialog Group Berhad (Construction & Engineering)	46
116,300	DiGi.Com Berhad (Wireless Telecommunication Services)	147
38,200	Felda Global Ventures Holdings Berhad (Food Products)	13
54,700	Gamuda Berhad (Construction & Engineering)	55
75,600	Genting Berhad (Hotels, Restaurants & Leisure)	125

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Malaysia (continued)
99,400	Genting Malaysia Berhad (Hotels, Restaurants & Leisure)	$94
8,000	Genting Plantations Berhad (Food Products)	18
19,100	Hong Leong Bank Berhad (Banks)	57
7,400	Hong Leong Financial Group Berhad (Banks)	24
81,500	IHH Healthcare Berhad (Health Care Providers & Services)	111
99,800	IJM Corp. Berhad (Construction & Engineering)	72
84,900	IOI Corp. Berhad (Food Products)	78
45,300	IOI Properties Group Berhad (Real Estate Management & Development)	20
14,400	Kuala Lumpur Kepong Berhad (Food Products)	71
13,200	Lafarge Malayan Cement Berhad (Construction Materials)	27
155,500	Malayan Banking Berhad (Banks)	304
27,900	Malaysia Airports holdings Berhad (Transportation Infrastructure)	33
62,800	Maxis Berhad (Wireless Telecommunication Services)	94
37,200	MISC Berhad (Marine)	75
94,500	Petronas Chemicals Group Berhad (Chemicals)	132
8,300	Petronas Dagangan Berhad (Oil, Gas & Consumable Fuels)	41
23,100	Petronas Gas Berhad (Gas Utilities)	116
16,100	PPB Group Berhad (Food Products)	57
84,240	Public Bank Berhad (Banks)	337
29,000	RHB Capital Berhad (Banks)	39
110,800	SapuraKencana Petroleum Berhad (Energy Equipment & Services)	48
104,200	Sime Darby Berhad (Industrial Conglomerates)	185
36,400	Telekom Malaysia Berhad (Diversified Telecommunication Services)	55
112,800	Tenega Nasional Berhad (Electric Utilities)	309
14,000	UMW Holdings Berhad (Automobiles)	24
31,600	Westports Holding Berhad (Transportation Infrastructure)	31
143,800	YTL Corp. Berhad (Multi-Utilities)	52
75,600	YTL Power International Berhad (Multi-Utilities)	28

		3,434

	Malta — 0.00%
11,360	Brait SE (Capital Markets)	116

	Mexico — 0.37%
94,700	Alfa SAB de CV, Class - A (Industrial Conglomerates)	184
1,064,200	America Movil SAB de CV (Wireless Telecommunication Services)	885
13,500	Arca Continental SAB de CV (Beverages)	76
12,224	Cemex SAB de CV, ADR (Construction Materials)(a)	85
428,011	Cemex SAB de CV (Construction Materials)(a)	299

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Mexico (continued)
15,000	Coca-Cola FEMSA SAB de CV, Series L (Beverages)	$104
35,400	Compartamos SAB de CV (Consumer Finance)	58
15,300	Controladora Comercial Mexicana SAB de CV (Food & Staples Retailing)	44
6,200	El Puerto de Liverpool SAB de CV, Class - C1 (Multiline Retail)	81
76,700	Fibra Uno Amdinistracion SA (Real Estate Investment Trusts)	158
61,500	Fomento Economico Mexicano SAB de CV (Beverages)	550
6,500	Gruma SAB de CV, Class - B (Food Products)	89
10,200	Grupo Aeroportuario del Pacifico SAB de CV, B Shares (Transportation Infrastructure)	89
6,905	Grupo Aeroportuario del Sureste SAB de CV, Class - B (Transportation Infrastructure)	105
55,400	Grupo Bimbo SAB de CV (Food Products)(a)	141
19,500	Grupo Carso SAB de CV, Series A1 (Industrial Conglomerates)	88
11,600	Grupo Comercial Chedraui SAB de CV (Food & Staples Retailing)	30
83,400	Grupo Financiero Banorte SAB de CV (Banks)	409
78,500	Grupo Financiero Inbursa SAB de CV, Class - O (Banks)	162
61,500	Grupo Financiero Santander Mexico SAB de CV, B Shares (Banks)	91
20,700	Grupo Lala SAB de CV (Food Products)	49
122,600	Grupo Mexico SAB de CV, Series B (Metals & Mining)	297
148,237	Grupo Televisa SA, ADR (Media)	3,856
81,900	Grupo Televisa SAB de CV (Media)	427
4,675	Industrias Penoles SAB de CV (Metals & Mining)	64
51,200	Kimberly-Clark de Mexico SAB de CV, A Shares (Household Products)	116
35,300	Mexichem SAB de CV (Chemicals)	87
30,200	Ohl Mexico SAB de CV (Transportation Infrastructure)(a)	39
8,200	Promotora y Operadora de Infraestructura SAB de CV (Construction & Engineering)(a)	90
169,600	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	419

		9,172

	Netherlands — 2.76%
356,358	AEGON NV (Insurance)	2,043
105,081	Airbus Group NV (Aerospace & Defense)	6,222
161,682	Akzo Nobel NV (Chemicals)	10,515
72,483	ASML Holding NV (Semiconductors & Semiconductor Equipment)	6,372
7,119	ASML Holding NV, NYS (Semiconductors & Semiconductor Equipment)	626
8,799	Delta Lloyd NV (Insurance)	74

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Netherlands (continued)
47,245	Euronext NV (Diversified Financial Services)	$2,015
6,154	Gemalto NV (Software)	400
20,901	Grandvision NV (Specialty Retail)	536
884	Heineken Holding NV (Beverages)	72
8,290	Heineken Holding NV (Beverages)	591
10,554	ING Groep NV (Banks)	149
211,145	Koninklijke Ahold NV (Food & Staples Retailing)	4,119
11,788	Koninklijke Boskalis Westminster NV (Construction & Engineering)	516
35,386	Koninklijke DSM NV (Chemicals)	1,633
155,911	Koninklijke Philips Electronics NV (Industrial Conglomerates)	3,668
8,311	Koninklijke Vopak NV (Oil, Gas & Consumable Fuels)	332
5,051	NN Group NV (Insurance)	145
15,107	NXP Semiconductors NV (Semiconductors & Semiconductor Equipment)(a)	1,315
15,881	Randstad Holding NV (Professional Services)	949
691,218	Reed Elsevier NV (Media)	11,291
2,800	Sensata Technologies Holding NV (Electrical Equipment)(a)	124
419,058	TNT NV (Air Freight & Logistics)(a)	1,532
316,394	Unilever NV (Personal Products)	12,682
46,234	Wolters Kluwer NV (Media)	1,426

		69,347

	New Zealand — 0.03%
35,000	Infratil Ltd. (Electric Utilities)	69
76,713	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	103
326,022	Telecom Corp. of New Zealand Ltd. (Diversified Telecommunication Services)	623

		795

	Norway — 0.76%
85,424	DNB ASA (Banks)	1,112
20,494	Gjensidige Forsikring ASA (Insurance)	276
320,534	Orkla ASA (Food Products)	2,371
748,366	Statoil ASA (Oil, Gas & Consumable Fuels)	10,915
239,876	Telenor ASA (Diversified Telecommunication Services)	4,484

		19,158

	Papua New Guinea — 0.01%
66,408	Oil Search Ltd. (Oil, Gas & Consumable Fuels)	337

	Peru — 0.01%
6,200	Compania de Minas Buenaventura SA, ADR (Metals & Mining)	37
2,300	Credicorp Ltd. (Banks)	245

		282

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Philippines — 0.06%
66,530	Aboitiz Equity Ventures, Inc. (Industrial Conglomerates)	$82
49,400	Aboitiz Power Corp. (Independent Power and Renewable Electricity Producers)	46
69,300	Alliance Global Group, Inc. (Industrial Conglomerates)	23
7,210	Ayala Corp. (Diversified Financial Services)	118
246,000	Ayala Land, Inc. (Real Estate Management & Development)	180
20,150	Bank of the Philippine Islands (Banks)	35
53,700	BDO Unibank, Inc. (Banks)	119
136,900	DMCI Holdings, Inc. (Industrial Conglomerates)	37
309,300	Energy Development Corp. (Independent Power and Renewable Electricity Producers)	36
1,115	Globe Telecom, Inc. (Wireless Telecommunication Services)	56
2,575	GT Capital Holdings, Inc. (Diversified Financial Services)	70
16,900	International Container Terminal Services, Inc. (Transportation Infrastructure)	27
84,540	JG Summit Holdings, Inc. (Industrial Conglomerates)	129
14,340	Jollibee Foods Corp. (Hotels, Restaurants & Leisure)	59
356,000	Megaworld Corp. (Real Estate Management & Development)	33
448,100	Metro Pacific Investments Corp. (Diversified Financial Services)	48
10,310	Metropolitan Bank & Trust Co. (Banks)	18
3,260	Philippine Long Distance Telephone Co. (Wireless Telecommunication Services)	153
5,410	SM Investments Corp. (Industrial Conglomerates)	103
279,100	SM Prime Holdings, Inc. (Real Estate Management & Development)	124
29,220	Universal Robina Corp. (Food Products)	120

		1,616

	Poland — 0.07%
1,394	Alior Bank SA (Banks)(a)	29
1,104	Bank Handlowy w Warszawie SA (Banks)	24
14,737	Bank Millennium SA (Banks)(a)	23
4,362	Bank Pekao SA (Banks)	177
1,164	Bank Zachodni WBK SA (Banks)	90
761	CCC SA (Textiles, Apparel & Luxury Goods)	33
6,389	Cyfrowy Polsat SA (Media)(a)	39
7,239	Enea SA (Electric Utilities)	26
6,708	Energa SA (Electric Utilities)	30
2,745	Eurocash SA (Food & Staples Retailing)	32
1,510	Grupa Azoty SA (Chemicals)(a)	35
2,554	Grupa Lotos SA (Oil, Gas & Consumable Fuels)(a)	19
4,681	KGHM Polska Miedz SA (Metals & Mining)	101

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Poland (continued)
43	LPP SA (Textiles, Apparel & Luxury Goods)	$89
496	MBank SA (Banks)(a)	45
27,898	PGE SA (Electric Utilities)^	99
10,690	Polski Koncern Naftowy Orlen SA (Oil, Gas & Consumable Fuels)	186
59,087	Polskie Gornictwo Naftowe i Gazownictwo SA (Oil, Gas & Consumable Fuels)	102
29,136	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)(a)	226
1,862	Powszechny Zaklad Ubezpieczen SA (Insurance)^	191
17,743	Synthos SA (Chemicals)	18
40,517	Tauron Polska Energia SA (Electric Utilities)	35
21,701	Telekomunikacja Polska SA (Diversified Telecommunication Services)	42

		1,691

	Portugal — 0.07%
496,549	EDP - Energias de Portugal SA (Electric Utilities)	1,819

	Qatar — 0.05%
3,275	Barwa Real Estate Co. (Real Estate Management & Development)	39
3,870	Doha Bank QSC (Banks)	53
24,555	Ezdan Real Estate Co. QSC (Real Estate Management & Development)	126
1,573	Gulf International Services QSC (Energy Equipment & Services)	28
5,117	Industries Qatar QSC (Industrial Conglomerates)	173
12,371	Masraf Al Rayan (Banks)	146
2,747	Ooredoo QSC (Diversified Telecommunication Services)	58
930	Qatar Electricity & Water Co. (Multi-Utilities)	53
3,043	Qatar Insurance Co. (Insurance)	78
1,805	Qatar Islamic Bank (Banks)	57
5,890	Qatar National Bank (Banks)	305
4,911	The Commercial Bank of Qatar QSC (Banks)	76
11,438	Vodafone Qatar (Wireless Telecommunication Services)	43

		1,235

	Russia — 0.17%
61,600	ALROSA AO (Metals & Mining)	55
3,932,000	Federal Hydrogenerating Co. (Electric Utilities)	37
387,902	Gazprom OAO (Oil, Gas & Consumable Fuels)	800
6,621	LUKOIL OAO, ADR (Oil, Gas & Consumable Fuels)	226
17,112	LUKOIL OAO (Oil, Gas & Consumable Fuels)	588
8,724	Magnit OJSC, Registered Shares, GDR (Food & Staples Retailing)	417
3,144	MegaFon OAO, GDR (Wireless Telecommunication Services)	38

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Russia (continued)
1,860	MMC Norilsk Nickel PJSC (Metals & Mining)	$271
17,400	Mobile TeleSystems OJSC, ADR (Wireless Telecommunication Services)	125
2,900	NovaTek OAO, Registered Shares, GDR (Oil, Gas & Consumable Fuels)	269
35,590	Rosneft Oil (Oil, Gas & Consumable Fuels)	133
27,240	Rostelecom OJSC (Diversified Telecommunication Services)	36
361,720	Sberbank of Russia (Banks)	419
7,050	Severstal (Metals & Mining)	76
5,147	Sistema JSFC, GDR (Wireless Telecommunication Services)	36
241,100	Surgutneftegas (Oil, Gas & Consumable Fuels)	124
47,580	Tatneft, Class - S (Oil, Gas & Consumable Fuels)	226
38,080	The Moscow Exchange MICEX (Diversified Financial Services)(a)	47
24,790	Uralkali OJSC (Chemicals)	74
173,500,000	VTB Bank OJSC (Banks)	181

		4,178

	Singapore — 1.21%
795,300	Ascendas Real Estate Investment Trust (Real Estate Investment Trusts)	1,310
757,409	CapitaCommercial Trust (Real Estate Investment Trusts)	715
915,600	CapitaMall Trust (Real Estate Investment Trusts)	1,225
1,058,100	ComfortDelGro Corp. Ltd. (Road & Rail)	2,138
71,721	DBS Group Holdings Ltd. (Banks)	819
3,284,807	Hutchison Port Holdings Trust (Transportation Infrastructure)	1,809
1,084,891	Keppel Corp. Ltd. (Industrial Conglomerates)	5,190
692,700	SembCorp Industries Ltd. (Industrial Conglomerates)	1,691
615,500	SembCorp Marine Ltd. (Machinery)^	994
909,447	Singapore Press Holdings Ltd. (Media)	2,455
748,000	Singapore Tech Engineering (Aerospace & Defense)	1,570
3,163,810	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	8,009
224,200	StarHub Ltd. (Wireless Telecommunication Services)	546
889,680	Suntec REIT (Real Estate Investment Trusts)	940
1,371,411	Yangzijiang Shipbuilding Holdings Ltd. (Machinery)	1,097

		30,508

	South Africa — 0.34%
76,767	African Bank Investments Ltd. (Diversified Financial Services)(a)(b)	—
3,516	African Rainbow Minerals Ltd. (Metals & Mining)	13
1,336	Anglo Platinum Ltd. (Metals & Mining)(a)	22

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Africa (continued)
13,565	AngloGold Ashanti Ltd. (Metals & Mining)(a)	$110
10,943	Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)	233
11,434	Barclays Africa Group Ltd. (Banks)	141
7,428	Barloworld Ltd. (Trading Companies & Distributors)	41
10,687	Bidvest Group Ltd. (Industrial Conglomerates)	252
1,193	Capitec Bank Holdings Ltd. (Banks)	43
7,705	Coronation Fund Managers Ltd. (Capital Markets)	36
11,989	Discovery Ltd. (Insurance)	119
3,843	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)	15
112,873	FirstRand Ltd. (Diversified Financial Services)	400
26,067	Gold Fields Ltd. (Metals & Mining)	69
76,787	Growthpoint Properties Ltd. (Real Estate Investment Trusts)	142
8,098	Hyprop Investments Ltd. (Real Estate Investment Trusts)	71
18,081	Impala Platinum Holdings Ltd. (Metals & Mining)(a)	50
6,288	Imperial Holdings Ltd. (Distributors)	77
8,169	Investec Ltd. (Capital Markets)	63
1,458	Kumba Iron Ore Ltd. (Metals & Mining)	8
3,919	Liberty Holdings Ltd. (Insurance)	36
31,440	Life Healthcare Group Holdings Ltd. (Health Care Providers & Services)	81
3,339	Massmart Holdings Ltd. (Food & Staples Retailing)	26
16,432	Mediclinic International Ltd. (Health Care Providers & Services)	131
37,370	MMI Holdings Ltd. (Insurance)	64
3,974	Mondi Ltd. (Paper & Forest Products)	84
8,058	Mr. Price Group Ltd. (Specialty Retail)	113
55,739	MTN Group Ltd. (Wireless Telecommunication Services)	717
20,364	Nampak Ltd. (Containers & Packaging)	38
14,116	Naspers Ltd. (Media)	1,769
6,661	Nedbank Group Ltd. (Banks)	106
32,229	Netcare Ltd. (Health Care Providers & Services)	85
8,171	Pick n Pay Stores Ltd. (Food & Staples Retailing)	39
3,538	Pioneer Foods Group Ltd. (Food Products)	50
3,047	PSG Group Ltd. (Diversified Financial Services)	49
139,248	Redefine Properties Ltd. (Real Estate Investment Trusts)	118
16,141	Remgro Ltd. (Diversified Financial Services)	295
9,475	Resilient Property Income Fund Ltd. (Real Estate Investment Trusts)	79
23,878	RMB Holdings Ltd. (Diversified Financial Services)	114
22,756	RMI Holdings Ltd. (Insurance)	68
5,051	Samsung Heavy Industries Co. Ltd. (Machinery)	53
58,224	Sanlam Ltd. (Insurance)	253

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Africa (continued)
18,360	Sappi Ltd. (Paper & Forest Products)(a)	$56
18,564	Sasol Ltd. (Oil, Gas & Consumable Fuels)	520
15,398	Shoprite Holdings Ltd. (Food & Staples Retailing)	175
39,725	Standard Bank Group Ltd. (Banks)	388
75,283	Steinhoff International Holdings Ltd. (Household Durables)	463
7,882	Telkom SA SOC Ltd. (Diversified Telecommunication Services)	38
6,866	The Foschini Group Ltd. (Specialty Retail)	70
5,521	The Spar Group Ltd. (Food & Staples Retailing)	74
4,941	Tiger Brands Ltd. (Food Products)	109
14,363	Truworths International Ltd. (Specialty Retail)^	88
8,980	Tsogo Sun Holdings Ltd. (Hotels, Restaurants & Leisure)	16
12,508	Vodacom Group Ltd. (Wireless Telecommunication Services)	125
30,644	Woolworths Holdings Ltd. (Multiline Retail)	215

		8,610

	South Korea — 1.22%
1,077	Amorepacific Corp. (Personal Products)	351
935	Amorepacific Group (Personal Products)	129
220	BGF Retail Co. Ltd. (Food & Staples Retailing)	38
7,304	BS Financial Group, Inc. (Banks)	85
2,098	Celltrion, Inc. (Pharmaceuticals)^(a)	120
2,453	Cheil Industries, Inc. (Industrial Conglomerates)(a)	305
2,699	Cheil Worldwide, Inc. (Media)(a)	42
264	CJ Cheiljedang Corp. (Food Products)	85
487	CJ Corp. (Industrial Conglomerates)	109
269	CJ Korea Express Co. Ltd. (Road & Rail)(a)	45
1,808	Coway Co. Ltd. (Household Durables)	128
893	Daelim Industrial Co. Ltd. (Construction & Engineering)	51
3,393	Daewoo Engineering & Construction Co. Ltd. (Construction & Engineering)(a)	18
1,544	Daewoo International Corp. (Trading Companies & Distributors)	27
6,011	Daewoo Securities Co. Ltd. (Capital Markets)	61
2,874	Daewoo Shipbuilding & Marine Engineering Co. Ltd. (Machinery)	16
987	Daum Kakao Corp. (Internet Software & Services)	105
5,676	DGB Financial Group, Inc. (Banks)	50
1,421	Dongbu Insurance Co. Ltd. (Insurance)	74
876	Dongsuh Cos., Inc. (Food & Staples Retailing)	27
193	Doosan Corp. (Industrial Conglomerates)	18
1,626	Doosan Heavy Industries & Construction Co. Ltd. (Electrical Equipment)	29
3,933	Doosan Infracore Co. Ltd. (Machinery)(a)	22

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Korea (continued)
701	E-Mart Co. Ltd. (Food & Staples Retailing)	$137
1,674	GS Engineering & Construction Corp. (Construction & Engineering)(a)	35
1,708	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	66
1,261	Halla Climate Control Corp. (Auto Components)	42
9,721	Hana Financial Group, Inc. (Banks)	217
2,500	Hankook Tire Co. Ltd. (Auto Components)	84
171	Hanmi Pharm Co. Ltd. (Pharmaceuticals)(a)	54
464	Hanmi Science Co. Ltd. (Pharmaceuticals)(a)	55
315	Hanssem Co. Ltd. (Household Durables)	76
3,532	Hanwha Chemical Corp. (Chemicals)	65
1,509	Hanwha Corp. (Chemicals)	50
517	Honam Petrochemical Corp. (Chemicals)	118
1,116	Hotel Shilla Co. Ltd. (Specialty Retail)	109
18,965	Hynix Semiconductor, Inc. (Semiconductors & Semiconductor Equipment)	541
764	Hyosung Corp. (Chemicals)	73
509	Hyundai Department Store (Multiline Retail)	58
1,895	Hyundai Development Co. (Construction & Engineering)	88
2,621	Hyundai Engineering & Construction Co. Ltd. (Construction & Engineering)	76
628	Hyundai Glovis Co. Ltd. (Air Freight & Logistics)	119
1,405	Hyundai Heavy Industries Co. Ltd. (Machinery)(a)	115
2,083	Hyundai Marine & Fire Insurance Co. Ltd. (Insurance)	53
1,843	Hyundai Merchant Marine Co. Ltd. (Marine)(a)	10
2,221	Hyundai Mobis Co. Ltd. (Auto Components)	434
24,732	Hyundai Motor Co. Ltd. (Automobiles)	3,438
2,695	Hyundai Steel Co. (Metals & Mining)	117
549	Hyundai Wia Corp. (Auto Components)	60
9,335	Industrial Bank of Korea (Banks)	108
3,942	Kangwon Land, Inc. (Hotels, Restaurants & Leisure)	141
12,577	KB Financial Group, Inc. (Banks)	374
194	KCC Corp. (Building Products)	68
752	KEPCO Plant Service & Engineering Co. Ltd. (Commercial Services & Supplies)	77
8,564	Kia Motors Corp. (Automobiles)	388
1,467	Korea Aerospace Industries Ltd. (Aerospace & Defense)	85
8,590	Korea Electric Power Corp. (Electric Utilities)	354
597	Korea Gas Corp. (Gas Utilities)	20
1,308	Korea Investment Holdings Co. Ltd. (Capital Markets)	68
463	Korea Kumho Petrochemical Co. Ltd. (Chemicals)	21

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Korea (continued)
7,327	Korea Life Insurance Co. Ltd. (Insurance)	$50
285	Korea Zinc Co. Ltd. (Metals & Mining)	112
1,165	Korean Air Lines Co. Ltd. (Airlines)(a)	31
1,080	KT Corp. (Diversified Telecommunication Services)(a)	28
41,197	KT&G Corp. (Tobacco)	3,875
1,555	LG Chem Ltd. (Chemicals)	377
3,185	LG Corp. (Industrial Conglomerates)	164
7,222	LG Display Co. Ltd. (Electronic Equipment, Instruments & Components)	138
3,565	LG Electronics, Inc. (Household Durables)	138
314	LG Household & Health Care Ltd. (Household Products)	227
474	LG Innotek Co. Ltd. (Electronic Equipment, Instruments & Components)	35
7,154	LG UPlus Corp. (Diversified Telecommunication Services)	73
24	Lotte Confectionery Co. Ltd. (Food Products)	45
370	Lotte Shopping Co. Ltd. (Multiline Retail)	89
508	LS Industrial Systems Co. Ltd. (Electrical Equipment)	20
812	Mirae Asset Securities Co. Ltd. (Capital Markets)	19
939	Naver Corp. (Internet Software & Services)	407
514	NCsoft Corp. (Software)	82
4,712	NH Investment & Securities Co. Ltd. (Capital Markets)	40
563	OCI Co. Ltd. (Chemicals)	39
136	Orion Corp. (Food Products)	108
1,521	Paradise Co. Ltd. (Hotels, Restaurants & Leisure)	29
2,272	POSCO (Metals & Mining)	322
634	S1 Corp. (Commercial Services & Supplies)	50
1,162	Samsung Card Co. Ltd. (Consumer Finance)	36
2,008	Samsung Electro-Mechanics Co. Ltd. (Electronic Equipment, Instruments & Components)	109
4,840	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	4,644
1,190	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	282
2,551	Samsung Life Insurance Co. Ltd. (Insurance)	213
1,850	Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	171
987	Samsung SDS Co. Ltd. (IT Services)	241
1,921	Samsung Securities Co. Ltd. (Capital Markets)	74
13,983	Shinhan Financial Group Co. Ltd. (Banks)	489
231	Shinsegae Co. Ltd. (Multiline Retail)	46

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Korea (continued)
1,178	SK C&C Co. Ltd. (Industrial Conglomerates)	$243
2,170	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)(a)	181
4,620	SK Networks Co. Ltd. (Trading Companies & Distributors)	27
31,994	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	7,098
1,510	S-Oil Corp. (Oil, Gas & Consumable Fuels)	80
11,356	Woori Bank (Banks)	90
475	Yuhan Corp. (Pharmaceuticals)	98

		30,549

	Spain — 2.68%
200,772	Abertis Infraestructuras SA (Transportation Infrastructure)	3,176
88,322	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	2,541
4,700	Amadeus IT Holding SA, A Shares (IT Services)	201
1,124,022	Banco Bilbao Vizcaya Argentaria SA (Banks)	9,504
68,931	Banco de Sabadell SA (Banks)	127
2,201,764	Banco Santander SA (Banks)	11,707
45,792	Bolsas y Mercados Espanoles (Diversified Financial Services)^	1,549
1,112,122	CaixaBank SA (Banks)(c)	4,292
114,871	Corporacion Mapfre (Insurance)	300
25,371	Enagas (Gas Utilities)	727
37,665	Gamesa Corporacion Tecnologica SA (Electrical Equipment)	523
43,391	Gas Natural SDG SA (Gas Utilities)	847
38,978	Grifols SA, ADR (Biotechnology)	1,185
32,567	Grifols SA (Biotechnology)	1,346
914,678	Iberdrola SA (Electric Utilities)	6,094
23,560	Red Electrica Corporacion SA (Electric Utilities)	1,956
531,811	Repsol YPF SA (Oil, Gas & Consumable Fuels)	6,202
29,895	Tecnicas Reunidas SA (Energy Equipment & Services)	1,324
1,130,121	Telefonica SA (Diversified Telecommunication Services)	13,710

		67,311

	Sweden — 2.43%
64,218	Alfa Laval AB (Machinery)	1,052
30,642	Assa Abloy AB, B Shares (Building Products)	550
22,014	Autoliv, Inc. - SDR (Auto Components)	2,393
72,731	Boliden AB (Metals & Mining)	1,139
12,243	Electrolux AB, B Shares (Household Durables)	346
7,014	Hennes & Mauritz AB, B Shares (Specialty Retail)	256
28,125	Industrivarden AB, C Shares (Diversified Financial Services)	494
4,782	Modern Times Group, B Shares (Media)	123
583,552	Nordea Bank AB (Banks)	6,512
821,396	Sandvik AB (Machinery)	6,999

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sweden (continued)
288,280	Skandinaviska Enskilda Banken AB, Class - A (Banks)	$3,084
228,697	Skanska AB, B Shares (Construction & Engineering)	4,491
23,745	Svenska Cellusoa AB, B Shares (Household Products)	665
46,593	Svenska Handelsbanken AB, A Shares (Banks)	669
267,039	Swedbank AB, A Shares (Banks)	5,909
117,661	Tele2 AB, B Shares (Wireless Telecommunication Services)	1,148
2,053,540	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	20,152
922,597	TeliaSonera AB (Diversified Telecommunication Services)	4,981

		60,963

	Switzerland — 10.25%
1,493,983	ABB Ltd., Registered Shares (Electrical Equipment)	26,442
37,098	Actelion Ltd. (Biotechnology)	4,716
193,529	Adecco SA, Registered Shares (Professional Services)	14,178
67,365	Aryzta AG (Food Products)	2,856
10,629	Baloise Holding AG, Registered Shares (Insurance)	1,219
145,109	Clariant AG (Chemicals)	2,445
55,900	Compagnie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	4,351
167,123	Credit Suisse Group AG (Capital Markets)	4,018
3,275	DKSH Holding Ltd. (Professional Services)	208
6,159	Givaudan SA (Chemicals)	10,025
6,560	Holcim Ltd., Registered Shares (Construction Materials)	344
7,879	Julius Baer Group Ltd. (Capital Markets)	358
32,379	Kuehne & Nagel International Ltd. (Marine)	4,165
749,033	Nestle SA (Food Products)	56,349
120,542	Novartis AG, Registered Shares (Pharmaceuticals)	11,083
6,717	Pargesa Holding SA (Diversified Financial Services)	394
3,984	Partners Group Holding AG (Capital Markets)	1,351
229,739	Roche Holding AG (Pharmaceuticals)	61,007
3,586	SGS SA, Registered Shares (Professional Services)	6,268
15,338	Sulzer AG (Machinery)	1,503
4,008	Swiss Life Holding (Insurance)	894
24,501	Swiss Prime Site AG (Real Estate Management & Development)	1,791
77,021	Swiss Re AG (Insurance)	6,610
10,286	Swisscom AG (Diversified Telecommunication Services)	5,135
15,495	Syngenta AG, Registered Shares (Chemicals)	4,966

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
18,510	TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	$1,109
699	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	50
891	The Swatch Group AG, B Shares (Textiles, Apparel & Luxury Goods)	331
247,567	Transocean Ltd. (Energy Equipment & Services)^	3,194
424,844	UBS Group AG (Capital Markets)	7,857
49,562	Zurich Financial Services AG (Insurance)	12,172

		257,389

	Taiwan — 0.55%
80,524	Acer, Inc. (Technology Hardware, Storage & Peripherals)(a)	32
211,000	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	230
10,491	AdvanTech Co. Ltd. (Technology Hardware, Storage & Peripherals)	72
79,980	Asia Cement Corp. (Construction Materials)	78
51,000	Asia Pacific Telecom Co. Ltd. (Diversified Telecommunication Services)(a)	15
22,000	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	189
292,000	AU Optronics Corp. (Electronic Equipment, Instruments & Components)	86
4,258	Casetek Holdings Ltd. (Technology Hardware, Storage & Peripherals)	18
22,000	Catcher Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	236
274,100	Cathay Financial Holding Co. Ltd. (Insurance)	376
156,534	Chang Hwa Commercial Bank Ltd. (Banks)	77
76,000	Cheng Shin Rubber Industry Co. Ltd. (Auto Components)	125
15,235	Chicony Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	35
87,000	China Airlines Ltd. (Airlines)(a)	30
463,000	China Development Financial Holding Corp. (Banks)	125
106,660	China Life Insurance Co. Ltd. (Insurance)	81
18,000	China Motor Corp. (Automobiles)	13
379,440	China Steel Corp. (Metals & Mining)	222
496,313	Chinatrust Financial Holding Co. Ltd. (Banks)	257
127,000	Chunghwa Telecom Co. Ltd. (Diversified Telecommunication Services)	382
142,000	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	81
21,000	CTCI Corp. (Construction & Engineering)	25

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
230,715	E.Sun Financial Holding Co. Ltd. (Banks)	$136
6,320	ECLAT Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)	100
30,000	Epistar Corp. (Semiconductors & Semiconductor Equipment)	23
69,984	EVA Airways Corp. (Airlines)(a)	39
68,680	Evergreen Marine Corp. Ltd. (Marine)	30
108,413	Far Eastern New Century Corp. (Industrial Conglomerates)	97
53,000	Far EasTone Telecommunications Co. Ltd. (Wireless Telecommunication Services)	114
10,300	Feng Tay Enterprise Co. Ltd. (Textiles, Apparel & Luxury Goods)	64
340,013	First Financial Holdings Co. Ltd. (Banks)	155
103,000	Formosa Chemicals & Fibre Corp. (Chemicals)	210
39,000	Formosa Petrochemical Corp. (Oil, Gas & Consumable Fuels)	93
139,000	Formosa Plastics Corp. (Chemicals)	293
26,000	Formosa Taffeta Co. Ltd. (Textiles, Apparel & Luxury Goods)	25
30,452	Foxconn Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	88
223,000	Fubon Financial Holding Co. Ltd. (Diversified Financial Services)	349
10,000	Giant Manufacturing Co. Ltd. (Leisure Products)	72
1,000	Hermes Microvision, Inc. (Semiconductors & Semiconductor Equipment)	38
23,400	Highwealth Construction Corp. (Real Estate Management & Development)	33
6,548	Hiwin Technologies Corp. (Machinery)	35
464,898	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	1,216
8,000	Hotai Motor Co. Ltd. (Specialty Retail)	85
15,000	HTC Corp. (Technology Hardware, Storage & Peripherals)	29
217,779	Hua Nan Financial Holdings Co. Ltd., Class - C (Banks)	102
285,500	Innolux Corp. (Electronic Equipment, Instruments & Components)	89
78,000	Inotera Memories, Inc. (Semiconductors & Semiconductor Equipment)(a)	49
79,000	Inventec Corp. (Technology Hardware, Storage & Peripherals)	38
9,000	Kinsus Interconnect Technology Corp. (Semiconductors & Semiconductor Equipment)	17
3,000	Largan Precision Co. Ltd. (Electronic Equipment, Instruments & Components)	235
71,982	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	66
50,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	372
333,000	Mega Financial Holding Co. Ltd. (Banks)	231

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
7,500	Merida Industry Co. Ltd. (Leisure Products)	$41
160,000	Nan Ya Plastics Corp. (Chemicals)	272
19,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	60
60,000	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	147
5,000	Phison Electronics Corp. (Semiconductors & Semiconductor Equipment)	32
74,000	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	112
21,000	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	38
19,000	President Chain Store Corp. (Food & Staples Retailing)	119
161,638	President Enterprises Corp. (Food Products)	281
84,000	Quanta Computer, Inc. (Technology Hardware, Storage & Peripherals)	146
14,000	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	43
16,000	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	27
27,426	Ruentex Development Co. Ltd. (Real Estate Management & Development)	30
18,000	Ruentex Industries Ltd. (Textiles, Apparel & Luxury Goods)	32
272,847	Shin Kong Financial Holding Co. Ltd. (Insurance)	65
100,000	Siliconware Precision Industries Co. (Semiconductors & Semiconductor Equipment)	125
9,000	Simplo Technology Co. Ltd. (Electronic Equipment, Instruments & Components)	29
322,422	SinoPac Financial Holdings Co. Ltd. (Banks)	102
11,484	Standard Foods Corp. (Food Products)	25
43,000	Synnex Technology International Corp. (Electronic Equipment, Instruments & Components)	43
266,965	Taishin Financial Holding Co. Ltd. (Banks)	95
143,524	Taiwan Business Bank (Banks)(a)	36
112,000	Taiwan Cement Corp. (Construction Materials)	114
239,316	Taiwan Cooperative Financial Holding Co. Ltd. (Banks)	99
23,000	Taiwan Fertilizer Co. Ltd. (Chemicals)	29
21,000	Taiwan Glass Industry Corp. (Building Products)(a)	8
56,000	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	172
18,600	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Semiconductors & Semiconductor Equipment)	386

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
823,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	$3,299
65,000	Teco Electric & Machinery Co. Ltd. (Electrical Equipment)	51
8,000	TPK Holding Co. Ltd. (Electronic Equipment, Instruments & Components)	19
6,000	Transcend Information, Inc. (Semiconductors & Semiconductor Equipment)	15
18,000	U-Ming Marine Transport Corp. (Marine)	19
407,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	134
27,000	Vanguard International Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	31
10,000	Wan Hai Lines Ltd. (Marine)	6
75,480	Wistron Corp. (Technology Hardware, Storage & Peripherals)	39
48,000	WPG Holdings Ltd. (Electronic Equipment, Instruments & Components)	46
53,000	Yang Ming Marine Transport (Marine)(a)	15
295,821	Yuanta Financial Holding Co. Ltd. (Capital Markets)	110
29,000	Yulon Motor Co. Ltd. (Automobiles)	26

		13,826

	Thailand — 0.11%
28,300	Advanced INFO Service Public Co. Ltd. (Wireless Telecommunication Services)	177
14,300	Airports of Thailand Public Co. Ltd., Registered Shares (Transportation Infrastructure)	111
18,500	Bangkok Bank Public Co. Ltd. - NVDR (Banks)	82
128,400	Bangkok Dusit Medical Service Public Co. Ltd. (Health Care Providers & Services)	66
43,700	Banpu Public Co. Ltd., Registered Shares (Oil, Gas & Consumable Fuels)	24
19,400	Banpu Public Co. Ltd. - NVDR (Oil, Gas & Consumable Fuels)	11
31,900	BEC World Public Co. Ltd., Registered Shares (Media)	28
188,100	BTS Group Holdings Public Co. Ltd. (Road & Rail)	51
12,000	Bumrungrad Hospital Public Co. Ltd. (Health Care Providers & Services)	71
45,400	Central Pattana Public Co. Ltd., Registered Shares (Real Estate Management & Development)	56
97,700	Charoen Pokphand Foods Public Co. Ltd. (Food Products)	57
147,400	CP ALL Public Co. Ltd. (Food & Staples Retailing)	195

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Thailand (continued)
18,500	Delta Electronics (Thailand) Public Co. Ltd. (Electronic Equipment, Instruments & Components)	$45
5,100	Delta Electronics (Thailand) Public Co. Ltd. (Electronic Equipment, Instruments & Components)	12
59,000	Delta Electronics Public Co. Ltd. - NVDR (Electronic Equipment, Instruments & Components)	278
20,000	Energy Absolute Public Co. Ltd. (Oil, Gas & Consumable Fuels)	12
47,500	Energy Absolute Public Co. Ltd. - NVDR (Oil, Gas & Consumable Fuels)	28
17,300	Glow Energy Public Co. Ltd. (Independent Power and Renewable Electricity Producers)	41
30,008	Home Product Center Public Co. Ltd., Registered Shares (Specialty Retail)	6
41,300	Indorama Ventures Public Co. Ltd. (Chemicals)	26
331,500	IRPC Public Co. Ltd. - NVDR (Oil, Gas & Consumable Fuels)	34
60,600	Kasikornbank Public Co. Ltd. (Banks)	285
117,400	Krung Thai Bank Public Co. Ltd., Registered Shares (Banks)	55
57,460	Minor International Public Co. Ltd., Registered Shares (Hotels, Restaurants & Leisure)	46
46,700	PTT Exploration & Production Public Co. Ltd. (Oil, Gas & Consumable Fuels)	90
55,900	PTT Global Chemical Public Co. Ltd. (Chemicals)	83
1,600	PTT Public Co. Ltd. (Oil, Gas & Consumable Fuels)	11
33,500	PTT Public Co. Ltd. - NVDR (Oil, Gas & Consumable Fuels)	222
52,400	Siam Commercial Bank Public Co. Ltd. (Banks)	194
27,200	Thai Oil Public Co. Ltd. (Oil, Gas & Consumable Fuels)	40
22,200	Thai Union Frozen Products Public Co. Ltd. - NVDR (Food Products)	11
75,600	Thai Union Group Public Co. Ltd. (Food Products)	38
12,700	The Siam Cement Public Co. Ltd. (Construction Materials)	163
441,600	TMB Bank Public Co. Ltd. (Banks)	30
288,110	True Corp. Public Co. Ltd. (Diversified Telecommunication Services)(a)	78

		2,757

	Turkey — 0.06%
74,048	Akbank TAS (Banks)	167
6,922	Anadolu EFES Biracilik VE Malt Sanayii A/S (Beverages)	49
8,094	Arcelik A/S (Household Durables)	39
6,411	Bim Birlesik Magazalar A/S (Food & Staples Retailing)	114
2,386	Coca-Cola Icecek A/S (Beverages)	27
64,366	Emlak Konut Gayrimenkul Yatirim (Real Estate Investment Trusts)	53

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Turkey (continued)
16,884	Enka Insaat ve Sanayi A/S (Industrial Conglomerates)	$28
47,723	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	59
2,434	Ford Otomotiv Sanayi A/S (Automobiles)	26
27,376	Haci OMER Sabanci Holding A/S (Diversified Financial Services)	80
21,579	KOC Holdings A/S (Industrial Conglomerates)	85
11,340	Petkim Petrokimya Holding A/S (Chemicals)(a)	15
5,497	TAV Havalimanlari Holding A/S (Transportation Infrastructure)	43
4,302	Tofas Turk Otomobil Fabrikasi A/S (Automobiles)	26
4,205	Tupras-Turkiye Petrol Rafinerileri A/S (Oil, Gas & Consumable Fuels)(a)	103
18,478	Turk Hava Yollari Anonim Ortakligi A/S (Airlines)(a)	49
15,702	Turk Telekomunikasyon A/S (Diversified Telecommunication Services)	31
29,599	Turkcell Iletisim Hizmetleri A/S (Wireless Telecommunication Services)	103
77,468	Turkiye Garanti Bankasi A/S (Banks)	181
21,143	Turkiye Halk Bankasi A/S (Banks)	71
53,280	Turkiye Is Bankasi A/S, C Shares (Banks)	83
19,851	Turkiye Sise ve Cam Fabrikalari A/S (Industrial Conglomerates)	19
20,860	Turkiye Vakiflar Bankasi TAO, Class - D (Banks)	26
5,262	Ulker Biskuvi Sanayi A/S (Food Products)	33
29,729	Yapi ve Kredi Bankasi A/S (Banks)	33

		1,543

	United Arab Emirates — 0.03%
65,514	Abu Dhabi Commercial Bank PJSC (Banks)	138
105,261	Aldar Properties PJSC (Real Estate Management & Development)	69
75,685	Arabtec Holding Co. (Construction & Engineering)(a)	38
5,551	DP World Ltd. (Transportation Infrastructure)	118
63,397	Dubai Financial Market (Diversified Financial Services)	29
32,863	Dubai Islamic Bank (Banks)	60
50,264	Emaar Malls Group PJSC (Real Estate Management & Development)(a)	42
117,316	Emaar Properties PJSC (Real Estate Management & Development)	209
30,042	First Gulf Bank PJSC (Banks)	114
22,742	National Bank of Abu Dhabi (Banks)	59

		876

	United Kingdom — 18.97%
128,200	AA PLC (Commercial Services & Supplies)	550

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
103,987	Aberdeen Asset Management PLC (Capital Markets)	$467
21,481	Admiral Group PLC (Insurance)	488
173,387	AMEC PLC (Energy Equipment & Services)	1,883
638,064	Anglo American PLC (Metals & Mining)	5,329
8,000	ARM Holdings PLC (Semiconductors & Semiconductor Equipment)	115
2,500	Associated British Foods PLC (Food Products)	127
499,011	AstraZeneca PLC (Pharmaceuticals)	31,641
403,539	Auto Trader Group PLC (Internet Software & Services)(a)	2,075
917,414	Aviva PLC (Insurance)	6,274
80,691	Babcock International Group PLC (Commercial Services & Supplies)	1,116
1,429,056	BAE Systems PLC (Aerospace & Defense)	9,685
629,975	Balfour Beatty PLC (Construction & Engineering)	2,398
2,368,441	Barclays PLC (Banks)	8,764
247,900	BCA Marketplace PLC, Registered Shares (Specialty Retail)(a)	640
100,991	Bellway PLC (Household Durables)	3,805
830,147	BHP Billiton PLC (Metals & Mining)	12,634
4,329,422	BP PLC (Oil, Gas & Consumable Fuels)	21,961
765,516	British American Tobacco PLC (Tobacco)	42,230
1,474,100	BT Group PLC (Diversified Telecommunication Services)	9,380
209,481	Capital Shopping Centres Group PLC (Real Estate Investment Trusts)	1,045
151,610	Carnival PLC (Hotels, Restaurants & Leisure)	7,842
1,480,730	Centrica PLC (Multi-Utilities)	5,143
321,821	Compass Group PLC (Hotels, Restaurants & Leisure)	5,140
57,369	Croda International PLC (Chemicals)	2,354
56,993	Delphi Automotive PLC (Auto Components)	4,334
163,475	Diageo PLC (Beverages)	4,391
160,289	Direct Line Insurance Group PLC (Insurance)	909
4,000	Ensco PLC, ADR (Energy Equipment & Services)	56
10,300	Fidessa Group PLC (Software)	279
1,680,659	GlaxoSmithKline PLC (Pharmaceuticals)	32,253
44,330	Grainger PLC (Real Estate Management & Development)	160
7,268	Greene King PLC (Hotels, Restaurants & Leisure)	88
5,700	Halma PLC (Electronic Equipment, Instruments & Components)	62
25,500	Henderson Group PLC (Capital Markets)	100
83,691	Home Retail Group PLC (Internet & Catalog Retail)	172
332,198	Howden Joinery Group PLC (Specialty Retail)	2,451
2,239,599	HSBC Holdings PLC (Banks)	16,892
843,478	HSBC Holdings PLC (HK) (Banks)	6,334
89,680	ICAP PLC (Capital Markets)	622
531,359	Imperial Tobacco Group PLC (Tobacco)	27,466

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
57,459	InterContinental Hotels Group PLC (Hotels, Restaurants & Leisure)	$1,990
874,401	International Consolidated Airlines Group SA (Airlines)(a)	7,810
2,757,969	ITV PLC (Media)	10,275
886,461	J Sainsbury PLC (Food & Staples Retailing)	3,505
105,970	Johnson Matthey PLC (Chemicals)	3,928
675,987	Legal & General Group PLC (Insurance)	2,437
95,432	Liberty Global PLC, Class - A (Media)(a)	4,098
140,802	Liberty Global PLC, Class - C (Media)(a)	5,776
8,785,280	Lloyds Banking Group PLC (Banks)	10,000
47,356	Lonmin PLC (Metals & Mining)^(a)(c)	12
16,555	Marks & Spencer Group PLC (Multiline Retail)	126
52,538	Meggitt PLC (Aerospace & Defense)	379
22,665	Merlin Entertainments PLC (Hotels, Restaurants & Leisure)	128
353,586	Michael Page International PLC (Professional Services)	2,539
70,231	Micro Focus International PLC (Software)	1,280
76,428	Mondi PLC (Paper & Forest Products)	1,602
106,004	Moneysupermarket.com Group PLC (Internet Software & Services)	543
412,590	National Grid PLC (Multi-Utilities)	5,745
126,444	Ocado Group PLC (Internet & Catalog Retail)(a)	614
579,549	Old Mutual PLC (Insurance)	1,661
375,011	Pearson PLC (Media)	6,409
136,080	Persimmon PLC (Household Durables)(a)	4,141
19,342	Provident Financial PLC (Consumer Finance)	920
42,225	Prudential PLC (Insurance)	891
537,416	Rentokil Initial PLC (Commercial Services & Supplies)	1,200
598,841	Rio Tinto PLC (Metals & Mining)	20,089
869,285	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	20,518
721,780	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	17,064
26,403	Severn Trent PLC (Water Utilities)	873
4,400	Shaftesbury PLC (Real Estate Investment Trusts)	61
1,900	Spirax-Sarco Engineering PLC (Machinery)	81
30,600	Sports Direct International (Specialty Retail)(a)	351
433,761	SSE PLC (Electric Utilities)	9,816
280,981	Standard Chartered PLC (Banks)	2,726
217,902	Tate & Lyle PLC (Food Products)	1,941
3,751,637	Tesco PLC (Food & Staples Retailing)	10,419
421,644	Thomas Cook Group PLC (Hotels, Restaurants & Leisure)(a)	739
47,848	Tullow Oil PLC (Oil, Gas & Consumable Fuels)(a)	123
39,597	Unilever PLC (Personal Products)	1,613
75,627	United Utilities Group PLC (Water Utilities)	1,060

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
9,068,878	Vodafone Group PLC (Wireless Telecommunication Services)	$28,599
1,022,512	William Morrison Supermarkets PLC (Food & Staples Retailing)	2,573

		476,310

	United States — 0.22%
59,074	Cognizant Technology Solutions Corp. (IT Services)(a)	3,699
2,000	Liberty Global PLC LiLAC, Class - A (Media)(a)	67
4,324	Liberty Global PLC LiLAC, Class - C (Media)(a)	148
29,700	Samsonite International SA (Textiles, Apparel & Luxury Goods)	97
5,500	Southern Copper Corp. (Metals & Mining)^	147
12,601	WABCO Holdings, Inc. (Machinery)(a)	1,321

		5,479

	Total Common Stocks	2,330,852

	Preferred Stocks — 0.46%
	Brazil — 0.06%
2,900	AES Tiete SA - Preferred (Independent Power and Renewable Electricity Producers)	10
82,220	Banco Bradesco SA - Preferred (Banks)	441
4,800	Banco do Estado do Rio Grande do Sul SA - Preferred, B Shares (Banks)	7
5,300	Braskem SA - Preferred, Class - A (Chemicals)	22
6,600	Centrais Eletricas Brasileiras SA - Preferred, B Shares (Electric Utilities)	15
25,400	Companhia Energetica de Minas Gerais SA - Preferred, ADR (Electric Utilities)	44
6,300	Companhia Energetica de Sao Paulo - Preferred, B Shares (Independent Power and Renewable Electricity Producers)	25
3,400	Companhia Paranaense de Energia-COPEL - Preferred, B Shares (Electric Utilities)	28
29,300	Gerdau SA - Preferred (Metals & Mining)	40
118,936	Itausa - Investimentos Itau SA - Preferred (Banks)	214
16,525	Lojas Americanas SA - Preferred (Multiline Retail)	68
13,640	Oi SA - Preferred (Diversified Telecommunication Services)(a)	10
130,400	Petroleo Brasileiro SA - Preferred (Oil, Gas & Consumable Fuels)(a)	238
12,300	Suzano Papel e Celulose SA - Preferred, Class - A (Paper & Forest Products)	60
12,500	Telefonica Brasil SA - Preferred (Diversified Telecommunication Services)	115

Shares	Security Description	Value (000)
	Preferred Stocks (continued)
	Brazil (continued)
8,100	Usinas Siderurgicas de Minas Gerais SA - Preferred, Class - A (Metals & Mining)	$7
64,000	Vale SA - Preferred (Metals & Mining)	214

		1,558

	Chile — 0.00%
8,758	Embotelladora Andina SA - Preferred, B Shares (Beverages)	30
3,264	Sociedad Quimica y Minera de Chile SA - Preferred, B Shares (Chemicals)	48

		78

	Colombia — 0.01%
14,406	Bancolombia SA - Preferred (Banks)	116
111,222	Grupo Aval Acciones y Valores SA - Preferred (Banks)	42
3,110	Grupo de Inversiones Suramericana - Preferred (Diversified Financial Services)	36

		194

	Germany — 0.35%
17,076	Bayerische Motoren Werke AG - Preferred (Automobiles)	1,174
18,226	Henkel AG & Co. KGaA - Preferred (Household Products)	1,877
22,272	Porsche Automobil Holding SE - Preferred (Automobiles)	947
43,003	Volkswagen AG - Preferred (Automobiles)	4,724

		8,722

	Russia — 0.01%
52	AK Transneft OAO - Preferred (Oil, Gas & Consumable Fuels)	118
231,200	Surgutneftegas - Preferred (Oil, Gas & Consumable Fuels)	141

		259

	South Korea — 0.03%
289	Amorepacific Corp. - Preferred (Personal Products)	46
1,262	Hyundai Motor Co. Ltd. - Preferred (Automobiles)	122
802	Hyundai Motor Co. Ltd. - Preferred (Automobiles)	75
257	LG Chem Ltd. - Preferred (Chemicals)	41
689	Samsung Electronics Co. Ltd. - Preferred (Technology Hardware, Storage & Peripherals)	535

		819

	Total Preferred Stocks	11,630

	Rights — 0.00%
	Hong Kong — 0.00%
7,056	Fosun International Ltd. (Industrial Conglomerates)(a)	—

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Rights (continued)
	South Korea — 0.00%
707	Mirae Asset Securities Co. Ltd. (Capital Markets)(a)	$3

	Total Rights	3

	U.S. Treasury Obligation — 0.00%
$65	U.S. Treasury Bill, 0.05%, 12/10/15(e)	65

	Total U.S. Treasury Obligation	65

	Time Deposit — 0.60%
15,197	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 10/1/15	15,197

	Total Time Deposit	15,197

	Mutual Funds — 5.01%
1,111,000	Dreyfus Treasury Prime Cash Management Fund, 0.00%(f)	1,111
39,000	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00%(f)	39
3,306,878	HC Capital Trust - The Emerging Markets Portfolio	47,751
342,397	iShares MSCI India ETF	9,782
65,287,000	SSgA Treasury Money Market Fund, 0.00%(f)	65,287
1,775,000	SSgA U.S. Government Money Market Fund, 0.00%(f)	1,775

	Total Mutual Funds	125,745

	Repurchase Agreement — 0.45%
$11,344	Jefferies LLC, 0.26%, 10/1/15 (Purchased on 9/30/15, proceeds at maturity $11,344,568 collateralized by U.S. Treasury Obligations, 0.04% - 3.06%, 11/15/15 - 8/15/45 fair value $11,571,376) ^^	11,344

	Total Repurchase Agreement	11,344

	Total Investments (cost $2,660,131) — 99.32%	2,494,836
	Other assets in excess of liabilities — 0.68%	17,145

	Net Assets - 100.00%	$2,511,981

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of September 30, 2015. The total value of securities on loan as of September 30, 2015, was $14,361 (amount in thousands).
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2015.
(a)	Represents non-income producing security.
(b)	Security was fair valued on September 30, 2015 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolios of Investments.
(c)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(d)	These securities have been deemed illiquid by the Specialist Manager and represent 0.01% of the Portfolio.
(e)	Rate disclosed represents effective yield at purchase.
(f)	Rate disclosed is the rate in effect on September 30, 2015.

ADR—American Depositary Receipt

ETF—Exchange Traded Fund

FDR—Fiduciary Depositary Receipt

GDR—Global Depositary Receipt

NVDR—Non-Voting Depository Receipt

REIT—Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional International Equity Portfolio	Artisan Partners LP	Cadence Capital Management, LLC	Capital Guardian Trust Company	Causeway Capital Management LLC	Lazard Asset Management LLC	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	7.58%	59.07%	2.24%	9.56%	10.47%	3.88%	—	—	92.80%
Preferred Stocks	0.11%	0.05%	—	0.19%	—	0.11%	—	—	0.46%
Rights	—	—	—	—	—	—	—	—	0.00%
U.S. Treasury Obligation	—	—	—	—	—	—	—	—	0.00%
Time Deposit	0.20%	—	0.08%	0.32%	—	—	—	—	0.60%
Mutual Funds	—	0.04%	—	—	0.07%	0.40%	2.60%	1.90%	5.01%
Repurchase Agreement	—	0.22%	0.02%	0.10%	0.06%	0.05%	—	—	0.45%
Other Assets (Liabilities)	-0.01%	0.44%	0.02%	-0.10%	-0.01%	-0.03%	0.37%	—	0.68%

Total Net Assets	7.88%	59.82%	2.36%	10.07%	10.59%	4.41%	2.97%	1.90%	100.00%

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2015 (Unaudited)

The following tables reflect the open derivative positions held by the Portfolio as of September 30, 2015.

Long/(Short) Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
580	Euro FX Currency Future	$81,048	12/14/15	$(177)
280	German Stock Index Future	75,548	12/18/15	(3,774)
(40)	Mini MSCI EAFE Index Future	(3,299)	12/18/15	83
15	Mini MSCI Emerging Markets Index Future	593	12/18/15	(10)

	Net Unrealized Appreciation/(Depreciation)			$(3,878)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Forward Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 9/30/15 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Sold
204,642	Hong Kong Dollar	Credit Suisse First Boston	10/5/15	$26	$26	$—
9,419,525	Japanese Yen	State Street	10/5/15	79	79	—
8,353,167	Japanese Yen	Bank of America	10/5/15	69	70	(1)
526,031	South African Rand	JPMorgan Chase	10/5/15	38	38	—

	Total Currencies Sold			$212	$213	$(1)

	Net Unrealized/Appreciation(Depreciation)					$(1)

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 88.80%
	Brazil — 6.18%
3,821,600	Ambev SA (Beverages)	$18,780
1,120,500	BB Seguridade Participacoes SA (Insurance)	6,979
2,402,400	BM&FBOVESPA SA (Diversified Financial Services)	6,667
967,500	Brasil Insurance Participacoes e Adminstracao SA (Insurance)	176
1,655,275	Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR (Water Utilities)	6,422
874,300	Cia Hering (Specialty Retail)	3,097
1,468,995	Companhia Vale do Rio Doce, ADR (Metals & Mining)	4,921
401,700	CPFL Energia SA (Electric Utilities)(a)	1,501
810,300	Cyrela Brazil Realty SA Empreendimentos (Household Durables)	1,705
3,003,200	Duratex SA (Paper & Forest Products)	4,387
1,587,665	Gerdau SA, ADR (Metals & Mining)	2,175
950,300	Itau Unibanco Holding SA, ADR (Banks)	6,291
401,305	Itau Unibanco Holding SA (Banks)	2,666
5,069,226	Magnesita Refratarios SA (Construction Materials)(a)(b)	3,594
618,700	Mills Estruturas e Servicos de Engenharia SA (Trading Companies & Distributors)(a)	709
538,700	Natura Cosmeticos SA (Personal Products)	2,643
384,774	Oi SA, ADR (Diversified Telecommunication Services)(a)	260
2,154,842	Petroleo Brasileiro SA, ADR (Oil, Gas & Consumable Fuels)^(a)	9,374
1,323,400	Souza Cruz SA (Tobacco)	8,897
500,742	Telefonica Brasil SA, ADR (Diversified Telecommunication Services)	4,572
133,000	Transmissora Alianca de Energia Eletrica SA (Electric Utilities)	641

		96,457

	Chile — 1.43%
27,808	Banco de Credito e Inversiones SA (Banks)	1,129
3,104,896	Cencosud SA (Food & Staples Retailing)	6,049
2,846,900	Empresa Nacional de Electricidad SA (Independent Power and Renewable Electricity Producers)	3,352
666,075	Empresa Nacional de Telecomunicaciones SA (Wireless Telecommunication Services)(b)	6,291
16,545,744	Enersis SA (Electric Utilities)	4,168
764,500	Vina Concha y Toro SA (Beverages)	1,268

		22,257

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China — 22.02%
22,526,000	Agricultural Bank of China Ltd., H Shares (Banks)	$8,556
2,588,500	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	7,653
32,824,100	Bank of China Ltd., H Shares (Banks)	14,155
9,912,000	Bank of Communications Co. Ltd., H Shares (Banks)	6,909
5,159,500	Baoxin Auto Group Ltd. (Specialty Retail)	2,203
32,274,000	China Communications Services Corp. Ltd., H Shares (Diversified Telecommunication Services)	12,458
55,114,350	China Construction Bank Corp., H Shares (Banks)	36,782
2,879,000	China Everbright Bank Co. Ltd., H Shares (Banks)	1,258
2,244,000	China Life Insurance Co. Ltd., H Shares (Insurance)	7,819
4,788,500	China Merchants Bank Co. Ltd., H Shares (Banks)	11,671
120,398	China Mobile Ltd., ADR (Wireless Telecommunication Services)	7,164
2,016,500	China Mobile Ltd. (Wireless Telecommunication Services)	24,137
9,933,400	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	6,085
1,801,000	China Railway Construction Corp. Ltd., H Shares (Construction & Engineering)	2,664
8,156,000	China Resources Cement Holdings Ltd. (Construction Materials)	3,734
6,890,000	China Resources Power Holdings Co. Ltd. (Independent Power and Renewable Electricity Producers)	15,819
7,445,000	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	11,435
1,458,800	China Vanke Co. Ltd., H Shares (Real Estate Management & Development)	3,135
4,877,500	China Zhentong Auto Services Holdings Ltd. (Specialty Retail)	2,014
2,612,000	Chongqing Rural Commercial Bank Co. Ltd., H Shares (Banks)	1,485
14,589,000	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	15,022
13,407,551	Cosco Pacific Ltd. (Transportation Infrastructure)(b)(c)	17,647
6,294,000	Country Garden Holdings Co. (Real Estate Management & Development)	2,280
3,290,000	Dongfeng Motor Group Co. Ltd., H Shares (Automobiles)	4,129
1,961,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	5,023
8,119,324	Guangzhou Automobile Group Co. Ltd., H Shares (Automobiles)	6,629
56,314,440	Industrial & Commercial Bank of China Ltd., H Shares (Banks)	32,534

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
2,704,000	Jiangsu Expressway Co. Ltd., H Shares (Transportation Infrastructure)	$3,464
4,330,000	Lee & Man Paper Manufacturing Ltd. (Paper & Forest Products)	2,197
14,055,000	Lianhua Supermarket Holdings Ltd., H Shares (Food & Staples Retailing)^(a)(b)	6,528
56,258,000	Parkson Retail Group Ltd. (Multiline Retail)(b)	7,492
7,418,000	PetroChina Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	5,166
1,479,500	Ping An Insurance Group Co. of China (Insurance)	7,393
7,475,000	Shanghai Industrial Holdings Ltd. (Industrial Conglomerates)	16,584
1,550,500	Shimao Property Holdings Ltd. (Real Estate Management & Development)	2,343
2,005,000	Soho China Ltd. (Real Estate Management & Development)	782
9,709,000	Weichai Power Co. Ltd. (Machinery)	9,084
24,502,000	West China Cement Ltd. (Construction Materials)	3,335
13,985,000	Wumart Stores, Inc., H Shares (Food & Staples Retailing)(a)(b)	5,671
3,230,000	Zhejiang Expressway Co. Ltd., H Shares (Transportation Infrastructure)	3,528

		343,967

	Colombia — 0.23%
8,455,436	Ecopetrol SA (Oil, Gas & Consumable Fuels)	3,643

	Egypt — 0.32%
738,500	Commercial International Bank Egypt SAE (Banks)	5,017

	Hong Kong — 1.41%
10,006,000	Belle International Holdings Ltd. (Textiles, Apparel & Luxury Goods)	8,702
6,537,337	Evergrande Real Estate Group Ltd. (Real Estate Management & Development)^	3,735
2,038,000	Far East Horizon Ltd. (Diversified Financial Services)	1,583
4,256,000	Franshion Properties China Ltd. (Real Estate Management & Development)	1,077
1,110,800	Guangzhou R&F Properties Co. Ltd., H Shares (Real Estate Management & Development)^	1,011
1,835,768	NWS Holdings Ltd. (Industrial Conglomerates)	2,420
3,881,000	Sino-Ocean Land Holdings Ltd. (Real Estate Management & Development)	2,123
7,956,000	Yuexiu Property Co. Ltd. (Real Estate Management & Development)	1,311

		21,962

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hungary — 1.00%
70,440	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	$3,071
316,088	OTP Bank Nyrt PLC (Banks)	6,105
407,611	Richter Gedeon Nyrt (Pharmaceuticals)	6,485

		15,661

	India — 9.61%
35,800	ACC Ltd. (Construction Materials)	737
547,500	Ambuja Cements Ltd. (Construction Materials)	1,720
131,700	Bajaj Auto Ltd. (Automobiles)	4,652
4,577,459	Bank of India (Banks)	9,491
273,500	Bharat Pertoleum Corp. Ltd. (Oil, Gas & Consumable Fuels)	3,549
687,070	Cairn India Ltd. (Oil, Gas & Consumable Fuels)	1,614
1,043,800	Coal India Ltd. (Oil, Gas & Consumable Fuels)	5,221
242,800	GAIL India Ltd. (Gas Utilities)	1,120
2,859,683	ICICI Bank Ltd. (Banks)	11,820
547,710	IDFC Ltd. (Diversified Financial Services)	1,181
8,842,285	India Cements Ltd. (Construction Materials)(a)(b)	10,570
301,888	Infosys Ltd. (IT Services)	5,356
1,542,165	ITC Ltd. (Tobacco)	7,733
3,356,691	NMDC Ltd. (Metals & Mining)	4,770
4,530,313	NTPC Ltd. (Independent Power and Renewable Electricity Producers)	8,547
1,176,490	Oil & Natural Gas Corp. Ltd. (Oil, Gas & Consumable Fuels)	4,121
186,800	Oil India Ltd. (Oil, Gas & Consumable Fuels)	1,207
1,098,868	Oriental Bank of Commerce (Banks)	2,193
1,907,551	Power Grid Corp. of India Ltd. (Electric Utilities)	3,858
2,120,259	Punjab National Bank (Banks)	4,313
1,361,721	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	17,922
11,540	Reliance Industries Ltd., GDR (Oil, Gas & Consumable Fuels)(d)	303
1,501,159	Rolta India Ltd. (IT Services)	2,341
228,304	Rural Electrification Corp. Ltd. (Diversified Financial Services)	956
999,100	Sesa Sterlite Ltd. (Metals & Mining)	1,297
2,991,480	South Indian Bank Ltd. (Banks)	1,035
3,197,750	State Bank of India (Banks)	11,601
5,802,442	Steel Authority of India Ltd. (Metals & Mining)	4,551
156,024	Tata Consultancy Services Ltd. (IT Services)	6,168
852,200	Tata Power Co. Ltd. (Electric Utilities)	845
91,938	Vedanta Ltd., ADR (Metals & Mining)	476
953,300	Wipro Ltd. (IT Services)	8,712

		149,980

	Indonesia — 1.00%
2,858,000	PT Astra International Tbk (Automobiles)	1,024
5,715,800	PT Bank Rakyat Indonesia Persero Tbk (Banks)	3,385

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Indonesia (continued)
772,200	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	$870
4,449,600	PT Indofood Sukses Makmur Tbk (Food Products)	1,675
5,648,000	PT Perusahaan Gas Negara Tbk (Gas Utilities)	978
1,554,700	PT Semen Gresik (Persero) Tbk (Construction Materials)	962
26,009,350	PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)	4,699
1,724,700	PT United Tractors Tbk (Machinery)	2,065

		15,658

	Malaysia — 1.79%
1,277,400	AMMB Holdings Berhad (Banks)	1,328
936,200	Berjaya Sports Toto Berhard (Hotels, Restaurants & Leisure)	657
5,280,575	CIMB Group Holdings Berhad (Banks)	5,367
1,724,100	Felda Global Ventures Holdings Berhad (Food Products)	589
4,013,800	IOI Corp. Berhad (Food Products)	3,717
298,700	Lafarge Malayan Cement Berhad (Construction Materials)	612
2,894,514	Malayan Banking Berhad (Banks)	5,650
1,310,400	Maxis Berhad (Wireless Telecommunication Services)	1,956
2,991,600	Sime Darby Berhad (Industrial Conglomerates)	5,302
813,900	UMW Holdings Berhad (Automobiles)	1,393
2,695,600	YTL Corp. Berhad (Multi-Utilities)	982
879,500	YTL Power International Berhad (Multi-Utilities)	323

		27,876

	Mexico — 3.56%
2,329,229	Alpek SA de CV (Chemicals)	2,996
8,998,100	America Movil SAB de CV (Wireless Telecommunication Services)	7,480
716,700	Coca-Cola FEMSA SAB de CV, Series L (Beverages)	4,984
921,600	Compartamos SAB de CV (Consumer Finance)	1,506
2,632,900	Consorcio ARA SAB de CV (Household Durables)(a)	947
1,984,200	Fibra Uno Amdinistracion SA (Real Estate Investment Trusts)	4,098
357,705	Grupo Aeroportuario del Sureste SAB de CV, Class - B (Transportation Infrastructure)	5,459
798,300	Grupo Financiero Banorte SAB de CV (Banks)	3,916
788,266	Grupo Financiero Santander Mexico SAB de CV - Sponsored ADR, Class - B (Banks)	5,787
3,012,445	Grupo Mexico SAB de CV, Series B (Metals & Mining)	7,288
2,692,700	Kimberly-Clark de Mexico SAB de CV, A Shares (Household Products)	6,090
341,225	Volaris Aviation Holding Co., ADR (Airlines)(a)	5,091

		55,642

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Peru — 0.40%
58,100	Credicorp Ltd. (Banks)	$6,180

	Philippines — 0.69%
2,091,820	Aboitiz Equity Ventures, Inc. (Industrial Conglomerates)	2,586
1,280,500	Aboitiz Power Corp. (Independent Power and Renewable Electricity Producers)	1,184
3,545,200	Alliance Global Group, Inc. (Industrial Conglomerates)	1,165
6,948,000	DMCI Holdings, Inc. (Industrial Conglomerates)	1,901
84,400	Philippine Long Distance Telephone Co. (Wireless Telecommunication Services)	3,959

		10,795

	Poland — 1.76%
28,500	Bank Handlowy w Warszawie SA (Banks)	608
115,600	Bank Pekao SA (Banks)	4,700
177,500	Energa SA (Electric Utilities)	788
1,473,456	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)(a)	11,428
83,555	Powszechny Zaklad Ubezpieczen SA (Insurance)^	8,582
461,400	Synthos SA (Chemicals)	460
484,500	Telekomunikacja Polska SA (Diversified Telecommunication Services)	927

		27,493

	Qatar — 0.71%
50,800	Doha Bank QSC (Banks)	701
238,055	Industries Qatar QSC (Industrial Conglomerates)	8,059
152,688	The Commercial Bank of Qatar QSC (Banks)	2,369

		11,129

	Russia — 2.75%
1,783,162	Gazprom OAO, GDR (Oil, Gas & Consumable Fuels)(b)	7,240
155,800	LUKOIL, ADR (Oil, Gas & Consumable Fuels)	5,307
314,719	LUKOIL OAO, ADR (Oil, Gas & Consumable Fuels)	10,718
347,950	MegaFon OAO, GDR (Wireless Telecommunication Services)(d)	4,228
1,415,282	Rosneft Oil Co. OJSC, Registered Shares, GDR (Oil, Gas & Consumable Fuels)(d)	5,238
1,633,848	Sberbank of Russia, ADR (Banks)	8,090
202,664	Severstal, Registered Shares, GDR (Metals & Mining)	2,151

		42,972

	South Africa — 4.60%
92,300	African Rainbow Minerals Ltd. (Metals & Mining)	347
2,613,266	Aveng Ltd. (Construction & Engineering)(a)	679
476,284	Barclays Africa Group Ltd. (Banks)	5,861

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Africa (continued)
195,200	Coronation Fund Managers Ltd. (Capital Markets)	$922
249,400	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)^	949
2,149,263	FirstRand Ltd. (Diversified Financial Services)	7,643
1,972,966	Growthpoint Properties Ltd. (Real Estate Investment Trusts)	3,658
423,000	Hyprop Investments Ltd. (Real Estate Investment Trusts)	3,687
591,480	Imperial Holdings Ltd. (Distributors)	7,257
88,443	Liberty Holdings Ltd. (Insurance)	809
1,590,900	Life Healthcare Group Holdings Ltd. (Health Care Providers & Services)	4,095
949,100	MMI Holdings Ltd. (Insurance)	1,634
508,130	MTN Group Ltd. (Wireless Telecommunication Services)	6,539
528,100	Nampak Ltd. (Containers & Packaging)	983
5,894,906	Redefine Properties Ltd. (Real Estate Investment Trusts)	4,987
450,500	Resilient Property Income Fund Ltd. (Real Estate Investment Trusts)	3,778
253,319	Sasol Ltd. (Oil, Gas & Consumable Fuels)	7,101
680,358	Standard Bank Group Ltd. (Banks)	6,647
677,100	Truworths International Ltd. (Specialty Retail)^	4,164

		71,740

	South Korea — 15.99%
90,800	Coway Co. Ltd. (Household Durables)	6,427
78,600	Daewoo International Corp. (Trading Companies & Distributors)	1,383
153,300	Daewoo Securities Co. Ltd. (Capital Markets)	1,553
111,493	DGB Financial Group, Inc. (Banks)	992
36,300	Dongbu Insurance Co. Ltd. (Insurance)	1,883
10,440	Doosan Corp. (Industrial Conglomerates)	979
35,841	E-Mart Co. Ltd. (Food & Staples Retailing)	6,994
86,700	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	3,345
64,100	Halla Climate Control Corp. (Auto Components)	2,131
236,389	Hana Financial Group, Inc. (Banks)	5,282
18,600	Hyosung Corp. (Chemicals)	1,777
151,633	Hyundai Engineering & Construction Co. Ltd. (Construction & Engineering)	4,398
51,541	Hyundai Marine & Fire Insurance Co. Ltd. (Insurance)	1,315
54,949	Hyundai Mobis Co. Ltd. (Auto Components)	10,754
150,080	Hyundai Motor Co. Ltd. (Automobiles)	20,859
215,300	Industrial Bank of Korea (Banks)	2,480
192,700	Kangwon Land, Inc. (Hotels, Restaurants & Leisure)	6,889
318,511	KB Financial Group, Inc., ADR (Banks)(b)	9,361
564,531	KB Financial Group, Inc. (Banks)	16,784
33,400	KEPCO Plant Service & Engineering Co. Ltd. (Commercial Services & Supplies)	3,410

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Korea (continued)
202,981	Kia Motors Corp. (Automobiles)	$9,203
497,617	Korea Electric Power Corp., ADR (Electric Utilities)	10,196
11,400	Korea Kumho Petrochemical Co. Ltd. (Chemicals)	513
181,700	Korea Life Insurance Co. Ltd. (Insurance)	1,251
243,230	KT Corp., ADR (Diversified Telecommunication Services)(a)	3,179
326,820	KT Corp. (Diversified Telecommunication Services)(a)	8,494
94,964	KT&G Corp. (Tobacco)	8,935
27,577	LG Chem Ltd. (Chemicals)	6,686
344,700	LG Display Co. Ltd. (Electronic Equipment, Instruments & Components)	6,582
161,756	LG Electronics, Inc. (Household Durables)	6,249
24,283	Lotte Shopping Co. Ltd. (Multiline Retail)	5,870
25,271	LS Corp. (Electrical Equipment)	735
24,900	LS Industrial Systems Co. Ltd. (Electrical Equipment)	957
72,428	POSCO (Metals & Mining)	10,242
67,298	POSCO, ADR (Metals & Mining)	2,357
28,900	Samsung Card Co. Ltd. (Consumer Finance)	885
34,723	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	33,321
397,001	Shinhan Financial Group Co. Ltd. (Banks)	13,887
27,088	Shinsegae Co. Ltd. (Multiline Retail)	5,425
7,928	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	1,759
492,954	Woori Bank (Banks)	3,918

		249,640

	Taiwan — 9.86%
7,459,000	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	8,130
1,405,971	Asia Cement Corp. (Construction Materials)	1,380
602,000	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	5,178
747,000	Casetek Holdings Ltd. (Technology Hardware, Storage & Peripherals)	3,195
2,122,000	Cheng Shin Rubber Industry Co. Ltd. (Auto Components)	3,491
586,920	Chicony Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	1,357
8,985,000	China Development Financial Holding Corp. (Banks)	2,425
701,000	China Motor Corp. (Automobiles)	493
2,140,000	Chunghwa Telecom Co. Ltd. (Diversified Telecommunication Services)	6,433
16,542,000	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	9,401
778,000	CTCI Corp. (Construction & Engineering)	933

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
1,036,000	Far EasTone Telecommunications Co. Ltd. (Wireless Telecommunication Services)	$2,235
979,000	Formosa Taffeta Co. Ltd. (Textiles, Apparel & Luxury Goods)	927
3,085,996	Fubon Financial Holding Co. Ltd. (Diversified Financial Services)	4,833
1,000	Grand Pacific Petrochemical Corp. (Chemicals)	—
492,700	Highwealth Construction Corp. (Real Estate Management & Development)	698
4,130,763	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	10,795
874,000	HTC Corp. (Technology Hardware, Storage & Peripherals)	1,693
3,022,000	Inventec Corp. (Technology Hardware, Storage & Peripherals)	1,440
362,000	Kinsus Interconnect Technology Corp. (Semiconductors & Semiconductor Equipment)	697
2,658,779	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	2,450
1,161,962	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	8,650
6,290,477	Mega Financial Holding Co. Ltd. (Banks)	4,371
2,340,740	Nan Ya Printed Circuit Board Corp. (Electronic Equipment, Instruments & Components)	2,299
746,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	2,343
2,076,000	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	5,083
1,620	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	2
867,000	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,571
2,426,000	Quanta Computer, Inc. (Technology Hardware, Storage & Peripherals)	4,224
2,452,150	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	7,618
542,000	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	923
449,000	Ruentex Development Co. Ltd. (Real Estate Management & Development)	491
691,000	Ruentex Industries Ltd. (Textiles, Apparel & Luxury Goods)	1,229
32,588,969	Shin Kong Financial Holding Co. Ltd. (Insurance)	7,754
3,855,000	Siliconware Precision Industries Co. (Semiconductors & Semiconductor Equipment)	4,808
1,664,000	Simplo Technology Co. Ltd. (Electronic Equipment, Instruments & Components)	5,369

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
1,585,000	Synnex Technology International Corp. (Electronic Equipment, Instruments & Components)	$1,586
2,126,000	Taiwan Cement Corp. (Construction Materials)	2,162
522,000	Taiwan Fertilizer Co. Ltd. (Chemicals)	653
1,096,000	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	3,357
1,864,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	7,473
127,230	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Semiconductors & Semiconductor Equipment)	2,640
252,000	Transcend Information, Inc. (Semiconductors & Semiconductor Equipment)	637
559,000	U-Ming Marine Transport Corp. (Marine)	596
3,076,981	United Microelectronics Corp., ADR (Semiconductors & Semiconductor Equipment)(b)	4,985
1,012,000	Vanguard International Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	1,153
698,000	Wan Hai Lines Ltd. (Marine)	442
3,099,878	Wistron Corp. (Technology Hardware, Storage & Peripherals)	1,621
1,765,000	WPG Holdings Ltd. (Electronic Equipment, Instruments & Components)	1,706

		153,930

	Thailand — 2.08%
488,300	Advanced Info Service Public Co. Ltd. (Wireless Telecommunication Services)	3,046
2,418,000	Bangkok Bank Public Co. Ltd. - Foreign Registered Shares (Banks)	10,624
252,800	Bangkok Bank Public Co. Ltd. - NVDR (Banks)	1,117
1,107,000	Banpu Public Co. Ltd., Registered Shares (Oil, Gas & Consumable Fuels)	611
927,700	BEC World Public Co. Ltd. (Media)	819
5,442,800	BTS Group Holdings PCL (Road & Rail)	1,463
464,500	Delta Electronics (Thailand) Public Co. Ltd. (Electronic Equipment, Instruments & Components)	1,128
246,600	Glow Energy Public Co. Ltd. (Independent Power and Renewable Electricity Producers)	579
1,644,700	Krung Thai Bank Public Co. Ltd. - NVDR (Banks)	777
1,195,775	PTT Exploration & Production Public Co. Ltd. (Oil, Gas & Consumable Fuels)	2,317
764,842	PTT Global Chemical Public Co. Ltd. (Chemicals)	1,137
727,600	Siam Commercial Bank Public Co. Ltd. - NVDR (Banks)	2,694

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Thailand (continued)
4,185,400	Thai Oil Public Co. Ltd. (Oil, Gas & Consumable Fuels)	$6,103

		32,415

	Turkey — 0.74%
1,233,900	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	1,524
1	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class - D (Metals & Mining)	—
280,000	TAV Havalimanlari Holding A/S (Transportation Infrastructure)	2,201
215,200	Tofas Turk Otomobil Fabrikasi A/S (Automobiles)	1,278
442,600	Turk Telekomunikasyon A/S (Diversified Telecommunication Services)	874
1,689,544	Turkiye Halk Bankasi A/S (Banks)	5,652

		11,529

	United Arab Emirates — 0.67%
926,500	Abu Dhabi Commercial Bank PJSC (Banks)	1,937
845,900	Dubai Islamic Bank (Banks)	1,549
2,314,991	Emaar Properties PJSC (Real Estate Management & Development)	4,103
770,200	First Gulf Bank PJSC (Banks)	2,930

		10,519

	Total Common Stocks	1,386,462

	Preferred Stocks — 2.17%
	Brazil — 1.07%
2,804,300	Banco do Estado do Rio Grande do Sul SA - Preferred, B Shares (Banks)(b)	3,989
1,176,212	Companhia Energetica de Minas Gerais SA - Preferred, ADR (Electric Utilities)	2,068
153,100	Companhia Paranaense de Energia-COPEL - Preferred, B Shares (Electric Utilities)	1,265
1,836,500	Gerdau SA - Preferred (Metals & Mining)	2,516
984,112	Itausa - Investimentos Itau SA - Preferred (Banks)	1,773
2,250,000	Marcopolo SA- Preferred (Machinery)	908
155,300	Metalurgica Gerdau SA - Preferred (Metals & Mining)	115
4,187,500	Randon Participacoes SA - Preferred (Machinery)(b)	3,074
104,700	Telefonica Brasil SA - Preferred (Diversified Telecommunication Services)	961

		16,669

	Colombia — 0.07%
2,865,700	Grupo Aval Acciones y Valores SA - Preferred (Banks)	1,091

	South Korea — 1.03%
62,900	Hyundai Motor Co. Ltd. - Preferred (Automobiles)	6,065

Shares or Principal Amount (000)	Security Description	Value (000)
	Preferred Stocks (continued)
	South Korea (continued)
40,300	Hyundai Motor Co. Ltd. - Preferred (Automobiles)	$3,769
8,007	Samsung Electronics Co. Ltd. - Preferred (Technology Hardware, Storage & Peripherals)	6,217

		16,051

	Total Preferred Stocks	33,811

	Time Deposit — 0.56%
$8,819	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 10/1/15	8,819

	Total Time Deposit	8,819

	Mutual Funds — 6.52%
19,000	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00%(e)	19
702,147	iShares MSCI Emerging Markets Index Fund ETF	23,016
78,591,000	SSgA Treasury Money Market Fund, 0.00%(e)	78,591
3,066	WisdomTree India Earnings Fund ETF	61

	Total Mutual Funds	101,687

	Repurchase Agreement — 1.12%
$17,512	Jefferies LLC, 0.26%, 10/1/15 (Purchased on 9/30/15, proceeds at maturity $17,511,735 collateralized by U.S. Treasury Obligations, 0.04% - 3.06%, 11/1/15 - 8/15/45 fair value $17,861,841) ^^	17,512

	Total Repurchase Agreement	17,512

	Total Investments (cost $1,933,275) — 99.17%	1,548,291
	Other assets in excess of liabilities — 0.83%	12,919

	Net Assets — 100.00%	$1,561,210

Amounts designated as “ — ” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of September 30, 2015. The total value of securities on loan as of September 30, 2015, was $23,429 (amount in thousands).
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2015.
(a)	Represents non-income producing security.
(b)	These securities have been deemed illiquid by the Specialist Manager and represent 5.27% of the Portfolio’s assets.

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (concluded) — September 30, 2015 (Unaudited)

(c)	Security was fair valued on September 30, 2015 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolios of Investments.
(d)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(e)	Rate disclosed is the rate in effect on September 30, 2015.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

GDR—Global Depositary Receipt

NVDR—Non-Voting Depository Receipt

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Emerging Markets Portfolio	Boston Company Asset Management, LLC	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	Total
Common Stocks	44.18%	44.62%	—	88.80%
Preferred Stocks	0.86%	1.31%	—	2.17%
Time Deposit	0.56%	—	—	0.56%
Mutual Funds	1.48%	0.09%	4.95%	6.52%
Repurchase Agreement	0.41%	0.71%	—	1.12%
Other Assets (Liabilities)	-0.16%	0.53%	0.46%	0.83%

Total Net Assets	47.33%	47.26%	5.41%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2015.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
2,124	Mini MSCI Emerging Markets Index Future	$84,015	12/18/15	$(1,105)

	Net Unrealized Appreciation/(Depreciation)			$(1,105)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — September 30, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Asset Backed Securities — 0.53%
$25	American Express Credit Account Master Trust, Series 2012-5, Class A	0.59	5/15/18	$25
25	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A3	1.27	7/8/19	25
20	Capital Auto Receivables Asset Trust, Series 2015-1, Class A4	1.86	10/21/19	20
50	Capital One Multi-Asset Execution Trust, Series 2015-A1, Class A1	1.39	1/15/21	50
20	CarMax Auto Owner Trust, Series 2014-2, Class A3	0.98	1/15/19	20
20	CarMax Auto Owner Trust, Series 2012-2, Class A4	1.16	12/15/17	20
100	Chase Issuance Trust (CHAIT), Series 2014-A7, Class A	1.38	11/15/19	102
100	Citibank Credit Card Issuance Trust, Series 2014-A4, Class A4	1.23	4/24/19	100
20	Fifth Third Auto Trust, Series 2014-3, Class A4	1.47	5/17/21	20
50	Ford Credit Auto Owner Trust, Series 2013-C, Class A4	1.25	10/15/18	50
25	Honda Auto Receivables Owner Trust, Series 2014-4, Class A3	0.99	9/17/18	25
20	Mercedes-Benz Auto Lease Trust, Series 2015-A, Class A4	1.21	10/15/20	20
25	Santander Drive Auto Receivables Trust, Series 2014-3, Class C	2.13	8/17/20	25
20	World Omni Auto Receivables Trust, Series 2014-A, Class A3	0.94	4/15/19	20

	Total Asset Backed Securities			522

	Collateralized Mortgage Obligations — 1.59%
50	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4	2.88	2/10/48	49
20	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5	3.14	2/10/48	20
25	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4	3.62	7/10/47	26
46	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4 (a)	6.35	9/10/17	49
31	Commercial Mortgage Trust, Series 2013-CR8, Class A1	1.02	6/10/46	31
20	Commercial Mortgage Trust, Series 2014-LC15, Class A2	2.84	4/10/47	21
20	Commercial Mortgage Trust, Series 2014-CR15, Class A2	2.93	2/10/47	21
50	Commercial Mortgage Trust, Series 2015-LC19, Class A4	3.18	2/10/48	50
20	Commercial Mortgage Trust, Series 2015-DC1, Class A5	3.35	2/10/48	20
50	Commercial Mortgage Trust, Series 2013-CR8, Class A5 (a)	3.61	6/10/46	53
25	Commercial Mortgage Trust, Series 2014-UBS3, Class A4	3.82	6/10/47	27
30	Commercial Mortgage Trust, Series 2014-CR15, Class A4 (a)	4.07	2/10/47	32
25	Commercial Mortgage Trust, Series 2013-CR11, Class B (a)	5.33	10/10/46	28
25	Fannie Mae-ACES, Series 2012-M4, Class 1A2	2.98	4/25/22	26
24	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K714, Class A1	2.08	12/25/19	24
50	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K023, Class A2	2.31	8/25/22	50
25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class A2	2.87	12/25/21	26
18	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A1	3.02	2/25/23	19
30	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A2 (a)	3.06	7/25/23	31
35	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A2 (a)	3.31	5/25/23	37
60	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class A2	3.87	4/25/21	67
35	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K012, Class A2	4.19	12/25/20	39
45	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K006, Class A2	4.25	1/25/20	50
5	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class AM (a)	5.28	4/10/37	5
20	GS Mortgage Securities Trust, Series 2014-GC20, Class A3	3.68	4/10/47	21
25	GS Mortgage Securities Trust, Series 2013-GC14, Class A5	4.24	8/10/46	27
25	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class A5	3.64	11/15/47	26
20	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A5	3.77	8/15/47	21
25	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4	3.80	9/15/47	26
50	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-C8, Class A3	2.83	10/15/45	51
21	Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3 (a)	6.03	11/12/16	21
8	Morgan Stanley BAML Trust, Series 2013-C9, Class A1	0.83	5/15/46	8
50	Morgan Stanley BAML Trust, Series 2013-C11, Class A2	3.09	8/15/46	52
20	Morgan Stanley BAML Trust, Series 2015-C20, Class A4	3.25	2/15/48	20
50	Morgan Stanley BAML Trust, Series 2013-C9, Class AS	3.46	5/15/46	51
25	Morgan Stanley BAML Trust, Series 2014-C17, Class A5	3.74	8/15/47	26
105	Morgan Stanley Capital I, Series 2007-HQ11, Class A4 (a)	5.45	2/12/44	110
33	Morgan Stanley Capital I, Series 2006-HQ9, Class A4 (a)	5.73	7/12/44	33
161	Morgan Stanley Capital I, Series 2007-IQ15, Class A4 (a)	6.11	7/11/17	171
25	UBS Commercial Mortgage Trust, Series 2012-C1, Class AAB	3.00	5/10/45	26
20	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A2	2.11	5/10/63	20
30	UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5	2.85	12/10/45	30
20	WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class A1	2.30	6/15/45	20

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
	Total Collateralized Mortgage Obligations			$1,561

	U.S. Government Agency Mortgages — 26.81%
$92	Fannie Mae, Pool #AS2673	2.00	5/1/29	93
80	Fannie Mae, Pool #AU6677	2.50	9/1/28	82
80	Fannie Mae, Pool #AU1660	2.50	7/1/28	82
65	Fannie Mae, Pool #AB7391	2.50	12/1/42	64
132	Fannie Mae, Pool #MA1210	2.50	9/1/49	136
133	Fannie Mae, Pool #MA1277	2.50	12/1/27	137
73	Fannie Mae, Pool #AS4946	2.50	5/1/30	74
130	Fannie Mae, Pool #AP4742	2.50	8/1/27	134
81	Fannie Mae, Pool #AU0293	2.50	8/1/28	83
66	Fannie Mae, Series 2013-M14, Class APT (a)	2.59	4/25/23	67
56	Fannie Mae, Pool #AY1861 (a)	2.72	1/1/45	58
84	Fannie Mae, Pool #AT0682	3.00	4/1/43	86
141	Fannie Mae, Pool #AO0752	3.00	4/1/42	144
117	Fannie Mae, Pool #MA1307	3.00	1/1/33	122
145	Fannie Mae, Pool #AP2465	3.00	8/1/42	148
100	Fannie Mae, Pool #AT2014	3.00	4/1/43	101
197	Fannie Mae, Pool #AP6375	3.00	9/1/42	200
96	Fannie Mae, Pool #AB4483	3.00	2/1/27	101
115	Fannie Mae, Pool #AB7099	3.00	11/1/42	117
121	Fannie Mae, Pool #AK0006	3.00	1/1/27	127
84	Fannie Mae, Pool #AB8897	3.00	4/1/43	85
126	Fannie Mae, Pool #AJ3079	3.00	11/1/26	132
84	Fannie Mae, Pool #AT2127	3.00	4/1/43	85
49	Fannie Mae, Pool #MA2287	3.00	6/1/35	51
99	Fannie Mae, Pool #AY4829	3.00	5/1/45	100
89	Fannie Mae, Pool #AS0302	3.00	8/1/43	90
74	Fannie Mae, Pool #AY2961	3.00	5/1/45	75
195	Fannie Mae, Pool #AQ7920	3.00	12/1/42	198
98	Fannie Mae, Pool #AY4200	3.00	5/1/45	100
22	Fannie Mae, Pool #AO7628	3.00	6/1/27	23
123	Fannie Mae, Pool #AP6493	3.00	9/1/42	125
49	Fannie Mae, Pool #MA2230	3.00	4/1/35	50
74	Fannie Mae, Pool #AU8932	3.00	11/1/28	77
57	Fannie Mae, Pool #AW4057	3.00	8/1/29	59
94	Fannie Mae, Pool #MA2246	3.00	4/1/30	98
99	Fannie Mae, Pool #AU3735	3.00	8/1/43	101
43	Fannie Mae, Pool #AU3353	3.00	8/1/43	44
42	Fannie Mae, Pool #AW6710	3.00	6/1/29	44
30	Fannie Mae, Series 2014-M9, Class A2 (a)	3.10	7/25/24	31
26	Fannie Mae, Series 2014-M3, Class AB2 (a)	3.46	1/25/24	28
96	Fannie Mae, Pool #AY4300	3.50	1/1/45	100
96	Fannie Mae, Pool #AY1306	3.50	3/1/45	101
92	Fannie Mae, Pool #MA2125	3.50	12/1/44	96
71	Fannie Mae, Pool #AX9530	3.50	2/1/45	74
205	Fannie Mae, Pool #AB4689	3.50	3/1/42	214
24	Fannie Mae, Pool #AX0159	3.50	9/1/29	25
92	Fannie Mae, Pool #AS3133	3.50	8/1/44	96
80	Fannie Mae, Pool #MA1980	3.50	8/1/44	84
99	Fannie Mae, Pool #MA2292	3.50	6/1/45	103
163	Fannie Mae, Pool #AB6017	3.50	8/1/42	171
83	Fannie Mae, Pool #MA1107	3.50	7/1/32	88
82	Fannie Mae, Pool #MA1059	3.50	5/1/32	87
91	Fannie Mae, Pool #AB2052	3.50	1/1/26	97
40	Fannie Mae, Pool #MA1921	3.50	6/1/34	42
146	Fannie Mae, Pool #AQ0546	3.50	11/1/42	153
146	Fannie Mae, Pool #AP9390	3.50	10/1/42	153
298	Fannie Mae, Pool #AO2548	3.50	4/1/42	312
43	Fannie Mae, Pool #AJ4867	3.50	1/1/42	45
41	Fannie Mae, Pool #AT2673	3.50	4/1/43	43
24	Fannie Mae, Pool #AJ1886	3.50	3/1/42	25

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$96	Fannie Mae, Pool #AS4771	3.50	4/1/45	$100
97	Fannie Mae, Pool #AS4773	3.50	4/1/45	101
79	Fannie Mae, Pool #AS4772	3.50	4/1/45	83
155	Fannie Mae, Pool #AL1717	3.50	5/1/27	164
245	Fannie Mae, Pool #AO8137	3.50	8/1/42	257
79	Fannie Mae, Pool #AX7289	4.00	12/1/44	85
44	Fannie Mae, Pool #AU8849	4.00	11/1/43	47
145	Fannie Mae, Pool #AH6242	4.00	4/1/26	155
175	Fannie Mae, Pool #AI8534	4.00	8/1/41	187
84	Fannie Mae, Pool #AS3293	4.00	9/1/44	89
87	Fannie Mae, Pool #AS3468	4.00	10/1/44	92
96	Fannie Mae, Pool #AS3467	4.00	10/1/44	102
28	Fannie Mae, Pool #AV0606	4.00	11/1/43	30
29	Fannie Mae, Pool #AS3638	4.00	10/1/44	31
90	Fannie Mae, Pool #AS3903	4.00	11/1/44	96
85	Fannie Mae, Pool #AX0841	4.00	9/1/44	91
23	Fannie Mae, Pool #AZ1210	4.00	5/1/45	25
143	Fannie Mae, Pool #AJ7689	4.00	12/1/41	153
118	Fannie Mae, Pool #AI1186	4.00	4/1/41	126
81	Fannie Mae, Pool #MA0534	4.00	10/1/30	88
78	Fannie Mae, Pool #AO2959	4.00	5/1/42	83
40	Fannie Mae, Pool #AJ6153	4.00	11/1/41	43
119	Fannie Mae, Pool #AJ5303	4.00	11/1/41	127
79	Fannie Mae, Pool #AH5859	4.00	2/1/41	84
354	Fannie Mae, Pool #190405	4.00	10/1/40	377
90	Fannie Mae, Pool #AC7328	4.00	12/1/39	97
16	Fannie Mae, Pool #735646	4.50	7/1/20	17
29	Fannie Mae, Pool #930998	4.50	4/1/29	32
244	Fannie Mae, Pool #AL1107	4.50	11/1/41	265
24	Fannie Mae, Pool #745278	4.50	6/1/19	25
90	Fannie Mae, Pool #AS2751	4.50	6/1/44	97
16	Fannie Mae, Pool #MA0481	4.50	8/1/30	17
58	Fannie Mae, Pool #AA9781	4.50	7/1/24	62
27	Fannie Mae, Pool #829106	4.50	10/1/20	28
109	Fannie Mae, Pool #AE0954	4.50	2/1/41	119
87	Fannie Mae, Pool #AI1888	4.50	5/1/41	94
37	Fannie Mae, Pool #AE4314	4.50	9/1/40	40
228	Fannie Mae, Pool #AE0217	4.50	8/1/40	248
37	Fannie Mae, Pool #AH7521	4.50	3/1/41	41
91	Fannie Mae, Pool #AS2337	4.50	5/1/44	99
27	Fannie Mae, Pool #AI8104	4.50	6/1/41	30
25	Fannie Mae, Pool #AB0339	4.50	1/1/20	26
37	Fannie Mae, Pool #AU9017	4.50	9/1/43	40
29	Fannie Mae, Pool #AE0945	5.00	12/1/20	30
88	Fannie Mae, Pool #890621	5.00	5/1/42	97
248	Fannie Mae, Pool #889117	5.00	10/1/35	275
54	Fannie Mae, Pool #725238	5.00	3/1/34	60
50	Fannie Mae, Pool #AH5988	5.00	3/1/41	55
59	Fannie Mae, Pool #725027	5.00	11/1/33	65
20	Fannie Mae, Pool #890603	5.00	8/1/41	22
40	Fannie Mae, Pool #AD0527	5.50	6/1/39	45
250	Fannie Mae, Pool #890221	5.50	12/1/33	280
123	Fannie Mae, Pool #725228	6.00	3/1/34	141
60	Fannie Mae, Pool #959451	6.00	12/1/37	68
13	Fannie Mae, Pool #888596	6.50	7/1/37	15
45	Fannie Mae, Pool #AL0583	6.50	10/1/39	52
56	Fannie Mae, Pool #889984	6.50	10/1/38	64
75	Fannie Mae, Pool #AE0442	6.50	1/1/39	87
25	Fannie Mae, 30 YR TBA	3.00	10/25/44	25
125	Fannie Mae, 30 YR TBA	3.50	11/25/45	130
75	Fannie Mae, 30 YR TBA	3.50	10/25/44	78
100	Fannie Mae, 30 YR TBA	4.00	11/25/45	106
70	Freddie Mac, Pool #J25686	2.00	9/1/28	71

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$56	Freddie Mac, Pool #849138 (a)	2.42	10/1/43	$57
49	Freddie Mac, Pool #849578 (a)	2.43	12/1/44	51
223	Freddie Mac, Pool #G18459	2.50	3/1/28	230
80	Freddie Mac, Pool #G18475	2.50	8/1/28	82
81	Freddie Mac, Pool #G18485	2.50	10/1/28	83
81	Freddie Mac, Pool #G18470	2.50	6/1/28	83
24	Freddie Mac, Pool #G07445	2.50	7/1/43	23
43	Freddie Mac, Pool #J24626	2.50	7/1/28	44
50	Freddie Mac, Pool #J31327	3.00	4/1/30	52
81	Freddie Mac, Pool #K90311	3.00	4/1/33	84
96	Freddie Mac, Pool #G08524	3.00	3/1/43	97
62	Freddie Mac, Pool #G15145	3.00	7/1/29	64
85	Freddie Mac, Pool #G08525	3.00	5/1/43	86
87	Freddie Mac, Pool #G08528	3.00	4/1/43	88
175	Freddie Mac, Pool #G08537	3.00	7/1/43	177
44	Freddie Mac, Pool #Q20138	3.00	7/1/43	44
44	Freddie Mac, Pool #Q20542	3.00	7/1/43	45
22	Freddie Mac, Pool #G18518	3.00	7/1/29	23
44	Freddie Mac, Pool #G18531	3.00	11/1/29	46
84	Freddie Mac, Pool #E09004	3.00	7/1/27	88
204	Freddie Mac, Pool #C09035	3.00	4/1/43	207
98	Freddie Mac, Pool #G08635	3.00	4/1/45	100
60	Freddie Mac, Pool #C91709	3.00	6/1/33	62
79	Freddie Mac, Pool #C04446	3.00	1/1/43	80
98	Freddie Mac, Pool #G08631	3.00	3/1/45	99
74	Freddie Mac, Pool #J15438	3.00	5/1/21	78
50	Freddie Mac, Series K043, Class A2	3.06	12/25/24	52
44	Freddie Mac, Series K716, Class A2	3.13	6/25/21	47
40	Freddie Mac, Pool #J30284	3.50	11/1/29	43
72	Freddie Mac, Pool #J13919	3.50	12/1/20	76
98	Freddie Mac, Pool #Q31999	3.50	3/1/45	102
82	Freddie Mac, Pool #C03759	3.50	2/1/42	86
75	Freddie Mac, Pool #Q18101	3.50	5/1/43	79
42	Freddie Mac, Pool #J14069	3.50	1/1/26	44
82	Freddie Mac, Pool #Q09896	3.50	8/1/42	86
80	Freddie Mac, Pool #G08591	3.50	6/1/44	83
45	Freddie Mac, Pool #Q17596	3.50	4/1/43	47
104	Freddie Mac, Pool #C91456	3.50	6/1/32	111
196	Freddie Mac, Pool #G08636	3.50	4/1/45	204
97	Freddie Mac, Pool #G08632	3.50	3/1/45	101
84	Freddie Mac, Pool #G08605	3.50	9/1/44	88
99	Freddie Mac, Pool #G08554	3.50	10/1/43	103
41	Freddie Mac, Pool #G07283	3.50	7/1/42	43
302	Freddie Mac, Pool #G08495	3.50	6/1/42	315
99	Freddie Mac, Pool #G08637	4.00	4/1/45	105
22	Freddie Mac, Pool #J14924	4.00	4/1/26	23
20	Freddie Mac, Pool #Q25548	4.00	4/1/44	21
84	Freddie Mac, Pool #Q24955	4.00	2/1/44	90
50	Freddie Mac, Pool #Q25809	4.00	4/1/44	54
96	Freddie Mac, Pool #Q27459	4.00	7/1/44	102
53	Freddie Mac, Pool #G08563	4.00	1/1/44	56
94	Freddie Mac, Pool #G08606	4.00	9/1/44	100
180	Freddie Mac, Pool #A96286	4.00	1/1/41	192
151	Freddie Mac, Pool #G08601	4.00	8/1/44	161
17	Freddie Mac, Pool #J06163	4.00	1/1/20	17
73	Freddie Mac, Pool #G08567	4.00	1/1/44	78
1	Freddie Mac, Pool #G14786	4.00	4/1/19	1
45	Freddie Mac, Pool #G11690	4.00	2/1/20	47
71	Freddie Mac, Pool #Q26974	4.00	7/1/44	76
37	Freddie Mac, Pool #C09059	4.50	3/1/44	40
17	Freddie Mac, Pool #A97658	4.50	3/1/41	18
89	Freddie Mac, Pool #G01890	4.50	10/1/35	97
166	Freddie Mac, Pool #A97692	4.50	3/1/41	180

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$16	Freddie Mac, Pool #J10406	4.50	8/1/24	$17
47	Freddie Mac, Pool #Q04294	4.50	11/1/41	51
28	Freddie Mac, Pool #C91377	4.50	6/1/31	31
67	Freddie Mac, Pool #Q22671	4.50	11/1/43	73
20	Freddie Mac, Pool #Q01065	4.50	6/1/41	21
87	Freddie Mac, Pool #A97186	4.50	3/1/41	95
25	Freddie Mac, Pool #Q24817	4.50	2/1/44	27
87	Freddie Mac, Pool #G18303	4.50	3/1/24	93
50	Freddie Mac, Pool #Q03305	4.50	9/1/41	54
20	Freddie Mac, Pool #C90686	4.50	6/1/23	21
53	Freddie Mac, Pool #G01962	5.00	12/1/35	58
57	Freddie Mac, Pool #G05904	5.00	9/1/39	63
44	Freddie Mac, Pool #G08341	5.00	4/1/39	49
75	Freddie Mac, Pool #G04913	5.00	3/1/38	82
90	Freddie Mac, Pool #C01598	5.00	8/1/33	100
52	Freddie Mac, Pool #G04817	5.00	9/1/38	57
85	Freddie Mac, Pool #G04688	5.50	9/1/38	94
243	Freddie Mac, Pool #G01665	5.50	3/1/34	271
25	Freddie Mac, Pool #G30432	5.50	11/1/28	28
7	Freddie Mac, Pool #1G1537 (a)	5.76	2/1/37	7
109	Freddie Mac, Pool #G02794	6.00	5/1/37	124
10	Freddie Mac, Pool #C90989	6.00	9/1/26	12
32	Freddie Mac, Pool #G03616	6.00	12/1/37	36
200	Freddie Mac, 30 YR TBA	3.50	10/15/44	208
100	Freddie Mac, Gold 15 YR TBA	3.00	10/15/30	104
50	Freddie Mac, Gold 30 YR TBA	3.00	10/15/45	51
50	Freddie Mac, Gold 30 YR TBA	3.50	11/15/45	52
145	Freddie Mac, Gold 30 YR TBA	4.00	10/15/45	154
26	Government National Mortgage Association, Pool #MA0712 (a)	2.50	1/20/43	27
24	Government National Mortgage Association, Pool #MA2767 (a)	2.50	4/20/45	25
55	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	57
25	Government National Mortgage Association, Pool #777254	2.50	3/15/43	25
18	Government National Mortgage Association, Pool #MA1155	2.50	7/20/43	18
85	Government National Mortgage Association, Pool #MA1447	3.00	11/20/43	87
50	Government National Mortgage Association, Pool #626911	3.00	2/15/45	51
50	Government National Mortgage Association, Pool #MA2960	3.00	7/20/45	51
42	Government National Mortgage Association, Pool #MA1374	3.00	10/20/43	43
78	Government National Mortgage Association, Pool #MA1011	3.00	5/20/43	81
87	Government National Mortgage Association, Pool #MA2147	3.00	8/20/44	90
298	Government National Mortgage Association, Pool #MA0624	3.00	12/20/42	306
87	Government National Mortgage Association, Pool #MA0153	3.00	6/20/42	89
89	Government National Mortgage Association, Pool #AA5897	3.00	12/15/42	91
84	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	86
81	Government National Mortgage Association, Pool #MA0461	3.00	10/20/42	83
61	Government National Mortgage Association, Pool #AA2654	3.00	6/15/43	62
78	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	80
72	Government National Mortgage Association, Pool #MA0391	3.00	9/20/42	74
58	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	61
96	Government National Mortgage Association, Pool #MA2444	3.00	12/20/44	98
19	Government National Mortgage Association, Pool #MA1600	3.50	1/20/44	20
87	Government National Mortgage Association, Pool #MA2445	3.50	12/20/44	92
97	Government National Mortgage Association, Pool #MA2754	3.50	4/20/45	102
50	Government National Mortgage Association, Pool #MA2826	3.50	5/20/45	52
99	Government National Mortgage Association, Pool #MA2892	3.50	6/20/45	104
61	Government National Mortgage Association, Pool #AB9211	3.50	11/15/42	64
23	Government National Mortgage Association, Pool #778157	3.50	3/15/42	24
74	Government National Mortgage Association, Pool #MA0154	3.50	6/20/42	78
68	Government National Mortgage Association, Pool #MA0852	3.50	3/20/43	72
74	Government National Mortgage Association, Pool #MA0318	3.50	8/20/42	78
237	Government National Mortgage Association, Pool #MA0088	3.50	5/20/42	249
77	Government National Mortgage Association, Pool #MA2073	3.50	7/20/44	80
251	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	263
83	Government National Mortgage Association, Pool #AJ0411	3.50	9/15/44	87

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$131	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	$138
75	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	78
60	Government National Mortgage Association, Pool #MA2223	3.50	9/20/44	63
39	Government National Mortgage Association, Pool #MA1012	3.50	5/20/43	41
78	Government National Mortgage Association, Pool #MA2148	3.50	8/20/44	82
70	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	74
35	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	36
65	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	69
68	Government National Mortgage Association, Pool #MA2371	3.50	11/20/44	71
91	Government National Mortgage Association, Pool #MA1838	3.50	4/20/44	96
49	Government National Mortgage Association, Pool #MA1761	4.00	3/20/44	52
141	Government National Mortgage Association, Pool #MA2446	4.00	12/20/44	151
39	Government National Mortgage Association, Pool #770602	4.00	9/15/41	42
58	Government National Mortgage Association, Pool #766495	4.00	10/15/41	62
22	Government National Mortgage Association, Pool #MA2372	4.00	11/20/44	23
26	Government National Mortgage Association, Pool #MA2304	4.00	10/20/44	28
21	Government National Mortgage Association, Pool #AD2781	4.00	10/15/43	23
98	Government National Mortgage Association, Pool #MA1839	4.00	4/20/44	105
47	Government National Mortgage Association, Pool #AL7545	4.00	4/15/45	51
61	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	65
58	Government National Mortgage Association, Pool #738710	4.00	9/15/41	62
53	Government National Mortgage Association, Pool #MA2224	4.00	9/20/44	57
99	Government National Mortgage Association, Pool #MA2074	4.00	7/20/44	106
24	Government National Mortgage Association, Pool #MA0023	4.00	4/20/42	26
49	Government National Mortgage Association, Pool #MA1996	4.00	6/20/44	53
87	Government National Mortgage Association, Pool #MA2522	4.00	1/20/45	93
133	Government National Mortgage Association, Pool #MA1091	4.00	6/20/43	143
146	Government National Mortgage Association, Pool #005139	4.00	8/20/41	156
68	Government National Mortgage Association, Pool #MA2149	4.00	8/20/44	73
67	Government National Mortgage Association, Pool #MA1762	4.50	3/20/44	72
46	Government National Mortgage Association, Pool #MA1014	4.50	5/20/43	50
208	Government National Mortgage Association, Pool #004801	4.50	9/20/40	226
166	Government National Mortgage Association, Pool #737310	4.50	8/15/40	183
24	Government National Mortgage Association, Pool #724216	4.50	8/15/39	26
85	Government National Mortgage Association, Pool #721760	4.50	8/15/40	93
67	Government National Mortgage Association, Pool #MA2756	4.50	4/20/45	72
110	Government National Mortgage Association, Pool #MA1092	4.50	6/20/43	120
40	Government National Mortgage Association, Pool #738906	4.50	10/15/41	43
47	Government National Mortgage Association, Pool #MA2373	4.50	11/20/44	51
91	Government National Mortgage Association, Pool #697974	5.00	6/15/40	100
70	Government National Mortgage Association, Pool #697946	5.00	3/15/39	77
26	Government National Mortgage Association, Pool #MA1451	5.00	11/20/43	28
234	Government National Mortgage Association, Pool #004559	5.00	10/20/39	260
43	Government National Mortgage Association, Pool #MA0466	5.50	10/20/42	49
69	Government National Mortgage Association, Pool #510835	5.50	2/15/35	78
25	Government National Mortgage Association, Pool #704170	5.50	1/15/39	28
41	Government National Mortgage Association, Pool #MA0538	5.50	11/20/42	47
46	Government National Mortgage Association, Pool #004222	6.00	8/20/38	51
61	Government National Mortgage Association, Pool #781959	6.00	7/15/35	70
4	Government National Mortgage Association, Pool #582199	6.50	1/15/32	5
50	Government National Mortgage Association, 30 YR TBA	3.00	10/20/45	51
200	Government National Mortgage Association, 30 YR TBA	3.50	12/20/45	209
50	Government National Mortgage Association, 30 YR TBA	4.00	11/20/44	53

	Total U.S. Government Agency Mortgages			26,305

	U.S. Government Agency Securities — 1.92%
50	Fannie Mae	0.75	4/20/17	50
25	Fannie Mae	0.88	10/26/17	25
60	Fannie Mae	0.88	5/21/18	60
55	Fannie Mae	0.88	12/20/17	55
60	Fannie Mae, Callable 11/23/15 @ 100.00	0.95	8/23/17	60
25	Fannie Mae, Callable 7/28/16 @ 100.00	1.07	7/28/17	25
145	Fannie Mae, Callable 12/27/15 @ 100.00	1.07	9/27/17	146

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities (continued)
$45	Fannie Mae	1.13	4/27/17	$45
30	Fannie Mae	1.25	1/30/17	30
30	Fannie Mae	1.63	11/27/18	31
25	Fannie Mae	1.88	9/18/18	26
55	Fannie Mae (b)	2.84	10/9/19	51
24	Fannie Mae, Pool #AX0103	3.50	8/1/29	26
49	Fannie Mae, Pool #AY3377	3.50	4/1/45	51
34	Fannie Mae, Pool #AY9901	4.00	7/1/45	37
64	Fannie Mae, Pool #AS3452	4.00	9/1/44	68
20	Fannie Mae	5.63	7/15/37	27
20	Fannie Mae, Callable 4/18/16 @ 100.00	6.00	4/18/36	21
20	Fannie Mae	6.25	5/15/29	28
25	Fannie Mae	7.13	1/15/30	37
20	Fannie Mae	7.25	5/15/30	30
10	Federal Farm Credit Bank, Callable 10/15/15 @ 100.00	0.54	11/7/16	10
20	Federal Farm Credit Bank	4.88	1/17/17	21
80	Federal Home Loan Bank	0.63	11/23/16	81
35	Federal Home Loan Bank, Series 1	1.00	6/21/17	35
50	Federal Home Loan Bank	1.75	12/14/18	51
25	Federal Home Loan Bank	2.13	3/10/23	25
25	Federal Home Loan Bank	3.63	3/12/21	28
20	Federal Home Loan Bank	4.13	3/13/20	22
25	Federal Home Loan Bank	4.75	12/16/16	26
70	Federal Home Loan Bank, Series 1069	5.00	11/17/17	77
15	Federal Home Loan Bank	5.63	6/11/21	18
70	Freddie Mac	0.75	1/12/18	70
50	Freddie Mac	1.00	3/8/17	50
65	Freddie Mac	1.00	7/28/17	65
50	Freddie Mac	1.00	9/29/17	50
25	Freddie Mac, Callable 10/30/15 @ 100.00	1.02	4/30/18	25
25	Freddie Mac, Callable 11/28/15 @ 100.00	1.03	11/28/17	25
20	Freddie Mac, Callable 12/12/15 @ 100.00	1.20	6/12/18	20
20	Freddie Mac	1.25	10/2/19	20
25	Freddie Mac	1.38	5/1/20	25
20	Freddie Mac	1.40	8/22/19	20
25	Freddie Mac	1.75	5/30/19	25
65	Freddie Mac	2.38	1/13/22	67
30	Freddie Mac	3.75	3/27/19	33
25	Freddie Mac	6.25	7/15/32	35
5	Tennessee Valley Authority	3.50	12/15/42	5
5	Tennessee Valley Authority	5.25	9/15/39	6
20	Tennessee Valley Authority	5.88	4/1/36	26

	Total U.S. Government Agency Securities			1,890

	Corporate Bonds — 35.21%
560	AbbVie, Inc. (Biotechnology)	1.75	11/6/17	561
95	AbbVie, Inc. (Biotechnology)	4.40	11/6/42	87
625	American Express Co. (Consumer Finance)	7.00	3/19/18	703
110	Ameriprise Financial, Inc. (Capital Markets)	3.70	10/15/24	112
340	Ameriprise Financial, Inc. (Capital Markets)	4.00	10/15/23	356
230	Amgen, Inc. (Biotechnology)	2.13	5/15/17	233
160	Amgen, Inc. (Biotechnology), Callable 5/15/41 @ 100.00	5.15	11/15/41	165
93	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3.00	4/15/16	94
360	Anheuser-Busch InBev NV (Beverages)	2.50	7/15/22	344
315	Anthem, Inc. (Health Care Providers & Services), Callable 5/15/21 @ 100.00	3.70	8/15/21	325
100	Anthem, Inc. (Health Care Providers & Services)	4.63	5/15/42	99
155	Archer-Daniels-Midland Co. (Food Products)	4.02	4/16/43	150
225	Associates Corp. North America (Diversified Financial Services)	6.95	11/1/18	257
280	AT&T, Inc. (Diversified Telecommunication Services), Callable 11/15/34 @ 100.00	4.50	5/15/35	257
490	AT&T, Inc. (Diversified Telecommunication Services)	5.50	2/1/18	531
80	AT&T, Inc. (Diversified Telecommunication Services)	5.55	8/15/41	81
25	Atmos Energy Corp. (Gas Utilities), Callable 4/15/44 @ 100.00	4.13	10/15/44	24
708	Bank of America Corp. (Banks)	2.60	1/15/19	716

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$505	Bank of America Corp., MTN (Banks)	3.30	1/11/23	$502
115	Bank of America Corp., Series L, MTN (Banks)	5.65	5/1/18	125
110	Bank One Corp. (Banks)	8.00	4/29/27	146
370	Bear Stearns Co. LLC (Capital Markets)	6.40	10/2/17	404
100	Berkshire Hathaway, Inc. (Diversified Financial Services)	4.40	5/15/42	99
135	Berkshire Hathaway, Inc. (Road & Rail)	5.15	4/1/17	143
290	Bunge Limited Finance Co. (Food Products)	8.50	6/15/19	346
85	Burlington Northern Santa Fe LLC (Road & Rail), Callable 3/1/44 @ 100.00	4.55	9/1/44	83
700	Capital One Bank USA, Series BKNT (Banks), Callable 1/13/19 @ 100.00	2.25	2/13/19	698
205	Capital One Financial Corp. (Consumer Finance)	6.75	9/15/17	224
50	Caterpillar Financial Services Corp., MTN (Consumer Finance)	7.05	10/1/18	58
270	Cisco Systems, Inc. (Communications Equipment)	2.13	3/1/19	274
95	Cisco Systems, Inc. (Communications Equipment)	5.50	1/15/40	111
585	Citigroup, Inc. (Banks)	2.55	4/8/19	590
78	Citigroup, Inc. (Banks)	4.95	11/7/43	81
250	Coca-Cola Enterprises, Inc. (Beverages)	3.50	9/15/20	263
355	Comcast Corp. (Media)	2.85	1/15/23	354
80	Comcast Corp. (Media)	3.13	7/15/22	81
285	Comcast Corp. (Media), Callable 2/15/35 @ 100.00	4.40	8/15/35	287
40	Comcast Corp. (Media)	6.45	3/15/37	51
265	ConocoPhillips (Oil, Gas & Consumable Fuels)	6.50	2/1/39	320
15	Consolidated Edison Co. of New York, Inc., Series 08-B (Multi-Utilities)	6.75	4/1/38	20
175	CSX Corp. (Road & Rail)	6.22	4/30/40	211
185	CVS Health Corp. (Food & Staples Retailing), Callable 2/15/21 @ 100.00	4.13	5/15/21	198
185	CVS Health Corp. (Food & Staples Retailing), Callable 1/20/35 @ 100.00	4.88	7/20/35	194
225	Delphi Corp. (Auto Components), Callable 12/15/23 @ 100.00	4.15	3/15/24	227
175	Delphi Corp. (Auto Components), Callable 2/15/18 @ 103.00	5.00	2/15/23	181
435	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00	5.60	7/15/41	414
555	Dominion Resources, Inc. (Multi-Utilities)	5.20	8/15/19	614
130	Dominion Resources, Inc. (Multi-Utilities)	6.40	6/15/18	145
150	Duke Energy Carolinas LLC (Electric Utilities)	5.30	2/15/40	178
50	Duke Energy Corp. (Electric Utilities), Callable 1/15/24 @ 100.00	3.75	4/15/24	51
320	Eaton Corp. (Electrical Equipment)	2.75	11/2/22	312
100	Eaton Corp. (Electrical Equipment)	4.15	11/2/42	92
200	Ecolab, Inc. (Chemicals)	3.00	12/8/16	204
130	Ecolab, Inc. (Chemicals)	4.35	12/8/21	140
25	Ecolab, Inc. (Chemicals)	5.50	12/8/41	28
349	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85	3/15/44	311
250	Enterprise Products Partners LP (Oil, Gas & Consumable Fuels), Callable 9/15/19 @ 100.00	2.55	10/15/19	249
20	Enterprise Products Partners LP (Oil, Gas & Consumable Fuels), Callable 12/15/45 @ 100.00	4.90	5/15/46	18
475	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels), Callable 2/6/20 @ 100.00	1.91	3/6/20	478
200	FedEx Corp. (Air Freight & Logistics)	4.90	1/15/34	208
30	FedEx Corp. (Air Freight & Logistics)	8.00	1/15/19	36
330	Fiserv, Inc. (IT Services), Callable 5/1/20 @ 100.00	2.70	6/1/20	333
75	Fiserv, Inc. (IT Services), Callable 3/1/25 @ 100.00	3.85	6/1/25	76
239	General Electric Co. (Industrial Conglomerates)	4.13	10/9/42	236
512	General Electric Co. (Industrial Conglomerates)	5.25	12/6/17	554
595	General Motors Co. (Automobiles)	3.50	10/2/18	600
166	Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00	4.50	2/1/45	160
155	GlaxoSmithKline PLC (Pharmaceuticals)	6.38	5/15/38	197
291	Goldman Sachs Group, Inc. (Capital Markets)	2.63	1/31/19	295
270	Goldman Sachs Group, Inc. (Capital Markets)	4.00	3/3/24	278
365	Goldman Sachs Group, Inc. (Capital Markets)	6.15	4/1/18	402
420	Hewlett-Packard Co. (Technology Hardware, Storage & Peripherals)	3.00	9/15/16	428
405	International Business Machines Corp. (IT Services)	3.63	2/12/24	417
180	International Paper Co. (Paper & Forest Products), Callable 5/15/41 @ 100.00	6.00	11/15/41	194
150	Intuit, Inc. (Software)	5.75	3/15/17	159
120	Johnson & Johnson (Pharmaceuticals), Callable 6/5/33 @ 100.00	4.38	12/5/33	131
50	Johnson & Johnson (Pharmaceuticals)	4.85	5/15/41	58
690	JPMorgan Chase & Co. (Banks)	4.25	10/15/20	739

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$50	JPMorgan Chase & Co. (Banks)	4.35	8/15/21	$54
95	Lincoln National Corp. (Insurance)	7.00	6/15/40	122
120	Lockheed Martin Corp. (Aerospace & Defense), Callable 12/1/24 @ 100.00	2.90	3/1/25	116
140	Lockheed Martin Corp. (Aerospace & Defense), Callable 9/1/34 @ 100.00	3.60	3/1/35	129
270	Medtronic, Inc. (Health Care Equipment & Supplies), Callable 1/1/23 @ 100.00	2.75	4/1/23	265
85	Medtronic, Inc. (Health Care Equipment & Supplies), Callable 9/15/43 @ 100.00	4.63	3/15/44	87
50	MetLife, Inc. (Insurance)	4.05	3/1/45	47
385	MetLife, Inc. (Insurance)	7.72	2/15/19	455
291	MidAmerican Energy Holdings Co. (Electric Utilities)	6.13	4/1/36	350
135	Monsanto Co. (Chemicals)	2.75	7/15/21	135
605	National Rural Utilities Cooperative Finance Corp. (Diversified Financial Services), Callable 8/15/23 @ 100.00	3.40	11/15/23	626
540	Nucor Corp. (Metals & Mining), Callable 5/1/23 @ 100.00	4.00	8/1/23	550
25	Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00	5.20	8/1/43	26
85	Oklahoma Gas & Electric Co. (Electric Utilities), Callable 11/15/40 @ 100.00	5.25	5/15/41	96
305	Oracle Corp. (Software)	6.50	4/15/38	387
300	Philip Morris International, Inc. (Tobacco)	3.60	11/15/23	311
40	Philip Morris International, Inc. (Tobacco)	5.65	5/16/18	44
107	Procter & Gamble Co.(The) (Household Products)	9.36	1/1/21	129
100	Progress Energy, Inc. (Electric Utilities)	6.00	12/1/39	125
110	Prudential Financial, Inc. (Insurance)	6.20	11/15/40	132
50	Puget Energy, Inc. (Multi-Utilities), Callable 4/15/22 @ 100.00	5.63	7/15/22	56
110	Puget Energy, Inc. (Multi-Utilities)	6.00	9/1/21	127
100	Puget Energy, Inc. (Multi-Utilities)	6.50	12/15/20	117
135	Reed Elsevier NV (Media), Callable 7/15/22 @ 100.00	3.13	10/15/22	133
95	Reed Elsevier NV (Media)	8.63	1/15/19	113
250	Rock-Tenn Co. (Containers & Packaging)	3.50	3/1/20	259
210	Roper Industries, Inc. (Industrial Conglomerates)	2.05	10/1/18	209
35	Roper Industries, Inc. (Industrial Conglomerates), Callable 8/15/22 @ 100.00	3.13	11/15/22	35
160	San Diego Gas & Electric Co. (Multi-Utilities), Callable 10/1/41 @ 100.00	4.30	4/1/42	166
335	Southern California Gas Co. (Gas Utilities), Callable 6/15/24 @ 100.00	3.15	9/15/24	340
199	Southwest Airlines Co 2007-1 Trust (Airlines)	6.15	8/1/22	223
380	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 10/15/22 @ 100.00	3.45	1/15/23	330
160	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00	4.95	1/15/43	123
45	SunTrust Banks, Inc. (Banks), Callable 10/1/18 @ 100.00	2.35	11/1/18	45
240	SunTrust Banks, Inc. (Banks), Callable 4/1/19 @ 100.00	2.50	5/1/19	243
320	TC Pipelines, LP (Oil, Gas & Consumable Fuels), Callable 12/13/24 @ 100.00	4.38	3/13/25	307
20	Tennessee Valley Authority, Series E (Independent Power and Renewable Electricity Producers)	6.75	11/1/25	27
310	The Dow Chemical Co. (Chemicals), Callable 8/15/22 @ 100.00	3.00	11/15/22	300
80	The Dow Chemical Co. (Chemicals)	8.55	5/15/19	97
190	The Home Depot, Inc. (Specialty Retail)	5.88	12/16/36	234
75	The Interpublic Group of Cos., Inc. (Media)	2.25	11/15/17	75
320	The Kroger Co. (Food & Staples Retailing), Callable 5/1/23 @ 100.00	3.85	8/1/23	331
70	The Travelers Cos., Inc. (Insurance)	6.25	6/15/37	88
70	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	3.20	3/1/16	71
255	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services), Callable 5/15/21 @ 100.00	3.60	8/15/21	262
180	Time Warner, Inc. (Media)	5.38	10/15/41	189
240	Time Warner, Inc. (Media)	6.88	6/15/18	271
240	Toyota Motor Credit Corp., MTN (Consumer Finance)	3.30	1/12/22	248
80	Twenty-First Century Fox, Inc. (Media)	5.65	8/15/20	91
230	Twenty-First Century Fox, Inc. (Media)	6.20	12/15/34	263
50	Twenty-First Century Fox, Inc. (Media)	6.90	3/1/19	58
75	United Parcel Service, Inc. (Air Freight & Logistics)	6.20	1/15/38	97
130	UnitedHealth Group, Inc. (Health Care Providers & Services)	6.88	2/15/38	173
180	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	6.63	6/15/37	198
40	Ventas Realty, LP (Real Estate Investment Trusts), Callable 5/15/22 @ 100.00	3.25	8/15/22	39
65	Ventas Realty, LP (Real Estate Investment Trusts), Callable 11/1/24 @ 100.00	3.50	2/1/25	63
115	Ventas Realty, LP (Real Estate Investment Trusts), Callable 10/15/25 @ 100.00	4.13	1/15/26	116
215	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.15	9/15/23	237

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$655	Verizon Communications, Inc. (Diversified Telecommunication Services)	6.55	9/15/43	$776
160	Viacom, Inc. (Media), Callable 12/15/42 @ 100.00	4.88	6/15/43	128
355	Virginia Electric & Power Co. (Electric Utilities), Callable 12/15/22 @ 100.00	2.75	3/15/23	352
35	Virginia Electric & Power Co. (Electric Utilities), Callable 10/15/21 @ 100.00	2.95	1/15/22	35
630	Wachovia Corp. (Banks)	5.75	2/1/18	689
312	Wal-Mart Stores, Inc. (Food & Staples Retailing)	1.95	12/15/18	319
400	Wal-Mart Stores, Inc. (Food & Staples Retailing)	5.63	4/1/40	483
70	Wal-Mart Stores, Inc. (Food & Staples Retailing)	6.50	8/15/37	92
160	Waste Management, Inc. (Commercial Services & Supplies), Callable 12/1/24 @ 100.00	3.13	3/1/25	157
165	Wells Fargo & Co. (Banks)	3.00	2/19/25	159
245	Western Gas Partners, LP (Oil, Gas & Consumable Fuels), Callable 3/1/25 @ 100.00	3.95	6/1/25	230
75	Wyeth, Inc. (Pharmaceuticals)	6.45	2/1/24	93
100	Xerox Corp. (IT Services)	6.40	3/15/16	103
220	YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	6.25	3/15/18	241
50	YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	6.88	11/15/37	58

	Total Corporate Bonds			34,556

	U.S. Treasury Obligations — 21.43%
17	U.S. Treasury Bond	1.00	8/31/19	17
130	U.S. Treasury Bond	2.50	2/15/45	120
114	U.S. Treasury Bond	2.75	11/15/42	111
68	U.S. Treasury Bond	2.75	8/15/42	66
150	U.S. Treasury Bond	2.88	5/15/43	150
50	U.S. Treasury Bond	2.88	8/15/45	50
185	U.S. Treasury Bond	3.00	11/15/44	189
70	U.S. Treasury Bond	3.00	5/15/45	72
19	U.S. Treasury Bond	3.00	5/15/42	20
120	U.S. Treasury Bond	3.13	2/15/43	126
112	U.S. Treasury Bond	3.13	2/15/42	118
150	U.S. Treasury Bond	3.13	8/15/44	157
60	U.S. Treasury Bond	3.13	5/15/21	65
94	U.S. Treasury Bond	3.13	11/15/41	99
120	U.S. Treasury Bond	3.38	5/15/44	132
40	U.S. Treasury Bond	3.50	2/15/39	45
125	U.S. Treasury Bond	3.63	2/15/44	144
120	U.S. Treasury Bond	3.63	8/15/43	138
85	U.S. Treasury Bond	3.75	11/15/43	100
63	U.S. Treasury Bond	3.75	8/15/41	74
70	U.S. Treasury Bond	3.88	8/15/40	83
60	U.S. Treasury Bond	4.25	11/15/40	76
25	U.S. Treasury Bond	4.38	11/15/39	32
75	U.S. Treasury Bond	4.38	5/15/40	96
60	U.S. Treasury Bond	4.38	5/15/41	77
55	U.S. Treasury Bond	4.50	8/15/39	72
15	U.S. Treasury Bond	4.50	5/15/38	20
95	U.S. Treasury Bond	4.63	2/15/40	126
70	U.S. Treasury Bond	4.75	2/15/41	95
10	U.S. Treasury Bond	5.00	5/15/37	14
20	U.S. Treasury Bond	5.25	2/15/29	27
30	U.S. Treasury Bond	5.25	11/15/28	40
40	U.S. Treasury Bond	5.38	2/15/31	56
35	U.S. Treasury Bond	6.13	11/15/27	50
25	U.S. Treasury Bond	6.25	5/15/30	37
35	U.S. Treasury Bond	6.25	8/15/23	46
40	U.S. Treasury Bond	6.50	11/15/26	57
40	U.S. Treasury Bond	6.75	8/15/26	58
50	U.S. Treasury Bond	7.25	8/15/22	68
17	U.S. Treasury Bond	7.50	11/15/24	25
25	U.S. Treasury Bond	7.50	11/15/16	27
15	U.S. Treasury Bond	7.63	2/15/25	22
40	U.S. Treasury Bond	8.00	11/15/21	55
35	U.S. Treasury Bond	8.13	8/15/19	44

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$50	U.S. Treasury Bond	8.75	8/15/20	$67
85	U.S. Treasury Note	0.50	3/31/17	85
85	U.S. Treasury Note	0.50	1/31/17	85
100	U.S. Treasury Note	0.50	11/30/16	100
50	U.S. Treasury Note	0.50	2/28/17	50
155	U.S. Treasury Note	0.50	7/31/17	155
10	U.S. Treasury Note	0.50	4/30/17	10
47	U.S. Treasury Note	0.63	10/15/16	47
108	U.S. Treasury Note	0.63	12/15/16	108
108	U.S. Treasury Note	0.63	11/15/16	108
215	U.S. Treasury Note	0.63	5/31/17	215
45	U.S. Treasury Note	0.63	12/31/16	45
45	U.S. Treasury Note	0.63	9/30/17	45
115	U.S. Treasury Note	0.63	11/30/17	115
90	U.S. Treasury Note	0.63	6/30/17	90
120	U.S. Treasury Note	0.63	4/30/18	119
140	U.S. Treasury Note	0.63	7/31/17	140
150	U.S. Treasury Note	0.63	2/15/17	150
160	U.S. Treasury Note	0.63	8/31/17	160
50	U.S. Treasury Note	0.75	3/31/18	50
80	U.S. Treasury Note	0.75	2/28/18	80
115	U.S. Treasury Note	0.75	10/31/17	115
65	U.S. Treasury Note	0.75	1/15/17	65
78	U.S. Treasury Note	0.75	12/31/17	78
112	U.S. Treasury Note	0.75	3/15/17	112
68	U.S. Treasury Note	0.75	6/30/17	68
80	U.S. Treasury Note	0.75	4/15/18	80
150	U.S. Treasury Note	0.88	1/31/17	151
155	U.S. Treasury Note	0.88	5/15/17	156
90	U.S. Treasury Note	0.88	6/15/17	90
72	U.S. Treasury Note	0.88	12/31/16	72
127	U.S. Treasury Note	0.88	11/30/16	128
145	U.S. Treasury Note	0.88	7/15/17	146
80	U.S. Treasury Note	0.88	1/15/18	80
90	U.S. Treasury Note	0.88	8/15/17	90
100	U.S. Treasury Note	0.88	4/15/17	101
85	U.S. Treasury Note	0.88	7/15/18	85
130	U.S. Treasury Note	0.88	11/15/17	130
75	U.S. Treasury Note	0.88	10/15/17	75
91	U.S. Treasury Note	0.88	1/31/18	91
45	U.S. Treasury Note	0.88	7/31/19	45
135	U.S. Treasury Note	0.88	4/30/17	136
70	U.S. Treasury Note	0.88	2/28/17	70
85	U.S. Treasury Note	1.00	12/15/17	86
75	U.S. Treasury Note	1.00	2/15/18	75
95	U.S. Treasury Note	1.00	9/15/17	96
100	U.S. Treasury Note	1.00	5/15/18	100
144	U.S. Treasury Note	1.00	5/31/18	145
132	U.S. Treasury Note	1.00	10/31/16	133
50	U.S. Treasury Note	1.00	9/15/18	50
80	U.S. Treasury Note	1.00	8/15/18	80
20	U.S. Treasury Note	1.00	6/30/19	20
70	U.S. Treasury Note	1.00	9/30/19	69
85	U.S. Treasury Note	1.00	11/30/19	84
80	U.S. Treasury Note	1.00	3/15/18	80
135	U.S. Treasury Note	1.00	3/31/17	136
5	U.S. Treasury Note	1.13	3/31/20	5
60	U.S. Treasury Note	1.13	4/30/20	59
50	U.S. Treasury Note	1.13	5/31/19	50
85	U.S. Treasury Note	1.13	6/15/18	86
60	U.S. Treasury Note	1.13	12/31/19	60
120	U.S. Treasury Note	1.25	10/31/18	121
54	U.S. Treasury Note	1.25	4/30/19	54

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$65	U.S. Treasury Note	1.25	1/31/19	$65
50	U.S. Treasury Note	1.25	10/31/19	50
160	U.S. Treasury Note	1.25	1/31/20	160
110	U.S. Treasury Note	1.25	11/30/18	111
100	U.S. Treasury Note	1.25	2/29/20	100
120	U.S. Treasury Note	1.38	7/31/18	122
135	U.S. Treasury Note	1.38	9/30/18	137
40	U.S. Treasury Note	1.38	1/31/20	40
60	U.S. Treasury Note	1.38	6/30/18	61
100	U.S. Treasury Note	1.38	2/28/19	101
65	U.S. Treasury Note	1.38	4/30/20	65
115	U.S. Treasury Note	1.38	3/31/20	115
115	U.S. Treasury Note	1.38	8/31/20	115
51	U.S. Treasury Note	1.38	12/31/18	52
25	U.S. Treasury Note	1.38	11/30/18	25
30	U.S. Treasury Note	1.38	5/31/20	30
110	U.S. Treasury Note	1.38	2/29/20	111
145	U.S. Treasury Note	1.38	9/30/20	145
110	U.S. Treasury Note	1.50	10/31/19	111
130	U.S. Treasury Note	1.50	8/31/18	132
20	U.S. Treasury Note	1.50	3/31/19	20
80	U.S. Treasury Note	1.50	11/30/19	81
110	U.S. Treasury Note	1.50	12/31/18	112
101	U.S. Treasury Note	1.50	2/28/19	102
120	U.S. Treasury Note	1.50	5/31/19	122
115	U.S. Treasury Note	1.50	1/31/22	114
115	U.S. Treasury Note	1.50	1/31/19	117
120	U.S. Treasury Note	1.50	5/31/20	121
40	U.S. Treasury Note	1.63	12/31/19	41
45	U.S. Treasury Note	1.63	4/30/19	46
125	U.S. Treasury Note	1.63	7/31/19	127
85	U.S. Treasury Note	1.63	6/30/19	87
130	U.S. Treasury Note	1.63	6/30/20	132
130	U.S. Treasury Note	1.63	7/31/20	132
117	U.S. Treasury Note	1.63	11/15/22	116
120	U.S. Treasury Note	1.63	8/31/19	122
130	U.S. Treasury Note	1.63	3/31/19	132
81	U.S. Treasury Note	1.63	8/15/22	80
95	U.S. Treasury Note	1.75	9/30/22	95
174	U.S. Treasury Note	1.75	5/15/23	173
95	U.S. Treasury Note	1.75	2/28/22	95
95	U.S. Treasury Note	1.75	3/31/22	95
135	U.S. Treasury Note	1.75	10/31/20	137
120	U.S. Treasury Note	1.75	9/30/19	123
95	U.S. Treasury Note	1.75	4/30/22	95
25	U.S. Treasury Note	1.75	5/15/22	25
40	U.S. Treasury Note	1.75	10/31/18	41
100	U.S. Treasury Note	1.88	5/31/22	101
55	U.S. Treasury Note	1.88	9/30/17	56
100	U.S. Treasury Note	1.88	10/31/17	102
75	U.S. Treasury Note	1.88	8/31/17	77
95	U.S. Treasury Note	1.88	8/31/22	96
94	U.S. Treasury Note	1.88	6/30/20	96
100	U.S. Treasury Note	1.88	11/30/21	101
130	U.S. Treasury Note	2.00	8/15/25	129
50	U.S. Treasury Note	2.00	5/31/21	51
60	U.S. Treasury Note	2.00	11/30/20	62
95	U.S. Treasury Note	2.00	10/31/21	97
95	U.S. Treasury Note	2.00	8/31/21	97
130	U.S. Treasury Note	2.00	11/15/21	133
130	U.S. Treasury Note	2.00	2/28/21	133
265	U.S. Treasury Note	2.00	2/15/25	263
155	U.S. Treasury Note	2.00	2/15/23	157

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$100	U.S. Treasury Note	2.00	7/31/22	$102
120	U.S. Treasury Note	2.00	2/15/22	122
120	U.S. Treasury Note	2.00	7/31/20	124
110	U.S. Treasury Note	2.00	9/30/20	113
74	U.S. Treasury Note	2.13	8/15/21	76
60	U.S. Treasury Note	2.13	1/31/21	62
210	U.S. Treasury Note	2.13	5/15/25	211
75	U.S. Treasury Note	2.13	6/30/21	77
95	U.S. Treasury Note	2.13	12/31/21	98
100	U.S. Treasury Note	2.13	6/30/22	103
80	U.S. Treasury Note	2.13	8/31/20	83
100	U.S. Treasury Note	2.13	9/30/21	103
80	U.S. Treasury Note	2.25	11/30/17	83
90	U.S. Treasury Note	2.25	3/31/21	93
30	U.S. Treasury Note	2.25	7/31/18	31
180	U.S. Treasury Note	2.25	11/15/24	183
105	U.S. Treasury Note	2.25	4/30/21	109
20	U.S. Treasury Note	2.38	7/31/17	21
30	U.S. Treasury Note	2.38	6/30/18	31
25	U.S. Treasury Note	2.38	12/31/20	26
215	U.S. Treasury Note	2.38	8/15/24	222
50	U.S. Treasury Note	2.50	6/30/17	52
215	U.S. Treasury Note	2.50	5/15/24	223
145	U.S. Treasury Note	2.50	8/15/23	152
50	U.S. Treasury Note	2.63	1/31/18	52
65	U.S. Treasury Note	2.63	4/30/18	68
115	U.S. Treasury Note	2.63	8/15/20	122
174	U.S. Treasury Note	2.63	11/15/20	184
166	U.S. Treasury Note	2.75	11/15/23	177
60	U.S. Treasury Note	2.75	11/30/16	62
160	U.S. Treasury Note	2.75	2/15/24	170
99	U.S. Treasury Note	2.75	5/31/17	103
72	U.S. Treasury Note	2.75	12/31/17	75
85	U.S. Treasury Note	2.75	2/15/19	90
30	U.S. Treasury Note	2.88	3/31/18	32
50	U.S. Treasury Note	3.00	2/28/17	52
113	U.S. Treasury Note	3.13	4/30/17	118
100	U.S. Treasury Note	3.13	10/31/16	103
111	U.S. Treasury Note	3.13	5/15/19	119
100	U.S. Treasury Note	3.13	1/31/17	104
62	U.S. Treasury Note	3.25	3/31/17	65
85	U.S. Treasury Note	3.25	12/31/16	88
121	U.S. Treasury Note	3.38	11/15/19	131
100	U.S. Treasury Note	3.50	2/15/18	106
120	U.S. Treasury Note	3.50	5/15/20	132
180	U.S. Treasury Note	3.63	2/15/20	198
100	U.S. Treasury Note	3.63	8/15/19	109
135	U.S. Treasury Note	3.63	2/15/21	150
90	U.S. Treasury Note	3.75	11/15/18	98
50	U.S. Treasury Note	3.88	5/15/18	54
30	U.S. Treasury Note	4.00	8/15/18	33
24	U.S. Treasury Note	4.25	5/15/39	30
75	U.S. Treasury Note	4.25	11/15/17	81
100	U.S. Treasury Note	4.63	11/15/16	105
50	U.S. Treasury Note	4.63	2/15/17	53
70	U.S. Treasury Note	4.75	8/15/17	75
30	U.S. Treasury Note	5.50	8/15/28	41

	Total U.S. Treasury Obligations			21,035

	Yankee Dollars — 5.59%
200	America Movil SAB de CV (Wireless Telecommunication Services)	6.13	3/30/40	220
25	Bank of Nova Scotia (Banks)	1.85	4/14/20	25
25	Bank of Nova Scotia (Banks)	2.13	9/11/19	25

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Yankee Dollars (continued)
$580	BHP Billiton Ltd. (Metals & Mining)	3.85	9/30/23	$582
30	BHP Billiton Ltd. (Metals & Mining)	5.00	9/30/43	30
130	British Telecommunications PLC (Diversified Telecommunication Services)	9.63	12/15/30	194
210	Canadian Natural Resources (Oil, Gas & Consumable Fuels)	5.70	5/15/17	222
90	Canadian Natural Resources (Oil, Gas & Consumable Fuels)	5.90	2/1/18	97
100	Canadian Pacific Railway Co. (Road & Rail), Callable 11/1/24 @ 100.00	2.90	2/1/25	94
320	Canadian Pacific Railway Co. (Road & Rail), Callable 12/15/22 @ 100.00	4.45	3/15/23	345
25	Canadian Pacific Railway Co. (Road & Rail)	7.25	5/15/19	29
135	Deutsche Telekom International Finance (Diversified Financial Services) (a)(c)	8.75	6/15/30	193
120	Diageo Capital PLC (Beverages)	5.88	9/30/36	142
120	HSBC Holdings PLC (Banks)	5.10	4/5/21	133
120	HSBC Holdings PLC (Banks)	6.80	6/1/38	147
105	Iberdrola International BV (Electric Utilities)	5.81	3/15/25	122
165	Iberdrola International BV (Electric Utilities)	6.75	7/15/36	204
125	LyondellBasell Industries NV (Chemicals)	4.00	7/15/23	126
500	LyondellBasell Industries NV (Chemicals), Callable 1/15/19 @ 100.00	5.00	4/15/19	539
70	Orange SA (Diversified Telecommunication Services)	9.00	3/1/31	99
200	Petroleos Mexicanos (Oil, Gas & Consumable Fuels)	5.75	3/1/18	212
175	Petroleos Mexicanos (Oil, Gas & Consumable Fuels)	6.63	6/15/35	164
160	Rio Tinto Finance USA Ltd. (Metals & Mining)	5.20	11/2/40	155
225	Rio Tinto Finance USA PLC (Metals & Mining), Callable 12/22/21 @ 100.00	3.50	3/22/22	224
25	Royal Bank of Canada (Banks)	1.20	9/19/17	25
25	Royal Bank of Canada (Banks)	1.88	2/5/20	25
25	Royal Bank of Canada (Banks)	2.20	9/23/19	26
235	Shell International Finance BV (Diversified Financial Services)	6.38	12/15/38	293
300	Statoil ASA (Oil, Gas & Consumable Fuels)	3.25	11/10/24	297
30	Statoil ASA (Oil, Gas & Consumable Fuels)	5.10	8/17/40	33
120	Telefonica Emisiones (Diversified Telecommunication Services)	7.05	6/20/36	141
175	Telefonica Emisiones SAU (Diversified Telecommunication Services)	6.22	7/3/17	189
125	Vodafone Group PLC (Wireless Telecommunication Services)	6.15	2/27/37	133

	Total Yankee Dollars			5,485

	Mutual Funds — 7.58%
6,158,481	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares (d)	0.00		6,159
778,070	SSgA Treasury Money Market Fund (d)	0.00		778
504,231	SSgA U.S. Government Money Market Fund (d)	0.00		504

	Total Mutual Funds			7,441

	Total Investments Before TBA Sale Commitments (cost $98,877) — 100.66%			98,795
	TBA Sale Commitments (e) — (0.43)%
$(65)	Fannie Mae, 15 YR TBA	4.50	10/25/30	(67)
(25)	Fannie Mae, 30 YR TBA	4.50	10/25/44	(27)
(25)	Fannie Mae, 30 YR TBA	2.50	11/25/43	(24)
(50)	Freddie Mac, Gold 15 YR TBA	4.50	10/15/30	(52)
(25)	Freddie Mac, Gold 30 YR TBA	5.00	11/15/45	(27)
(25)	Freddie Mac, Gold 30 YR TBA	4.50	10/15/45	(27)
(100)	Freddie Mac, Gold 30 YR TBA	5.50	10/15/45	(111)
(50)	Government National Mortgage Association, 30 YR TBA	5.50	10/15/45	(56)
(25)	Government National Mortgage Association, 30 YR TBA	4.50	11/15/42	(27)

	Total TBA Sale Commitments			(418)

	Liabilities in excess of other assets — (0.23)%			(230)

	Net Assets — 100.00%			$98,147

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (concluded) — September 30, 2015 (Unaudited)

(a)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2015.
(b)	Zero Coupon Security. Effective rate shown is as of September 30, 2015.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at September 30, 2015.
(d)	The rate disclosed is the rate in effect on September 30, 2015.
(e)	Represents a “to be announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in the Notes to Portfolios of Investments.)

MTN—Medium Term Note

TBA—To Be Announced purchase or sale commitment.

            Security is subject to delayed delivery.

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Core Fixed Income Portfolio	Agincourt Capital Management, LLC	Mellon Capital Management Corporation	HC Capital Solutions	Total
Asset Backed Securities	—	0.53%	—	0.53%
Collateralized Mortgage Obligations	—	1.59%	—	1.59%
U.S. Government Agency Mortgages	—	26.81%	—	26.81%
U.S. Government Agency Securities	—	1.92%	—	1.92%
Corporate Bonds	35.18%	0.03%	—	35.21%
U.S. Treasury Obligations	—	21.43%	—	21.43%
Yankee Dollars	5.46%	0.13%	—	5.59%
Mutual Funds	0.52%	0.79%	6.27%	7.58%
TBA Sale Commitments	—	-0.43%	—	-0.43%
Other Assets (Liabilities)	0.40%	-0.62%	-0.01%	-0.23%

Total Net Assets	41.56%	52.18%	6.26%	100.00%

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments — September 30, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Asset Backed Securities — 1.29%
$5,000	Lstar Securities Investment Trust 2015 OFMZ* (a)	0.00	9/1/20	$5,000
4,653	Magnus-Relda Holding Vier GMBH, Series 1A, Class JNR* (b)	7.00	10/28/24	5,436

	Total Asset Backed Securities			10,436

	Collateralized Mortgage Obligations — 9.80%
6,000	Banc of America Merrill Lynch Mezzanine Securities Trust, Series 2014-INMZ, Class MZB* (b)(c)(d)	8.69	12/15/19	6,001
1,974	BLCP Hotel Trust, Series 2014-CLMZ, Class M (b)(c)	5.93	8/15/29	1,961
2,000	Carefree Portfolio Trust, Series 2014-CMZA, Class MZA (b)(c)(d)	6.18	11/15/29	1,992
6,000	Carefree Portfolio Trust, Series 2014-CMZB, Class MZB (b)(c)(d)	7.93	11/15/29	5,972
4,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class E (b)	3.00	2/10/48	2,483
1,500	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class E (b)(c)	3.21	7/10/47	983
1,300	Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class F (b)(c)	4.29	4/10/48	738
2,700	Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class E (b)(c)	4.29	4/10/48	1,926
6,000	Commercial Mortgage Trust, Series 2014-CR21, Class F (b)	3.00	12/10/47	3,970
5,500	Commercial Mortgage Trust, Series 2015-LC21, Class E (b)	3.25	7/10/48	3,445
2,900	Commercial Mortgage Trust, Series 2013-CR7, Class G (a)(c)	4.49	3/10/46	2,095
1,800	Commercial Mortgage Trust, Series 2015-CR25, Class F* (a)(c)	4.70	8/10/48	1,017
4,000	Commercial Mortgage Trust, Series 2015-CR25, Class E* (b)(c)	4.70	8/10/48	2,955
420	Commercial Mortgage Trust, Series 2013-CR12, Class E (b)(c)	5.25	10/10/46	367
2,977	Credit Suisse European Mortgage Capital Trust, Series 2014-1MGN, Class B* (b)(c)	7.16	7/20/22	3,327
8,500	Credit Suisse Mortgage Trust, Series 2015-TOWN, Class F (b)(c)	4.71	3/15/17	8,379
5,000	CSMC 2015-Town Mezzanine Securities Trust, Series 2015, Class MZ* (b)(c)	9.20	3/1/28	4,963
2,100	Dbubs Mortgage Trust, Series 2011-LC3A, Class G* (b)	3.75	8/10/44	1,156
600	Goldman Sachs Mortgage Securities Trust, Series 2013-GC14, Class F (b)(c)	4.93	8/10/46	502
700	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class E (b)(c)	3.36	9/15/47	491
4,300	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class E (b)(c)	4.77	8/15/48	3,212
6,900	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-CBMZ, Class M (b)(c)	6.43	10/15/29	6,869
4,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-INMZ, Class M (b)(c)	6.43	6/15/29	3,990
1,110	Morgan Stanley BAML Trust, Series 2015-C21, Class E (b)	3.01	3/15/48	709
8,192	UBS - Barclays Commercial Mortgage Trust, Series 2012-C2, Class H (b)(c)	5.00	5/10/63	3,236
4,726	UBS - Barclays Commercial Mortgage Trust, Series 2012-C2, Class G (b)(c)	5.00	5/10/63	3,239
4,800	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E (b)	3.00	5/15/48	2,937
510	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class E (b)	3.50	7/15/46	395

	Total Collateralized Mortgage Obligations			79,310

	U.S. Government Agency Mortgage — 0.45%
3,645	Connecticut Avenue Securities, Series 2015-C03, Class 1M2 (b)(c)	5.19	7/25/25	3,634

	Total U.S. Government Agency Mortgage			3,634

	Corporate Bonds — 45.36%
1,719	A Schulman, Inc. (Chemicals), Callable 6/1/18 @ 105.16 (b)	6.88	6/1/23	1,620
1,519	Acadia Healthcare Co., Inc. (Health Care Providers & Services), Callable 7/1/17 @ 103.84	5.13	7/1/22	1,496
1,464	Alcoa, Inc. (Metals & Mining), Callable 7/1/24 @ 100.00	5.13	10/1/24	1,380
2,176	Aleris International, Inc. (Metals & Mining), Callable 11/9/15 @ 103.81	7.63	2/15/18	2,115
360	Aleris International, Inc. (Metals & Mining), Callable 11/1/15 @ 106.00	7.88	11/1/20	349
1,184	Allegion US Holding Co., Inc. (Building Products), Callable 10/1/16 @ 104.31	5.75	10/1/21	1,214
80	Ally Financial, Inc. (Consumer Finance)	5.50	2/15/17	82
248	Ally Financial, Inc. (Consumer Finance)	7.50	9/15/20	281
2,624	Ally Financial, Inc. (Consumer Finance)	8.00	11/1/31	3,123
1,643	Ally Financial, Inc. (Consumer Finance)	8.00	12/31/18	1,811
433	Altice US Finance I Corp. (Wireless Telecommunication Services), Callable 7/15/18 @ 104.03 (b)	5.38	7/15/23	416
707	AMC Networks, Inc. (Media), Callable 7/15/16 @ 104.00	7.75	7/15/21	748
500	AmerenEnergy Generating Co., Series H (Electric Utilities) ^	7.00	4/15/18	450
2,603	American Airlines Pass-Through Trust, Series 2013-2, Class B (Airlines)	5.60	7/15/20	2,656
716	American Airlines Pass-Through Trust, Class B (Airlines)	5.63	1/15/21	737
4,082	American Axle & Manufacturing, Inc. (Auto Components), Callable 3/15/16 @ 105.00	6.25	3/15/21	4,072

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$3,047	Amsted Industries, Inc. (Machinery), Callable 3/15/18 @ 103.00 (b)	5.00	3/15/22	$3,001
369	Amsted Industries, Inc. (Machinery), Callable 9/15/19 @ 102.69	5.38	9/15/24	359
1,765	Anixter International, Inc. (Electronic Equipment, Instruments & Components)	5.13	10/1/21	1,752
2,408	ARC Properties Operating Partnership, LP (Capital Markets), Callable 11/6/23 @ 100.00	4.60	2/6/24	2,312
1,729	Audatex North America, Inc. (Software), Callable 6/15/17 @ 103.00 (b)	6.00	6/15/21	1,732
40	Audatex North America, Inc. (Software), Callable 11/1/18 @ 103.06	6.13	11/1/23	40
960	B&G Foods, Inc. (Food Products), Callable 6/1/16 @ 103.47	4.63	6/1/21	924
247	Basic Energy Services, Inc. (Energy Equipment & Services), Callable 10/15/17 @ 104.00 ^	7.75	10/15/22	115
1,612	Belo Corp. (Media)	7.25	9/15/27	1,681
200	Berry Petroleum Co. (Oil, Gas & Consumable Fuels), Callable 3/15/17 @ 103.00	6.38	9/15/22	60
1,575	Berry Petroleum Co. (Oil, Gas & Consumable Fuels), Callable 11/1/15 @ 103.00	6.75	11/1/20	551
2,736	Blue Racer Mid LLC/Blue Racer Mid Finance (Oil, Gas & Consumable Fuels), Callable 11/15/17 @ 104.60 (b)	6.13	11/15/22	2,599
114	Building Materials Corp. of America (Building Products), Callable 11/15/19 @ 102.39 (b)	5.38	11/15/24	113
130	Building Materials Corp. of America (Building Products), Callable 5/1/16 @ 103.00	6.75	5/1/21	138
731	Cable One, Inc. (Media), Callable 6/15/18 @ 102.88 (b)	5.75	6/15/22	720
2,697	Cablevision Systems Corp. (Media)	5.88	9/15/22	2,043
175	Cablevision Systems Corp. (Media)	8.00	4/15/20	155
3,288	Calfrac Holdings LP (Energy Equipment & Services), Callable 12/1/15 @ 104.00 ^(b)	7.50	12/1/20	2,055
5,594	California Resources Corp. (Oil, Gas & Consumable Fuels), Callable 6/15/21 @ 100.00	5.50	9/15/21	3,412
2,273	Calpine Corp. (Independent Power and Renewable Electricity Producers), Callable 1/15/17 @ 103.94 (b)	7.88	1/15/23	2,432
2,425	Cardtronics, Inc. (IT Services), Callable 8/1/17 @ 103.84	5.13	8/1/22	2,328
1,999	Carrizo Oil & Gas, Inc. (Oil, Gas & Consumable Fuels), Callable 9/15/16 @ 103.75	7.50	9/15/20	1,869
1,179	CCO Holdings LLC/CCO Holdings Capital Corp. (Diversified Telecommunication Services), Callable 2/15/18 @ 103.00	5.13	2/15/23	1,088
385	CCO Holdings LLC/CCO Holdings Capital Corp. (Diversified Telecommunication Services), Callable 3/15/16 @ 104.00	5.25	3/15/21	379
661	CCO Holdings LLC/CCO Holdings Capital Corp. (Diversified Telecommunication Services), Callable 9/30/17 @ 103.00	5.25	9/30/22	620
2,835	CCO Holdings LLC/CCO Holdings Capital Corp. (Diversified Telecommunication Services), Callable 5/1/20 @ 102.68 (b)	5.38	5/1/25	2,583
1,005	CCO Holdings LLC/CCO Holdings Capital Corp. (Diversified Telecommunication Services), Callable 7/15/18 @ 102.88 ^	5.75	1/15/24	960
1,935	CCO Holdings LLC/CCO Holdings Capital Corp. (Diversified Telecommunication Services), Callable 3/1/18 @ 103.00	5.75	9/1/23	1,841
753	CDW LLC/CDW Finance (Trading Companies & Distributors), Callable 3/1/18 @ 103.75	5.00	9/1/23	758
187	CDW LLC/CDW Finance (Trading Companies & Distributors), Callable 8/15/17 @ 104.50	6.00	8/15/22	195
3,614	CenturyLink, Inc. (Diversified Telecommunication Services)	5.63	4/1/20	3,343
2,118	CenturyLink, Inc., Series T (Diversified Telecommunication Services)	5.80	3/15/22	1,824
245	CenturyLink, Inc. (Diversified Telecommunication Services)	6.45	6/15/21	225
3,120	Cenveo Corp. (Commercial Services & Supplies), Callable 2/1/19 @ 100.00 (b)	6.00	8/1/19	2,651
1,530	Cenveo Corp. (Commercial Services & Supplies), Callable 11/9/15 @ 105.75 ^	11.50	5/15/17	1,415
2,168	Cequel Communications Holdings I LLC/Cequel Capital Corp. (Media), Callable 11/9/15 @ 104.78 (b)	6.38	9/15/20	2,046
3,012	Chemours Co. (Chemicals), Callable 5/15/20 @ 103.50 ^(b)	6.63	5/15/23	2,026
1,506	Chemours Co. (Chemicals), Callable 5/15/20 @ 103.50 (b)	7.00	5/15/25	990
2,752	Chemtura Corp. (Chemicals), Callable 7/15/16 @ 104.00	5.75	7/15/21	2,717
648	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels), Callable 4/15/17 @ 104.00	4.88	4/15/22	423
793	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels) ^	5.75	3/15/23	517
176	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.13	2/15/21	123
95	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.50	8/15/17	86
600	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels) ^	6.63	8/15/20	446
1,415	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.88	11/15/20	1,040
3,659	CHS/Community Health Systems, Inc. (Health Care Providers & Services), Callable 7/15/16 @ 104.00	7.13	7/15/20	3,805
115	CIT Group, Inc. (Banks)	5.00	5/15/17	118
5,271	CIT Group, Inc. (Banks)	5.00	8/15/22	5,264

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,760	CIT Group, Inc. (Banks) (b)	6.63	4/1/18	$1,861
1,331	Clayton Williams Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 11/9/15 @ 103.88 ^	7.75	4/1/19	1,126
65	Clean Harbors, Inc. (Commercial Services & Supplies), Callable 12/1/16 @ 102.56	5.13	6/1/21	66
40	Clean Harbors, Inc. (Commercial Services & Supplies), Callable 8/1/16 @ 102.63	5.25	8/1/20	41
3,204	Clear Channel Worldwide Holdings, Inc., Series B (Media), Callable 11/15/17 @ 103.00	6.50	11/15/22	3,216
145	Clear Channel Worldwide Holdings, Inc., Series A (Media), Callable 11/15/17 @ 103.25	6.50	11/15/22	144
106	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 3/15/19 @ 103.00	6.38	3/15/24	58
710	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 11/9/15 @ 104.25	8.50	12/15/19	440
1,418	Commercial Metals Co. (Metals & Mining), Callable 2/15/23 @ 100.00	4.88	5/15/23	1,241
497	Commscope, Inc. (Wireless Telecommunication Services), Callable 6/15/17 @ 102.19 (b)	4.38	6/15/20	493
1,263	Commscope, Inc. (Wireless Telecommunication Services), Callable 6/15/17 @ 102.50 (b)	5.00	6/15/21	1,235
1,698	Consol Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 4/15/17 @ 104.41	5.88	4/15/22	1,142
771	Cott Beverages, Inc. (Beverages), Callable 7/1/17 @ 104.03	5.38	7/1/22	747
343	Cott Beverages, Inc. (Beverages), Callable 1/1/17 @ 103.38	6.75	1/1/20	352
59	Credit Acceptance Corp. (Consumer Finance), Callable 2/15/17 @ 103.06	6.13	2/15/21	58
3,205	Credit Acceptance Corp. (Consumer Finance), Callable 3/15/18 @ 105.53 (b)	7.38	3/15/23	3,277
2,224	Crown Castle International Corp. (Real Estate Investment Trusts)	5.25	1/15/23	2,352
2,000	CTR Partnership LP/CareTrust Capital Corp. (Capital Markets), Callable 6/1/17 @ 102.94	5.88	6/1/21	2,040
1,591	D.R. Horton, Inc. (Household Durables), Callable 12/1/18 @ 100.00	3.75	3/1/19	1,601
636	D.R. Horton, Inc. (Household Durables), Callable 6/15/22 @ 100.00	4.38	9/15/22	631
1,424	Darling Ingredients, Inc. (Food Products), Callable 1/15/17 @ 104.03	5.38	1/15/22	1,396
1,149	DCP Midstream LLC (Oil, Gas & Consumable Fuels) (b)	5.35	3/15/20	1,113
459	DigitalGlobe, Inc. (Aerospace & Defense), Callable 2/1/17 @ 103.00	5.25	2/1/21	431
1,640	DISH DBS Corp. (Media)	5.13	5/1/20	1,521
1,140	DISH DBS Corp. (Media)	5.88	7/15/22	1,006
1,135	DISH DBS Corp. (Media)	6.75	6/1/21	1,084
1,052	DISH DBS Corp. (Media)	7.88	9/1/19	1,103
61	Dynegy, Inc. (Independent Power and Renewable Electricity Producers), Callable 5/1/17 @ 103.38	6.75	11/1/19	61
145	EchoStar DBS Corp. (Media)	7.13	2/1/16	146
1,596	Equinix, Inc. (Internet Software & Services), Callable 4/1/17 @ 102.44	4.88	4/1/20	1,624
581	Equinix, Inc. (Internet Software & Services), Callable 4/1/18 @ 103.00	5.38	4/1/23	568
1,500	Exterran Partners LP (Energy Equipment & Services), Callable 4/1/17 @ 103.00	6.00	4/1/21	1,268
263	Family Tree Escrow LLC (Multiline Retail), Callable 3/19/17 @ 102.63 (b)	5.25	3/1/20	270
657	Family Tree Escrow LLC (Multiline Retail), Callable 3/1/18 @ 104.31 (b)	5.75	3/1/23	681
3,347	First Cash Financial Services, Inc. (Consumer Finance), Callable 4/1/17 @ 105.06	6.75	4/1/21	3,347
2,281	Frontier Communications Corp. (Diversified Telecommunication Services), Callable 6/15/21 @ 100.00	6.25	9/15/21	1,899
900	Frontier Communications Corp. (Diversified Telecommunication Services)	7.13	1/15/23	740
1,758	Frontier Communications Corp. (Diversified Telecommunication Services)	8.13	10/1/18	1,802
4,564	Frontier Communications Corp. (Diversified Telecommunication Services)	8.50	4/15/20	4,438
3,861	FTS International, Inc. (Energy Equipment & Services), Callable 5/1/17 @ 104.69	6.25	5/1/22	1,197
1,339	FTS International, Inc. (Energy Equipment & Services), Callable 6/15/16 @ 103.00 (b)(c)	7.84	6/15/20	991
531	Gannett Co., Inc. (Media), Callable 9/15/17 @ 102.44	4.88	9/15/21	520
210	GCI, Inc. (Diversified Telecommunication Services), Callable 6/1/16 @ 103.00	6.75	6/1/21	214
749	General Motors Financial Co. (Consumer Finance)	4.25	5/15/23	732
3,461	Genesis Energy, LP (Oil, Gas & Consumable Fuels), Callable 2/15/17 @ 103.00	5.75	2/15/21	3,150
480	Genesis Energy, LP (Oil, Gas & Consumable Fuels), Callable 5/15/18 @ 104.50	6.00	5/15/23	422
1,006	Genesis Energy, LP (Oil, Gas & Consumable Fuels), Callable 8/1/18 @ 103.38	6.75	8/1/22	944
2,655	GenOn Energy, Inc. (Independent Power and Renewable Electricity Producers)	9.50	10/15/18	2,456
3,040	GenOn Energy, Inc. (Independent Power and Renewable Electricity Producers), Callable 10/15/20 @ 104.94	9.88	10/15/20	2,827
1,425	GMAC, Inc. (Consumer Finance)	8.00	11/1/31	1,651

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,595	Harland Clarke Holdings Corp. (Commercial Services & Supplies), Callable 3/1/17 @ 103.00 (b)	6.88	3/1/20	$1,436
1,622	Harland Clarke Holdings Corp. (Commercial Services & Supplies), Callable 11/9/15 @ 104.88 (b)	9.75	8/1/18	1,671
1,475	HCA, Inc. (Health Care Providers & Services)	5.38	2/1/25	1,464
687	HCA, Inc. (Health Care Providers & Services)	5.88	3/15/22	737
455	HCA, Inc. (Health Care Providers & Services)	6.50	2/15/20	496
3,440	Hornbeck Offshore Services, Inc. (Energy Equipment & Services), Callable 3/1/16 @ 104.00	5.00	3/1/21	2,589
216	Hughes Satellite Systems Corp. (Diversified Telecommunication Services)	6.50	6/15/19	232
1,111	Hughes Satellite Systems Corp. (Diversified Telecommunication Services)	7.63	6/15/21	1,190
3,047	Huntsman International LLC (Chemicals), Callable 8/15/20 @ 100.00 ^	4.88	11/15/20	2,648
88	Huntsman International Ltd. (Chemicals), Callable 8/15/22 @ 100.00 (b)	5.13	11/15/22	75
2,466	Ingles Markets, Inc. (Food & Staples Retailing), Callable 6/15/18 @ 103.00	5.75	6/15/23	2,534
1,055	International Lease Finance Corp. (Trading Companies & Distributors)	5.88	4/1/19	1,109
1,321	International Lease Finance Corp. (Trading Companies & Distributors)	5.88	8/15/22	1,407
1,330	International Lease Finance Corp. (Trading Companies & Distributors)	6.25	5/15/19	1,417
90	International Lease Finance Corp. (Trading Companies & Distributors)	8.25	12/15/20	105
1,271	Iron Mountain, Inc. (Real Estate Investment Trusts), Callable 10/1/17 @ 103.00 (b)	6.00	10/1/20	1,283
1,100	J.B. Poindexter & Co., Inc. (Auto Components), Callable 4/1/17 @ 105.00 (b)	9.00	4/1/22	1,158
967	JBS USA LLC/JBS USA Finance, Inc. (Food Products), Callable 11/9/15 @ 105.44 (b)	7.25	6/1/21	1,003
2,622	JMC Steel Group, Inc. (Metals & Mining), Callable 11/9/15 @ 104.13 ^(b)	8.25	3/15/18	1,783
2,827	Kindred Healthcare, Inc. (Health Care Providers & Services), Callable 4/15/17 @ 104.78	6.38	4/15/22	2,806
3,267	KLX, Inc. (Aerospace & Defense), Callable 12/1/17 @ 104.41 (b)	5.88	12/1/22	3,178
1,156	Lamar Media Corp. (Media), Callable 2/1/17 @ 102.94	5.88	2/1/22	1,201
1,872	Lennar Corp. (Household Durables), Callable 2/28/25 @ 100.00	4.75	5/30/25	1,788
316	Lennar Corp. (Household Durables), Callable 8/15/22 @ 100.00 (c)	4.75	11/15/22	307
1,411	LifePoint Hospitals, Inc. (Health Care Providers & Services), Callable 12/1/16 @ 104.13	5.50	12/1/21	1,423
1,953	Limited Brands, Inc. (Specialty Retail)	5.63	2/15/22	2,065
7,043	Linn Energy LLC/Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 11/9/15 @ 104.31	8.63	4/15/20	1,884
64	LKQ Corp. (Distributors), Callable 5/15/18 @ 102.38	4.75	5/15/23	62
392	Lynx I Corp. (Media), Callable 4/15/17 @ 103.00 (b)	5.38	4/15/21	395
500	Markwest Energy Part/Finance (Oil, Gas & Consumable Fuels), Callable 2/15/17 @ 103.63	4.88	6/1/25	460
386	Markwest Energy Part/Finance (Oil, Gas & Consumable Fuels), Callable 9/1/24 @ 100.00	4.88	12/1/24	353
4,475	Martin Midstream Partners LP/Martin Midstream Finance Corp. (Oil, Gas & Consumable Fuels), Callable 2/15/17 @ 104.00	7.25	2/15/21	4,118
1,812	Meritage Homes Corp. (Household Durables)	7.15	4/15/20	1,971
6,361	MGM Resorts International (Hotels, Restaurants & Leisure)	5.25	3/31/20	6,210
150	MidContinent Express Pipeline LLC (Oil, Gas & Consumable Fuels)	6.70	9/15/19	147
3,427	MPT Operating Partnership LP/MPT Finance Corp. (Real Estate Investment Trusts), Callable 2/15/17 @ 103.00	6.38	2/15/22	3,582
1,629	MPT Operating Partnership LP/MPT Finance Corp. (Real Estate Investment Trusts), Callable 5/1/16 @ 103.00	6.88	5/1/21	1,702
1,843	Multi-Color Corp. (Commercial Services & Supplies), Callable 12/1/17 @ 104.60 (b)	6.13	12/1/22	1,884
5,023	Navient LLC (Consumer Finance)	6.13	3/25/24	4,019
748	NCR Corp. (Technology Hardware, Storage & Peripherals), Callable 2/15/17 @ 102.31	4.63	2/15/21	716
2,776	NCR Corp. (Technology Hardware, Storage & Peripherals), Callable 12/15/17 @ 102.94	5.88	12/15/21	2,721
2,793	Neptune Finance Corp. (Media), Callable 1/15/19 @ 107.59 (b)	10.13	1/15/23	2,817
238	Netflix, Inc. (Internet & Catalog Retail) (b)	5.50	2/15/22	240
1,619	Netflix, Inc. (Internet & Catalog Retail)	5.75	3/1/24	1,652
1,083	Netflix, Inc. (Internet & Catalog Retail) (b)	5.88	2/15/25	1,113
198	Nexstar Broadcasting Group, Inc. (Media), Callable 11/15/15 @ 105.16	6.88	11/15/20	204
3,214	NGL Energy Partners LP/Finance Co. (Oil, Gas & Consumable Fuels), Callable 10/15/16 @ 105.16	6.88	10/15/21	3,021
385	Nielsen Finance LLC/Nielsen Finance Co. (Diversified Financial Services), Callable 10/1/16 @ 102.00	4.50	10/1/20	386

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$387	Nielsen Finance LLC/Nielsen Finance Co. (Diversified Financial Services), Callable 4/15/17 @ 104.00 (b)	5.00	4/15/22	$374
634	NRG Energy, Inc. (Independent Power and Renewable Electricity Producers), Callable 7/15/18 @ 103.12	6.25	7/15/22	577
3,157	NRG Energy, Inc. (Independent Power and Renewable Electricity Producers), Callable 5/15/16 @ 104.00	7.88	5/15/21	3,200
1,825	NRG Energy, Inc. (Independent Power and Renewable Electricity Producers), Callable 11/9/15 @ 104.13	8.25	9/1/20	1,874
1,534	NuStar Logistics LP (Oil, Gas & Consumable Fuels)	4.80	9/1/20	1,465
370	NuStar Logistics LP (Oil, Gas & Consumable Fuels)	6.75	2/1/21	366
115	Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels), Callable 7/15/17 @ 103.44	6.88	1/15/23	89
2,319	Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels), Callable 9/15/17 @ 103.44 ^	6.88	3/15/22	1,820
2,069	Orbital ATK, Inc. (Aerospace & Defense), Callable 10/1/16 @ 103.94	5.25	10/1/21	2,095
3,453	Penske Automotive Group (Specialty Retail), Callable 12/1/19 @ 102.69	5.38	12/1/24	3,385
3,609	PHH Corp. (Thrifts & Mortgage Finance), Callable 8/15/17 @ 103.00	6.38	8/15/21	3,248
3,415	PHH Corp. (Thrifts & Mortgage Finance)	7.38	9/1/19	3,389
648	PolyOne Corp. (Chemicals)	5.25	3/15/23	613
4,909	Post Holdings, Inc. (Food Products), Callable 2/15/17 @ 103.69	7.38	2/15/22	4,995
2,030	QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	6.80	3/1/20	1,929
1,144	Quad Graphics, Inc. (Commercial Services & Supplies)	7.00	5/1/22	1,024
1,503	Quicken Loans, Inc. (Diversified Financial Services), Callable 5/1/20 @ 102.88 (b)	5.75	5/1/25	1,424
185	Quintiles Transnational (Pharmaceuticals), Callable 5/15/18 @ 103.66 (b)	4.88	5/15/23	183
42	Resolute Forest Products (Paper & Forest Products), Callable 5/15/17 @ 104.41	5.88	5/15/23	31
938	Rose Rock Midstream, LP (Oil, Gas & Consumable Fuels), Callable 7/15/17 @ 104.22	5.63	7/15/22	825
1,550	Rose Rock Midstream, LP (Oil, Gas & Consumable Fuels), Callable 5/15/19 @ 102.81 (b)	5.63	11/15/23	1,349
750	RRI Energy, Inc. (Independent Power and Renewable Electricity Producers)	7.88	6/15/17	703
2,467	Sabine Pass Liquefaction (Oil, Gas & Consumable Fuels), Callable 1/1/22 @ 100.00 (b)	5.63	3/1/25	2,171
35	Sabine Pass LNG LP (Oil, Gas & Consumable Fuels), Callable 11/1/16 @ 103.25	6.50	11/1/20	34
1,482	Sabre Holdings Corp. (Software), Callable 4/15/18 @ 104.03 (b)	5.38	4/15/23	1,460
1,147	Sanchez Energy Corp. (Oil, Gas & Consumable Fuels), Callable 7/15/18 @ 103.06 ^	6.13	1/15/23	768
2,272	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 3/15/16 @ 103.75	7.50	3/15/21	500
945	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 4/15/17 @ 104.00 ^	8.13	10/15/22	203
1,329	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 11/9/15 @ 104.38	8.75	1/15/20	312
4,042	Select Medical Corp. (Health Care Providers & Services), Callable 6/1/16 @ 105.00	6.38	6/1/21	3,942
2,341	SemGroup Corp. (Oil, Gas & Consumable Fuels), Callable 6/15/16 @ 106.00	7.50	6/15/21	2,201
57	Service Corp. International (Diversified Consumer Services), Callable 5/15/19 @ 102.69	5.38	5/15/24	59
557	Service Corp. International (Diversified Consumer Services)	8.00	11/15/21	648
11	Seventy Seven Energy, Inc. (Energy Equipment & Services), Callable 7/15/17 @ 104.88	6.50	7/15/22	4
629	Shea Homes LP/Funding Corp. (Real Estate Investment Trusts), Callable 4/1/18 @ 104.41 (b)	5.88	4/1/23	643
629	Shea Homes LP/Funding Corp. (Real Estate Investment Trusts), Callable 6/15/21 @ 100.00 (b)	6.13	4/1/25	643
1,786	Sinclair Television Group, Inc. (Media), Callable 4/1/16 @ 104.00	5.38	4/1/21	1,746
238	Sinclair Television Group, Inc. (Media), Callable 10/1/17 @ 103.00	6.13	10/1/22	236
293	Sinclair Television Group, Inc. (Media), Callable 11/1/16 @ 105.00	6.38	11/1/21	294
1,444	Sirius XM Radio, Inc. (Media), Callable 4/15/20 @ 102.69 (b)	5.38	4/15/25	1,379
382	Sirius XM Radio, Inc. (Media), Callable 10/1/16 @ 103.00 (b)	5.88	10/1/20	389
700	Sirius XM Radio, Inc. (Media), Callable 7/15/19 @ 103.00 (b)	6.00	7/15/24	704
2,396	SLM Corp. (Consumer Finance)	5.50	1/15/19	2,227
130	Sonic Automotive, Inc. (Specialty Retail), Callable 7/15/17 @ 103.50	7.00	7/15/22	137
901	Spectrum Brands, Inc. (Household Durables), Callable 7/15/20 @ 102.88 (b)	5.75	7/15/25	919
2,525	Sprint Capital Corp. (Wireless Telecommunication Services)	6.90	5/1/19	2,222
630	Sprint Corp. (Wireless Telecommunication Services), Callable 11/15/24 @ 100.00	7.63	2/15/25	488
1,396	Sprint Nextel Corp. (Wireless Telecommunication Services)	6.00	11/15/22	1,050
960	Sprint Nextel Corp. (Wireless Telecommunication Services) (b)	7.00	3/1/20	962
590	Sprint Nextel Corp. (Wireless Telecommunication Services)	7.00	8/15/20	493
770	Sprint Nextel Corp. (Wireless Telecommunication Services)	11.50	11/15/21	762
1,611	Standard Pacific Corp. (Household Durables), Callable 5/15/24 @ 100.00	5.88	11/15/24	1,651

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$53	Standard Pacific Corp. (Household Durables), Callable 6/15/21 @ 100.00	6.25	12/15/21	$57
47	Standard Pacific Corp. (Household Durables)	8.38	1/15/21	55
281	Steel Dynamics, Inc. (Metals & Mining), Callable 10/1/17 @ 102.56	5.13	10/1/21	266
461	Steel Dynamics, Inc. (Metals & Mining), Callable 4/15/18 @ 103.00	5.25	4/15/23	422
1,000	Steel Dynamics, Inc. (Metals & Mining), Callable 8/15/17 @ 103.00	6.38	8/15/22	983
2,525	Summit Midstream Holdings LLC (Oil, Gas & Consumable Fuels), Callable 7/1/16 @ 105.63	7.50	7/1/21	2,424
900	Targa Resources Partners LP (Oil, Gas & Consumable Fuels), Callable 2/1/17 @ 103.00	6.38	8/1/22	861
263	Taylor Morrison Communities, Inc. (Real Estate Management & Development), Callable 4/15/16 @ 103.94 (b)	5.25	4/15/21	262
1,116	Taylor Morrison Communities, Inc. (Real Estate Management & Development), Callable 1/15/23 @ 100.00 (b)	5.88	4/15/23	1,118
3,123	Tenet Healthcare Corp. (Health Care Providers & Services)	4.50	4/1/21	3,076
267	Tenet Healthcare Corp. (Health Care Providers & Services)	4.75	6/1/20	270
2,281	Tenet Healthcare Corp. (Health Care Providers & Services)	6.00	10/1/20	2,406
1,510	Tesoro Logistics LP/Tesoro Logistics Corp. (Oil, Gas & Consumable Fuels), Callable 10/1/16 @ 103.00	5.88	10/1/20	1,465
75	Tesoro Logistics LP/Tesoro Logistics Corp. (Oil, Gas & Consumable Fuels), Callable 10/15/16 @ 104.59	6.13	10/15/21	74
119	Tesoro Logistics LP/Tesoro Logistics Corp. (Oil, Gas & Consumable Fuels), Callable 10/15/18 @ 103.13 (b)	6.25	10/15/22	116
1,949	The ADT Corp. (Commercial Services & Supplies)	3.50	7/15/22	1,725
1,703	The ADT Corp. (Commercial Services & Supplies) ^	6.25	10/15/21	1,756
7	The AES Corp. (Independent Power and Renewable Electricity Producers), Callable 3/15/19 @ 102.75 (c)	3.32	6/1/19	7
61	The AES Corp. (Independent Power and Renewable Electricity Producers), Callable 4/15/20 @ 102.75	5.50	4/15/25	53
4,400	The AES Corp. (Independent Power and Renewable Electricity Producers), Callable 6/1/21 @ 100.00	7.38	7/1/21	4,566
250	The AES Corp. (Independent Power and Renewable Electricity Producers)	8.00	6/1/20	283
2,196	The Goodyear Tire & Rubber Co. (Auto Components), Callable 3/1/16 @ 104.88	6.50	3/1/21	2,300
3,300	The Goodyear Tire & Rubber Co. (Auto Components)	8.75	8/15/20	3,894
1,008	The Men’s Wearhouse, Inc. (Specialty Retail), Callable 7/1/17 @ 105.25 ^	7.00	7/1/22	1,038
1,582	The Ryland Group, Inc. (Household Durables)	5.38	10/1/22	1,598
713	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 9/1/18 @ 103.00	6.00	3/1/23	688
692	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 1/15/18 @ 103.00	6.13	1/15/22	668
2,633	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 4/1/17 @ 103.00	6.25	4/1/21	2,624
2,081	Toll Brothers Finance Corp. (Household Durables)	5.88	2/15/22	2,231
916	United Airlines Pass Through Trust, Class B (Airlines)	4.63	9/3/22	909
418	United Rentals NA, Inc. (Trading Companies & Distributors), Callable 7/15/18 @ 103.47	4.63	7/15/23	405
920	United Rentals NA, Inc. (Trading Companies & Distributors), Callable 4/15/17 @ 104.00	7.63	4/15/22	978
3,325	Universal Hospital Services, Inc. (Health Care Providers & Services), Callable 11/9/15 @ 105.72	7.63	8/15/20	3,117
633	Univision Communications, Inc. (Media), Callable 9/15/17 @ 103.38 (b)	6.75	9/15/22	655
5,729	URS Corp. (Construction & Engineering), Callable 1/1/22 @ 100.00	5.00	4/1/22	5,328
2,223	Valeant Pharmaceuticals International, Inc. (Pharmaceuticals), Callable 10/15/16 @ 103.00 (b)	6.38	10/15/20	2,211
2,784	ViaSat, Inc. (Communications Equipment), Callable 6/15/16 @ 103.00	6.88	6/15/20	2,923
1,914	Vista Outdoor, Inc. (Leisure Products), Callable 10/1/18 @ 104.40 (b)	5.88	10/1/23	1,943
3,010	Vulcan Materials Co. (Construction Materials)	7.50	6/15/21	3,446
1,957	West Corp. (Commercial Services & Supplies), Callable 7/15/17 @ 104.00 (b)	5.38	7/15/22	1,808
2,210	Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels), Callable 12/15/18 @ 100.00	5.00	3/15/19	1,923
3,781	Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels), Callable 12/15/20 @ 100.00	5.75	3/15/21	3,272
170	Windstream Corp. (Diversified Telecommunication Services), Callable 2/1/18 @ 103.00	6.38	8/1/23	123
533	Windstream Corp. (Diversified Telecommunication Services), Callable 4/1/16 @ 104.00	7.50	4/1/23	394
655	Windstream Corp. (Diversified Telecommunication Services), Callable 6/1/17 @ 104.00 ^	7.50	6/1/22	495

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$600	Windstream Corp. (Diversified Telecommunication Services), Callable 10/15/15 @ 104.00	7.75	10/15/20	$510
2,723	Windstream Corp. (Diversified Telecommunication Services)	7.88	11/1/17	2,823
2,007	ZF North America Capital (Auto Components) (b)	4.50	4/29/22	1,897
1,596	ZF North America Capital (Auto Components) (b)	4.75	4/29/25	1,458

	Total Corporate Bonds			367,018

	Yankee Dollars — 12.07%
1,429	1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure), Callable 10/1/17 @ 102.31 (b)	4.63	1/15/22	1,397
1,882	AerCap Ireland Capital Ltd. (Trading Companies & Distributors)	3.75	5/15/19	1,849
2,294	AerCap Ireland Capital Ltd. (Trading Companies & Distributors)	4.50	5/15/21	2,291
298	AerCap Ireland Capital Ltd. (Trading Companies & Distributors)	5.00	10/1/21	304
28	Aercap Ireland Capital Ltd./AerCap Global Aviation Trust (Trading Companies & Distributors)	4.63	7/1/22	28
1,225	Aircastle Ltd. (Trading Companies & Distributors)	5.50	2/15/22	1,237
865	Aircastle Ltd. (Trading Companies & Distributors)	7.63	4/15/20	971
1,940	Albea Beauty Holdings SA (Containers & Packaging), Callable 11/1/15 @ 106.00 (b)	8.38	11/1/19	2,037
4,700	Altice Financing SA (Consumer Finance), Callable 4/1/16 @ 103.75 (b)	6.63	2/15/23	4,512
1,506	Arcelormittal (Metals & Mining)	7.00	2/25/22	1,370
2,973	ArcelorMittal (Metals & Mining)	6.00	8/5/20	2,681
100	ArcelorMittal (Metals & Mining)	6.13	6/1/18	98
1,971	Barry Callebaut Services NV (Food Products) (b)	5.50	6/15/23	2,084
786	Baytex Energy Corp. (Oil, Gas & Consumable Fuels), Callable 6/1/17 @ 103.00 (b)	5.13	6/1/21	625
130	Bombardier, Inc. (Aerospace & Defense) (b)	6.13	1/15/23	96
840	Bombardier, Inc. (Aerospace & Defense), Callable 3/15/20 @ 103.75 (b)	7.50	3/15/25	630
358	Cascades, Inc. (Containers & Packaging), Callable 7/15/17 @ 104.13	5.50	7/15/22	340
1,800	Cascades, Inc. (Containers & Packaging), Callable 7/15/18 @ 104.31 (b)	5.75	7/15/23	1,719
3,323	Cimpress NV (Internet Software & Services), Callable 4/1/18 @ 105.25 (b)	7.00	4/1/22	3,206
1,758	Cogeco Cable, Inc. (Media), Callable 5/1/16 @ 104.00 (b)	4.88	5/1/20	1,740
4,602	Drill Rigs Holdings, Inc. (Energy Equipment & Services), Callable 10/1/15 @ 103.00 (b)	6.50	10/1/17	3,527
531	FMG Resources (August 2006) Pty Ltd. (Metals & Mining), Callable 4/1/17 @ 103.44 ^(b)	6.88	4/1/22	342
828	FMG Resources (August 2006) Pty Ltd. (Metals & Mining), Callable 11/1/15 @ 104.00 ^(b)	8.25	11/1/19	665
125	FMG Resources (August 2006) Pty Ltd. (Metals & Mining), Callable 3/1/18 @ 109.75 ^(b)	9.75	3/1/22	116
2,596	Gibson Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 7/15/16 @ 105.00 (b)	6.75	7/15/21	2,495
3,663	HudBay Minerals, Inc. (Metals & Mining), Callable 10/1/16 @ 105.00	9.50	10/1/20	2,926
871	Intelsat Jackson Holdings SA (Diversified Telecommunication Services), Callable 8/1/18 @ 102.75	5.50	8/1/23	716
2,546	Intelsat Jackson Holdings SA (Diversified Telecommunication Services), Callable 10/15/15 @ 103.63	7.25	10/15/20	2,336
2,229	Intelsat Jackson Holdings SA (Diversified Telecommunication Services), Callable 4/1/16 @ 103.75	7.50	4/1/21	2,056
3,440	Intergen NV (Electric Utilities), Callable 6/30/18 @ 103.50 (b)	7.00	6/30/23	2,924
1,126	International Game Technology (Hotels, Restaurants & Leisure), Callable 11/15/19 @ 100.00	5.63	2/15/20	1,092
644	International Game Technology (Hotels, Restaurants & Leisure), Callable 8/15/21 @ 100.00	6.25	2/15/22	599
1,259	Lundin Mining Corp. (Metals & Mining), Callable 11/1/17 @ 103.75 (b)	7.50	11/1/20	1,218
905	Lundin Mining Corp. (Metals & Mining), Callable 11/1/18 @ 103.94 (b)	7.88	11/1/22	869
796	Mallinckrodt International Finance SA (Pharmaceuticals), Callable 4/15/20 @ 102.75 (b)	5.50	4/15/25	709
1,502	Mallinckrodt International Finance SA (Pharmaceuticals), Callable 10/15/18 @ 104.22 (b)	5.63	10/15/23	1,371
4,191	MEG Energy Corp. (Oil, Gas & Consumable Fuels), Callable 7/30/17 @ 103.00 (b)	6.38	1/30/23	3,280
751	MEG Energy Corp. (Oil, Gas & Consumable Fuels), Callable 11/9/15 @ 104.88 (b)	6.50	3/15/21	616
3,573	Navios Maritime Holdings, Inc. (Marine), Callable 1/15/17 @ 106.00 (b)	7.38	1/15/22	2,876
1,093	NCL Corp. Ltd. (Hotels, Restaurants & Leisure), Callable 11/15/16 @ 102.63 (b)	5.25	11/15/19	1,114
1,279	Norbord, Inc. (Paper & Forest Products) (b)	5.38	12/1/20	1,266
176	Norbord, Inc. (Paper & Forest Products) (b)	6.25	4/15/23	172

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Yankee Dollars (continued)
$837	Northern Blizzard Resources, Inc. (Oil, Gas & Consumable Fuels), Callable 2/1/17 @ 105.00 ^(b)	7.25	2/1/22	$684
1,238	Novelis, Inc. (Metals & Mining), Callable 11/9/15 @ 104.19	8.38	12/15/17	1,201
2,301	NXP BV/NXP Funding LLC (Semiconductors & Semiconductor Equipment) (b)	4.13	6/15/20	2,307
4,870	Pacific Drilling SA (Energy Equipment & Services), Callable 6/1/16 @ 104.00 (b)	5.38	6/1/20	2,874
2,521	Pacific Drilling V Ltd. (Energy Equipment & Services), Callable 12/1/15 @ 104.00 (b)	7.25	12/1/17	1,714
2,467	Quebecor Media, Inc. (Media)	5.75	1/15/23	2,430
1,672	Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	5.25	11/15/22	1,747
2,443	Sable International Finance, Ltd. (Diversified Telecommunication Services), Callable 8/1/18 @ 100.00 (b)	6.88	8/1/22	2,461
1,782	SoftBank Corp. (Wireless Telecommunication Services) (b)	4.50	4/15/20	1,726
2,158	Stena AB (Marine) (b)	7.00	2/1/24	1,910
2,402	Telecom Italia SpA (Diversified Telecommunication Services)	7.18	6/18/19	2,667
220	The Nielsen Co. (Luxembourg) Sarl (Diversified Financial Services), Callable 10/1/16 @ 104.00 (b)	5.50	10/1/21	219
3,751	Tullow Oil PLC (Oil, Gas & Consumable Fuels), Callable 11/1/16 @ 103.00 (b)	6.00	11/1/20	2,635
1,623	Tullow Oil PLC (Oil, Gas & Consumable Fuels), Callable 4/15/17 @ 105.00 (b)	6.25	4/15/22	1,136
874	UPCB Finance IV Ltd. (Media) (b)	5.38	1/15/25	822
2,889	UPCB Finance V Ltd. (Media), Callable 11/15/16 @ 103.63 (b)	7.25	11/15/21	3,058
922	UPCB Finance VI Ltd. (Media), Callable 1/15/17 @ 103.44 (b)	6.88	1/15/22	969
761	Valeant Pharmaceuticals International, Inc. (Pharmaceuticals), Callable 3/1/18 @ 102.75 (b)	5.50	3/1/23	721
668	Videotron Ltee (Media)	5.00	7/15/22	658
1,995	VPII Escrow Corp. (Pharmaceuticals), Callable 7/15/16 @ 105.25 (b)	7.50	7/15/21	2,055
1,264	VRX Escrow Corp. (Pharmaceuticals), Callable 4/15/20 @ 103.06 (b)	6.13	4/15/25	1,211

	Total Yankee Dollars			97,705

	Preferred Stock — 0.02%
7,070	GMAC Capital Trust I, Series 2 (Consumer Finance) Callable 2/15/16 @ 25.00			180

	Total Preferred Stock			180

	Time Deposit — 1.44%
$11,670	State Street Liquidity Management Control System Eurodollar Time Deposit	0.01	10/1/15	11,670

	Total Time Deposit			11,670

	Mutual Funds — 29.16%
440,900	BlackRock Corporate High Yield Fund, Inc.			4,352
1,382,677	BlackRock Debt Strategies Fund, Inc.			4,617
684,714	Credit Suisse Asset Management Income Fund, Inc.			1,938
282,052	Deutsche High Income Opportunities Fund, Inc.			3,709
233,399	Deutsche High Income Trust			1,830
127,910,180	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares (e)	0.00		127,910
306,898	First Trust High Income Long/Short Fund			4,324
194,526	Ivy High Income Opportunity Fund			2,523
267,646	MFS Intermediate High Income Fund			608
390,589	Neuberger Berman High Yield Strategies Fund, Inc.			3,980
541,547	New America High Income Fund, Inc.			4,316
64,686,875	SSgA Treasury Money Market Fund (e)	0.00		64,687
771,864	SSgA U.S. Government Money Market Fund (e)	0.00		772
429,009	Wells Fargo Advantage Income Opportunities Fund			3,248
853,538	Western Asset High Income Opportunity Fund, Inc.			4,003

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Mutual Funds (continued)
719,690	Western Asset Managed High Income Fund, Inc.			$3,217

	Total Mutual Funds			236,034

	Repurchase Agreement — 1.94%
$15,704	Jefferies LLC (Purchased on 9/30/15, proceeds at maturity $15,704,422 collateralized by U.S. Treasury Obligations, 0.04% - 3.06%, 11/15/15 - 8/15/45 fair value $16,018,395) ^^	0.26	10/1/15	15,704

	Total Repurchase Agreement			15,704

	Total Investments (cost $875,463) — 101.53%			821,691
	Liabilities in excess of other assets — (1.53)%			(12,360)

	Net Assets — 100.00%			$809,331

*	Security was fair valued on September 30, 2015 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolios of Investments
^	All or part of this security was on loan as of September 30, 2015. The total value of securities on loan as of September 30, 2015, was $20,160 (amount in thousands).
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2015.
(a)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed illiquid by the Specialist Manager and represents 1.01% of the Portfolio’s net assets.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2015.
(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at September 30, 2015.
(e)	The rate disclosed is the rate in effect on September 30, 2015.

ULC—Unlimited Liability Co.

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Fixed Income Opportunity Portfolio	City of London Investment Management Company	Fort Washington Investment Advisors, Inc.	Parametric Portfolio Associates, LLC	Western Asset Management Company	HC Capital Solutions	Total
Asset Backed Securities	—	—	—	1.29%	—	1.29%
Collateralized Mortgage Obligations	—	—	—	9.80%	—	9.80%
U.S. Government Agency Mortgage	—	—	—	0.45%	—	0.45%
Corporate Bonds	—	45.36%	—	—	—	45.36%
Yankee Dollars	—	12.07%	—	—	—	12.07%
Preferred Stock	—	0.02%	—	—	—	0.02%
Time Deposits	—	1.44%	—	—	—	1.44%
Mutual Funds	5.37%	—	4.94%	3.06%	15.79%	29.16%
Repurchase Agreement	—	1.94%	—	—	—	1.94%
Other Assets (Liablities)	0.02%	-1.14%	0.14%	-0.57%	0.02%	-1.53%

Total Net Assets	5.39%	59.69%	5.08%	14.03%	15.81%	100.00%

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (concluded) — September 30, 2015 (Unaudited)

The following tables reflect the open derivative positions held by the Portfolio as of September 30, 2015.

Long/(Short) Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(300)	10-Year U.S. Treasury Note Future	$(38,620)	12/21/15	$(301)
14	5-Year U.S. Treasury Note Future	1,687	12/31/15	2
437	E-Mini S&P 500 Future	41,705	12/18/15	190
(37)	Euro FX Currency Future	(5,170)	12/14/15	11
(26)	Euro-Bund Future	(4,537)	12/8/15	(96)

	Net Unrealized Appreciation/(Depreciation)			$(194)

^	Cash has been pledged as collateral for Futures Contracts held by the Portfolio.

Forward Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 9/30/15 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Sold
2,976,118	Euro	Citibank	10/16/15	$3,283	$3,326	$(43)

	Total Currencies Sold			$3,283	$3,326	$(43)

	Net Unrealized/Appreciation(Depreciation)					$(43)

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities — 6.63%
$100	Fannie Mae, Callable 12/27/15 @ 100.00	0.88	12/27/17	$100
300	Fannie Mae	0.88	8/28/17	300
200	Fannie Mae	0.88	5/21/18	200
350	Fannie Mae	0.88	12/20/17	351
385	Fannie Mae	0.88	10/26/17	386
300	Fannie Mae, Series 1, Callable 10/30/15 @ 100.00	1.00	4/30/18	299
300	Fannie Mae, Callable 12/28/15 @ 100.00	1.00	12/28/17	300
50	Fannie Mae, Callable 11/15/15 @ 100.00	1.00	2/15/18	50
125	Fannie Mae, Callable 7/28/16 @ 100.00	1.07	7/28/17	126
500	Fannie Mae, Callable 10/30/15 @ 100.00	1.13	4/30/18	500
75	Fannie Mae, Callable 12/28/15 @ 100.00	1.13	3/28/18	75
250	Fannie Mae, Callable 11/28/15 @ 100.00	1.15	2/28/18	250
150	Fannie Mae, Callable 10/29/15 @ 100.00	1.55	10/29/19	150
300	Fannie Mae	1.63	11/27/18	306
200	Fannie Mae	1.75	11/26/19	204
350	Fannie Mae	1.88	9/18/18	359
100	Fannie Mae, Callable 11/22/15 @ 100.00	2.50	2/22/23	100
250	Fannie Mae	2.63	9/6/24	256
430	Fannie Mae (a)	2.86	10/9/19	399
260	Fannie Mae	5.00	2/13/17	276
200	Fannie Mae	5.38	6/12/17	216
150	Fannie Mae, Callable 4/18/16 @ 100.00	6.00	4/18/36	154
85	Fannie Mae	6.21	8/6/38	122
95	Fannie Mae	6.25	5/15/29	132
160	Fannie Mae	6.63	11/15/30	231
180	Fannie Mae	7.25	5/15/30	272
150	Federal Farm Credit Bank, Callable 10/15/15 @ 100.00	0.54	11/7/16	150
250	Federal Farm Credit Bank	1.13	12/18/17	252
250	Federal Home Loan Bank	0.63	11/23/16	250
200	Federal Home Loan Bank, Series 1	0.88	5/24/17	201
500	Federal Home Loan Bank, Series 1	1.00	6/21/17	503
200	Federal Home Loan Bank	1.25	6/8/18	201
500	Federal Home Loan Bank	1.63	12/9/16	507
200	Federal Home Loan Bank	1.75	12/14/18	204
300	Federal Home Loan Bank	2.00	9/14/18	308
300	Federal Home Loan Bank	2.13	3/10/23	297
160	Federal Home Loan Bank	2.88	9/11/20	170
450	Federal Home Loan Bank	4.75	12/16/16	473
250	Federal Home Loan Bank, Series 1069	5.00	11/17/17	272
180	Federal Home Loan Bank	5.25	12/11/20	213
65	Federal Home Loan Bank	5.50	7/15/36	86
500	Freddie Mac	0.88	10/14/16	502
300	Freddie Mac	0.88	3/7/18	300
400	Freddie Mac	0.88	2/22/17	402
230	Freddie Mac	1.00	9/29/17	231
500	Freddie Mac	1.00	3/8/17	503
125	Freddie Mac, Callable 10/30/15 @ 100.00	1.02	4/30/18	125
245	Freddie Mac, Callable 12/12/15 @ 100.00	1.20	6/12/18	245
100	Freddie Mac	1.25	10/2/19	100
200	Freddie Mac	1.25	8/1/19	200
200	Freddie Mac	1.38	5/1/20	200
250	Freddie Mac	1.40	8/22/19	250
50	Freddie Mac	1.75	5/30/19	51
450	Freddie Mac	2.38	1/13/22	464
100	Freddie Mac, Callable 10/17/15 @ 100.00	2.50	4/17/23	100
350	Freddie Mac	4.88	6/13/18	387
250	Freddie Mac	6.25	7/15/32	354
80	Freddie Mac	6.75	3/15/31	117
310	Tennessee Valley Authority	4.70	7/15/33	356
135	Tennessee Valley Authority	5.25	9/15/39	167
100	Tennessee Valley Authority	5.50	7/18/17	109
190	Tennessee Valley Authority	6.15	1/15/38	263

	Total U.S. Government Agency Securities			15,627

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bond — 0.12%
$250	Private Export Funding Corp. (Diversified Financial Services)	4.38	3/15/19	$274

	Total Corporate Bond			274

	U.S. Treasury Obligations — 82.08%
600	U.S. Treasury Bond	1.00	8/31/19	596
1,450	U.S. Treasury Bond	2.50	2/15/45	1,336
837	U.S. Treasury Bond	2.75	8/15/42	817
671	U.S. Treasury Bond	2.75	11/15/42	654
1,116	U.S. Treasury Bond	2.88	5/15/43	1,113
480	U.S. Treasury Bond	2.88	8/15/45	480
1,515	U.S. Treasury Bond	3.00	11/15/44	1,548
660	U.S. Treasury Bond	3.00	5/15/45	676
439	U.S. Treasury Bond	3.00	5/15/42	451
666	U.S. Treasury Bond	3.13	11/15/41	703
1,147	U.S. Treasury Bond	3.13	2/15/43	1,202
1,200	U.S. Treasury Bond	3.13	5/15/21	1,301
550	U.S. Treasury Bond	3.13	2/15/42	579
1,510	U.S. Treasury Bond	3.13	8/15/44	1,581
1,405	U.S. Treasury Bond	3.38	5/15/44	1,543
400	U.S. Treasury Bond	3.50	2/15/39	451
1,280	U.S. Treasury Bond	3.63	2/15/44	1,473
900	U.S. Treasury Bond	3.63	8/15/43	1,036
630	U.S. Treasury Bond	3.75	8/15/41	740
1,245	U.S. Treasury Bond	3.75	11/15/43	1,466
185	U.S. Treasury Bond	3.88	8/15/40	220
690	U.S. Treasury Bond	4.25	11/15/40	870
125	U.S. Treasury Bond	4.38	2/15/38	161
363	U.S. Treasury Bond	4.38	5/15/40	466
546	U.S. Treasury Bond	4.38	5/15/41	704
395	U.S. Treasury Bond	4.50	2/15/36	518
400	U.S. Treasury Bond	4.50	8/15/39	522
673	U.S. Treasury Bond	4.63	2/15/40	895
775	U.S. Treasury Bond	4.75	2/15/41	1,051
230	U.S. Treasury Bond	5.25	2/15/29	309
282	U.S. Treasury Bond	5.25	11/15/28	378
359	U.S. Treasury Bond	5.38	2/15/31	498
485	U.S. Treasury Bond	6.00	2/15/26	663
150	U.S. Treasury Bond	6.13	8/15/29	218
235	U.S. Treasury Bond	6.13	11/15/27	334
122	U.S. Treasury Bond	6.25	8/15/23	161
465	U.S. Treasury Bond	6.25	5/15/30	691
100	U.S. Treasury Bond	6.38	8/15/27	144
368	U.S. Treasury Bond	6.50	11/15/26	528
350	U.S. Treasury Bond	6.88	8/15/25	503
300	U.S. Treasury Bond	7.25	8/15/22	408
400	U.S. Treasury Bond	7.50	11/15/16	432
7	U.S. Treasury Bond	7.88	2/15/21	9
400	U.S. Treasury Bond	8.00	11/15/21	549
110	U.S. Treasury Bond	8.13	8/15/21	150
350	U.S. Treasury Bond	8.13	8/15/19	443
400	U.S. Treasury Bond	8.75	8/15/20	539
980	U.S. Treasury Note	0.38	10/31/16	980
800	U.S. Treasury Note	0.50	1/31/17	800
820	U.S. Treasury Note	0.50	3/31/17	820
1,020	U.S. Treasury Note	0.50	2/28/17	1,020
970	U.S. Treasury Note	0.50	11/30/16	971
1,000	U.S. Treasury Note	0.50	7/31/17	998
800	U.S. Treasury Note	0.63	4/30/18	796
1,930	U.S. Treasury Note	0.63	9/30/17	1,929
905	U.S. Treasury Note	0.63	7/31/17	905
925	U.S. Treasury Note	0.63	11/15/16	927
1,000	U.S. Treasury Note	0.63	12/31/16	1,002

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$950	U.S. Treasury Note	0.63	10/15/16	$952
1,000	U.S. Treasury Note	0.63	2/15/17	1,002
1,120	U.S. Treasury Note	0.63	12/15/16	1,122
780	U.S. Treasury Note	0.63	11/30/17	779
825	U.S. Treasury Note	0.63	8/31/17	825
750	U.S. Treasury Note	0.63	5/31/17	751
930	U.S. Treasury Note	0.63	6/30/17	931
755	U.S. Treasury Note	0.75	4/15/18	754
650	U.S. Treasury Note	0.75	2/28/18	650
1,100	U.S. Treasury Note	0.75	1/15/17	1,104
513	U.S. Treasury Note	0.75	3/31/18	512
986	U.S. Treasury Note	0.75	12/31/17	987
200	U.S. Treasury Note	0.75	6/30/17	201
850	U.S. Treasury Note	0.75	10/31/17	851
1,046	U.S. Treasury Note	0.75	3/15/17	1,050
940	U.S. Treasury Note	0.88	5/15/17	945
895	U.S. Treasury Note	0.88	7/15/17	899
1,000	U.S. Treasury Note	0.88	1/31/17	1,005
835	U.S. Treasury Note	0.88	7/15/18	835
1,022	U.S. Treasury Note	0.88	11/30/16	1,027
830	U.S. Treasury Note	0.88	6/15/17	834
655	U.S. Treasury Note	0.88	2/28/17	658
495	U.S. Treasury Note	0.88	8/15/17	497
449	U.S. Treasury Note	0.88	1/31/18	450
680	U.S. Treasury Note	0.88	4/15/17	683
1,092	U.S. Treasury Note	0.88	4/30/17	1,097
740	U.S. Treasury Note	0.88	1/15/18	742
475	U.S. Treasury Note	0.88	11/15/17	477
305	U.S. Treasury Note	0.88	10/15/17	306
380	U.S. Treasury Note	0.88	7/31/19	376
1,000	U.S. Treasury Note	1.00	8/15/18	1,003
800	U.S. Treasury Note	1.00	5/15/18	803
705	U.S. Treasury Note	1.00	9/15/18	707
860	U.S. Treasury Note	1.00	12/15/17	865
435	U.S. Treasury Note	1.00	2/15/18	437
700	U.S. Treasury Note	1.00	6/30/19	697
755	U.S. Treasury Note	1.00	3/15/18	759
710	U.S. Treasury Note	1.00	9/15/17	715
1,000	U.S. Treasury Note	1.00	5/31/18	1,004
515	U.S. Treasury Note	1.00	11/30/19	510
1,200	U.S. Treasury Note	1.00	3/31/17	1,209
416	U.S. Treasury Note	1.00	9/30/19	413
1,165	U.S. Treasury Note	1.00	10/31/16	1,172
975	U.S. Treasury Note	1.13	12/31/19	970
600	U.S. Treasury Note	1.13	5/31/19	600
300	U.S. Treasury Note	1.13	4/30/20	297
855	U.S. Treasury Note	1.13	6/15/18	861
550	U.S. Treasury Note	1.13	3/31/20	546
1,150	U.S. Treasury Note	1.25	11/30/18	1,159
475	U.S. Treasury Note	1.25	10/31/19	476
1,075	U.S. Treasury Note	1.25	1/31/20	1,074
300	U.S. Treasury Note	1.25	4/30/19	302
835	U.S. Treasury Note	1.25	1/31/19	841
1,195	U.S. Treasury Note	1.25	10/31/18	1,205
490	U.S. Treasury Note	1.25	2/29/20	489
1,600	U.S. Treasury Note	1.38	9/30/18	1,621
800	U.S. Treasury Note	1.38	7/31/18	811
500	U.S. Treasury Note	1.38	1/31/20	502
493	U.S. Treasury Note	1.38	12/31/18	499
668	U.S. Treasury Note	1.38	2/28/19	675
850	U.S. Treasury Note	1.38	9/30/20	850
1,055	U.S. Treasury Note	1.38	8/31/20	1,056
1,105	U.S. Treasury Note	1.38	3/31/20	1,109

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$900	U.S. Treasury Note	1.38	2/29/20	$904
585	U.S. Treasury Note	1.38	11/30/18	592
825	U.S. Treasury Note	1.38	5/31/20	827
657	U.S. Treasury Note	1.38	6/30/18	666
1,340	U.S. Treasury Note	1.38	4/30/20	1,344
1,250	U.S. Treasury Note	1.50	10/31/19	1,264
500	U.S. Treasury Note	1.50	3/31/19	507
240	U.S. Treasury Note	1.50	12/31/18	244
1,176	U.S. Treasury Note	1.50	2/28/19	1,193
533	U.S. Treasury Note	1.50	1/31/19	541
1,600	U.S. Treasury Note	1.50	8/31/18	1,627
1,210	U.S. Treasury Note	1.50	11/30/19	1,223
890	U.S. Treasury Note	1.50	1/31/22	880
695	U.S. Treasury Note	1.50	5/31/20	701
1,135	U.S. Treasury Note	1.50	5/31/19	1,150
1,205	U.S. Treasury Note	1.63	12/31/19	1,223
870	U.S. Treasury Note	1.63	7/31/20	881
1,220	U.S. Treasury Note	1.63	3/31/19	1,243
1,160	U.S. Treasury Note	1.63	7/31/19	1,180
1,160	U.S. Treasury Note	1.63	6/30/19	1,181
1,257	U.S. Treasury Note	1.63	11/15/22	1,245
570	U.S. Treasury Note	1.63	8/15/22	565
1,250	U.S. Treasury Note	1.63	6/30/20	1,266
230	U.S. Treasury Note	1.63	4/30/19	234
360	U.S. Treasury Note	1.63	8/31/19	366
640	U.S. Treasury Note	1.75	10/31/18	655
815	U.S. Treasury Note	1.75	10/31/20	828
850	U.S. Treasury Note	1.75	9/30/22	850
180	U.S. Treasury Note	1.75	9/30/19	184
910	U.S. Treasury Note	1.75	4/30/22	912
1,698	U.S. Treasury Note	1.75	5/15/23	1,684
950	U.S. Treasury Note	1.75	2/28/22	953
1,165	U.S. Treasury Note	1.75	3/31/22	1,168
965	U.S. Treasury Note	1.88	5/31/22	974
1,000	U.S. Treasury Note	1.88	11/30/21	1,013
600	U.S. Treasury Note	1.88	8/31/17	614
875	U.S. Treasury Note	1.88	8/31/22	883
550	U.S. Treasury Note	1.88	10/31/17	564
920	U.S. Treasury Note	1.88	6/30/20	942
816	U.S. Treasury Note	1.88	9/30/17	836
680	U.S. Treasury Note	2.00	8/15/25	677
550	U.S. Treasury Note	2.00	11/30/20	565
870	U.S. Treasury Note	2.00	8/31/21	889
400	U.S. Treasury Note	2.00	5/31/21	410
910	U.S. Treasury Note	2.00	7/31/20	937
1,010	U.S. Treasury Note	2.00	7/31/22	1,027
1,925	U.S. Treasury Note	2.00	2/15/25	1,918
700	U.S. Treasury Note	2.00	2/28/21	718
1,500	U.S. Treasury Note	2.00	11/15/21	1,531
800	U.S. Treasury Note	2.00	9/30/20	823
1,538	U.S. Treasury Note	2.00	2/15/23	1,559
980	U.S. Treasury Note	2.00	10/31/21	1,001
1,043	U.S. Treasury Note	2.00	2/15/22	1,064
1,660	U.S. Treasury Note	2.13	5/15/25	1,671
1,000	U.S. Treasury Note	2.13	12/31/21	1,027
1,500	U.S. Treasury Note	2.13	8/15/21	1,544
1,035	U.S. Treasury Note	2.13	6/30/22	1,062
260	U.S. Treasury Note	2.13	6/30/21	268
935	U.S. Treasury Note	2.13	9/30/21	962
1,000	U.S. Treasury Note	2.13	1/31/21	1,032
1,655	U.S. Treasury Note	2.25	11/15/24	1,687
1,200	U.S. Treasury Note	2.25	4/30/21	1,246
500	U.S. Treasury Note	2.25	7/31/18	519

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$374	U.S. Treasury Note	2.25	11/30/17	$386
15	U.S. Treasury Note	2.25	7/31/21	16
200	U.S. Treasury Note	2.38	5/31/18	208
970	U.S. Treasury Note	2.38	7/31/17	1,001
2,120	U.S. Treasury Note	2.38	8/15/24	2,185
450	U.S. Treasury Note	2.38	6/30/18	468
700	U.S. Treasury Note	2.38	12/31/20	732
750	U.S. Treasury Note	2.50	6/30/17	775
1,890	U.S. Treasury Note	2.50	5/15/24	1,970
1,290	U.S. Treasury Note	2.50	8/15/23	1,349
406	U.S. Treasury Note	2.63	1/31/18	423
1,277	U.S. Treasury Note	2.63	8/15/20	1,352
550	U.S. Treasury Note	2.63	4/30/18	575
853	U.S. Treasury Note	2.63	11/15/20	902
1,000	U.S. Treasury Note	2.75	11/30/16	1,027
1,937	U.S. Treasury Note	2.75	11/15/23	2,064
648	U.S. Treasury Note	2.75	12/31/17	677
300	U.S. Treasury Note	2.75	2/28/18	314
1,029	U.S. Treasury Note	2.75	2/15/19	1,087
800	U.S. Treasury Note	2.75	5/31/17	829
1,415	U.S. Treasury Note	2.75	2/15/24	1,504
400	U.S. Treasury Note	2.88	3/31/18	421
900	U.S. Treasury Note	3.00	2/28/17	932
1,230	U.S. Treasury Note	3.13	5/15/19	1,317
1,035	U.S. Treasury Note	3.13	1/31/17	1,071
482	U.S. Treasury Note	3.13	4/30/17	502
1,000	U.S. Treasury Note	3.13	10/31/16	1,029
710	U.S. Treasury Note	3.25	3/31/17	739
1,042	U.S. Treasury Note	3.25	12/31/16	1,078
1,082	U.S. Treasury Note	3.38	11/15/19	1,175
1,325	U.S. Treasury Note	3.50	5/15/20	1,453
799	U.S. Treasury Note	3.50	2/15/18	850
1,000	U.S. Treasury Note	3.63	8/15/19	1,092
1,260	U.S. Treasury Note	3.63	2/15/20	1,384
1,152	U.S. Treasury Note	3.63	2/15/21	1,278
1,000	U.S. Treasury Note	3.75	11/15/18	1,086
665	U.S. Treasury Note	3.88	5/15/18	718
300	U.S. Treasury Note	4.00	8/15/18	327
400	U.S. Treasury Note	4.25	5/15/39	504
500	U.S. Treasury Note	4.25	11/15/17	537
648	U.S. Treasury Note	4.50	5/15/17	689
580	U.S. Treasury Note	4.63	2/15/17	613
500	U.S. Treasury Note	4.63	11/15/16	523
800	U.S. Treasury Note	4.75	8/15/17	861
313	U.S. Treasury Note	5.50	8/15/28	427

	Total U.S. Treasury Obligations			193,491

	Yankee Dollar — 0.06%
115	AID-Israel (Sovereign)	5.50	9/18/23	141

	Total Yankee Dollar			141

	Time Deposit — 0.10%
230	State Street Liquidity Management Control System Eurodollar Time Deposit	0.01	10/1/15	230

	Total Time Deposit			230

	Mutual Fund — 11.02%
25,971,331	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares (b)	0.00		25,971

	Total Mutual Fund			25,971

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — September 30, 2015 (Unaudited)

Value (000)
Total Investments (cost $231,058) — 100.01%	$235,734
Liabilities in excess of other assets — (0.01)%	(25)

Net Assets — 100.00%	$235,709

(a)	The rate disclosed represents effective yield at purchase.
(b)	The rate disclosed is the rate in effect on September 30, 2015.

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The U.S. Government Fixed Income Securities Portfolio	Mellon Capital Management Corporation	HC Capital Solutions	Total
U.S. Government Agency Securities	6.63%	—	6.63%
Corporate Bond	0.12%	—	0.12%
U.S. Treasury Obligations	82.08%	—	82.08%
Yankee Dollar	0.06%	—	0.06%
Time Deposit	0.10%	—	0.10%
Mutual Fund	—	11.02%	11.02%
Other Assets (Liabilities)	—	-0.01%	-0.01%

Total Net Assets	88.99%	11.01%	100.00%

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Inflation Protected Securities Portfolio

Portfolio of Investments — September 30, 2015 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations — 94.60%
$6,496	U.S. Treasury Inflation Index Bond	0.63	2/15/43	$5,683
8,650	U.S. Treasury Inflation Index Bond	0.75	2/15/42	8,001
7,784	U.S. Treasury Inflation Index Bond	0.75	2/15/45	6,846
9,971	U.S. Treasury Inflation Index Bond	1.38	2/15/44	10,367
6,772	U.S. Treasury Inflation Index Bond	1.75	1/15/28	8,533
7,993	U.S. Treasury Inflation Index Bond	2.00	1/15/26	10,790
3,698	U.S. Treasury Inflation Index Bond	2.13	2/15/40	4,816
4,765	U.S. Treasury Inflation Index Bond	2.13	2/15/41	6,160
10,423	U.S. Treasury Inflation Index Bond	2.38	1/15/25	15,194
6,535	U.S. Treasury Inflation Index Bond	2.38	1/15/27	9,057
6,721	U.S. Treasury Inflation Index Bond	2.50	1/15/29	8,966
2,241	U.S. Treasury Inflation Index Bond	3.38	4/15/32	4,131
4,418	U.S. Treasury Inflation Index Bond	3.63	4/15/28	8,644
5,464	U.S. Treasury Inflation Index Bond	3.88	4/15/29	10,940
19,923	U.S. Treasury Inflation Index Note	0.13	1/15/23	19,869
19,947	U.S. Treasury Inflation Index Note	0.13	7/15/24	19,141
24,222	U.S. Treasury Inflation Index Note	0.13	4/15/18	24,984
16,542	U.S. Treasury Inflation Index Note	0.13	4/15/20	16,754
24,321	U.S. Treasury Inflation Index Note	0.13	4/15/19	24,695
19,775	U.S. Treasury Inflation Index Note	0.13	7/15/22	20,022
18,865	U.S. Treasury Inflation Index Note	0.13	1/15/22	19,393
21,394	U.S. Treasury Inflation Index Note	0.13	4/15/17	22,398
19,947	U.S. Treasury Inflation Index Note	0.25	1/15/25	19,277
13,622	U.S. Treasury Inflation Index Note	0.38	7/15/25	13,363
19,941	U.S. Treasury Inflation Index Note	0.38	7/15/23	20,107
17,023	U.S. Treasury Inflation Index Note	0.63	7/15/21	18,283
19,945	U.S. Treasury Inflation Index Note	0.63	1/15/24	20,313
15,562	U.S. Treasury Inflation Index Note	1.13	1/15/21	17,650
13,567	U.S. Treasury Inflation Index Note	1.25	7/15/20	15,590
8,750	U.S. Treasury Inflation Index Note	1.38	1/15/20	10,135
6,809	U.S. Treasury Inflation Index Note	1.38	7/15/18	7,837
6,705	U.S. Treasury Inflation Index Note	1.63	1/15/18	7,908
7,127	U.S. Treasury Inflation Index Note	1.88	7/15/19	8,509
6,305	U.S. Treasury Inflation Index Note	2.13	1/15/19	7,467
7,124	U.S. Treasury Inflation Index Note	2.38	1/15/17	8,656
6,281	U.S. Treasury Inflation Index Note	2.63	7/15/17	7,576

	Total U.S. Treasury Obligations			468,055

	Mutual Funds — 5.25%
25,955,875	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares (a)	0.00		25,956
13,201	SSgA Treasury Money Market Fund (a)	0.00		13

	Total Mutual Funds			25,969

	Total Investments (cost $500,887) — 99.85%			494,024
	Other assets in excess of liabilities — 0.15%			745

	Net Assets — 100.00%			$494,769

(a)	The rate disclosed is the rate in effect on September 30, 2015.

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Inflation Protected Securities Portfolio	Mellon Capital Management Corporation	HC Capital Solutions	Total
U.S. Treasury Obligations	94.60%	—	94.60%
Mutual Funds	—	5.25%	5.25%
Other Assets (Liabilities)	0.16%	-0.01%	0.15%

Total Net Assets	94.76%	5.24%	100.00%

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds — 80.32%
$3,655	AbbVie, Inc. (Biotechnology)	1.75	11/6/17	$3,666
770	AbbVie, Inc. (Biotechnology)	4.40	11/6/42	704
1,825	American Express Co. (Consumer Finance)	1.55	5/22/18	1,814
3,130	American Express Co. (Consumer Finance)	7.00	3/19/18	3,516
150	Ameriprise Financial, Inc. (Capital Markets)	3.70	10/15/24	153
2,230	Ameriprise Financial, Inc. (Capital Markets)	4.00	10/15/23	2,334
1,740	Amgen, Inc. (Biotechnology)	2.13	5/15/17	1,762
1,200	Amgen, Inc. (Biotechnology), Callable 5/15/41 @ 100.00	5.15	11/15/41	1,234
699	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3.00	4/15/16	708
1,490	Anheuser-Busch InBev NV (Beverages)	2.50	7/15/22	1,424
1,670	Anthem, Inc. (Health Care Providers & Services), Callable 5/15/21 @ 100.00	3.70	8/15/21	1,722
625	Anthem, Inc. (Health Care Providers & Services)	4.63	5/15/42	616
965	Archer-Daniels-Midland Co. (Food Products)	4.02	4/16/43	932
1,525	Associates Corp. North America (Diversified Financial Services)	6.95	11/1/18	1,739
1,000	AT&T, Inc. (Diversified Telecommunication Services)	2.38	11/27/18	1,011
1,765	AT&T, Inc. (Diversified Telecommunication Services), Callable 11/15/34 @ 100.00	4.50	5/15/35	1,619
2,175	AT&T, Inc. (Diversified Telecommunication Services)	5.50	2/1/18	2,357
495	AT&T, Inc. (Diversified Telecommunication Services)	5.55	8/15/41	503
155	Atmos Energy Corp. (Gas Utilities), Callable 4/15/44 @ 100.00	4.13	10/15/44	147
4,516	Bank of America Corp. (Banks)	2.60	1/15/19	4,565
3,420	Bank of America Corp., MTN (Banks)	3.30	1/11/23	3,399
1,400	Bank of America Corp., Series L, MTN (Banks)	5.65	5/1/18	1,527
1,033	Bank One Corp. (Banks)	8.00	4/29/27	1,372
1,210	Bear Stearns Co. LLC (Capital Markets)	6.40	10/2/17	1,319
620	Berkshire Hathaway, Inc. (Diversified Financial Services)	4.40	5/15/42	612
885	Berkshire Hathaway, Inc. (Road & Rail)	5.15	4/1/17	935
935	Bunge Limited Finance Co. (Food Products)	8.50	6/15/19	1,117
530	Burlington Northern Santa Fe LLC (Road & Rail), Callable 3/1/44 @ 100.00	4.55	9/1/44	520
5,025	Capital One Bank USA, Series BKNT (Banks), Callable 1/13/19 @ 100.00	2.25	2/13/19	5,008
1,270	Capital One Financial Corp. (Consumer Finance)	6.75	9/15/17	1,390
310	Caterpillar Financial Services Corp., MTN (Consumer Finance)	7.05	10/1/18	358
695	Cisco Systems, Inc. (Communications Equipment)	2.13	3/1/19	705
845	Cisco Systems, Inc. (Communications Equipment)	5.50	1/15/40	986
3,955	Citigroup, Inc. (Banks)	2.55	4/8/19	3,991
496	Citigroup, Inc. (Banks)	4.95	11/7/43	514
1,565	Coca-Cola Enterprises, Inc. (Beverages)	3.50	9/15/20	1,646
670	Comcast Corp. (Media)	2.85	1/15/23	668
795	Comcast Corp. (Media)	3.13	7/15/22	809
2,390	Comcast Corp. (Media), Callable 2/15/35 @ 100.00	4.40	8/15/35	2,406
275	Comcast Corp. (Media)	6.45	3/15/37	348
1,850	ConocoPhillips (Oil, Gas & Consumable Fuels)	6.50	2/1/39	2,234
95	Consolidated Edison Co. of New York, Inc., Series 08-B (Multi-Utilities)	6.75	4/1/38	126
1,130	CSX Corp. (Road & Rail)	6.22	4/30/40	1,365
1,650	CVS Health Corp. (Food & Staples Retailing), Callable 2/15/21 @ 100.00	4.13	5/15/21	1,766
1,525	CVS Health Corp. (Food & Staples Retailing), Callable 1/20/35 @ 100.00	4.88	7/20/35	1,601
1,984	Delphi Corp. (Auto Components), Callable 12/15/23 @ 100.00	4.15	3/15/24	2,002
185	Delphi Corp. (Auto Components), Callable 2/15/18 @ 103.00	5.00	2/15/23	191
2,175	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00	5.60	7/15/41	2,071
2,480	Dominion Resources, Inc. (Multi-Utilities)	5.20	8/15/19	2,745
800	Dominion Resources, Inc. (Multi-Utilities)	6.40	6/15/18	894
963	Duke Energy Carolinas LLC (Electric Utilities)	5.30	2/15/40	1,141
310	Duke Energy Corp. (Electric Utilities), Callable 1/15/24 @ 100.00	3.75	4/15/24	319
1,380	Eaton Corp. (Electrical Equipment)	2.75	11/2/22	1,344
620	Eaton Corp. (Electrical Equipment)	4.15	11/2/42	573
1,475	Eaton Corp. (Electrical Equipment)	5.60	5/15/18	1,606
800	Ecolab, Inc. (Chemicals)	3.00	12/8/16	815
1,100	Ecolab, Inc. (Chemicals)	4.35	12/8/21	1,189
161	Ecolab, Inc. (Chemicals)	5.50	12/8/41	182
2,157	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85	3/15/44	1,924
2,750	Enterprise Products Partners LP (Oil, Gas & Consumable Fuels), Callable 9/15/19 @ 100.00	2.55	10/15/19	2,742

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$120	Enterprise Products Partners LP (Oil, Gas & Consumable Fuels), Callable 12/15/45 @ 100.00	4.90	5/15/46	$108
3,690	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels), Callable 2/6/20 @ 100.00	1.91	3/6/20	3,714
1,560	FedEx Corp. (Air Freight & Logistics)	4.90	1/15/34	1,626
180	FedEx Corp. (Air Freight & Logistics)	8.00	1/15/19	215
1,470	Fiserv, Inc. (IT Services), Callable 5/1/20 @ 100.00	2.70	6/1/20	1,482
480	Fiserv, Inc. (IT Services), Callable 3/1/25 @ 100.00	3.85	6/1/25	488
1,271	Ford Motor Credit Co. LLC (Consumer Finance)	5.00	5/15/18	1,352
1,144	General Electric Co. (Industrial Conglomerates)	4.13	10/9/42	1,129
3,970	General Motors Co. (Automobiles)	3.50	10/2/18	4,002
1,150	Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00	4.50	2/1/45	1,108
1,000	GlaxoSmithKline PLC (Pharmaceuticals)	6.38	5/15/38	1,271
1,956	Goldman Sachs Group, Inc. (Capital Markets)	2.63	1/31/19	1,985
1,315	Goldman Sachs Group, Inc. (Capital Markets)	4.00	3/3/24	1,354
3,910	Goldman Sachs Group, Inc. (Capital Markets)	6.15	4/1/18	4,306
2,025	Hewlett-Packard Co. (Technology Hardware, Storage & Peripherals)	3.00	9/15/16	2,063
1,875	International Business Machines Corp. (IT Services)	3.63	2/12/24	1,934
500	International Business Machines Corp. (IT Services)	4.00	6/20/42	461
1,200	International Paper Co. (Paper & Forest Products), Callable 5/15/41 @ 100.00	6.00	11/15/41	1,293
763	Intuit, Inc. (Software)	5.75	3/15/17	807
840	Johnson & Johnson (Pharmaceuticals), Callable 6/5/33 @ 100.00	4.38	12/5/33	918
305	Johnson & Johnson (Pharmaceuticals)	4.85	5/15/41	352
4,295	JPMorgan Chase & Co. (Banks)	4.25	10/15/20	4,604
310	JPMorgan Chase & Co. (Banks)	4.35	8/15/21	334
595	Lincoln National Corp. (Insurance)	7.00	6/15/40	765
880	Lockheed Martin Corp. (Aerospace & Defense), Callable 12/1/24 @ 100.00	2.90	3/1/25	853
815	Lockheed Martin Corp. (Aerospace & Defense), Callable 9/1/34 @ 100.00	3.60	3/1/35	748
2,250	Medtronic, Inc. (Health Care Equipment & Supplies), Callable 1/1/23 @ 100.00	2.75	4/1/23	2,210
350	Medtronic, Inc. (Health Care Equipment & Supplies), Callable 9/15/43 @ 100.00	4.63	3/15/44	358
310	MetLife, Inc. (Insurance)	4.05	3/1/45	290
2,483	MetLife, Inc. (Insurance)	7.72	2/15/19	2,939
1,795	MidAmerican Energy Holdings Co. (Electric Utilities)	6.13	4/1/36	2,161
1,100	Monsanto Co. (Chemicals)	2.75	7/15/21	1,099
3,870	National Rural Utilities Cooperative Finance Corp. (Diversified Financial Services), Callable 8/15/23 @ 100.00	3.40	11/15/23	4,009
3,745	Nucor Corp. (Metals & Mining), Callable 5/1/23 @ 100.00	4.00	8/1/23	3,818
135	Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00	5.20	8/1/43	138
535	Oklahoma Gas & Electric Co. (Electric Utilities), Callable 11/15/40 @ 100.00	5.25	5/15/41	604
1,950	Oracle Corp. (Software)	6.50	4/15/38	2,474
2,175	Philip Morris International, Inc. (Tobacco)	3.60	11/15/23	2,255
260	Philip Morris International, Inc. (Tobacco)	5.65	5/16/18	287
536	Procter & Gamble Co.(The) (Household Products)	9.36	1/1/21	646
630	Progress Energy, Inc. (Electric Utilities)	6.00	12/1/39	784
695	Prudential Financial, Inc. (Insurance)	6.20	11/15/40	832
385	Puget Energy, Inc. (Multi-Utilities), Callable 4/15/22 @ 100.00	5.63	7/15/22	433
1,688	Puget Energy, Inc. (Multi-Utilities)	6.00	9/1/21	1,948
620	Puget Energy, Inc. (Multi-Utilities)	6.50	12/15/20	723
850	Reed Elsevier NV (Media), Callable 7/15/22 @ 100.00	3.13	10/15/22	834
610	Reed Elsevier NV (Media)	8.63	1/15/19	727
1,375	Rock-Tenn Co. (Containers & Packaging)	3.50	3/1/20	1,424
450	Rock-Tenn Co. (Containers & Packaging)	4.45	3/1/19	479
1,345	Roper Industries, Inc. (Industrial Conglomerates)	2.05	10/1/18	1,341
215	Roper Industries, Inc. (Industrial Conglomerates), Callable 8/15/22 @ 100.00	3.13	11/15/22	212
740	San Diego Gas & Electric Co. (Multi-Utilities), Callable 10/1/41 @ 100.00	4.30	4/1/42	767
2,110	Southern California Gas Co. (Gas Utilities), Callable 6/15/24 @ 100.00	3.15	9/15/24	2,141
1,290	Southwest Airlines Co 2007-1 Trust (Airlines)	6.15	8/1/22	1,445
1,530	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 10/15/22 @ 100.00	3.45	1/15/23	1,331
1,495	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00	4.95	1/15/43	1,152
320	SunTrust Banks, Inc. (Banks), Callable 10/1/18 @ 100.00	2.35	11/1/18	323
2,500	SunTrust Banks, Inc. (Banks), Callable 4/1/19 @ 100.00	2.50	5/1/19	2,528
2,091	TC Pipelines, LP (Oil, Gas & Consumable Fuels), Callable 12/13/24 @ 100.00	4.38	3/13/25	2,008

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,485	The Dow Chemical Co. (Chemicals), Callable 8/15/22 @ 100.00	3.00	11/15/22	$1,436
2,345	The Dow Chemical Co. (Chemicals)	8.55	5/15/19	2,835
1,460	The Home Depot, Inc. (Specialty Retail)	5.88	12/16/36	1,795
540	The Interpublic Group of Cos., Inc. (Media)	2.25	11/15/17	541
1,850	The Kroger Co. (Food & Staples Retailing), Callable 5/1/23 @ 100.00	3.85	8/1/23	1,911
435	The Travelers Cos., Inc. (Insurance)	6.25	6/15/37	547
435	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	3.20	3/1/16	439
1,520	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services), Callable 5/15/21 @ 100.00	3.60	8/15/21	1,562
1,045	Time Warner, Inc. (Media)	5.38	10/15/41	1,097
1,835	Time Warner, Inc. (Media)	6.88	6/15/18	2,075
875	Toyota Motor Credit Corp., MTN (Consumer Finance)	3.30	1/12/22	906
500	Twenty-First Century Fox, Inc. (Media)	5.65	8/15/20	572
1,830	Twenty-First Century Fox, Inc. (Media)	6.20	12/15/34	2,092
315	Twenty-First Century Fox, Inc. (Media)	6.90	3/1/19	362
750	United Parcel Service, Inc. (Air Freight & Logistics)	6.20	1/15/38	970
790	UnitedHealth Group, Inc. (Health Care Providers & Services)	6.88	2/15/38	1,052
1,135	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	6.63	6/15/37	1,247
270	Ventas Realty, LP (Real Estate Investment Trusts), Callable 5/15/22 @ 100.00	3.25	8/15/22	264
845	Ventas Realty, LP (Real Estate Investment Trusts), Callable 11/1/24 @ 100.00	3.50	2/1/25	818
375	Ventas Realty, LP (Real Estate Investment Trusts), Callable 10/15/25 @ 100.00	4.13	1/15/26	378
2,190	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.15	9/15/23	2,416
4,244	Verizon Communications, Inc. (Diversified Telecommunication Services)	6.55	9/15/43	5,023
990	Viacom, Inc. (Media), Callable 12/15/42 @ 100.00	4.88	6/15/43	791
2,290	Virginia Electric & Power Co. (Electric Utilities), Callable 12/15/22 @ 100.00	2.75	3/15/23	2,271
215	Virginia Electric & Power Co. (Electric Utilities), Callable 10/15/21 @ 100.00	2.95	1/15/22	217
3,895	Wachovia Corp. (Banks)	5.75	2/1/18	4,262
939	Wal-Mart Stores, Inc. (Food & Staples Retailing)	1.95	12/15/18	959
2,850	Wal-Mart Stores, Inc. (Food & Staples Retailing)	5.63	4/1/40	3,443
450	Wal-Mart Stores, Inc. (Food & Staples Retailing)	6.50	8/15/37	591
1,000	Waste Management, Inc. (Commercial Services & Supplies), Callable 12/1/24 @ 100.00	3.13	3/1/25	979
1,155	Wells Fargo & Co. (Banks)	3.00	2/19/25	1,114
1,605	Western Gas Partners, LP (Oil, Gas & Consumable Fuels), Callable 3/1/25 @ 100.00	3.95	6/1/25	1,504
720	Wyeth, Inc. (Pharmaceuticals)	6.45	2/1/24	892
620	Xerox Corp. (IT Services)	6.40	3/15/16	636
1,391	YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	6.25	3/15/18	1,523
310	YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	6.88	11/15/37	362

	Total Corporate Bonds			222,860

	Yankee Dollars — 13.34%
1,220	America Movil SAB de CV (Wireless Telecommunication Services)	6.13	3/30/40	1,343
4,090	BHP Billiton Ltd. (Metals & Mining)	3.85	9/30/23	4,103
895	British Telecommunications PLC (Diversified Telecommunication Services)	9.63	12/15/30	1,335
1,309	Canadian Natural Resources (Oil, Gas & Consumable Fuels)	5.70	5/15/17	1,382
473	Canadian Natural Resources (Oil, Gas & Consumable Fuels)	5.90	2/1/18	509
640	Canadian Pacific Railway Co. (Road & Rail), Callable 11/1/24 @ 100.00	2.90	2/1/25	605
2,390	Canadian Pacific Railway Co. (Road & Rail), Callable 12/15/22 @ 100.00	4.45	3/15/23	2,573
165	Canadian Pacific Railway Co. (Road & Rail)	7.25	5/15/19	193
965	Deutsche Telekom International Finance (Diversified Financial Services) (a)(b)	8.75	6/15/30	1,380
750	Diageo Capital PLC (Beverages)	5.88	9/30/36	887
1,605	HSBC Holdings PLC (Banks)	5.10	4/5/21	1,781
500	HSBC Holdings PLC (Banks)	6.80	6/1/38	612
645	Iberdrola International BV (Electric Utilities)	5.81	3/15/25	747
1,295	Iberdrola International BV (Electric Utilities)	6.75	7/15/36	1,605
875	LyondellBasell Industries NV (Chemicals)	4.00	7/15/23	879
2,947	LyondellBasell Industries NV (Chemicals), Callable 1/15/19 @ 100.00	5.00	4/15/19	3,177
250	LyondellBasell Industries NV (Chemicals), Callable 1/15/24 @ 100.00	5.75	4/15/24	280
418	Orange SA (Diversified Telecommunication Services)	9.00	3/1/31	593
1,242	Petroleos Mexicanos (Oil, Gas & Consumable Fuels)	5.75	3/1/18	1,314
1,150	Petroleos Mexicanos (Oil, Gas & Consumable Fuels)	6.63	6/15/35	1,078
1,325	Rio Tinto Finance USA Ltd. (Metals & Mining)	5.20	11/2/40	1,284
1,400	Rio Tinto Finance USA PLC (Metals & Mining), Callable 12/22/21 @ 100.00	3.50	3/22/22	1,394

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — September 30, 2015 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Yankee Dollars (continued)
$1,540	Shell International Finance BV (Diversified Financial Services)	6.38	12/15/38	$1,923
2,610	Statoil ASA (Oil, Gas & Consumable Fuels)	3.25	11/10/24	2,583
185	Statoil ASA (Oil, Gas & Consumable Fuels)	5.10	8/17/40	204
745	Telefonica Emisiones (Diversified Telecommunication Services)	7.05	6/20/36	874
1,605	Telefonica Emisiones SAU (Diversified Telecommunication Services)	6.22	7/3/17	1,733
605	Vodafone Group PLC (Wireless Telecommunication Services)	6.15	2/27/37	644

	Total Yankee Dollars			37,015

	Mutual Funds — 5.73%
11,239,000	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares (c)	0.00		11,239
4,659,815	SSgA U.S. Government Money Market Fund (c)	0.00		4,660

	Total Mutual Funds			15,899

	Total Investments (cost $281,625) — 99.39%			275,774
	Other assets in excess of liabilities — 0.61%			1,704

	Net Assets — 100.00%			$277,478

(a)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2015.
(b)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at September 30, 2015.
(c)	The rate disclosed is the rate in effect on September 30, 2015.

MTN—Medium Term Note

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The U.S. Corporate Fixed Income Securities Portfolio	Agincourt Capital Management, LLC	HC Capital Solutions	Total
Corporate Bonds	80.32%	—	80.32%
Yankee Dollars	13.34%	—	13.34%
Mutual Funds	1.68%	4.05%	5.73%
Other Assets (Liabilities)	0.62%	-0.01%	0.61%

Total Net Assets	95.96%	4.04%	100.00%

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Asset Backed Securities — 1.76%
$270	American Express Credit Account Master Trust, Series 2014-2, Class A	1.26	1/15/20	$271
200	American Express Credit Account Master Trust, Series 2014-3, Class A	1.49	4/15/20	202
70	Capital Auto Receivables Asset Trust, Series 2014-2, Class A3	1.26	5/21/18	70
125	Capital Auto Receivables Asset Trust, Series 2015-1, Class A4	1.86	10/21/19	125
250	Capital One Multi-Asset Execution Trust, Series 2007-A7, Class A7	5.75	7/15/20	272
300	Chase Issuance Trust (CHAIT), Series 2015-A2, Class A2	1.59	2/18/20	303
250	Chase Issuance Trust (CHAIT), Series 2012-A7, Class A7	2.16	9/16/24	248
100	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1	2.88	1/23/23	104
250	Discover Card Execution Note Trust, Series 2013-A2, Class A2	0.69	8/15/18	250
200	Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.12	12/15/21	204
195	Fifth Third Auto Trust, Series 2014-3, Class A3	0.96	3/15/19	195
187	Fifth Third Auto Trust, Series 2014-3, Class A4	1.47	5/17/21	188
225	Ford Credit Auto Owner Trust, Series 2013-C, Class A4	1.25	10/15/18	226
85	Ford Credit Auto Owner Trust, Series 2015-A, Class A3	1.28	9/15/19	85
160	Ford Credit Auto Owner Trust, Series 2015-A, Class A4	1.64	6/15/20	161
200	Honda Auto Receivables Owner Trust, Series 2014-3, Class A3	0.88	6/15/18	200
100	Honda Auto Receivables Owner Trust, Series 2014-4, Class A3	0.99	9/17/18	100
40	Mercedes-Benz Auto Lease Trust, Series 2015-A, Class A4	1.21	10/15/20	40
200	Nissan Auto Receivables Owner Trust, Series 2013-B, Class A4	1.31	10/15/19	201
200	Santander Drive Auto Receivables Trust, Series 2014-3, Class C	2.13	8/17/20	202

	Total Asset Backed Securities			3,647

	Collateralized Mortgage Obligations — 5.34%
50	CD Commercial Mortgage Trust, Series 2007-CD5, Class AM (a)	6.32	11/15/44	53
250	Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class A2	2.79	3/10/47	258
250	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4	2.88	2/10/48	245
200	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5	3.14	2/10/48	199
250	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4	3.62	7/10/47	261
245	Commercial Mortgage Trust, Series 2012-CR1, Class A2	2.35	5/15/45	249
100	Commercial Mortgage Trust, Series 2014-LC15, Class A2	2.84	4/10/47	103
200	Commercial Mortgage Trust, Series 2015-LC19, Class A4	3.18	2/10/48	202
80	Commercial Mortgage Trust, Series 2015-DC1, Class A5	3.35	2/10/48	81
500	Commercial Mortgage Trust, Series 2013-CR8, Class A5 (a)	3.61	6/10/46	526
100	Commercial Mortgage Trust, Series 2014-UBS4, Class AM	3.97	8/10/47	103
100	Commercial Mortgage Trust, Series 2013-CR11, Class B (a)	5.33	10/10/46	112
75	Fannie Mae-ACES, Series 2012-M4, Class 1A2	2.98	4/25/22	79
136	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K714, Class A1	2.08	12/25/19	138
50	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K023, Class A2	2.31	8/25/22	50
200	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K027, Class A2	2.64	1/25/23	204
82	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class A1	2.76	5/25/20	85
350	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class A2	2.87	12/25/21	366
106	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A1	3.02	2/25/23	112
200	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A2 (a)	3.06	7/25/23	209
200	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A2 (a)	3.31	5/25/23	212
200	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.32	2/25/23	212
260	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class A2	3.87	4/25/21	285
225	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K012, Class A2	4.19	12/25/20	250
200	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K006, Class A2	4.25	1/25/20	221
120	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K010, Class A2	4.33	10/25/20	134
125	GS Mortgage Securities Trust, Series 2014-GC20, Class A3	3.68	4/10/47	132
300	GS Mortgage Securities Trust, Series 2013-GC14, Class A5	4.24	8/10/46	329
150	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class A5	3.64	11/15/47	157
200	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4	3.80	9/15/47	212
200	JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A5	4.13	11/15/45	218
193	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-LC11, Class A2	1.85	4/15/46	194
250	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-C8, Class A3	2.83	10/15/45	254
250	Morgan Stanley BAML Trust, Series 2013-C11, Class A2	3.09	8/15/46	260
100	Morgan Stanley BAML Trust, Series 2015-C20, Class A4	3.25	2/15/48	101
100	Morgan Stanley BAML Trust, Series 2014-C17, Class A5	3.74	8/15/47	105
100	Morgan Stanley BAML Trust, Series 2014-C15, Class A4	4.05	4/15/47	107
1,000	Morgan Stanley Capital I, Series 2007-HQ11, Class A4 (a)	5.45	2/12/44	1,040

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$1,108	Morgan Stanley Capital I, Series 2007-IQ15, Class A4 (a)	6.11	7/11/17	$1,175
250	UBS Commercial Mortgage Trust, Series 2012-C1, Class AAB	3.00	5/10/45	259
155	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4	3.53	5/10/63	163
225	Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A5	5.50	4/15/47	237
150	Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3(a)	6.01	6/15/45	153
185	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5	3.82	8/15/50	195
156	Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class C	4.07	2/15/48	147
113	WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class A1	1.19	3/15/47	112
238	WF-RBS Commercial Mortgage Trust, Series 2014-C21, Class A1	1.41	8/15/47	238
300	WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class ASB	2.98	6/15/46	309

	Total Collateralized Mortgage Obligations			11,046

	U.S. Government Agency Mortgages — 88.57%
75	Fannie Mae, Pool #AY4232	2.00	5/1/30	75
86	Fannie Mae, Pool #AS0001	2.00	7/1/28	87
456	Fannie Mae, Pool #AS1058	2.00	11/1/28	458
733	Fannie Mae, Pool #MA1277	2.50	12/1/27	754
297	Fannie Mae, Pool #AU4798	2.50	9/1/28	304
650	Fannie Mae, Pool #AP4742	2.50	8/1/27	669
398	Fannie Mae, Pool #AU2619	2.50	8/1/28	410
119	Fannie Mae, Pool #AS4660	2.50	3/1/30	122
484	Fannie Mae, Pool #AS4946	2.50	5/1/30	494
192	Fannie Mae, Pool #AU6387	2.50	11/1/28	196
264	Fannie Mae, Pool #AB7391	2.50	12/1/42	259
99	Fannie Mae, Pool # AT2717	2.50	5/1/43	97
83	Fannie Mae, Pool #MA1270	2.50	11/1/32	83
793	Fannie Mae, Pool #MA1210	2.50	9/1/49	816
38	Fannie Mae, Pool #MA1511	2.50	7/1/33	38
107	Fannie Mae, Pool #AS0513	2.50	8/1/43	105
199	Fannie Mae, Pool # AZ6458	2.50	7/1/30	203
277	Fannie Mae, Pool #AU5334	2.50	11/1/28	285
605	Fannie Mae, Pool #AO3019	2.50	5/1/27	623
38	Fannie Mae, Series 2013-M14, Class APT (a)	2.59	4/25/23	38
141	Fannie Mae, Pool #AL5800 (a)	2.68	2/1/44	146
67	Fannie Mae, Pool #AL4360 (a)	2.71	11/1/43	69
224	Fannie Mae, Pool #AY1861 (a)	2.72	1/1/45	232
300	Fannie Mae, Series 2012-M1, Class A2	2.73	10/25/21	312
1,007	Fannie Mae, Pool #AP6493	3.00	9/1/42	1,025
511	Fannie Mae, Pool #AB8897	3.00	4/1/43	520
1,810	Fannie Mae, Pool #AP6375	3.00	9/1/42	1,843
112	Fannie Mae, Pool #MA1338	3.00	2/1/33	116
389	Fannie Mae, Pool #AS1527	3.00	1/1/29	406
472	Fannie Mae, Pool #MA2246	3.00	4/1/30	492
62	Fannie Mae, Pool #AR7426	3.00	7/1/43	63
646	Fannie Mae, Pool #AK0006	3.00	1/1/27	675
350	Fannie Mae, Pool #AU3735	3.00	8/1/43	356
871	Fannie Mae, Pool #AP2465	3.00	8/1/42	887
1,129	Fannie Mae, Pool #AO0752	3.00	4/1/42	1,150
266	Fannie Mae, Pool #AW7383	3.00	8/1/29	278
242	Fannie Mae, Pool #MA1401	3.00	4/1/33	251
493	Fannie Mae, Pool #AY4829	3.00	5/1/45	500
99	Fannie Mae, Pool #AY2961	3.00	5/1/45	101
157	Fannie Mae, Pool #AW8295	3.00	8/1/29	164
50	Fannie Mae, Pool # AX8309	3.00	11/1/29	52
482	Fannie Mae, Pool #AB4483	3.00	2/1/27	505
246	Fannie Mae, Pool #AS2312	3.00	5/1/29	257
217	Fannie Mae, Pool #MA1527	3.00	8/1/33	225
806	Fannie Mae, Pool #AK3302	3.00	3/1/27	841
1,904	Fannie Mae, Pool #AB7099	3.00	11/1/42	1,938
170	Fannie Mae, Pool #AS3117	3.00	8/1/29	178
49	Fannie Mae, Pool #MA2287	3.00	6/1/35	51
273	Fannie Mae, Pool #AQ3223	3.00	11/1/27	286
295	Fannie Mae, Pool #AY4200	3.00	5/1/45	300

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$513	Fannie Mae, Pool #AT0682	3.00	4/1/43	$522
89	Fannie Mae, Pool #MA2087	3.00	11/1/34	92
480	Fannie Mae, Pool # AT7620	3.00	6/1/43	488
498	Fannie Mae, Pool #AT2014	3.00	4/1/43	507
82	Fannie Mae, Pool #AT1575	3.00	5/1/43	83
1,518	Fannie Mae, Pool #AQ7920	3.00	12/1/42	1,545
527	Fannie Mae, Pool # AS4333	3.00	1/1/45	535
64	Fannie Mae, Pool #MA2065	3.00	10/1/34	67
589	Fannie Mae, Pool #MA1307	3.00	1/1/33	612
237	Fannie Mae, Pool # AS4334	3.00	1/1/45	240
153	Fannie Mae, Pool #AU7890	3.00	9/1/28	160
195	Fannie Mae, Pool #MA2230	3.00	4/1/35	201
183	Fannie Mae, Pool #MA2149	3.00	1/1/30	191
250	Fannie Mae, Series 2014-M9, Class A2 (a)	3.10	7/25/24	261
160	Fannie Mae, Series 2014-M3, Class AB2 (a)	3.46	1/25/24	171
1,960	Fannie Mae, Pool #AB6017	3.50	8/1/42	2,050
479	Fannie Mae, Pool #AY4300	3.50	1/1/45	500
493	Fannie Mae, Pool #MA2292	3.50	6/1/45	515
1,870	Fannie Mae, Pool #AO2548	3.50	4/1/42	1,956
460	Fannie Mae, Pool #MA2125	3.50	12/1/44	480
360	Fannie Mae, Pool #MA1059	3.50	5/1/32	381
466	Fannie Mae, Pool #MA1107	3.50	7/1/32	494
451	Fannie Mae, Pool #MA1982	3.50	8/1/34	477
483	Fannie Mae, Pool #MA1980	3.50	8/1/44	504
52	Fannie Mae, Pool #MA1021	3.50	3/1/27	55
369	Fannie Mae, Pool #AO4385	3.50	6/1/42	386
458	Fannie Mae, Pool #AS3133	3.50	8/1/44	481
228	Fannie Mae, Pool #AS4772	3.50	4/1/45	238
479	Fannie Mae, Pool #AS4771	3.50	4/1/45	500
1,927	Fannie Mae, Pool #AO8137	3.50	8/1/42	2,015
129	Fannie Mae, Pool #AK0706	3.50	2/1/27	136
83	Fannie Mae, Pool #AV6407	3.50	2/1/29	88
41	Fannie Mae, Pool #AJ6181	3.50	12/1/26	44
227	Fannie Mae, Pool #AO9140	3.50	7/1/42	237
123	Fannie Mae, Pool #AS2081	3.50	4/1/29	130
496	Fannie Mae, Pool # AZ0862	3.50	7/1/45	518
76	Fannie Mae, Pool #AP9390	3.50	10/1/42	79
485	Fannie Mae, Pool #AS4773	3.50	4/1/45	507
298	Fannie Mae, Pool # AS5696	3.50	8/1/45	311
804	Fannie Mae, Pool #AQ0546	3.50	11/1/42	841
1,089	Fannie Mae, Pool #AL1717	3.50	5/1/27	1,153
475	Fannie Mae, Pool #AX9530	3.50	2/1/45	496
482	Fannie Mae, Pool #AY1306	3.50	3/1/45	504
48	Fannie Mae, Pool #AX0159	3.50	9/1/29	51
204	Fannie Mae, Pool #AO4647	3.50	6/1/42	213
667	Fannie Mae, Pool #AO3760	3.50	5/1/42	698
188	Fannie Mae, Pool #310139	3.50	11/1/25	199
1,920	Fannie Mae, Pool #AK7497	3.50	4/1/42	2,008
283	Fannie Mae, Pool #AX5201	3.50	10/1/29	299
404	Fannie Mae, Pool # AX2486	3.50	10/1/44	422
326	Fannie Mae, Pool # AJ4093	3.50	10/1/26	345
269	Fannie Mae, Pool #AU3742	3.50	8/1/43	282
469	Fannie Mae, Pool #AX0841	4.00	9/1/44	500
67	Fannie Mae, Pool #AW9041	4.00	8/1/44	72
435	Fannie Mae, Pool #AY1595	4.00	1/1/45	464
87	Fannie Mae, Pool #AS3448	4.00	9/1/44	93
70	Fannie Mae, Pool # AY2291	4.00	3/1/45	75
382	Fannie Mae, Pool #AW5063	4.00	7/1/44	408
368	Fannie Mae, Pool #AV2340	4.00	12/1/43	393
841	Fannie Mae, Pool #AS0531	4.00	9/1/43	906
99	Fannie Mae, Pool #AT3872	4.00	6/1/43	106
389	Fannie Mae, Pool #AO2959	4.00	5/1/42	417
439	Fannie Mae, Pool #MA0641	4.00	2/1/31	473

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$162	Fannie Mae, Pool #MA0493	4.00	8/1/30	$174
271	Fannie Mae, Pool #AC7328	4.00	12/1/39	290
251	Fannie Mae, Pool #AS3468	4.00	10/1/44	268
71	Fannie Mae, Pool #AH3394	4.00	1/1/41	76
2,230	Fannie Mae, Pool #190405	4.00	10/1/40	2,384
452	Fannie Mae, Pool #AS3216	4.00	9/1/44	482
622	Fannie Mae, Pool #AH5859	4.00	2/1/41	665
426	Fannie Mae, Pool # AS2498	4.00	5/1/44	455
358	Fannie Mae, Pool #AS3903	4.00	11/1/44	382
1,067	Fannie Mae, Pool #AJ5303	4.00	11/1/41	1,142
932	Fannie Mae, Pool #AJ7857	4.00	12/1/41	997
1,388	Fannie Mae, Pool #AJ7689	4.00	12/1/41	1,485
1,991	Fannie Mae, Pool #AH6242	4.00	4/1/26	2,119
460	Fannie Mae, Pool #AS3293	4.00	9/1/44	491
449	Fannie Mae, Pool #AS3467	4.00	10/1/44	479
50	Fannie Mae, Pool #310112	4.50	6/1/19	52
217	Fannie Mae, Pool #AU5302	4.50	10/1/43	235
1,045	Fannie Mae, Pool #AL1107	4.50	11/1/41	1,137
361	Fannie Mae, Pool #AL4450	4.50	12/1/43	392
473	Fannie Mae, Pool #AI4815	4.50	6/1/41	514
24	Fannie Mae, Pool #254720	4.50	5/1/18	25
1,391	Fannie Mae, Pool #AH7521	4.50	3/1/41	1,512
78	Fannie Mae, Pool #AH6790	4.50	3/1/41	85
1,000	Fannie Mae, Pool #AH9055	4.50	4/1/41	1,087
47	Fannie Mae, Pool #AW7048	4.50	6/1/44	51
186	Fannie Mae, Pool # AS2276	4.50	4/1/44	202
315	Fannie Mae, Pool #AS0861	4.50	10/1/43	341
476	Fannie Mae, Pool #AE0217	4.50	8/1/40	517
86	Fannie Mae, Pool #AA0860	4.50	1/1/39	93
77	Fannie Mae, Pool #AB1470	4.50	9/1/40	84
203	Fannie Mae, Pool #AB1389	4.50	8/1/40	220
319	Fannie Mae, Pool #AA9781	4.50	7/1/24	341
429	Fannie Mae, Pool #AB3192	4.50	6/1/41	466
88	Fannie Mae, Pool #982892	4.50	5/1/23	93
265	Fannie Mae, Pool #MA0481	4.50	8/1/30	289
5	Fannie Mae, Pool #AB0339	4.50	1/1/20	5
454	Fannie Mae, Pool #AD8529	4.50	8/1/40	493
402	Fannie Mae, Pool #AS1638	4.50	2/1/44	436
3	Fannie Mae, Pool #868986	5.00	5/1/21	4
94	Fannie Mae, Pool #725238	5.00	3/1/34	104
79	Fannie Mae, Pool #890603	5.00	8/1/41	87
449	Fannie Mae, Pool #AS0837	5.00	10/1/43	495
1,714	Fannie Mae, Pool #889117	5.00	10/1/35	1,897
88	Fannie Mae, Pool #890621	5.00	5/1/42	97
1	Fannie Mae, Pool #650196	5.00	11/1/17	1
204	Fannie Mae, Pool #AS0575	5.00	9/1/43	224
571	Fannie Mae, Pool # AL5788	5.00	5/1/42	631
376	Fannie Mae, Pool #AH5988	5.00	3/1/41	416
40	Fannie Mae, Pool #AL3272	5.00	2/1/25	44
183	Fannie Mae, Pool #796663	5.00	9/1/19	191
65	Fannie Mae, Pool #725504	5.00	1/1/19	68
191	Fannie Mae, Pool # 836750	5.00	10/1/35	211
8	Fannie Mae, Pool #A69671	5.50	12/1/37	8
5	Fannie Mae, Pool #A79636	5.50	7/1/38	5
110	Fannie Mae, Pool #976945	5.50	2/1/23	120
60	Fannie Mae, Pool #545400	5.50	1/1/17	61
47	Fannie Mae, Pool #929451	5.50	5/1/38	53
55	Fannie Mae, Pool #909662	5.50	2/1/22	60
19	Fannie Mae, Pool #545900	5.50	7/1/17	20
46	Fannie Mae, Pool #AL0725	5.50	6/1/24	49
2,536	Fannie Mae, Pool #890221	5.50	12/1/33	2,848
9	Fannie Mae, Pool #625938	5.50	3/1/17	9
3	Fannie Mae, Pool #630942	5.50	2/1/17	3

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$1,543	Fannie Mae, Pool #725228	6.00	3/1/34	$1,763
422	Fannie Mae, Pool #889984	6.50	10/1/38	483
50	Fannie Mae, 15 YR TBA	3.00	10/25/30	52
750	Fannie Mae, 30 YR TBA	3.50	11/25/45	781
675	Fannie Mae, 30 YR TBA	4.00	11/25/45	719
1,025	Fannie Mae, 30 YR TBA	4.00	10/25/42	1,094
98	Freddie Mac, Pool #G18547	2.00	3/1/30	97
242	Freddie Mac, Pool #J25777	2.00	9/1/28	243
90	Freddie Mac, Pool #J25759	2.00	8/1/28	90
278	Freddie Mac, Pool #849138 (a)	2.42	10/1/43	285
178	Freddie Mac, Pool #849578 (a)	2.43	12/1/44	184
24	Freddie Mac, Pool #1G2883 (a)	2.50	6/1/38	26
372	Freddie Mac, Pool #G18459	2.50	3/1/28	383
400	Freddie Mac, Pool # G18568	2.50	9/1/30	408
364	Freddie Mac, Pool #G18533	2.50	12/1/29	372
404	Freddie Mac, Pool #G18470	2.50	6/1/28	416
172	Freddie Mac, Pool #J25585	2.50	9/1/28	176
444	Freddie Mac, Pool #J26408	2.50	11/1/28	458
385	Freddie Mac, Pool #J18954	2.50	4/1/27	396
55	Freddie Mac, Pool #G18472	2.50	7/1/28	57
161	Freddie Mac, Pool #G18485	2.50	10/1/28	166
370	Freddie Mac, Pool #J23440	2.50	4/1/28	381
98	Freddie Mac, Pool # C09026	2.50	2/1/43	96
384	Freddie Mac, Pool #J25016	2.50	8/1/28	395
447	Freddie Mac, Pool #G15217	3.00	11/1/29	465
83	Freddie Mac, Pool #Q18599	3.00	6/1/43	84
27	Freddie Mac, Pool #Q18882	3.00	5/1/43	27
767	Freddie Mac, Pool #Q21065	3.00	8/1/43	777
266	Freddie Mac, Pool #Q20067	3.00	7/1/43	270
503	Freddie Mac, Pool #Q16222	3.00	3/1/43	511
89	Freddie Mac, Pool #Q19754	3.00	7/1/43	91
426	Freddie Mac, Pool #G08525	3.00	5/1/43	432
768	Freddie Mac, Pool #G08534	3.00	6/1/43	779
20	Freddie Mac, Pool #Q13086	3.00	11/1/42	21
89	Freddie Mac, Pool #G08540	3.00	8/1/43	91
1,683	Freddie Mac, Pool #G08537	3.00	7/1/43	1,707
85	Freddie Mac, Pool #J29932	3.00	11/1/29	89
169	Freddie Mac, Pool #J28722	3.00	7/1/29	176
198	Freddie Mac, Pool #G08640	3.00	5/1/45	200
400	Freddie Mac, Pool #C04446	3.00	1/1/43	406
382	Freddie Mac, Pool #C91581	3.00	11/1/32	397
304	Freddie Mac, Pool #C04422	3.00	12/1/42	309
411	Freddie Mac, Pool #G18518	3.00	7/1/29	428
353	Freddie Mac, Pool #G18531	3.00	11/1/29	368
173	Freddie Mac, Pool #C91707	3.00	6/1/33	180
255	Freddie Mac, Pool #C91724	3.00	9/1/33	264
517	Freddie Mac, Pool #G08635	3.00	4/1/45	523
170	Freddie Mac, Pool #C91819	3.00	4/1/35	175
90	Freddie Mac, Pool #G18534	3.00	12/1/29	94
431	Freddie Mac, Pool #C04619	3.00	3/1/43	437
275	Freddie Mac, Pool # G18569	3.00	9/1/30	287
412	Freddie Mac, Pool #G15145	3.00	7/1/29	429
547	Freddie Mac, Pool # G08653	3.00	7/1/45	554
508	Freddie Mac, Pool #G18514	3.00	6/1/29	529
400	Freddie Mac, Series K043, Class A2	3.06	12/25/24	412
300	Freddie Mac, Series K716, Class A2	3.13	6/25/21	317
199	Freddie Mac, Pool # Q12052	3.50	10/1/42	208
319	Freddie Mac, Pool #Q08998	3.50	6/1/42	333
307	Freddie Mac, Pool #C91403	3.50	3/1/32	325
335	Freddie Mac, Pool #C91456	3.50	6/1/32	355
417	Freddie Mac, Pool #Q09896	3.50	8/1/42	436
449	Freddie Mac, Pool #Q20860	3.50	8/1/43	468
89	Freddie Mac, Pool #C03920	3.50	5/1/42	93

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$144	Freddie Mac, Pool #J14232	3.50	1/1/21	$152
399	Freddie Mac, Pool #J15105	3.50	4/1/26	423
422	Freddie Mac, Pool #J26144	3.50	10/1/23	446
99	Freddie Mac, Pool # J27494	3.50	2/1/29	105
99	Freddie Mac, Pool # G30776	3.50	7/1/35	105
244	Freddie Mac, Pool #Q04087	3.50	10/1/41	255
497	Freddie Mac, Pool # G08654	3.50	7/1/45	518
770	Freddie Mac, Pool #G08562	3.50	1/1/44	803
169	Freddie Mac, Pool #G08605	3.50	9/1/44	176
468	Freddie Mac, Pool # G08623	3.50	1/1/45	488
881	Freddie Mac, Pool #G08636	3.50	4/1/45	918
169	Freddie Mac, Pool #G08599	3.50	8/1/44	176
534	Freddie Mac, Pool #G08632	3.50	3/1/45	556
494	Freddie Mac, Pool # G08650	3.50	6/1/45	515
508	Freddie Mac, Pool #G08627	3.50	2/1/45	529
541	Freddie Mac, Pool #G08641	3.50	5/1/45	564
227	Freddie Mac, Pool #Q06749	3.50	3/1/42	237
1,601	Freddie Mac, Pool #G08495	3.50	6/1/42	1,673
322	Freddie Mac, Pool #Q08903	3.50	6/1/42	337
792	Freddie Mac, Pool #G08554	3.50	10/1/43	825
269	Freddie Mac, Pool #C91765	4.00	5/1/34	290
63	Freddie Mac, Pool #J12435	4.00	6/1/25	67
154	Freddie Mac, Pool #C91738	4.00	11/1/33	166
272	Freddie Mac, Pool #G14453	4.00	6/1/26	292
1	Freddie Mac, Pool #G14786	4.00	4/1/19	1
348	Freddie Mac, Pool #J11263	4.00	11/1/19	364
448	Freddie Mac, Pool #C09070	4.00	12/1/44	477
51	Freddie Mac, Pool #G08633	4.00	3/1/45	55
2,627	Freddie Mac, Pool #A96286	4.00	1/1/41	2,805
487	Freddie Mac, Pool # G08616	4.00	11/1/44	519
446	Freddie Mac, Pool #G08618	4.00	12/1/44	476
499	Freddie Mac, Pool # G08660	4.00	8/1/45	532
364	Freddie Mac, Pool #Q27594	4.00	8/1/44	388
366	Freddie Mac, Pool #G08567	4.00	1/1/44	390
206	Freddie Mac, Pool #G08601	4.00	8/1/44	219
420	Freddie Mac, Pool #Q24955	4.00	2/1/44	450
456	Freddie Mac, Pool #G08595	4.00	7/1/44	486
334	Freddie Mac, Pool #G08459	4.00	9/1/41	357
497	Freddie Mac, Pool # G08588	4.00	5/1/44	529
125	Freddie Mac, Pool #G08483	4.00	3/1/42	134
3,083	Freddie Mac, Pool #A97692	4.50	3/1/41	3,346
109	Freddie Mac, Pool #E02862	4.50	3/1/26	117
59	Freddie Mac, Pool #C09059	4.50	3/1/44	64
197	Freddie Mac, Pool #Q25432	4.50	3/1/44	214
290	Freddie Mac, Pool # G08596	4.50	7/1/44	314
414	Freddie Mac, Pool #A97495	4.50	3/1/41	449
288	Freddie Mac, Pool #A90437	4.50	1/1/40	312
141	Freddie Mac, Pool #J09311	4.50	2/1/24	151
90	Freddie Mac, Pool #Q22671	4.50	11/1/43	97
171	Freddie Mac, Pool #J09503	4.50	4/1/24	182
82	Freddie Mac, Pool #J07849	4.50	5/1/23	87
39	Freddie Mac, Pool #357316	4.50	12/1/17	41
37	Freddie Mac, Pool #G07068	5.00	7/1/41	41
436	Freddie Mac, Pool #Q00763	5.00	5/1/41	478
1,268	Freddie Mac, Pool #C01598	5.00	8/1/33	1,407
611	Freddie Mac, Pool #G04913	5.00	3/1/38	671
82	Freddie Mac, Pool #C90845	5.00	8/1/24	90
135	Freddie Mac, Pool #G13255	5.00	7/1/23	145
91	Freddie Mac, Pool #G05205	5.00	1/1/39	100
190	Freddie Mac, Pool #G06031	5.50	3/1/40	210
1,438	Freddie Mac, Pool #G01665	5.50	3/1/34	1,604
8	Freddie Mac, Pool #G06091	5.50	5/1/40	8
743	Freddie Mac, Pool #G02794	6.00	5/1/37	840

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$90	Freddie Mac, Pool #G05709	6.00	6/1/38	$102
152	Freddie Mac, Pool #G03551	6.00	11/1/37	172
58	Freddie Mac, Pool #A62706	6.00	6/1/37	65
200	Freddie Mac, 30 YR TBA	3.50	10/15/44	208
250	Freddie Mac, 30 YR TBA	4.00	11/15/45	266
25	Freddie Mac, Gold 15 YR TBA	2.50	10/15/30	25
75	Freddie Mac, Gold 15 YR TBA	3.00	10/15/30	78
175	Freddie Mac, Gold 30 YR TBA	3.00	10/15/45	177
550	Freddie Mac, Gold 30 YR TBA	3.50	11/15/45	571
125	Freddie Mac, Gold 30 YR TBA	4.00	10/15/45	133
385	Government National Mortgage Association, Pool #MA2767 (a)	2.50	4/20/45	396
156	Government National Mortgage Association, Pool #MA0712 (a)	2.50	1/20/43	161
141	Government National Mortgage Association, Pool #MA0601	2.50	12/20/27	145
25	Government National Mortgage Association, Pool # 711729	2.50	3/15/43	25
147	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	152
93	Government National Mortgage Association, Pool #776954	2.50	11/15/42	92
174	Government National Mortgage Association, Pool #MA1283	2.50	9/20/43	172
77	Government National Mortgage Association, Pool #MA1133	2.50	7/20/28	80
79	Government National Mortgage Association, Pool #MA0908	2.50	4/20/28	81
25	Government National Mortgage Association, Pool# MA2890	2.50	6/20/45	25
79	Government National Mortgage Association, Pool #AA2934	3.00	7/15/42	81
421	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	431
451	Government National Mortgage Association, Pool #MA0153	3.00	6/20/42	463
395	Government National Mortgage Association, Pool #MA2825	3.00	5/20/45	404
464	Government National Mortgage Association, Pool #MA2444	3.00	12/20/44	475
155	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	159
405	Government National Mortgage Association, Pool #MA0461	3.00	10/20/42	416
527	Government National Mortgage Association, Pool #MA0391	3.00	9/20/42	541
240	Government National Mortgage Association, Pool #AA2654	3.00	6/15/43	245
324	Government National Mortgage Association, Pool #779084	3.00	4/15/42	332
197	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	206
2,546	Government National Mortgage Association, Pool #MA0624	3.00	12/20/42	2,612
92	Government National Mortgage Association, Pool # MA2797	3.00	5/20/30	96
50	Government National Mortgage Association, Pool # AN5756	3.00	7/15/45	51
150	Government National Mortgage Association, Pool #MA1265	3.00	9/20/28	157
372	Government National Mortgage Association, Pool #AD8433	3.00	7/15/43	382
220	Government National Mortgage Association, Pool #AG0440	3.00	8/15/43	226
350	Government National Mortgage Association, Pool # MA3104	3.00	8/20/45	358
149	Government National Mortgage Association, Pool # MA2600	3.00	2/20/45	152
349	Government National Mortgage Association, Pool #MA2960	3.00	7/20/45	357
423	Government National Mortgage Association, Pool #MA1374	3.00	10/20/43	434
873	Government National Mortgage Association, Pool #MA2147	3.00	8/20/44	896
702	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	738
97	Government National Mortgage Association, Pool #740798	3.50	1/15/42	102
592	Government National Mortgage Association, Pool #MA0088	3.50	5/20/42	622
225	Government National Mortgage Association, Pool #738602	3.50	8/15/26	239
745	Government National Mortgage Association, Pool #MA1090	3.50	6/20/43	783
1,504	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	1,581
472	Government National Mortgage Association, Pool #MA0022	3.50	4/20/42	496
681	Government National Mortgage Association, Pool #MA0852	3.50	3/20/43	716
786	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	827
299	Government National Mortgage Association, Pool #MA1919	3.50	5/20/44	314
1,148	Government National Mortgage Association, Pool #MA2073	3.50	7/20/44	1,206
39	Government National Mortgage Association, Pool #MA1266	3.50	9/20/28	42
65	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	69
366	Government National Mortgage Association, Pool #MA1838	3.50	4/20/44	384
230	Government National Mortgage Association, Pool #778157	3.50	3/15/42	242
380	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	399
317	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	333
83	Government National Mortgage Association, Pool #796271	3.50	7/15/42	86
361	Government National Mortgage Association, Pool #MA2371	3.50	11/20/44	379
437	Government National Mortgage Association, Pool #MA2445	3.50	12/20/44	459
50	Government National Mortgage Association, Pool # AL8566	3.50	3/15/45	52

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$1,565	Government National Mortgage Association, Pool #MA2148	3.50	8/20/44	$1,645
487	Government National Mortgage Association, Pool #MA2754	3.50	4/20/45	511
205	Government National Mortgage Association, Pool #AD2416	3.50	5/15/43	214
338	Government National Mortgage Association, Pool #AD2954	3.50	7/15/44	354
495	Government National Mortgage Association, Pool #MA2892	3.50	6/20/45	520
400	Government National Mortgage Association, Pool# MA3034	3.50	8/20/45	420
68	Government National Mortgage Association, Pool #779401	4.00	6/15/42	73
319	Government National Mortgage Association, Pool #713876	4.00	8/15/39	340
203	Government National Mortgage Association, Pool #753254	4.00	9/15/43	217
309	Government National Mortgage Association, Pool #MA2304	4.00	10/20/44	330
250	Government National Mortgage Association, Pool #MA1996	4.00	6/20/44	267
465	Government National Mortgage Association, Pool #MA1449	4.00	11/20/43	497
436	Government National Mortgage Association, Pool #MA2522	4.00	1/20/45	464
457	Government National Mortgage Association, Pool #MA1376	4.00	10/20/43	488
244	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	261
77	Government National Mortgage Association, Pool #766495	4.00	10/15/41	82
370	Government National Mortgage Association, Pool #MA2224	4.00	9/20/44	395
222	Government National Mortgage Association, Pool #MA2149	4.00	8/20/44	237
286	Government National Mortgage Association, Pool # MA2602	4.00	2/20/45	304
665	Government National Mortgage Association, Pool #MA2074	4.00	7/20/44	710
142	Government National Mortgage Association, Pool #MA0155	4.00	6/20/42	153
1,474	Government National Mortgage Association, Pool #005139	4.00	8/20/41	1,583
74	Government National Mortgage Association, Pool #004922	4.00	1/20/41	80
160	Government National Mortgage Association, Pool #AB1483	4.00	8/15/42	171
198	Government National Mortgage Association, Pool #740068	4.00	9/15/40	212
175	Government National Mortgage Association, Pool #738710	4.00	9/15/41	187
671	Government National Mortgage Association, Pool #MA1839	4.00	4/20/44	716
253	Government National Mortgage Association, Pool #AD5627	4.00	4/15/43	270
346	Government National Mortgage Association, Pool #MA1678	4.00	2/20/44	369
584	Government National Mortgage Association, Pool #MA1761	4.00	3/20/44	624
308	Government National Mortgage Association, Pool #MA0319	4.00	8/20/42	330
200	Government National Mortgage Association, Pool # AM8203	4.00	5/15/45	214
292	Government National Mortgage Association, Pool #MA0701	4.50	1/20/43	319
452	Government National Mortgage Association, Pool #MA1762	4.50	3/20/44	487
582	Government National Mortgage Association, Pool #MA2756	4.50	4/20/45	626
112	Government National Mortgage Association, Pool #MA1092	4.50	6/20/43	122
1,398	Government National Mortgage Association, Pool #721760	4.50	8/15/40	1,536
568	Government National Mortgage Association, Pool #717148	4.50	5/15/39	624
355	Government National Mortgage Association, Pool #005260	4.50	12/20/41	386
1,963	Government National Mortgage Association, Pool #004801	4.50	9/20/40	2,133
78	Government National Mortgage Association, Pool #738793	4.50	9/15/41	85
94	Government National Mortgage Association, Pool # 729511	4.50	4/15/40	102
97	Government National Mortgage Association, Pool #675179	5.00	3/15/38	108
1,632	Government National Mortgage Association, Pool #004559	5.00	10/20/39	1,813
267	Government National Mortgage Association, Pool #694531	5.00	11/15/38	294
236	Government National Mortgage Association, Pool #604285	5.00	5/15/33	264
354	Government National Mortgage Association, Pool #MA2076	5.00	7/20/44	386
424	Government National Mortgage Association, Pool #782523	5.00	11/15/35	474
2	Government National Mortgage Association, Pool #673496	5.00	4/15/38	3
70	Government National Mortgage Association, Pool #782468	5.00	11/15/38	78
42	Government National Mortgage Association, Pool #MA0465	5.00	10/20/42	47
189	Government National Mortgage Association, Pool #712690	5.00	4/15/39	208
102	Government National Mortgage Association, Pool #658181	5.50	11/15/36	116
304	Government National Mortgage Association, Pool #783284	5.50	6/20/40	339
213	Government National Mortgage Association, Pool #510835	5.50	2/15/35	242
41	Government National Mortgage Association, Pool #MA0466	5.50	10/20/42	46
203	Government National Mortgage Association, Pool #004245	6.00	9/20/38	228
182	Government National Mortgage Association, Pool #004222	6.00	8/20/38	205
381	Government National Mortgage Association, Pool #781959	6.00	7/15/35	441
49	Government National Mortgage Association, Pool #699237	6.50	9/15/38	56
2	Government National Mortgage Association, Pool #690789	6.50	5/15/38	2
19	Government National Mortgage Association, Pool #695773	6.50	11/15/38	22
350	Government National Mortgage Association, 30 YR TBA	3.00	11/20/44	357

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — September 30, 2015 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$300	Government National Mortgage Association, 30 YR TBA	3.00	10/20/45	$306
850	Government National Mortgage Association, 30 YR TBA	3.50	11/20/45	891
1,450	Government National Mortgage Association, 30 YR TBA	3.50	12/20/45	1,516
200	Government National Mortgage Association, 30 YR TBA	4.00	11/20/44	213

	Total U.S. Government Agency Mortgages			183,091

	Yankee Dollars — 0.32%
100	Bank of Nova Scotia (Banks)	1.85	4/14/20	100
100	Bank of Nova Scotia (Banks)	2.13	9/11/19	101
200	Royal Bank of Canada (Banks)	1.20	9/19/17	200
150	Royal Bank of Canada (Banks)	1.88	2/5/20	150
100	Royal Bank of Canada (Banks)	2.20	9/23/19	102

	Total Yankee Dollars			653

	Mutual Funds — 7.61%
12,873,125	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares (b)	0.00		12,873
2,849,648	SSgA Treasury Money Market Fund (b)	0.00		2,850

	Total Mutual Funds			15,723

	Total Investments Before TBA Sale Commitments (cost $211,202) — 103.60%			214,160
	TBA Sale Commitments (c) — (2.14)%
$(1,000)	Fannie Mae, 15 YR TBA	4.00	10/25/30	(1,047)
(300)	Fannie Mae, 15 YR TBA	5.50	10/25/30	(313)
(200)	Fannie Mae, 30 YR TBA	5.00	10/25/42	(220)
(100)	Fannie Mae, 30 YR TBA	2.50	10/25/45	(98)
(125)	Fannie Mae, 30 YR TBA	5.00	11/25/43	(138)
(150)	Fannie Mae, 30 YR TBA	4.50	11/25/45	(162)
(125)	Fannie Mae, 30 YR TBA	3.00	10/25/44	(127)
(300)	Fannie Mae, 30 YR TBA	3.50	10/25/30	(317)
(500)	Fannie Mae, 30 YR TBA	4.50	10/25/44	(542)
(200)	Freddie Mac, 30 YR TBA	4.50	11/15/42	(216)
(200)	Freddie Mac, Gold 15 YR TBA	4.50	10/15/30	(207)
(100)	Freddie Mac, Gold 15 YR TBA	4.00	10/15/30	(105)
(75)	Freddie Mac, Gold 30 YR TBA	5.00	11/15/45	(82)
(250)	Freddie Mac, Gold 30 YR TBA	4.50	10/15/45	(271)
(300)	Government National Mortgage Association, 30 YR TBA	5.00	11/20/43	(325)
(50)	Government National Mortgage Association, 30 YR TBA	2.50	11/20/43	(49)
(100)	Government National Mortgage Association, 30 YR TBA	4.50	11/15/42	(108)
(100)	Government National Mortgage Association, 30 YR TBA	4.50	11/20/44	(107)

	Total TBA Sale Commitments			(4,434)

	Liabilities in excess of other assets — (1.46)%			(3,015)

	Net Assets — 100.00%			$206,711

(a)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2015.
(b)	The rate disclosed is the rate in effect on September 30, 2015.
(c)	Represents a “to be announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in the Notes to Portfolios of Investments.)

TBA—To Be Announced purchase or sale commitment. Security is subject to delayed delivery.

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	Mellon Capital Management Corporation	HC Capital Solutions	Total
Asset Backed Securities	1.76%	—	1.76%
Collateralized Mortgage Obligations	5.34%	—	5.34%
U.S. Government Agency Mortgages	88.57%	—	88.57%
Yankee Dollars	0.32%	—	0.32%
Mutual Funds	1.38%	6.23%	7.61%
TBA Sale Commitments	-2.14%	—	-2.14%
Other Assets (Liabilities)	-1.45%	-0.01%	-1.46%

Total Net Assets	93.78%	6.22%	100.00%

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments — September 30, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 98.42%
	Arizona — 5.74%
$650	Arizona State Transportation Board Grant Anticipation Notes Revenue, Series A	5.00	7/1/17	$700
460	Gilbert Arizona Public Facilities Municipal Property Corp. Revenue	5.00	7/1/17	495

				1,195

	Arkansas — 1.97%
400	Rogers Arkansas Sales & USE Tax Revenue	3.00	11/1/16	410

	Florida — 2.03%
255	Port St. Lucie Florida Utility Revenue (NATL-RE)	5.00	9/1/16	266
150	Tallahassee Florida Energy System Revenue	5.00	10/1/16	157

				423

	Illinois — 9.89%
500	Kane County Illinois Forest Preserve District, GO	4.00	12/15/15	504
425	McHenry County Illinois Conservation District, GO	5.00	2/1/20	489
475	Northbrook Illinois, GO, Series A	5.00	12/1/19	548
500	Regional Transportation Authority Revenue (AGM/GO of Authority)	5.75	6/1/16	518

				2,059

	Iowa — 7.59%
500	Ames Iowa Refunding Corp. Purpose Bonds, GO, Series A	5.00	6/1/16	515
450	Waukee Iowa Community School District, GO, Series C	5.00	6/1/19	511
500	West Des Moines Iowa, GO, Series B	5.00	6/1/18	555

				1,581

	Maryland — 2.52%
450	Maryland State, GO, Series A	5.00	3/1/20	524

	Massachusetts — 2.56%
525	Ashburnham Massachusetts, GO	5.00	1/15/16	532

	Michigan — 12.34%
400	Michigan State Finance Authority Revenue, Trinity Health Corp. Revenue	5.00	12/1/18	448
1,000	Michigan State, GO, Series A	4.00	11/1/16	1,038
500	Michigan State Trunk Line Revenue (NATL-RE/FGIC)	5.25	11/1/15	502
500	Oakland University Michigan Revenue	5.00	3/1/21	583

				2,571

	Nevada — 2.63%
535	Las Vegas Valley Nevada Water District, GO, Series B	4.00	6/1/16	548

	New Jersey — 0.70%
130	South Brunswick Township New Jersey, GO	4.00	9/1/20	145

	New Mexico — 2.62%
500	New Mexico Finance Authority State Transportation Revenue, Series A-2	5.00	12/15/17	546

	New York — 12.61%
525	Albany NY, GO, Series A	3.00	6/1/17	546
400	New York City, GO, Series B (AMBAC)	5.00	8/15/18	446
310	New York City Transitional Finance Authority Future Tax Secured Revenue, Series D, ETM (Pre-Refunded/Escrowed to Maturity)	5.00	11/1/17	338
1,190	New York City Transitional Finance Authority Future Tax Secured Revenue, Series D	5.00	11/1/17	1,296

				2,626

	Pennsylvania — 4.34%
475	Pleasant Valley Pennsylvania School District, GO (State Aid Withholding)	5.00	5/1/18	523
380	South Eastern Pennsylvania School District York County, GO (State Aid Withholding)	2.00	2/15/16	382

				905

	Tennessee — 2.69%
525	Tennessee State School Bond Authority Revenue, Series A	4.00	11/1/17	561

	Texas — 8.27%
745	College Station Texas, GO	5.00	2/15/16	757
450	Goose Creek Texas Consolidated Independent School District, GO, Callable 2/15/21 @ 100.00 (PSF-GTD)	5.00	2/15/22	528
400	Hurst-Euless-Bedford Texas Independent School District, GO (PSF-GTD)	5.00	8/15/17	432

				1,717

	Utah — 2.51%
500	Washington County Utah Water Conservancy District Revenue	5.25	10/1/16	524

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — September 30, 2015 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Virginia — 1.25%
$250	Virginia State Commonwealth Transportation Board Revenue, Series B	5.00	9/15/16	$261

	Washington — 12.38%
475	Clark County Washington Public Utilities District No. 1 System Revenue	5.00	1/1/18	518
275	King County Washington, GO, Series B	4.00	12/1/16	287
350	King County Washington Sewer Revenue, Callable 7/1/20 @ 100.00	5.00	1/1/22	405
500	Tacoma Washington Electric System Revenue, Series A	4.00	1/1/20	554
800	Washington State Health Care Facilities Authority, Catholic Health Revenue, Series A	5.00	2/1/16	812

				2,576

	Wisconsin — 3.78%
600	Madison Wisconsin Area Technical College, Promissory Notes, GO, Series B	3.00	3/1/16	607
175	Wisconsin State Clean Water Revenue, Series 3	5.00	6/1/16	180

				787

	Total Municipal Bonds			20,491

	Mutual Fund — 0.48%
98,940	SSgA Treasury Money Market Fund (a)	0.00		99

	Total Mutual Fund			99

	Total Investments (cost $20,388) — 98.90%			20,590
	Other assets in excess of liabilities — 1.10%			230

	Net Assets — 100.00%			$20,820

(a)	The rate disclosed is the rate in effect on September 30, 2015.

AGM—Assured Guaranty Municipal Corporation

AMBAC—American Municipal Bond Assurance Corporation

ETM—Escrowed to Maturity

FGIC—Financial Guaranty Insurance Company

GO—General Obligation

NATL-RE—Reinsurance provided by National Reinsurance

PSF-GTD—Public School Fund Guaranteed

As of September 30, 2015, 100% of the Portfolio’s net assets were managed by Breckinridge Capital Advisors, Inc.

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — September 30, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 93.89%
	Alabama — 2.50%
$1,500	Alabama State Public School & College Authority Revenue, Series A	5.00	5/1/18	$1,658
2,500	Alabama State Public School & College Authority Revenue, Series B	5.00	1/1/19	2,814
2,500	Birmingham Alabama Waterworks Board Water Revenue, Series A, Callable 1/1/19 @ 100.00 (Assured GTY)	5.00	1/1/21	2,826
2,920	Birmingham Alabama Waterworks Board Water Revenue, Series A, Callable 1/1/19 @ 100.00 (Assured GTY)	5.00	1/1/22	3,300

				10,598

	Alaska — 0.62%
2,265	Alaska Industrial Development & Export Authority Revenue, Revolving Fund, Series A , Callable 4/1/20 @ 100.00 (GO of Authority)	5.25	4/1/22	2,615

	Arizona — 0.85%
1,500	Phoenix Arizona Civic Improvement Corp. Wastewater System Revenue, Junior Lien	5.00	7/1/21	1,782
1,625	Phoenix Arizona Civic Improvement Corp. Transportation Excise Tax Revenue	5.00	7/1/18	1,806

				3,588

	Arkansas — 0.32%
1,200	Arkansas State Development Finance Authority Hospital Revenue, Series B	5.00	2/1/23	1,367

	California — 11.00%
5,000	California State, GO , Callable 4/1/19 @ 100.00	5.50	4/1/21	5,770
5,000	California State, GO , Callable 10/1/19 @ 100.00	5.25	10/1/20	5,819
3,325	California State Department of Water Resources Revenue, Central Valley Project	5.25	7/1/22	3,337
1,000	California State Public Works Board Lease Revenue, Department of Forestry & Fire, Series E	5.00	11/1/22	1,086
1,000	California State Public Works Board Lease Revenue, Series B	5.00	10/1/21	1,186
565	California Statewide Communities Development Authority, Multi-Family, Pioneer Park, Series T, AMT (GNMA)	6.10	12/20/20	566
1,480	Los Angeles California Wastewater System Revenue, Series D	5.00	6/1/21	1,765
2,500	Los Angeles California Department of Water & Power System Revenue, Series A	5.00	7/1/20	2,934
1,650	Los Angeles California Department of Water & Power System Revenue, Series A	5.00	7/1/21	1,973
5,000	Los Angeles California Harbor Department Revenue, Series C, Callable 8/1/19 @ 100.00	5.25	8/1/22	5,761
1,250	North Natomas California Community Facilities District Special Tax Revenue, Series E	5.00	9/1/18	1,360
5,000	Orange County California Sanitation District Wastewater Revenue, Series A	5.00	2/1/22	6,031
2,500	San Francisco California City & County Airports Commission International Terminal Revenue, AMT	5.25	5/1/18	2,769
3,925	San Francisco California City & County Airports Commission International Terminal Revenue, Series F, AMT, Callable 5/1/21 @ 100.00	5.00	5/1/22	4,523
65	University of California Revenue, Series Q , Callable 5/15/17 @ 100.00	5.25	5/15/23	70
1,500	University of California Revenue, Series AO	5.00	5/15/20	1,758

				46,708

	Colorado — 1.24%
3,495	Colorado State Educational & Cultural Facilities Authority Revenue, Series B	5.00	4/1/19	3,937
1,150	Denver City & County Colorado Airport Revenue, Series A, AMT, Callable 7/1/16 @ 100.00	5.00	11/15/19	1,309

				5,246

	Connecticut — 0.70%
2,500	Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure, Series A	5.00	9/1/21	2,951

	Florida — 8.11%
2,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1	5.00	6/1/19	2,257
2,500	Citizens Property Insurance Corp. Florida Revenue, Senior Secured Bonds, Series A-1	5.00	6/1/19	2,820
5,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1, Callable 12/1/19 @ 100.00	5.00	6/1/20	5,676
1,795	Clearwater Florida Water & Sewer Revenue, Series B	5.00	12/1/17	1,956
2,000	Florida State Municipal Power Agency Revenue, Series A, Callable 10/1/19 @ 100.00	5.25	10/1/22	2,305
4,435	Florida State Turnpike Authority Revenue, Department of Transportation, Series C	5.00	7/1/20	5,173
1,100	JEA Florida Electric System Revenue, Series A	5.00	10/1/20	1,283
1,600	Lee County Florida Transportation Facilities Revenue (AGM)	5.00	10/1/20	1,865
4,570	Miami-Dade County Florida Aviation Revenue, Series A	5.00	10/1/21	5,284
2,000	Orange Country Florida Tourist Development Tax Revenue	5.00	10/1/20	2,336

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Florida (continued)
$1,845	Palm Beach County Florida School Board, Series D	5.00	8/1/21	$2,169
1,155	Tampa Bay Florida Water Regional Supply Authority Utility System Revenue	5.00	10/1/20	1,357

				34,481

	Georgia — 4.10%
1,000	Atlanta Georgia Development Authority revenue, Series A-1	5.00	7/1/23	1,198
3,650	Atlanta Georgia Water & Wastewater Revenue, Series A, Callable 11/1/19 @ 100.00 (ETM)	6.00	11/1/21	4,375
1,700	Atlanta Georgia Water & Wastewater Revenue, Series B	5.00	11/1/19	1,957
3,050	Georgia State Municipal Gas Authority Revenue, Gas Portfolio III Project, Series U	5.00	10/1/21	3,587
4,500	Metropolitan Atlanta Georgia Rapid Transit Authority Sales Tax Revenue, Series A (NATL-RE)	5.00	7/1/19	5,134
1,000	Municipal Electric Authority of Georgia Revenue, Series D , Callable 7/1/18 @ 100.00	5.75	1/1/19	1,129

				17,380

	Idaho — 0.06%
260	Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series B, Class III, AMT	5.40	7/1/28	264

	Illinois — 3.55%
2,550	Chicago Illinois Certificates of Participation, Tax Increment Allocation Revenue, Diversey/Narragansett Project, Series NT, Callable 11/12/15 @ 100.00 (a)	7.46	2/15/26	1,757
1,205	City of Chicago Illinois Water Revenue	4.00	11/1/19	1,270
1,000	Chicago Illinois Water Revenue	4.00	11/1/21	1,042
1,500	Illinois State Finance Authority Revenue, University of Chicago, Series A	5.00	10/1/20	1,752
2,500	Illinois State Sales Tax Revenue (NATL-RE)	5.75	6/15/18	2,787
2,490	Railsplitter Tobacco Settlement Authority Illinois Revenue	5.00	6/1/17	2,642
3,500	Railsplitter Illinois Tobacco Settlement Authority Revenue	5.00	6/1/18	3,809

				15,059

	Indiana — 0.97%
1,000	Indiana State Finance Authority Revenue, Stadium Project, Series A	5.00	2/1/23	1,195
1,655	Indianapolis Indiana Thermal Energy System Revenue (AGM)	5.00	10/1/17	1,788
1,000	Richmond Indiana Hospital Authority Revenue, Reid Hospital & Health Care, Series A	5.00	1/1/21	1,156

				4,139

	Kansas — 0.28%
1,185	Kansas State Department of Transportation Highway Revenue, Series B-5 (b)	0.53	9/1/19	1,182

	Louisiana — 2.63%
1,000	Louisiana Stadium & Exposition District, Series A	5.00	7/1/18	1,107
2,850	Louisiana State Citizens Property Insurance Corp. Revenue (AGM)	5.00	6/1/22	3,341
6,000	Tobacco Settlement Financing Corp. Louisiana Revenue, Series A	5.00	5/15/19	6,677

				11,125

	Massachusetts — 6.29%
4,730	Massachusetts State Educational Financing Authority Revenue, Series K	5.00	7/1/19	5,240
2,315	Massachusetts State Development Finance Agency Revenue, Bentley University , Callable 7/1/20 @ 100.00	5.00	7/1/21	2,645
2,180	Massachusetts State Development Finance Agency Revenue, Bentley University , Callable 7/1/20 @ 100.00	5.00	7/1/22	2,487
2,920	Massachusetts State Development Finance Agency Revenue, Tufts Medical Center, Inc., Series I	5.25	1/1/21	3,346
4,170	Massachusetts State Health & Educational Facilities Authority Revenue, Northeastern University, Series A	5.00	10/1/17	4,507
1,390	Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts Eye & Ear Infirmary, Series C	5.00	7/1/18	1,501
1,250	Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts Eye & Ear Infirmary, Series C	5.00	7/1/19	1,374
5,000	Massachusetts State School Building Authority Sales Tax Revenue, Series B	5.00	10/15/18	5,619

				26,719

	Michigan — 5.69%
2,300	Michigan State Finance Authority Revenue, Beaumont Health Credit Group	4.00	8/1/20	2,528
2,000	Michigan State Finance Authority Revenue, Detroit School District, Series A (Q-SBLF)	5.00	5/1/21	2,303
4,000	Michigan State Finance Authority Revenue, Series D1 (AGM)	5.00	7/1/21	4,582
6,000	Michigan State Finance Authority Revenue, Series B, Callable 7/1/18 @ 100.00	5.00	7/1/21	6,675

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Michigan (continued)
$2,000	Michigan State, GO, Series A	5.00	11/1/19	$2,300
2,530	Michigan State Trunk Line Revenue	5.00	11/15/18	2,841
1,665	Wayne County Michigan Airport Authority Revenue, Detroit Metropolitan Airport, Junior Lien, AMT, Callable 12/1/17 @ 100.00 (NATL-RE/FGIC)	5.00	12/1/22	1,795
1,000	Wayne County Michigan Airport Authority Revenue, Series A, AMT	5.00	12/1/19	1,121

				24,145

	Minnesota — 0.26%
1,000	Western Minnesota Municipal Power Agency Revenue, Series A	4.00	1/1/19	1,094

	Missouri — 1.53%
2,500	Kansas City Missouri Airport Revenue, Series A, AMT	5.00	9/1/20	2,879
1,600	Missouri State Joint Municipal Electric Utility Commission Power Project Revenue, Series A	5.00	1/1/21	1,873
1,500	Missouri State Development Finance Board Infrastructure Facilities Revenue, Branson Landing Project, Series A	5.00	6/1/20	1,723

				6,475

	Nevada — 1.35%
4,865	Las Vegas Valley Nevada Water District, GO, Series A	5.00	6/1/21	5,744

	New Jersey — 2.46%
750	New Jersey State Health Care Facilities Financing Authority Revenue, Virtua Health, Inc.	5.00	7/1/19	845
3,750	New Jersey State Economic Development Authority Revenue, School Facilities Construction, Series NN	5.00	3/1/21	4,017
5,000	New Jersey State Higher Education Assistance Authority Senior Revenue, Series 2015-1A	5.00	12/1/20	5,558

				10,420

	New Mexico — 0.83%
1,000	New Mexico State Municipal Energy Acquisition Authority Gas Supply Revenue, Series B (RBC: ROYAL BANK OF CANADA) (b)	0.78	2/1/19	997
2,500	New Mexico State Municipal Energy Acquisition Authority Gas Supply Revenue, Callable 2/1/19 @ 100.00 (SPA) (b)	0.88	11/1/39	2,498

				3,495

	New York — 11.85%
2,110	Metropolitan Transportation Authority New York Revenue, Series A-1	5.00	11/15/22	2,526
1,500	Metropolitan Transportation Authority New York Revenue, Series C	5.00	11/15/18	1,682
2,000	Metropolitan Transportation Authority New York Revenue, Series B	5.00	11/15/22	2,394
3,020	New York State, GO, Series E, Callable 8/1/19 @ 100.00	5.00	8/1/21	3,458
3,250	New York State, GO, Series G	5.00	8/1/19	3,711
2,500	New York City Health & Hospital Corp. Revenue, Health System, Series A, Callable 2/15/20 @ 100.00 (GO of Corp.)	5.00	2/15/22	2,866
2,000	New York City Transitional Finance Authority Future Tax Revenue, Series E	5.00	11/1/18	2,247
1,520	New York City Transitional Finance Authority Building AID Revenue, Series S-2 (State Aid Withholding)	5.00	7/15/21	1,798
325	New York State Housing Finance Agency Revenue, St. Philips Housing, Series A (FNMA)	4.05	11/15/16	327
1,165	New York State Dormitory Authority Revenues Non State Supported Debt, Icahn School of Medicine at Mount Sinai, Series A	5.00	7/1/21	1,345
2,500	New York State Dormitory Authority State Personal Income Tax Revenue, Series A	5.00	2/15/19	2,831
2,400	New York State Dormitory Authority State Personal Income Tax Revenue, Series E	5.00	3/15/20	2,782
1,200	New York State Thruway Authority Revenue, Series J	5.00	1/1/20	1,378
5,000	New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Series A	5.00	5/1/19	5,643
2,000	Port Authority of New York & New Jersey NY Revenue, Consolidated 185th, AMT	5.00	9/1/22	2,350
4,500	Port Authority of New York & New Jersey NY Revenue, Consolidated 185th, AMT	5.00	9/1/23	5,310
3,000	Sales Tax Asset Receivable Corp. NY Revenue, Series A	5.00	10/15/19	3,462
2,500	Triborough New York Bridge & Tunnel Authority Revenue, Series 2003B-2 , Callable 6/3/19 @ 100.00 (b)(c)	0.48	1/1/33	2,449
1,500	Triborough New York Bridge & Tunnel Authority Revenue, Series A (GO of Authority)	5.00	11/15/18	1,688

				50,247

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — September 30, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Ohio — 3.22%
$6,535	Kent State University Revenue, Series B, Callable 5/1/19 @ 100.00 (Assured GTY)	5.00	5/1/22	$7,377
990	Mahoning County Ohio Hospital Facilities Revenue, Western Reserve Care System, ETM (MBIA)	5.50	10/15/25	1,173
2,500	Montgomery County Ohio Revenue, Miami Valley Hospital, Series A, Callable 11/15/20 @ 100.00	5.75	11/15/22	2,983
1,875	Ohio State Capital Facilities Lease Appropriation Revenue, Administrative Building Fund Project, Series A	5.00	10/1/18	2,095

				13,628

	Pennsylvania — 3.48%
1,230	Montgomery County Pennsylvania Industrial Development Authority Revenue, Acts Retirement-Life Communities, Inc., Series B, Callable 11/15/16 @ 100.00	5.00	11/15/17	1,284
2,960	Pennsylvania State Economic Development Finance Authority, Unemployment Compensation Revenue, Series B, Callable 1/1/18 @ 100.00	5.00	7/1/21	3,229
2,500	Pennsylvania Intergovernmental Cooperative Authority, Special Tax Revenue	5.00	6/15/18	2,775
3,000	Philadelphia Pennsylvania Gas Works Revenue	5.00	8/1/21	3,446
1,590	Pittsburgh Pennsylvania Water & Sewer Authority Revenue, First Lien, Series A (AGM)	5.00	9/1/19	1,797
2,000	University of Pittsburgh Revenue, Commonwealth Systems of Higher Education, Series B, Callable 3/15/19 @ 100.00 (GO of University)	5.50	9/15/21	2,305

				14,836

	South Carolina — 0.93%
3,500	Piedmont Municipal Power Agency Electric Revenue, Series A-2 , Callable 1/1/21 @ 100.00	5.00	1/1/22	3,998

	South Dakota — 0.02%
80	Heartland Consumers Power District South Dakota Electric Revenue, ETM (ETM)	6.38	1/1/16	81

	Texas — 14.36%
1,650	Allen Texas Independent School District, GO (PSF-GTD)	5.00	2/15/21	1,953
1,000	Austin Texas Community College District, GO	5.00	8/1/23	1,211
3,500	Dallas-Fort Worth Texas International Airport Revenue, Series E, AMT	5.00	11/1/19	3,966
20	Dallas Texas, GO, Series A, ETM (ETM)	5.00	2/15/18	22
2,090	Dickinson Texas Independent School District, GO (PSF-GTD)	5.00	2/15/21	2,465
1,000	El Paso Texas Water & Sewer Revenue	5.00	3/1/22	1,192
5,000	Fort Worth Texas Independent School District, GO, Callable 2/15/18 @ 100.00 (PSF-GTD)	5.00	2/15/21	5,506
2,800	Fort Worth Texas Water & Sewer Revenue	5.00	2/15/19	3,169
3,235	Harris County Houston Texas Sports Authority Revenue, Series A	5.00	11/15/20	3,743
1,450	Houston Texas Community College Revenue	5.00	4/15/21	1,695
2,000	Houston Texas Hotel Occupancy Tax & Special Revenue, Series A	5.00	9/1/20	2,299
2,500	Houston Texas Utility System Revenue (b)	0.92	5/15/34	2,486
1,000	Love Field Texas Airport Modernization Corp. General Airport Revenue, AMT	5.00	11/1/22	1,182
1,000	Lower Colorado River Texas Authority Transmission Contract Revenue	5.00	5/15/21	1,168
1,000	Lower Colorado River Texas Authority Transmission Contract Revenue	5.00	5/15/22	1,179
3,400	North East Texas Independent School District, GO (PSF-GTD)	5.00	2/1/20	3,933
1,695	North Texas Tollway Authority Revenue, Series A	5.00	1/1/22	1,994
2,500	North Texas Tollway Authority Revenue, Series A	5.00	1/1/22	2,909
2,345	Retama Texas Development Corp., Special Facilities Revenue, ETM (ETM)	8.75	12/15/18	2,890
2,000	San Antonio Texas, GO	5.00	2/1/20	2,318
4,150	San Antonio Texas Electricity & Gas Revenue, Junior Lien	5.00	2/1/20	4,799
2,500	San Antonio Texas Electricity & Gas Revenue, Series D	5.00	2/1/18	2,744
1,175	San Antonio Texas Water Revenue, Junior Lien, Series A	5.00	5/15/22	1,408
2,500	Texas State College Student Loan, GO, AMT	5.50	8/1/19	2,899
1,500	Texas State Transportation Commission Highway Fund Revenue, Series A	5.00	4/1/19	1,704

				60,834

	Utah — 0.03%
135	Utah Housing Corp., Single Family Mortgage, Series D-2, Class III, AMT, Callable 11/12/15 @ 100.00	5.00	7/1/18	135

	Washington — 3.69%
1,155	Energy Northwest Washington Electric Revenue, Columbia Generating Station, Series A	5.00	7/1/20	1,349

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — September 30, 2015 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Washington (continued)
$1,070	Grant County Washington Public Utilities District #2 Priest Rapids Hydro Electric Revenue, Series B, AMT	5.00	1/1/20	$1,218
1,650	Grant County Washington Public Utilities District #2 Priest Rapids Hydro Electric Revenue, Series B, AMT	5.00	1/1/21	1,912
1,420	Grant County Washington Public Utilities District #2 Priest Rapids Hydro Electric Revenue, Series B, AMT	5.00	1/1/22	1,658
1,000	Port of Seattle Washington, GO, AMT, Callable 6/1/21 @ 100.00	5.25	12/1/21	1,171
1,000	Port of Seattle Washington Revenue, Series C, AMT	5.00	4/1/22	1,159
2,500	Washington State, GO, Series B	5.00	7/1/23	3,037
2,500	Washington State Motor Vehicle Fuel Tax, GO, Series C	5.00	2/1/21	2,953
1,000	Washington State Health Care Facilities Authority Revenue, Providence Health & Services, Series B	5.00	10/1/19	1,145

				15,602

	Wisconsin — 0.97%
1,000	Wisconsin State Health & Educational Facilities Authority Health Facilities Revenue, Unity Point Health, Series A	5.00	12/1/21	1,179
2,500	Wisconsin State, GO, Series B	5.00	5/1/20	2,908

				4,087

	Total Municipal Bonds			398,243

	Corporate Bond — 0.00%
3,939	ASC Equipment (Trading Companies & Distributors) *(d)(e)	5.13	3/1/08	—

	Total Corporate Bond			—

	Mutual Fund — 4.85%
20,558,856	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares (f)	0.00		20,559

	Total Mutual Fund			20,559

	Total Investments (cost $409,421) — 98.74%			418,802
	Other assets in excess of liabilities — 1.26%			5,362

	Net Assets — 100.00%			$424,164

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on September 30, 2015 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolios of Investments.
(a)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed illiquid by the Specialist Manager and represents 0.42% of the Portfolio’s net assets.
(b)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2015. The maturity date represents actual maturity date.
(c)	Continuously callable.
(d)	Escrow security due to bankruptcy.
(e)	Issuer has defaulted on the payment of principal and interest. These securities have been deemed illiquid by the Specialist Manager and represents 0.00% of the Portfolio’s net assets.
(f)	The rate disclosed is the rate in effect on September 30, 2015.

AGM—Assured Guaranty Municipal Corporation

AMT—Alternative Minimum Tax

ETM—Escrowed to Maturity

FGIC—Financial Guaranty Insurance Company

FNMA—Federal National Mortgage Association

GNMA—Government National Mortgage Association

GO—General Obligation

GTY—Guaranty

MBIA—Municipal Bond Insurance Association

NATL-RE—Reinsurance provided by National Reinsurance

PSF-GTD—Public School Fund Guaranteed

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Intermediate Term Municipal Bond Portfolio	Standish Mellon Asset Management Company	HC Capital Solutions	Total
Municipal Bonds	93.89%	—	93.89%
Corporate Bond	0.00%	—	0.00%
Mutual Fund	—	4.85%	4.85%
Other Assets (Liabilities)	1.27%	-0.01%	1.26%

Total Net Assets	95.16%	4.84%	100.00%

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments — September 30, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 93.73%
	Alabama — 8.32%
$1,500	Alabama State Public School & College Authority Revenue, Series A	5.00	5/1/19	$1,704
1,235	Birmingham Alabama, GO, Series A, Callable 6/1/24 @ 100.00	5.00	12/1/26	1,478
1,415	Birmingham Alabama Special Care Facilities Financing Authority Health Care Revenue, Children’s Hospital of Alabama, Callable 6/1/25 @ 100.00	5.00	6/1/29	1,629
1,000	Pell City Alabama, GO, Series A, Callable 2/1/25 @ 100.00	5.00	2/1/26	1,194
500	Tuscaloosa Alabama, GO, Series C	3.00	1/1/18	523

				6,528

	Arizona — 0.20%
140	Yuma County Arizona Jail District Revenue, Pledge Obligation	5.00	7/1/20	154

	California — 1.49%
620	California State Department Water Resources Power Supply Revenue, Series L , Callable 5/1/20 @ 100.00 (ETM)	5.00	5/1/22	728
380	California State Department Water Resources Power Supply Revenue, Series L , Callable 5/1/20 @ 100.00	5.00	5/1/22	440

				1,168

	Florida — 16.42%
1,550	Florida Water Pollution Control Financing Corp. Revenue, Series A	5.00	7/15/16	1,608
400	JEA Florida Electric System Revenue, Series A	5.00	10/1/15	400
1,400	Lee County Florida School Board Certificates of Participation, Series A, Callable 8/1/24 @ 100.00	5.00	8/1/27	1,627
895	Lee County Florida Water & Sewer Revenue Certification of Participation	4.00	10/1/15	895
1,000	Miami-Dade County Florida, GO, Series A , Callable 11/1/24 @ 100.00	5.00	11/1/27	1,196
1,750	Miami-Dade County Florida School Board, Series A, Callable 11/1/16 @ 100.00 (Insurance/Program - AMBAC)	5.00	11/1/31	1,833
1,000	Miami-Dade County Florida Water & Sewer Revenue, Series B (AGM)	5.25	10/1/20	1,175
1,085	Orange County Florida School Board Certificates of Participation, Series A	5.00	8/1/23	1,313
1,000	Palm Beach County Florida Public Improvement Revenue, Series 2	5.00	11/1/16	1,049
1,500	West Palm Beach Florida Utility System Revenue, Series A, Callable 10/1/21 @ 100.00	5.00	10/1/22	1,784

				12,880

	Hawaii — 2.24%
1,500	Honolulu City & County Hawaii, GO, Series B, Callable 12/1/20 @ 100.00	5.00	12/1/23	1,755

	Idaho — 1.92%
1,285	Idaho State Housing & Finance Association, Grant & Revenue Anticipation Federal Highway Trust, Series A	5.00	7/15/22	1,510

	Illinois — 1.71%
1,325	DuPage & Cook Counties Illinois Community Unit School District #205, GO (NATL-RE)	5.50	1/1/16	1,341

	Maryland — 1.93%
1,330	Maryland State Transportation Authority Revenue, Transportation Facilities Project, Series A	5.00	7/1/19	1,518

	Massachusetts — 1.54%
1,000	Massachusetts Bay Transportation Authority Sales Tax Revenue, Series B	5.25	7/1/21	1,207

	Michigan — 1.40%
1,000	Grand Rapids Michigan Community College, GO (AGM)	5.00	5/1/18	1,102

	Minnesota — 0.57%
400	Crow Wing County Minnesota, GO, Series A	5.00	2/1/19	448

	Nebraska — 1.35%
1,000	Lincoln Nebraska Waterworks Revenue	3.00	8/15/18	1,062

	Nevada — 4.17%
800	Clark County Nevada Highway Improvement Revenue	5.00	7/1/23	970
1,105	Las Vegas Valley Nevada Water District, GO, Series B	5.00	12/1/24	1,356
800	Nevada State System of Higher Education Certificates of Participation, Series A , Callable 7/1/24 @ 100.00	5.00	7/1/26	945

				3,271

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments (concluded) — September 30, 2015 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	New York — 3.22%
$1,495	New York City Transitional Finance Authority Revenue, Series D, Callable 2/1/21 @ 100.00	5.25	2/1/22	$1,781
625	New York State Dormitory Authority State Personal Income Tax Revenue, Series A, Callable 2/15/24 @ 100.00	5.00	2/15/26	748

				2,529

	North Carolina — 1.30%
1,000	North Carolina State Grant Anticipation Revenue, Vehicle Garvee	5.00	3/1/16	1,019

	Ohio — 8.08%
700	American Municipal Power, Inc. Revenue, Series A, Callable 2/15/24 @ 100.00	5.00	2/15/27	811
1,600	Columbus Ohio State, GO, Series 1, Callable 7/1/23 @ 100.00	5.00	7/1/24	1,945
1,400	Cuyahoga County Ohio, GO, Series A	5.00	12/1/19	1,608
1,000	Ohio State, GO, Series B	5.00	9/15/17	1,084
750	Ohio State Building Authority State Facilities Revenue	5.00	10/1/21	889

				6,337

	Oklahoma — 2.15%
450	Oklahoma State Capital Improvement Authority State Facilities Revenue, Series A	2.00	7/1/16	456
1,150	Oklahoma State Capital Improvement Authority State Facilities Revenue, Series A	5.00	7/1/17	1,237

				1,693

	Pennsylvania — 4.83%
1,010	Lackawanna County Pennsylvania Abington Heights School District, GO (State Aid Withholding)	3.00	3/15/16	1,022
1,375	Blairsville-Saltsburg School District, GO (BAM State Aid Withholding)	5.00	3/15/23	1,616
1,000	Pennsylvania State, GO, Series A	5.00	5/1/20	1,152

				3,790

	South Carolina — 1.59%
1,100	Richland County School District No. 2, GO, Series A, Callable 2/1/19 @ 100.00 (SCSDE)	5.00	2/1/20	1,248

	Texas — 12.14%
1,250	Dallas Texas Waterworks & Sewer System Revenue, Callable 10/1/21 @ 100.00	5.00	10/1/23	1,478
1,500	Harris County Texas Cultural Education Facilities Finance Corp. Revenue, Texas Children’s Hospital, Callable 10/1/25 @ 100.00	5.00	10/1/27	1,779
300	La Porte Texas Independent School District, GO	4.00	2/15/17	314
500	Lewisville Texas Water & Sewer Revenue	3.00	2/15/17	517
1,000	San Antonio Texas Electric & Gas Systems Revenue, Series D	5.00	2/1/17	1,060
1,435	Sugar Land Texas, GO, Callable 2/15/19 @ 100.00	5.00	2/15/21	1,623
1,800	Texas State University Systems Financing Revenue	5.00	3/15/17	1,918
750	Webb County Texas, GO	4.50	2/15/19	834

				9,523

	Washington — 15.51%
500	Everett Washington Water & Sewer Revenue	5.00	12/1/17	543
1,000	King County Washington, GO	5.25	1/1/23	1,229
1,400	King County Washington Sewer Revenue, Callable 1/1/22 @ 100.00	5.00	1/1/24	1,642
750	King County Washington Sewer Revenue	5.00	1/1/20	864
1,580	Port of Seattle Washington Revenue, Intermediate Lien, Series B	5.00	6/1/18	1,748
1,150	Skagit County Washington, GO	4.00	12/1/17	1,228
1,500	Tacoma Washington Water Revenue, Series A, Callable 6/1/20 @ 100.00	5.00	12/1/22	1,729
1,800	Washington State, GO, Series R-2011-A	5.00	1/1/18	1,972
1,100	Washington State Health Care Facilities Authority Revenue, Providence Health & Services, Series A	5.00	10/1/17	1,192

				12,147

	Wisconsin — 1.65%
1,220	Menomonee Falls Wisconsin School District, GO , Callable 4/1/17 @ 100.00 (NATL-RE/FGIC)	4.75	4/1/21	1,298

	Total Municipal Bonds			73,528

	Mutual Funds — 5.24%
3,792,395	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares (a)	0.00		3,792
321,846	SSgA Treasury Money Market Fund (a)	0.00		322

	Total Mutual Funds			4,114

	Total Investments (cost $74,831) — 98.97%			77,642
	Other assets in excess of liabilities — 1.03%			808

	Net Assets — 100.00%			$78,450

(a)	The rate disclosed is the rate in effect on September 30, 2015.

AGM—Assured Guaranty Municipal Corporation

AMBAC—American Municipal Bond Assurance Corporation

FGIC—Financial Guaranty Insurance Company

GO—General Obligation

NATL-RE—Reinsurance provided by National Reinsurance

SCSDE—Insured by South Carolina School Discount Enhancement

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Intermediate Term Municipal Bond II Portfolio	Breckinridge Capital Advisors, Inc.	HC Capital Solutions	Total
Municipal Bonds	93.73%	—	93.73%
Mutual Funds	0.41%	4.83%	5.24%
Other Assets (Liabilities)	1.04%	-0.01%	1.03%

Total Net Assets	95.18%	4.82%	100.00%

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

Notes to Portfolios of Investments — September 30, 2015 (Unaudited)

1. DESCRIPTION. HC Capital Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management series investment company. The Trust is a Delaware statutory trust which was organized on December 15, 1994. As of September 30, 2015, the Trust offered twenty-one separate investment portfolios: The Value Equity Portfolio (“Value Portfolio”), The Institutional Value Equity Portfolio (“Institutional Value Portfolio”), The Growth Equity Portfolio (“Growth Portfolio”), The Institutional Growth Equity Portfolio (“Institutional Growth Portfolio”), The Small Capitalization-Mid Capitalization Equity Portfolio (“Small Cap-Mid Cap Portfolio”), The Institutional Small Capitalization-Mid Capitalization Equity Portfolio (“Institutional Small Cap-Mid Cap Portfolio”), The Real Estate Securities Portfolio (“Real Estate Portfolio”), The Commodity Returns Strategy Portfolio (“Commodity Portfolio”), The ESG Growth Portfolio (“ESG Growth Portfolio”), The International Equity Portfolio (“International Portfolio”), The Institutional International Equity Portfolio (“Institutional International Portfolio”), The Emerging Markets Portfolio (“Emerging Markets Portfolio”), The Core Fixed Income Portfolio (“Core Fixed Income Portfolio”), The Fixed Income Opportunity Portfolio (“Fixed Opportunity Portfolio”), The U.S. Government Fixed Income Securities Portfolio (“U.S. Government Fixed Income Portfolio”), The Inflation Protected Securities Portfolio (“Inflation Protected Portfolio”), The U.S. Corporate Fixed Income Securities Portfolio (“U.S. Corporate Fixed Income Portfolio”), The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (“U.S. Mortgage/Asset Backed Fixed Income Portfolio”), The Short-Term Municipal Bond Portfolio (“Short-Term Municipal Portfolio”), The Intermediate Term Municipal Bond Portfolio (“Intermediate Municipal Portfolio”) and The Intermediate Term Municipal Bond II Portfolio (“Intermediate Municipal II Portfolio) (each a “Portfolio” and collectively the “Portfolios”). The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle Callaghan & Co., LLC.

All the Portfolios in the Trust, except the Real Estate Portfolio and the ESG Growth Portfolio, are diversified portfolios under the 1940 Act. The Real Estate Portfolio and the ESG Growth Portfolio are non-diversified portfolios, which means that they may concentrate their investments in the securities of a limited number of issuers.

As is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that also permit the indemnification of parties to the contract under certain circumstances. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their Portfolios of Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Portfolio Valuation. The net asset value (“NAV”) per share of each Portfolio is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open. Each class’s NAV per share is calculated by adding the market value or fair value, as applicable, of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares.

B. Securities Valuation. Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to such procedures, the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

HC CAPITAL TRUST

Notes to Portfolios of Investments — September 30, 2015 (Unaudited) (continued)

For disclosure purposes, the Trust has a three-tier fair value hierarchy that is dependent upon the observability of various “inputs” used to determine the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical assets

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Equity Securities (Common and Preferred Stock and Exchange-Traded Funds): Readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the closing price on the exchange or at the NASDAQ Official Closing Price. If there have been no sales on such exchange, or on NASDAQ, the securities are valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the closing price and are typically categorized as Level 1 in the fair value hierarchy, or, if there have been no sales, are valued at the mean of the last reported bid and asked prices and are typically categorized as Level 2 in the fair value hierarchy.

Securities listed on a foreign exchange are valued at the closing price on that exchange provided that where the prices of such securities are denominated in foreign currencies, such prices are converted into U.S. dollars at the bid price of such currencies against U.S. dollars at the time of the NAV calculation. If there have been no sales on such exchange, the security is valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the NAV is calculated. Such securities may be valued at fair value in accordance with procedures adopted by the Board. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, a Portfolio may use a systematic valuation model provided by an independent third party to fair value its international securities. Such systematic valuations are typically categorized as Level 2 in the fair value hierarchy.

Mutual Funds: Mutual funds are valued at their respective daily net asset value and are typically categorized as Level 1 in the fair value hierarchy.

Fixed Income Securities (Corporate, Municipal and Foreign Bonds, U.S. Government and Agency Securities and Inflation Indexed Bonds): Fixed income securities are valued using various inputs including benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy.

Asset Backed and Mortgage Backed Securities: In addition to the inputs discussed above for fixed income securities, asset backed and mortgage backed securities are valued using new issue data, monthly payment information and collateral performance and are typically categorized as Level 2 in the fair value hierarchy.

Short-Term Obligations: Short-term obligations with maturities of 60 days or less may also be valued at amortized cost, which constitutes fair value as determined by the Board. Such securities are typically categorized as Level 2 in the fair value hierarchy.

HC CAPITAL TRUST

Notes to Portfolios of Investments — September 30, 2015 (Unaudited) (continued)

Derivative Instruments (Futures, Options, Swaps and Forward Currency Contracts): Swaps are valued using interdealer broker rates, benchmark yields, and swap details and are typically categorized as Level 2 in the fair value hierarchy. Exchange traded futures, swaps and options are valued using quoted prices from the exchange and are typically categorized as Level 1 in the fair value hierarchy. Interest rate swaptions are valued using future interest rate volatility, yield curve, and strike price and are typically categorized as Level 2 in the fair value hierarchy. Forward currency contracts are valued using market quotes posted by major currency dealers and are typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the inputs used to value the following Portfolios’ securities as of September 30, 2015 (amounts in thousands). The breakdown of investment categorization is disclosed in the Schedule of Portfolio Investments for each Portfolio.

Portfolio	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Value Portfolio
Common Stocks	$467,778	$—	$—	$467,778
Contingent Rights	—	12	—	12
Time Deposit	—	276	—	276
Mutual Funds	94,976	—	—	94,976
Repurchase Agreement	—	2,558	—	2,558

Total Investments	562,754	2,846	—	565,600

Other Financial Instruments[1]
Futures	(1,010)	—	—	(1,010)
Institutional Value Portfolio
Common Stocks	684,578	—	—	684,578
Contingent Rights	—	20	—	20
Time Deposit	—	983	—	983
Mutual Funds	146,331	—	—	146,331
Repurchase Agreement	—	3,975	—	3,975

Total Investments	830,909	4,978	—	835,887

Other Financial Instruments[1]
Futures	(2,065)	—	—	(2,065)
Growth Portfolio
Common Stocks	686,253	—	—	686,253
Time Deposit	—	10,287	—	10,287
Mutual Funds	123,287	—	—	123,287
Repurchase Agreement	—	6,106	—	6,106

Total Investments	809,540	16,393	—	825,933

Other Financial Instruments[1]
Futures	(1,692)	—	—	(1,692)
Institutional Growth Portfolio
Common Stocks	1,040,020	—	—	1,040,020
Time Deposit	—	13,508	—	13,508
Mutual Funds	178,914	—	—	178,914
Repurchase Agreement	—	364	—	364

Total Investments	1,218,934	13,872	—	1,232,806

Other Financial Instruments[1]
Futures	(3,099)	—	—	(3,099)
Small Cap-Mid Cap Portfolio
Common Stocks	82,778	—	—	82,778
Contingent Rights	—	—	—	—
Warrant	—	—	—	—
Time Deposit	—	1,947	—	1,947
Mutual Funds	10,898	—	—	10,898
Repurchase Agreement	—	753	—	753

Total Investments	93,676	2,700	—	96,376

Other Financial Instruments[1]
Futures	63	—	—	63

HC CAPITAL TRUST

Notes to Portfolios of Investments — September 30, 2015 (Unaudited) (continued)

Portfolio	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Institutional Small Cap-Mid Cap Portfolio
Common Stocks	$150,135	$—	$—	$150,135
Contingent Rights	—	—	—	—
Time Deposit	—	3,862	—	3,862
Mutual Funds	25,382	—	—	25,382
Repurchase Agreement	—	2,934	—	2,934

Total Investments	175,517	6,796	—	182,313

Other Financial Instruments[1]
Futures	119	—	—	119
Real Estate Portfolio
Common Stocks	116,467	2,170	—	118,637
Mutual Funds	13,909	—	—	13,909

Total Investments	130,376	2,170	—	132,546

Other Financial Instruments[1]
Futures	157	—	—	157
Commodity Portfolio
Common Stocks	276,793	222,197	—	498,990
Preferred Stocks	1,650	459	—	2,109
Right	—	—	—	—
Corporate Bonds	—	15,420	—	15,420
Asset Backed Securities	—	6,877	—	6,877
Collateralized Mortgage Obligations	—	7,732	—	7,732
Certificate of Deposit	—	1,402	—	1,402
Global Bonds	—	13,322	—	13,322
U.S. Treasury Obligations	—	57,557	—	57,557
Yankee Dollars	—	14,619	—	14,619
Time Deposit	—	8,774	—	8,774
Mutual Funds	151,239	—	—	151,239
Purchased Options	22	12	—	34
Repurchase Agreements	—	159,691	—	159,691

Total Investments	429,704	508,062	—	937,766

TBA Sale Commitments	—	(225)	—	(225)
Other Financial Instruments[1]
Futures	(5,530)	—	—	(5,530)
Forward Currency Contracts	—	789	—	789
Written Options & Swaptions	(214)	(112)	—	(326)
Total Return Swap Agreements	—	31	—	31
Interest Rate Swap Agreements	—	(470)	—	(470)
Commodity Forward Swap Agreements	—	(410)	—	(410)
Commodity Swap Agreements	—	(1,045)	—	(1,045)
Variance Swap Agreements	—	(11)	—	(11)
ESG Growth Portfolio
Common Stocks	54,318	62,385	—	116,703
Preferred Stock	—	55	—	55
Mutual Funds	436	—	—	436

Total Investments	54,754	62,440	—	117,194

International Portfolio
Common Stocks	34,778	1,073,396	—	1,108,174
Preferred Stocks	—	5,648	—	5,648
U.S. Treasury Obligation	—	27	—	27
Time Deposit	—	11,607	—	11,607
Mutual Funds	114,689	—	—	114,689
Repurchase Agreement	—	5,360	—	5,360

Total Investments	149,467	1,096,038	—	1,245,505

Other Financial Instruments[1]
Futures	(2,430)	—	—	(2,430)
Forward Currency Contracts	—	(1)	—	(1)

HC CAPITAL TRUST

Notes to Portfolios of Investments — September 30, 2015 (Unaudited) (continued)

Portfolio	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Institutional International Portfolio
Common Stocks	$71,032	$2,259,820	$—	$2,330,852
Preferred Stocks	1,830	9,800	—	11,630
Rights	3	—	—	3
U.S. Treasury Obligation	—	65	—	65
Time Deposit	—	15,197	—	15,197
Mutual Funds	125,745	—	—	125,745
Repurchase Agreement	—	11,344	—	11,344

Total Investments	198,610	2,296,226	—	2,494,836

Other Financial Instruments[1]
Futures	(3,878)	—	—	(3,878)
Forward Currency Contracts	—	(1)	—	(1)
Emerging Markets Portfolio
Common Stocks	242,495	1,143,967	—	1,386,462
Preferred Stocks	17,761	16,050	—	33,811
Time Deposit	—	8,819	—	8,819
Mutual Funds	101,687	—	—	101,687
Repurchase Agreement	—	17,512	—	17,512

Total Investments	361,943	1,186,348	—	1,548,291

Other Financial Instruments[1]
Futures	(1,105)	—	—	(1,105)
Core Fixed Income Portfolio
Asset Backed Securities	—	522	—	522
Collateralized Mortgage Obligations	—	1,561	—	1,561
U.S. Government Agency Mortgages	—	26,305	—	26,305
U.S. Government Agency Securities	—	1,890	—	1,890
Corporate Bonds	—	34,556	—	34,556
U.S. Treasury Obligations	—	21,035	—	21,035
Yankee Dollars	—	5,485	—	5,485
Mutual Funds	7,441	—	—	7,441

Total Investments	7,441	91,354	—	98,795

TBA Sale Commitments	—	(418)	—	(418)
Fixed Opportunity Portfolio
Asset Backed Securities	—	10,436	—	10,436
Collateralized Mortgage Obligations	—	79,310	—	79,310
U.S. Government Agency Mortgage	—	3,634	—	3,634
Corporate Bonds	—	367,018	—	367,018
Yankee Dollars	—	97,705	—	97,705
Preferred Stock	180	—	—	180
Time Deposit	—	11,670	—	11,670
Mutual Funds	236,034	—	—	236,034
Repurchase Agreement	—	15,704	—	15,704

Total Investments	236,214	585,477	—	821,691

Other Financial Instruments[1]
Futures	(194)	—	—	(194)
Forward Currency Contracts	—	(43)	—	(43)
U.S. Government Fixed Income Portfolio
U.S. Government Agency Securities	—	15,627	—	15,627
Corporate Bond	—	274	—	274
U.S. Treasury Obligations	—	193,491	—	193,491
Yankee Dollar	—	141	—	141
Time Deposit	—	230	—	230
Mutual Fund	25,971	—	—	25,971

Total Investments	25,971	209,763	—	235,734

Inflation Protected Securities Portfolio
U.S. Treasury Obligations	—	468,055	—	468,055
Mutual Funds	25,969	—	—	25,969

Total Investments	25,969	468,055	—	494,024

U.S. Corporate Fixed Income Portfolio
Corporate Bonds	—	222,860	—	222,860
Yankee Dollars	—	37,015	—	37,015
Mutual Funds	15,899	—	—	15,899

Total Investments	15,899	259,875	—	275,774

HC CAPITAL TRUST

Notes to Portfolios of Investments — September 30, 2015 (Unaudited) (continued)

Portfolio	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
U.S. Mortgage/Asset Backed Fixed Income Portfolio
Asset Backed Securities	$—	$3,647	$—	$3,647
Collateralized Mortgage Obligations	—	11,046	—	11,046
U.S. Government Agency Mortgages	—	183,091	—	183,091
Yankee Dollars	—	653	—	653
Mutual Funds	15,723	—	—	15,723

Total Investments	15,723	198,437	—	214,160

TBA Sale Commitments	—	(4,434)	—	(4,434)
Short-Term Municipal Portfolio
Municipal Bonds	—	20,491	—	20,491
Mutual Fund	99	—	—	99

Total Investments	99	20,491	—	20,590

Intermediate Municipal Portfolio
Municipal Bonds	—	398,243	—	398,243
Corporate Bond	—	—	—	—
Mutual Fund	20,559	—	—	20,559

Total Investments	20,559	398,243	—	418,802

Intermediate Municipal II Portfolio
Municipal Bonds	—	73,528	—	73,528
Mutual Funds	4,114	—	—	4,114

Total Investments	4,114	73,528	—	77,642

1	Other Financial Instruments are derivative instruments not reflected in the total investments, such as futures and currency contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument and written options and swap agreements, which are valued at fair value.

The Trust’s policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. There were no transfers from Level 2 to Level 1 as of September 30, 2015.

There were however, transfers from Level 1 to Level 2 as of September 30, 2015. On September 30, 2015, the Portfolios shown below systematically fair valued foreign securities trading on foreign stock exchanges that close before U.S. stock exchanges. The Portfolios did not systematically fair value on June 30, 2015.

Transfers from Level 1 to Level 2
Real Estate Portfolio
Common Stocks	$2,170
Commodity Portfolio
Common Stocks	212,083
International Portfolio
Common Stocks	1,068,849
Institutional International Portfolio
Common Stocks	2,220,155
Emerging Markets Portfolio
Common Stocks	1,154,407

C. Securities Transactions and Investment Income. For financial reporting purposes, portfolio securities transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recognized on the ex-dividend date and foreign dividends are recognized as soon as reliable information is available from the Portfolio’s sources. Interest income, including amortization of premium and accretion of discount on investments, is accrued daily, as earned. Realized gains and losses from securities transactions are determined by comparing the identified cost of the security lot sold to the net sales proceeds. Realized gains and losses from principal payment transactions on mortgage backed and asset backed securities are classified as investment income or loss for financial reporting purposes.

For certain securities, including real estate investment trusts, the Portfolio records distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolio records adjustments to the estimated amounts of the components of distributions to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.

D. Restricted Securities. A restricted security is a security that cannot be offered for public sale without prior registration under the Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. At September 30, 2015, Commodity Portfolio, Fixed Opportunity Portfolio and Intermediate Municipal Portfolio held illiquid restricted securities representing 0.14%, 1.01% and 0.42% of net assets, respectively. The illiquid restricted securities held as of September 30, 2015 are identified below:

HC CAPITAL TRUST

Notes to Portfolios of Investments — September 30, 2015 (Unaudited) (continued)

	Acquistion Date	Acquistion Cost (000)	Principal Amount (000)	Fair Value (000)
Commodity Portfolio
Bonos y Obligaciones del Estado, 5.85%, 1/31/22	6/5/14	$6,107	$1,000	$1,428

		$6,107		$1,428

Fixed Opportunity Portfolio
Commerical Mortgage Trust, Series 2013-CR7 Glass G 4.49%, 3/10/46	4/17/15	$2,109	$2,900	$2,095
Commerical Mortgage Trust, Series 2015-CR25 Glass F 4.70%, 8/10/48	8/20/15	1,004	1,800	1,017
Lstar Securities Investment Trust 2015 OFMZ 0.00%, 9/1/20	3/17/15	5,000	5,000	5,000

		$8,113		$8,112

Intermediate Term Municipal Bond Portfolio
Chicago, Illinois Certificates of Participation, Tax Increment Allocation Revenue, Diversey/Narragansett Project, Series NT, Callable 11/12/15 @ 100.00, 7.46%, 2/15/26	8/1/06	$2,722	$2,550	$1,757

		$2,722		$1,757

E. Repurchase Agreements. Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security and the obligation of the Portfolio to resell that security at an agreed-upon price and date. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The creditworthiness of those banks and non-bank dealers with which the Portfolios may enter into repurchase agreements are monitored in accordance with guidelines adopted by the Board, as is the market value of the securities underlying any repurchase agreement to ensure that the repurchase obligation of the seller is collateralized by an amount at least equal to the repurchase price including accrued interest. All repurchase agreements are fully collateralized by cash and/or government securities (as defined in the 1940 Act). If approved by the Adviser, repurchase agreements may also be fully collateralized by other securities that, at the time the repurchase agreement is entered into, are determined by the Board, or its authorized delegate, to be (i) issued by an issuer that has an exceptionally strong capacity to meet its obligations on the collateral, and (ii) sufficiently liquid that they can be sold by the Trust at approximately their carrying value in the ordinary course of business within seven calendar days. Master Repurchase Agreements (“MRA”) permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Portfolios. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Portfolios receive securities as collateral with a market value in excess of the repurchase price to be received by the Portfolios upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolios would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

F. TBA Purchase and Sale Commitments. Certain of the Portfolios may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBA commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities Valuation” above.

G. Derivative Instruments. Certain of the Portfolios may invest in various financial instruments including positions in forward currency contracts, financial futures contracts, options contracts and swap agreements.

HC CAPITAL TRUST

Notes to Portfolios of Investments — September 30, 2015 (Unaudited) (continued)

Forward Currency Contracts: Certain of the Portfolios may be subject to currency exchange rate risk in the normal course of pursuing their investment objectives. A Portfolio enters into forward currency contracts (“forward contracts”) for the purpose of hedging exposure to changes in foreign currency exchange rates on its holdings. A forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the forward contract fluctuates with changes in currency exchange rates. The forward contract is marked-to-market daily and the change in value is recorded by the Portfolio as unrealized appreciation or depreciation. When the forward contract is closed, the Portfolio records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. The Portfolio could be exposed to credit risk if the counterparty is unable to meet the terms of a forward contract, or market risk if the value of the currency changes unfavorably.

Financial Futures Contracts: Certain of the Portfolios may be subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may invest in financial futures contracts (“futures contracts”) as part of their investment strategies, to gain exposure to or hedge against changes in the value of equities, interest rates or foreign currencies. The Commodity Portfolio may invest in commodity-linked futures contracts to gain exposure to the commodities market. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, a Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by a Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instrument. A Portfolio recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of an imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures contracts, there is minimal counterparty credit risk to the Portfolios since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default. Securities designated as collateral for market value on futures contracts are noted in each Portfolio’s Portfolio of Investments (if applicable). Such collateral is held with the Trust’s custodian.

Purchased Options Contracts: Certain of the Portfolios may be subject to equity price risk, commodities price risk and interest rate risk in the normal course of pursuing their investment objectives. In order to reduce such risks and/or in anticipation of future purchases, including to achieve market exposure, pending direct investment in securities, certain of the Portfolios may purchase put or call options. Options contracts provide the purchaser with the right, but not the obligation, to buy or sell (call or put option, respectively) a financial instrument at the exercise price.

Written Options Contracts: Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. In order to reduce such risks and/ or anticipation of future purchases, including to achieve market exposure, pending direct investment in securities, certain of the Portfolios may write put or call options. Premiums received from written options contracts are recorded as liabilities and are marked-to-market to the current value of the options written. When writing an option, the Portfolio bears the market risk of unfavorable changes in the price of the underlying instrument.

With exchange-traded options, there is minimal counterparty credit risk to the Portfolios since the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. With over-the-counter options, the Portfolios bear the risk that counterparties will be unable to perform under the terms of the contracts.

The Commodity Portfolio had the following transactions in written call and put options during the quarter ended September 30, 2015:

Commodity Portfolio	Number of Contracts	Notional Amount (000)[1]	Premiums Received (000)
Options outstanding at June 30, 2015	(4,780,190)	$(26,700)	$(463)
Options written	(2,925,460)	(45,400)	(453)
Options exercised	—	—	—
Options expired	(44,957,914)	66,630	181
Options closed	28,802,561	—	319

Options outstanding at September 30, 2015	(23,861,003)	$(5,470)	$(416)

[1]	Includes swaptions.

HC CAPITAL TRUST

Notes to Portfolios of Investments — September 30, 2015 (Unaudited) (continued)

Swap Agreements: Certain of the Portfolios may enter into swap agreements (“swaps”) for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency. A swap is a two-party contract entered into for periods ranging from one day to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Interest Rate Swaps: Certain of the Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because certain Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. In order to reduce such risks, certain Portfolios may enter into interest rate swaps. Interest rate swaps involve the exchange of commitments to pay and receive a fixed or floating rate of interest based on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect their value or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the swap’s remaining life.

Total Return Swaps: Certain of the Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. In order to reduce such risks, certain Portfolios may enter into total return swaps to gain or mitigate exposure to the underlying securities or indices. In “long” total return swaps, the counterparty generally agrees to pay the Portfolio the amount, if any, by which the notional amount of the swaps would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Portfolio agrees to pay to the counterparty an amount equal to a fixed or floating rate of interest on the notional amount of the swaps plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Total return swaps do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a Portfolio’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess, is maintained at the broker-dealer or the Portfolio’s custodian. Until a total return swap is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Portfolio on the notional amount are recorded as “unrealized appreciation or depreciation on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap transactions.” A Portfolio may enter into total return swaps that provide the opposite return of its benchmark index or security (“short” the index or security). Its operations are similar to those swaps disclosed above except that the counterparty pays interest to the Portfolio on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap plus, in certain instances, the Portfolio agrees to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted against any unrealized appreciation or depreciation to determine the value of the swaps.

Variance Swaps: Certain of the Portfolios may invest in variance swaps to gain or mitigate exposure to the underlying reference securities. Variance swaps involve two parties agreeing to exchange cash flows based on the measured variance (or square of the volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swaps is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price.

HC CAPITAL TRUST

Notes to Portfolios of Investments — September 30, 2015 (Unaudited) (continued)

As a payer of the realized price variance, a Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price. This type of swap is essentially a forward contract on the future realized price variance of the underlying asset.

The primary risks associated with the use of swaps are an imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform under the agreement. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The Portfolio will bear the counterparty risk, i.e., risk of loss of the net amount, if any, expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The unrealized gain or loss at September 30, 2015 is disclosed in the swap tables included in the Portfolios of Investments.

H. Inflation Indexed Bonds. Certain of the Portfolios may invest in inflation-indexed bonds, which are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation.

I. Bank Loans. Certain Portfolios may invest in bank loans, which generally have interest rates which are reset periodically by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate, and secondarily the prime rate offered by one or more major U.S. banks and the certificate of deposit rate or other base lending rates used by commercial lenders. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the remaining maturity may be considerably less than the stated maturity shown in the Portfolio of Investments.

All or a portion of any bank loans may be unfunded. The Portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the Portfolio must have funds sufficient to cover its contractual obligation. These unfunded loan commitments, which are marked-to-market daily, are presented in the Portfolio of Investments. At September 30, 2015, none of the Portfolios invested in bank loans.

J. Securities Lending. Certain of the Portfolios may lend from their total assets in the form of their portfolio securities to broker-dealers under contracts calling for collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Portfolios will continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Portfolios pay various fees in connection with the investment of the collateral. Any voting rights, or rights to consent, relating to securities loaned, pass to the borrower. Currently cash collateral received by a Portfolio in securities lending transactions may only be invested in repurchase agreements or money market funds investing in U.S. Treasury Obligations. A Portfolio bears the risk of such investments. Securities on loan at September 30, 2015 are presented in the Portfolio of Investments.

Securities lending transactions are entered into by a Portfolio under a Master Securities Lending Agreement (“MSLA”) which permits the Portfolio, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Portfolio to the same counterparty against amounts to be received and create a net payment due to or from the Portfolio.

K. Basis for Consolidation for the Commodity Portfolio. The HC Commodity Related Securities Fund, Ltd. and the HC Commodity Related Securities Fund II, Ltd. (the “Funds”) are incorporated as Cayman Islands exempted companies. The Funds are wholly-owned subsidiaries of the Commodity Portfolio and act as investment vehicles for the Commodity Portfolio for the purpose of effecting certain commodity-linked investments consistent with its investment objectives. The Funds may invest in commodity-linked derivative instruments including options, futures and swaps. The Funds may also invest in debt securities, some of which are intended to serve as margin or collateral for the Funds’ derivative positions.

HC CAPITAL TRUST

Notes to Portfolios of Investments — September 30, 2015 (Unaudited) (continued)

Under the Articles of Association of each of the Funds, shares issued by the Funds give the Commodity Portfolio, as the sole shareholder, the right to receive notice of, to attend, and to vote at general meetings of the Funds, the right to participate in the profits of the Funds and rights to the assets of the Funds in the event that they are liquidated.

The Commodity Portfolio’s investments in these Funds have been consolidated and include the portfolio holdings of the underlying Funds.

3. FEDERAL INCOME TAXES. As of September 30, 2015, the cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation on securities, for federal income tax purposes, were as follows (amounts in thousands):

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and the difference between book and tax accretion methods for market discount.

Portfolio	Tax Cost of Securities	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Tax Unrealized Appreciation/ (Depreciation)
Value Portfolio	$546,151	$63,740	$(44,291)	$19,449
Institutional Value Portfolio	811,660	89,922	(65,695)	24,227
Growth Portfolio	672,451	173,351	(19,869)	153,482
Institutional Growth Portfolio	1,051,654	213,508	(32,356)	181,152
Small Cap-Mid Cap Portfolio	85,479	20,012	(9,115)	10,897
Institutional Small Cap-Mid Cap Portfolio	157,352	37,568	(12,607)	24,961
Real Estate Portfolio	113,670	20,126	(1,250)	18,876
Commodity Portfolio	1,101,146	21,560	(184,940)	(163,380)
ESG Growth Portfolio	129,464	629	(12,899)	(12,270)
International Portfolio	1,311,183	111,064	(176,742)	(65,678)
Institutional International Portfolio	2,696,218	187,317	(388,699)	(201,382)
Emerging Markets Portfolio	1,961,421	41,532	(454,662)	(413,130)
Core Fixed Income Portfolio	98,902	1,075	(1,182)	(107)
Fixed Opportunity Portfolio	875,582	4,338	(58,229)	(53,891)
U.S. Government Fixed Income Portfolio	231,416	4,771	(453)	4,318
Inflation Protected Portfolio	501,571	223	(7,770)	(7,547)
U.S. Corporate Fixed Income Portfolio	281,647	458	(6,331)	(5,873)
U.S. Mortgage/Asset Backed Fixed Income Portfolio	211,202	3,689	(731)	2,958
Short-Term Municipal Portfolio	20,388	203	(1)	202
Intermediate Municipal Portfolio	409,412	14,338	(4,948)	9,390
Intermediate Municipal II Portfolio	74,831	2,836	(25)	2,811

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HC Capital Trust

By (Signature and Title)	/s/ Robert J. Zion
Robert J. Zion, Principal Executive Officer

Date November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Colette L. Bergman
Colette L Bergman, Principal Financial Officer

Date November 25, 2015

By (Signature and Title)	/s/ Robert J. Zion
Robert J. Zion, Principal Executive Officer

Date November 25, 2015